UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/19

Date of reporting period:	3/31/19

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MassMutual Premier Funds

March 31, 2019

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2019

Welcome to the MassMutual Premier Funds Semiannual Report, covering the six months ended March 31, 2019.

Market Highlights

•	During the period, U.S. stock prices fell nearly 20% in the fourth quarter of 2018 before recovering most of their losses during the first quarter of 2019.

•	Data throughout the period pointed to a slowing global economic growth environment with markets only rebounding after assurances by the Federal Reserve Board (the Fed) that it would hold off on raising interest rates in 2019.

•	Developed-market foreign stocks trailed U.S. stock returns for the period, though emerging-market foreign equities were up for the period.

•	U.S. bonds benefited from investors seeking safety and falling interest rates due to slowing global economic growth expectations.

Market Commentary

For the six months beginning on October 1, 2018, global stock investors experienced moderately negative returns. U.S. stocks fell sharply in the first half of the period, suffering their worst quarterly decline in nearly a decade. U.S. stocks rebounded during the second half of the period, buoyed by expectations that the Fed will not raise interest rates in 2019.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the fourth quarter of 2018 with the S&P 500® Index* gaining or losing three percent of its value on 10 different days during the quarter. We believe several factors contributed to this resurgence in market volatility. Escalation of the trade war between the U.S. and China, and the increased risk of a monetary policy misstep contributed significantly to volatility. Another contributor was the threat of a government shutdown over immigration policy that became a reality in late December 2018. Volatility returned to more normal levels by the end of the period in response to the Fed backing off from further interest rate hikes, the government shutdown ending and progress on the resolution of the trade war between the U.S. and China, among other factors.

As a result, the broad market S&P 500 delivered a modest loss of 1.72% for the period. The technology-heavy NASDAQ Composite Index declined further, managing to lose 3.39% despite a strong second half rally. The Dow Jones Industrial Average lost just 0.84% for the six months. Small-cap stocks underperformed their larger peers and value stocks widely outperformed their growth peers.

The market sell-off and subsequent recovery affected sectors differently. Interest rate sensitive sectors such as utilities, real estate and consumer staples delivered positive returns, handling the concerns over an economic slowdown the best. The remaining seven sectors delivered negative

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

returns for the period. The energy and financial services sectors experienced the biggest losses due to expectations of slowing global economic growth and lower interest rates, respectively.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.82% for the six-month period. U.S. dollar appreciation was responsible for nearly half the performance difference between developed international stock markets and U.S. stock markets. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a positive 1.71% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes. The December meeting of the Federal Open Market Committee resulted in the target range for the federal funds rate being raised by a quarter point to 2.25-2.50%. While this was in line with market expectations, investors grew increasingly concerned that the two expected rate hikes in 2019 would slow U.S. economic growth and possibly lead to a recession. Concerns were eased when the Fed reversed course in January 2019, setting expectations for no more rate hikes in 2019.

The Fed’s action in the first half of the period followed signals that inflation may be rising faster than desired. Bond yields spiked in the first half of the period, with the 10-year U.S. Treasury bond reaching 3.24% in early November before falling to a low of 2.39% in late March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 4.63%. Investment-grade and high-yield corporate bonds also fared well in the rising yield environment. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period up 4.96%. The Bloomberg Barclays U.S. Corporate High Yield Index did not fare as well, but still ended the period up 2.39%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, risk tolerance, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/19 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Barings LLC (Barings). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MassMutual Premier U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

Discount Notes	71.3%
Repurchase Agreement	15.0%
U.S. Treasury Bonds & Notes	11.4%

Total Short-Term Investments	97.7%
Other Assets and Liabilities	2.3%

Net Assets	100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

Non-U.S. Government Agency Obligations	54.8%
Corporate Debt	39.4%
U.S. Treasury Obligations	3.0%
Purchased Options	1.1%
U.S. Government Agency Obligations and Instrumentalities	0.7%
Mutual Funds	0.0%
Municipal Obligations	0.0%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

MassMutual Premier Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

U.S. Treasury Obligations	71.5%
Non-U.S. Government Agency Obligations	23.1%
Corporate Debt	1.2%
Purchased Options	0.5%

Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%

Net Assets	100.0%

MassMutual Premier Core Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

Corporate Debt	36.2%
Non-U.S. Government Agency Obligations	32.0%
U.S. Government Agency Obligations and Instrumentalities	25.6%
U.S. Treasury Obligations	3.3%
Purchased Options	0.7%
Sovereign Debt Obligations	0.7%
Municipal Obligations	0.5%
Mutual Funds	0.3%
Preferred Stock	0.2%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

Corporate Debt	40.4%
Non-U.S. Government Agency Obligations	30.7%
U.S. Government Agency Obligations and Instrumentalities	20.5%
U.S. Treasury Obligations	2.0%
Purchased Options	1.3%
Mutual Funds	1.2%
Sovereign Debt Obligations	0.8%
Municipal Obligations	0.5%
Preferred Stock	0.1%
Common Stock	0.0%
Warrants	0.0%

Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%

Net Assets	100.0%

MassMutual Premier High Yield Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

Corporate Debt	89.7%
Mutual Funds	8.8%
Bank Loans	6.7%
Common Stock	0.7%
Preferred Stock	0.1%

Total Long-Term Investments	106.0%
Other Assets and Liabilities	(6.0)%

Net Assets	100.0%

MassMutual Premier Balanced Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

Common Stock	52.1%
Corporate Debt	14.1%
Non-U.S. Government Agency Obligations	12.4%
U.S. Government Agency Obligations and Instrumentalities	10.4%
Mutual Funds	9.7%
U.S. Treasury Obligations	1.0%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.3%
Purchased Options	0.2%
Preferred Stock	0.1%

Total Long-Term Investments	100.6%
Short-Term Investments and Other Assets and Liabilities	(0.6)%

Net Assets	100.0%

MassMutual Premier Disciplined Value Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Value Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser considers to be undervalued. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Barings LLC (Barings).

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/19

Bank of America Corp.	2.4%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.2%
Exxon Mobil Corp.	2.0%
The Procter & Gamble Co.	1.9%
Citigroup, Inc.	1.8%
Pfizer, Inc.	1.8%
Wells Fargo & Co.	1.7%
Berkshire Hathaway, Inc. Class B	1.5%
JPMorgan Chase & Co.	1.5%

19.1%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/19

Financial	28.4%
Consumer, Non-cyclical	19.6%
Communications	10.6%
Consumer, Cyclical	8.9%
Industrial	8.3%
Energy	7.7%
Technology	7.0%
Utilities	5.4%
Basic Materials	3.5%
Mutual Funds	0.5%

Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%

Net Assets	100.0%

MassMutual Premier Main Street Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/19

Microsoft Corp.	6.7%
JP Morgan Chase & Co.	4.1%
Merck & Co., Inc.	3.8%
Facebook, Inc. Class A	3.8%
Amazon.com, Inc.	3.7%
UnitedHealth Group, Inc.	3.2%
Motorola Solutions, Inc.	3.0%
Philip Morris International, Inc.	2.8%
Prologis, Inc.	2.8%
Lockheed Martin Corp.	2.5%

36.4%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	25.1%
Financial	16.9%
Technology	16.0%
Communications	13.6%
Consumer, Cyclical	10.9%
Industrial	9.5%
Energy	4.3%
Utilities	1.5%

Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%

Net Assets	100.0%

MassMutual Premier Disciplined Growth Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Growth Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser believes offer the potential for long-term growth. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Barings LLC (Barings).

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/19

Apple, Inc.	7.1%
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.2%
Alphabet, Inc. Class A	3.0%
Facebook, Inc. Class A	3.0%
Alphabet, Inc. Class C	2.7%
The Boeing Co.	1.9%
UnitedHealth Group, Inc.	1.9%
Visa, Inc. Class A	1.6%
Amgen, Inc.	1.5%

34.2%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/19

Technology	25.4%
Consumer, Non-cyclical	21.2%
Communications	20.1%
Consumer, Cyclical	11.2%
Industrial	10.3%
Financial	9.1%
Basic Materials	1.4%
Energy	0.4%
Mutual Funds	0.3%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Premier Small Cap Opportunities Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/19

CACI International, Inc. Class A	2.4%
Korn/Ferry International	2.3%
Zynga, Inc. Class A	2.2%
ASGN, Inc.	2.1%
Four Corners Property Trust, Inc.	2.0%
j2 Global, Inc.	1.9%
MKS Instruments, Inc.	1.8%
WSFS Financial Corp.	1.8%
Jack in the Box, Inc.	1.8%
National Storage Affiliates Trust	1.7%

20.0%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/19

Financial	22.6%
Consumer, Non-cyclical	18.6%
Industrial	15.9%
Consumer, Cyclical	15.1%
Technology	12.9%
Utilities	4.0%
Basic Materials	3.8%
Communications	3.1%
Mutual Funds	3.0%
Energy	2.9%

Total Long-Term Investments	101.9%
Short-Term Investments and Other Assets and Liabilities	(1.9)%

Net Assets	100.0%

MassMutual Premier Global Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts, and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States) and typically invests in a number of different countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/19

Alphabet, Inc. Class A	6.5%
Airbus SE	4.0%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Intuit, Inc.	3.2%
Adobe, Inc.	2.9%
S&P Global, Inc.	2.9%
Facebook, Inc. Class A	2.9%
Anthem, Inc.	2.7%
DLF Ltd.	2.4%
SAP SE	2.4%

33.6%

MassMutual Premier Global Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	23.6%
Industrial	19.8%
Communications	14.5%
Financial	14.0%
Technology	12.8%
Consumer, Cyclical	12.2%
Mutual Funds	4.2%
Energy	0.7%

Total Long-Term Investments	101.8%
Short-Term Investments and Other Assets and Liabilities	(1.8)%

Net Assets	100.0%

MassMutual Premier International Equity Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. The Fund invests primarily in the common stock of growth companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/19

Oppenheimer Institutional Government Money Market Fund Class E	2.7%
SAP SE	2.6%
ICICI Bank Ltd. Sponsored ADR	2.4%
Infineon Technologies AG	2.2%
Bunzl PLC	2.1%
Keyence Corp.	2.0%
Hermes International	2.0%
Novo Nordisk A/S Class B	2.0%
Nokia OYJ	1.9%
Temenos Group AG Registered	1.9%

21.8%

MassMutual Premier International Equity Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	24.3%
Consumer, Cyclical	22.3%
Industrial	19.7%
Technology	17.2%
Communications	6.3%
Financial	5.7%
Mutual Funds	3.7%
Energy	1.1%
Basic Materials	0.8%

Total Long-Term Investments	101.1%
Short-Term Investments and Other Assets and Liabilities	(1.1)%

Net Assets	100.0%

MassMutual Premier Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and, at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (MSCI) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/19

Alibaba Group Holding Ltd. Sponsored ADR	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Kering SA	4.2%
Novatek PJSC Sponsored GDR Registered	3.9%
Tencent Holdings Ltd.	3.9%
Glencore PLC	3.7%
Housing Development Finance Corp. Ltd.	3.7%
Kotak Mahindra Bank Ltd.	3.2%
AIA Group Ltd.	3.1%
Jiangsu Hengrui Medicine Co. Ltd. Class A	2.7%

40.4%

MassMutual Premier Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/19

Financial	26.1%
Consumer, Cyclical	18.1%
Communications	16.7%
Consumer, Non-cyclical	13.4%
Technology	7.5%
Basic Materials	6.4%
Energy	5.0%
Industrial	3.5%
Diversified	1.3%
Mutual Funds	0.2%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 97.7%
Discount Notes — 71.3%
Federal Farm Credit Bank 2.485% 4/03/19, 4/03/19 (a)	$200,000	$199,973
2.593% 6/24/19, 6/24/19 (a)	600,000	596,472
1 mo. USD LIBOR + .190% 2.672% FRN 4/16/19, 5/16/19 (a)	700,000	700,239
1 mo. USD LIBOR + .190% 2.674% FRN 4/15/19, 7/15/19 (a)	3,000,000	3,001,976
1 mo. USD LIBOR + .190% 2.689% FRN 4/26/19, 7/26/19 (a)	16,500,000	16,511,766
2.729% 10/22/19, 10/22/19 (a)	1,300,000	1,280,626
2.758% 9/30/19, 9/30/19 (a)	2,000,000	1,973,104
Federal Home Loan Bank 2.251% 4/01/19, 4/01/19 (a)	4,270,000	4,270,000
2.356% FRN 4/07/19, 6/07/19 (a) (b)	14,000,000	13,999,998
2.381% FRN 4/22/19, 4/22/19 (a) (b)	2,000,000	2,000,029
2.383% 4/03/19, 4/03/19 (a)	1,300,000	1,299,830
2.387% FRN 4/21/19, 8/21/19 (a) (b)	6,000,000	6,000,000
2.392% FRN 4/17/19, 7/17/19 (a) (b)	18,000,000	18,000,020
2.396% 4/01/19, 4/01/19 (a)	4,150,000	4,150,000
2.405% 4/11/19, 4/11/19 (a)	400,000	399,737
2.414% 4/03/19, 4/03/19 (a)	3,800,000	3,799,498
2.416% 4/02/19, 4/02/19 (a)	1,009,000	1,008,933
2.425% 4/10/19, 4/10/19 (a)	2,100,000	2,098,745
2.430% 4/03/19, 4/03/19 (a)	2,000,000	1,999,734
2.432% FRN 4/17/19, 1/17/20 (a) (b)	10,500,000	10,500,000
2.435% 4/04/19, 4/04/19 (a)	1,990,000	1,989,602
2.435% 4/04/19, 4/04/19 (a)	14,400,000	14,397,120
2.436% 4/12/19, 4/12/19 (a)	7,100,000	7,094,793
2.436% 4/17/19, 4/17/19 (a)	4,900,000	4,894,773
2.437% 4/17/19, 4/17/19 (a)	3,900,000	3,895,840
2.437% 4/11/19, 4/11/19 (a)	500,000	499,667
2.439% 4/03/19, 4/03/19 (a)	1,300,000	1,299,827
2.440% 4/05/19, 4/05/19 (a)	900,000	899,760
2.445% 4/04/19, 4/04/19 (a)	300,000	299,940
2.446% 4/12/19, 4/12/19 (a)	1,500,000	1,498,895
2.446% 4/12/19, 4/12/19 (a)	6,000,000	5,995,582
2.447% 5/08/19, 5/08/19 (a)	4,000,000	3,990,113
2.457% 4/15/19, 4/15/19 (a)	2,325,000	2,322,812
2.458% 4/24/19, 4/24/19 (a)	3,000,000	2,995,362
2.463% 4/17/19, 4/17/19 (a)	5,000,000	4,994,611
2.465% 5/01/19, 5/01/19 (a)	3,300,000	3,293,331
2.468% 4/03/19, 4/03/19 (a)	3,250,000	3,249,563
2.468% 4/10/19, 4/10/19 (a)	2,725,000	2,723,362
2.486% 4/12/19, 4/12/19 (a)	1,000,000	999,258
3 mo. USD LIBOR - .160% 2.491% FRN 5/24/19, 5/24/19 (a)	11,000,000	11,002,184

	Principal Amount	Value
2.494% 4/16/19, 4/16/19 (a)	$1,000,000	$998,985
2.511% 8/16/19, 8/16/19 (a)	3,330,000	3,298,952
2.539% FRN 4/11/19, 10/11/19 (a) (b)	25,000,000	24,987,318
2.713% 9/12/19, 9/12/19 (a)	8,230,000	8,131,770
2.752% 10/16/19, 10/16/19 (a)	1,000,000	985,425
Federal National Mortgage Association 2.415% , 4/08/19, 4/08/19 (a)	3,529,000	3,527,367

TOTAL DISCOUNT NOTES (Cost $214,056,892)		214,056,892

Repurchase Agreement — 15.0%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/29/19, 2.540%, due 4/01/19 (c)	45,000,000	45,000,000

U.S. Treasury Bonds & Notes — 11.4%
U.S. Treasury Note 1.000% 8/31/19	10,500,000	10,428,772
1.000% 11/30/19	6,500,000	6,426,241
1.250% 8/31/19	10,000,000	9,947,738
1.625% 8/31/19	7,500,000	7,468,793

		34,271,544

TOTAL SHORT-TERM INVESTMENTS (Cost $293,328,436)		293,328,436

TOTAL INVESTMENTS — 97.7% (Cost $293,328,436) (d)		293,328,436

Other Assets/(Liabilities) — 2.3%		7,031,975

NET ASSETS — 100.0%		$300,360,411

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(c)

Maturity value of $45,009,552. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% – 4.375%, maturity dates ranging from 8/15/20 – 2/15/48, and an aggregate market value, including accrued interest, of $45,900,001.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.9%

CORPORATE DEBT — 39.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$560,000	$569,731

Aerospace & Defense — 0.4%
Harris Corp. 2.700% 4/27/20	2,100,000	2,092,136

Agriculture — 1.3%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	2,350,000	2,361,356
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	2,328,000	2,320,887
Reynolds American, Inc. 4.000% 6/12/22	1,500,000	1,532,001

		6,214,244

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	75,687	76,073

Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC 3.605% FRN 4/05/21 (b)	660,000	644,388
3.919% FRN 2/15/23 (b)	1,580,000	1,494,377
General Motors Financial Co., Inc. 3.250% 1/05/23	2,715,000	2,662,003
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	485,000	467,922

		5,268,690

Auto Parts & Equipment — 0.4%
Lear Corp. 5.375% 3/15/24	1,610,000	1,654,551
5.250% 1/15/25	100,000	103,993

		1,758,544

Banks — 6.8%
Banco Santander SA 3.500% 4/11/22	2,000,000	2,018,990
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	5,430,000	5,393,869
Barclays PLC 4.063% FRN 5/16/24 (b)	945,000	917,200
Citigroup, Inc. 3.142% VRN 1/24/23 (b)	2,225,000	2,232,685
Discover Bank 3.350% 2/06/23	1,512,000	1,520,171
4.200% 8/08/23	1,000,000	1,039,653
First Horizon National Corp. 3.500% 12/15/20	1,620,000	1,628,416

	Principal Amount	Value
The Goldman Sachs Group, Inc. 3.200% 2/23/23	$5,430,000	$5,438,901
JP Morgan Chase & Co. 4.500% 1/24/22	2,130,000	2,228,075
Macquarie Bank Ltd. 2.850% 1/15/21 (a)	380,000	379,950
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	2,350,000	2,330,178
Morgan Stanley 3.750% 2/25/23	2,875,000	2,948,854
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,220,000	1,198,910
2.846% 1/11/22	260,000	260,226
SVB Financial Group 5.375% 9/15/20	225,000	232,823
Synchrony Bank 3.000% 6/15/22	2,560,000	2,526,255

		32,295,156

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	2,490,000	2,533,514
Keurig Dr Pepper, Inc. 4.057% 5/25/23 (a)	1,450,000	1,491,654
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	647,499
3.500% 5/01/22 (c)	720,000	729,245

		5,401,912

Biotechnology — 0.1%
Celgene Corp. 4.000% 8/15/23	474,000	491,011

Building Materials — 1.1%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	2,029,000	2,068,592
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 3.313% FRN 5/22/20	980,000	979,794
Masco Corp. 3.500% 4/01/21	490,000	493,332
7.125% 3/15/20	225,000	233,793
Standard Industries, Inc. 5.500% 2/15/23 (a)	1,472,000	1,497,760

		5,273,271

Chemicals — 2.3%
CF Industries, Inc. 7.125% 5/01/20	94,000	98,112
DowDuPont, Inc. 4.205% 11/15/23	1,165,000	1,218,277
Huntsman International LLC 5.125% 11/15/22	3,000,000	3,131,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	$2,227,000	$2,268,616
RPM International, Inc. 3.450% 11/15/22	43,000	43,022
6.125% 10/15/19	1,722,000	1,750,497
The Sherwin-Williams Co. 2.750% 6/01/22	1,239,000	1,231,493
Syngenta Finance NV 3.698% 4/24/20 (a)	1,165,000	1,169,148

		10,910,415

Computers — 0.8%
Dell International LLC/EMC Corp. 4.420% 6/15/21 (a)	1,650,000	1,692,834
Leidos Holdings, Inc. 4.450% 12/01/20	1,861,000	1,888,915

		3,581,749

Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	250,000	255,404
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	2,170,000	2,198,007
Aircastle Ltd. 5.000% 4/01/23	2,580,000	2,681,245
Ameriprise Financial, Inc. 3.000% 3/22/22	405,000	407,327
3.700% 10/15/24	285,000	294,606
4.000% 10/15/23	255,000	267,103
Antares Holdings LP 6.000% 8/15/23 (a)	1,172,000	1,152,094
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	1,480,000	1,461,768

		8,717,554

Electric — 0.9%
Ameren Corp. 2.700% 11/15/20	815,000	811,353
EDP Finance BV 4.125% 1/15/20 (a)	795,000	798,371
Enel Finance International NV 2.875% 5/25/22 (a)	755,000	742,142
Entergy Texas, Inc. 2.550% 6/01/21	605,000	597,233
Puget Energy, Inc. 6.000% 9/01/21	740,000	786,465
6.500% 12/15/20	334,000	352,355

		4,087,919

Electronics — 0.3%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	647,883

	Principal Amount	Value
Tech Data Corp. 3.700% 2/15/22	$580,000	$583,802

		1,231,685

Foods — 0.3%
McCormick & Co., Inc. 2.700% 8/15/22	1,570,000	1,561,300

Health Care – Products — 0.4%
Becton Dickinson and Co. 3.476% FRN 12/29/20 (b)	1,747,000	1,747,160

Health Care – Services — 0.2%
Cigna Holding Co. 4.000% 2/15/22	971,000	997,841

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	2,253,000	2,255,816

Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	1,848,000	1,850,348

Insurance — 2.9%
American International Group, Inc. 3.300% 3/01/21	490,000	493,066
AmTrust Financial Services, Inc. 6.125% 8/15/23	1,505,000	1,414,922
Athene Global Funding 4.000% 1/25/22 (a)	2,715,000	2,782,473
CNA Financial Corp. 5.750% 8/15/21	901,000	958,043
Enstar Group Ltd. 4.500% 3/10/22	1,435,000	1,461,228
Jackson National Life Global Funding 2.500% 6/27/22 (a)	1,940,000	1,918,101
Lincoln National Corp. 4.000% 9/01/23	310,000	323,967
6.250% 2/15/20	1,290,000	1,326,644
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,365,000	1,420,516
Trinity Acquisition PLC 3.500% 9/15/21	980,000	987,990
Willis Towers Watson PLC 5.750% 3/15/21	840,000	879,543

		13,966,493

Investment Companies — 0.7%
Ares Capital Corp. 3.875% 1/15/20	900,000	904,372
BlackRock TCP Capital Corp. 4.125% 8/11/22	1,805,000	1,735,120
FS KKR Capital Corp. 4.000% 7/15/19	933,000	934,705

		3,574,197

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.4%
Brunswick Corp. 4.625% 5/15/21 (a)	$2,130,000	$2,129,880

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	410,000	402,992
2.875% 3/01/21	1,315,000	1,312,785

		1,715,777

Machinery – Diversified — 1.0%
CNH Industrial Capital LLC 3.375% 7/15/19	729,000	729,911
3.875% 10/15/21	1,015,000	1,025,759
4.875% 4/01/21	590,000	606,225
Wabtec Corp. 4.400% STEP 3/15/24	2,400,000	2,439,891

		4,801,786

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,045,000	1,052,597
Discovery Communications LLC 2.950% 3/20/23	1,025,000	1,015,261
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	2,475,000	2,456,437

		4,524,295

Mining — 1.1%
Glencore Funding LLC 4.125% 5/30/23 (a)	1,680,000	1,711,164
Kinross Gold Corp. 5.125% 9/01/21	550,000	566,500
5.950% 3/15/24	1,620,000	1,733,400
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	1,170,000	1,190,698

		5,201,762

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.875% STEP 10/01/21	1,210,000	1,194,633

Oil & Gas — 0.7%
Antero Resources Corp. 5.375% 11/01/21	629,000	631,359
Continental Resources, Inc. 5.000% 9/15/22	1,480,000	1,490,547
EQT Corp. 3.000% 10/01/22	1,210,000	1,187,312

		3,309,218

Packaging & Containers — 0.5%
Graphic Packaging International LLC 4.750% 4/15/21	2,230,000	2,257,875

	Principal Amount	Value
Pharmaceuticals — 2.6%
Bayer US Finance II LLC 3.621% FRN 12/15/23 (a) (b)	$2,255,000	$2,221,874
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.381% FRN 6/15/22	2,345,000	2,326,580
CVS Health Corp. 2.125% 6/01/21	1,705,000	1,675,892
3.700% 3/09/23	835,000	848,427
Express Scripts Holding Co. 3.300% 2/25/21	1,895,000	1,907,757
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	335,000	330,866
2.875% 9/23/23	900,000	888,198
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	2,525,000	2,407,269

		12,606,863

Pipelines — 0.5%
Energy Transfer Operating LP 4.200% 9/15/23	2,390,000	2,469,609

Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	1,495,000	1,462,946

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 2.250% 1/15/22	465,000	457,906
3.000% 6/15/23	1,520,000	1,514,820
3.300% 2/15/21	505,000	509,709
Crown Castle International Corp. 3.400% 2/15/21	1,319,000	1,329,892
Digital Realty Trust LP 3.400% 10/01/20	425,000	428,016
Healthcare Trust of America Holdings LP 2.950% 7/01/22	690,000	682,790
SBA Tower Trust 3.168% 4/11/22 (a)	880,000	875,259
Simon Property Group LP 2.350% 1/30/22	960,000	952,956

		6,751,348

Retail — 1.8%
Advance Auto Parts, Inc. 4.500% 12/01/23	850,000	891,580
Dollar Tree, Inc. 3.700% 5/15/23	2,480,000	2,514,936
O’Reilly Automotive, Inc. 3.800% 9/01/22	191,000	195,882
3.850% 6/15/23	2,206,000	2,267,329

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QVC, Inc. 4.375% 3/15/23	$2,500,000	$2,535,704

		8,405,431

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	1,465,000	1,457,913
Microchip Technology, Inc. 3.922% 6/01/21 (a)	905,000	912,942
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	1,225,000	1,248,520

		3,619,375

Telecommunications — 1.1%
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	2,320,000	2,351,715
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,904,000	1,913,710
Sprint Communications, Inc. 9.250% 4/15/22	950,000	1,106,750

		5,372,175

Transportation — 0.4%
Ryder System, Inc. 2.250% 9/01/21	170,000	167,541
2.500% 9/01/22	40,000	39,087
3.400% 3/01/23	485,000	490,691
3.750% 6/09/23	1,300,000	1,330,978

		2,028,297

Trucking & Leasing — 1.3%
DAE Funding LLC 4.000% 8/01/20 (a)	522,000	523,305
GATX Corp. 2.600% 3/30/20	975,000	971,965
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	2,400,000	2,459,760
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.375% 2/01/22 (a)	50,000	50,195
4.875% 7/11/22 (a)	2,300,000	2,406,300

		6,411,525

TOTAL CORPORATE DEBT (Cost $187,572,974)		188,186,040

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, 3.671% FRN 4/26/27	93,349	93,544

TOTAL MUNICIPAL OBLIGATIONS (Cost $93,349)		93,544

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.8%
Auto Floor Plan ABS — 0.5%
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class C, 3.536% FRN 9/25/23 (a) (b)	$280,000	$280,479
Series 2018-1, Class D, 4.036% FRN 9/25/23 (a) (b)	471,000	471,879
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A1, 3.084% FRN 10/15/23 (a) (b)	600,000	600,281
Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 4.184% FRN 4/15/21 (a)	1,250,000	1,250,668

		2,603,307

Automobile ABS — 8.7%
American Credit Acceptance Receivables Trust Series 2017-4, Class C, 2.940% 1/10/24 (a)	2,700,000	2,694,537
Series 2019-1, Class C, 3.500% 4/14/25 (a)	1,625,000	1,634,138
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (a)	295,000	297,450
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	633,000	640,462
BMW Vehicle Lease Trust, Series 2018-1, Class A4 3.360% 3/21/22	500,000	506,368
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	460,000	470,204
CPS Auto Trust Series 2017-D, Class A, 1.870% 3/15/21 (a)	117,622	117,429
Series 2018-A, Class A, 2.160% 5/17/21 (a)	77,400	77,206
Series 2016-C, Class B, 2.480% 9/15/20 (a)	24,249	24,243
Series 2019-A, Class A, 3.180% 6/15/22 (a)	307,016	307,516
Series 2018-C, Class B, 3.430% 7/15/22 (a)	240,000	240,692
Drive Auto Receivables Trust Series 2017-2, Class C, 2.750% 9/15/23	326,923	326,801
Series 2017-1, Class C, 2.840% 4/15/22	498,034	497,820
Series 2018-2, Class B, 3.220% 4/15/22	560,000	560,143

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-4, Class C, 3.660% 11/15/24	$660,000	$664,858
Series 2019-1, Class C, 3.780% 4/15/25	1,050,000	1,065,970
DT Auto Owner Trust Series 2018-3A, Class A, 3.020% 2/15/22 (a)	953,005	952,589
Series 2019-1A, Class C, 3.610% 11/15/24 (a)	240,000	241,696
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.750% 4/15/22 (a)	670,000	668,634
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	370,548	370,422
Series 2018-4A, Class A, 3.050% 12/15/21 (a)	425,147	425,401
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	660,000	660,469
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	400,000	401,888
Series 2015-2A, Class C, 3.900% 3/15/21 (a)	743,116	743,959
First Investors Auto Owner Trust, Series 2017-3A, Class B 2.720% 4/17/23 (a)	890,000	885,936
Flagship Credit Auto Trust Series 2016-3, Class B, 2.430% 6/15/21 (a)	869,106	868,361
Series 2016-4, Class C, 2.710% 11/15/22 (a)	890,000	887,054
Series 2016-1, Class A, 2.770% 12/15/20 (a)	25,964	25,962
Series 2017-1, Class B, 2.830% 3/15/23 (a)	1,515,000	1,513,472
Series 2017-4, Class C, 2.920% 11/15/23 (a)	1,800,000	1,786,382
Series 2018-1, Class B, 3.130% 1/17/23 (a)	3,250,000	3,251,096
GLS Auto Receivables Trust, Series 2018-3A, Class A 3.350% 8/15/22 (a)	726,251	727,449
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	4,120,000	4,099,106
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	1,430,000	1,426,530
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	1,420,000	1,411,865
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	950,000	973,304
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	481,491	480,812

	Principal Amount	Value
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A4 3.630% 9/10/25 (a)	$720,000	$734,143
Oscar US Funding Trust VI, Series 2017-1A, Class A3 2.820% 6/10/21 (a)	550,000	549,458
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (a)	1,225,469	1,224,366
Oscar US Funding X LLC, Series 2019-1A, Class A4 3.270% 5/11/26 (a)	1,200,000	1,210,789
Santander Drive Auto Receivables Trust Series 2014-4, Class D, 3.100% 11/16/20	256,958	256,974
Series 2016-1, Class D, 4.020% 4/15/22	1,740,000	1,756,567
Securitized Equipment Receivable 3.760% 10/11/24	890,000	897,320
4.200% 10/11/24	845,000	852,431
Tesla Auto Lease Trust Series 2018-A, Class B, 2.750% 2/20/20 (a)	390,000	389,469
Series 2018-B, Class A, 3.710% 8/20/21 (a)	475,860	480,970
World Omni Select Auto Trust, Series 2018-1A, Class A1 2.782% 11/15/19 (a)	141,805	141,797

		41,422,508

Commercial MBS — 2.7%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.834% FRN 9/15/34 (a) (b)	300,000	297,560
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.460% VRN 1/12/45 (b)	214,997	215,061
BHMS Mortgage Trust Series 2018-ATLS, Class A, 3.734% FRN 7/15/35 (a) (b)	1,880,000	1,877,065
Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (a) (b)	2,600,000	2,595,181
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.184% FRN 11/15/35 (a) (b)	760,524	761,002
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 4.634% FRN 12/15/37 (a) (b)	1,335,725	1,341,549
COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (b)	797,000	806,426

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (b)	$330,915	$332,663
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.484% FRN 6/15/32 (a) (b)	2,688,508	2,676,730
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	1,000,000	1,014,086
MSCG Trust, Series 2018-SELF, Class C, 3.664% FRN 10/15/37 (a) (b)	185,000	183,377
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.482% VRN 8/15/39 (b)	20,906	20,966
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.234% FRN 2/15/35 (a) (b)	248,535	247,601
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	411,823	412,119

		12,781,386

Home Equity ABS — 0.1%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.726% FRN 10/25/34 (a)	292,988	292,091
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 3.206% FRN 3/25/35	31,626	32,009

		324,100

Other ABS — 20.7%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 3/15/41 (a)	178,459	175,449
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 6/15/41 (a)	301,624	294,926
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (a)	1,687,408	1,709,617
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	816,087	851,772
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100% 3.861% FRN 7/20/26 (a)	339,192	339,183

	Principal Amount	Value
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 4.267% FRN 10/15/28 (a)	$1,290,000	$1,290,050
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	1,400,000	1,382,405
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.634% FRN 6/15/28 (a) (b)	880,000	878,358
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	822,375	840,210
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR, 3 mo. USD LIBOR + 1.500% 4.252% FRN 7/29/26 (a)	500,000	499,500
Ascentium Equipment Receivables Trust Series 2018-2A, Class B, 3.760% 5/10/24 (a)	1,596,000	1,624,997
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	2,286,000	2,331,203
Avant Loans Funding Trust, Series 2019-A, Class A 3.480% 7/15/22 (a)	1,530,000	1,529,903
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 4.011% FRN 7/20/30 (a)	650,000	649,987
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	216,128	216,128
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	369,809	367,541
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	750,500	776,114
Capital Automotive LLC, Series 2012-1A, Class A1 3.870% 4/15/47 (a)	608,117	611,787
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	815,556	816,638
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	56,565	56,353
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	1,049,251	1,043,485
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	882,829	879,436

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	$20,611	$20,474
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a) (d)	632,000	633,707
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a) (d)	746,000	749,357
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3.815% FRN 10/26/27 (a) (b)	1,850,000	1,841,142
Diamond Resorts Owner Trust Series 2015-2, Class A, 2.990% 5/22/28 (a)	208,462	208,386
Series 2016-1, Class A, 3.080% 11/20/28 (a)	713,099	712,776
Series 2015-2, Class B, 3.540% 5/22/28 (a)	113,706	113,657
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	788,000	779,138
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	962,725	983,503
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250% 7.322% FRN 7/15/24 (a)	21,679	21,693
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.637% FRN 7/15/23 (a)	117,934	118,528
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	429,696	425,552
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	187,073	183,259
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	206,182	204,529
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a) (d)	673,000	672,885
FRS I LLC, Series 2013-1A, Class A1 1.800% 4/15/43 (a)	6,160	6,156
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.761% FRN 4/20/31 (a) (b)	1,500,000	1,475,962
Gallatin CLO IX Ltd., Series 2018-1A, Class A, 3.811% FRN 1/21/28 (a) (b)	2,200,000	2,193,303
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	710,771	715,724

	Principal Amount	Value
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	$987,785	$985,021
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	740,240	754,239
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	1,628,139	1,663,314
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.131% FRN 4/25/35	22,716	22,595
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,107,297	1,115,904
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	255,088	251,718
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	641,706	646,436
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	210,072	213,680
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,245,889	1,287,988
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (a)	215,390	213,017
Series 2013-A, Class A, 2.280% 1/25/26 (a)	146,479	146,110
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	500,633	495,636
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	510,000	519,709
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	639,841	642,536
KREF Ltd., Series 2018-FL1, Class AS, 3.834% FRN 6/15/36 (a) (b)	2,600,000	2,592,323
Lendmark Funding Trust Series 2017-2A, Class A, 2.800% 5/20/26 (a)	819,957	814,793
Series 2017-1A, Class A, 2.830% 12/22/25 (a)	630,000	624,861
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	930,000	942,183
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (a)	3,150,000	3,136,359
Series 2018-AA, Class A, 4.200% 11/20/30 (a)	2,063,000	2,099,627
Marlette Funding Trust Series 2017-3A, Class A, 2.360% 12/15/24 (a)	156,648	156,423
Series 2017-2A, Class A, 2.390% 7/15/24 (a)	18,389	18,385

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A, 2.827% 3/15/24 (a)	$19,647	$19,646
Series 2018-2A, Class A, 3.060% 7/17/28 (a)	404,566	404,307
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	225,000	225,771
Mosaic Solar Loans LLC Series 2017-2A, Class D, 0.010% 6/22/43 (a)	580,992	536,610
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	880,516	892,120
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	201,798	205,401
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (a)	174,917	173,450
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 4.037% FRN 1/15/28 (a) (b)	750,000	739,002
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (a)	2,100,000	2,093,433
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	468,633	468,829
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107% 12/15/50 (a)	1,500,000	1,501,258
OCP CLO Ltd., Series 2015-8A, Class A2AR, 4.223% FRN 4/17/27 (a) (b)	2,150,000	2,128,711
OHA Loan Funding Ltd. Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 4.094% FRN 8/15/29 (a)	1,350,000	1,352,635
Series 2012-1A, Class B1R, 3 mo. USD LIBOR + 1.850% 4.622% FRN 1/23/27 (a)	400,000	399,989
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	61,682	60,991
Series 2016-A, Class B, 2.910% 3/08/29 (a)	733,967	736,695
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	469,490	471,583
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 5.340% FRN 2/25/23 (a)	670,000	671,461
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.877% FRN 1/15/30 (a) (b)	1,250,000	1,237,923

	Principal Amount	Value
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	$1,030,000	$1,048,663
Sierra Timeshare Receivables Funding LLC Series 2014-3A, Class A, 2.300% 10/20/31 (a)	384,897	383,983
Series 2015-3A, Class A, 2.580% 9/20/32 (a)	142,244	141,497
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	1,345,751	1,342,597
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	689,012	688,039
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	53,341	53,259
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	1,320,000	1,325,537
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (a)	289,526	289,561
Series 2018-3, Class A1, 3.200% 8/25/27 (a)	534,859	535,068
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (a)	1,933,467	1,930,665
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	1,247,396	1,284,890
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	2,314,200	2,377,022
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	830,194	830,992
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	1,018,093	1,045,833
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.277% FRN 10/13/29 (a)	1,060,000	1,062,719
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	2,023,484	2,008,823
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 3.214% FRN 3/15/22 (a) (b)	1,340,000	1,340,318
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 4.184% FRN 12/15/20 (a)	670,000	669,560
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	1,870,000	1,897,811

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3.831% FRN 10/20/28 (a) (b)	$1,100,000	$1,101,099
Trinity Rail Leasing LP, Series 2018-1A, Class A1 3.820% 6/17/48 (a)	1,387,221	1,421,792
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	318,731	316,334
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,246,612	2,371,966
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	2,123,229	2,127,725
Triton Container Finance VI LLC, Series 2018-2A, Class A 4.190% 6/22/43 (a)	1,369,000	1,389,632
Upstart Securitization Trust, Series 2019-1, Class A 3.450% 4/20/26 (a)	900,000	900,272
VSE VOI Mortgage LLC Series 2016-A, Class B, 2.740% 7/20/33 (a)	657,396	650,255
Series 2018-A, Class C, 4.020% 2/20/36 (a)	692,080	698,991
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	173,448	170,298
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	1,111,379	1,095,778
Westgate Resorts LLC, Series 2015-2A, Class A 3.200% 7/20/28 (a)	270,424	270,016
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	693,989	708,433
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (a)	290,000	302,064

		98,668,937

Student Loans ABS — 16.0%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.286% FRN 12/26/44 (a)	204,971	203,719
Access Group, Inc. Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 3.190% FRN 7/25/56 (a)	666,978	648,650
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.990% FRN 7/25/58 (a)	530,000	502,206

	Principal Amount	Value
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.690% FRN 7/01/38	$162,248	$158,668
College Ave Student Loans LLC, Series 2018-A, Class A1, 3.686% FRN 12/26/47 (a) (b)	1,567,542	1,555,640
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 3.277% FRN 1/15/37	603,884	569,138
Commonbond Student Loan Trust Series 2016-B, Class A1, 2.730% 10/25/40 (a)	415,064	411,373
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	490,000	492,263
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	625,000	629,998
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	472,000	475,652
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	394,906	399,387
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	241,478	230,434
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	24,540	24,469
Series 2015-B, Class A3, 2.540% 4/27/26 (a)	61,024	60,581
Series 2015-A, Class A2, 3.060% 7/25/31 (a)	233,332	234,191
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	1,092,756	1,096,137
Series 2015-D, Class A1, 4.184% 1/25/40 (a)	348,068	352,653
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.390% FRN 10/25/44 (a)	1,186,218	1,194,549
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	908,481	911,032
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.536% FRN 2/26/35 (a)	371,906	376,967
ECMC Group Student Loan Trust Series 2018-1A, Class A, 1 mo. USD LIBOR + 0.750% 3.240% FRN 2/27/68 (a)	1,953,938	1,934,992
Series 2018-2A, Class A, 3.286% FRN 9/25/68 (a) (b)	2,350,036	2,329,992
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.686% FRN 12/27/66 (a)	2,107,422	2,110,052

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EdLinc Student Loan Funding, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (b)	$1,979,425	$1,979,650
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 3.236% FRN 8/25/42 (a) (b)	1,185,587	1,184,129
Series 2018-A, Class B, 4.000% 8/25/42 (a)	630,000	634,432
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.239% FRN 12/01/31	466,114	460,190
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.919% FRN 9/27/35	13,441	13,421
Laurel Road Prime Student Loan Trust Series 2017-C, Class B, 2.950% 11/25/42 (a)	694,207	684,168
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	745,055	730,041
Navient Private Education Loan Trust, Series 2017-A, Class A2B, 3.384% FRN 12/16/58 (a) (b)	1,400,000	1,399,997
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420% 1/15/43 (a)	570,000	578,764
Navient Student Loan Trust Series 2018-2A, Class A3, 3.236% FRN 3/25/67 (a) (b)	1,830,000	1,802,885
Series 2018-3A, Class A3, 3.286% FRN 3/25/67 (a) (b)	2,500,000	2,469,673
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.636% FRN 7/26/66 (a)	1,800,000	1,827,023
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	374,529	377,016
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.236% FRN 12/26/40 (a)	312,759	311,769
Nelnet Student Loan Trust Series 2007-2A, Class A4A2, 28 day ARS 2.856% FRN 6/25/35 (a)	2,800,000	2,778,809
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.120% FRN 1/25/37 (a)	455,071	452,738
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 3.240% FRN 9/27/66 (a)	1,950,000	1,943,289
Series 2012-1A, Class A, 1 mo. USD LIBOR + .800% 3.286% FRN 12/27/39 (a)	1,548,980	1,554,611

	Principal Amount	Value
Series 2018-5A, Class B, 3.936% FRN 2/25/67 (a) (b)	$1,000,000	$999,998
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/54 (a)	395,000	389,698
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 3.571% FRN 7/25/25	241,390	242,474
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.436% FRN 11/25/65 (a)	1,224,516	1,229,187
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 2.861% FRN 6/15/55	1,470,334	1,377,514
SLM Student Loan Trust Series 06-2, Class R, 0.000% 1/25/41 (e) (f)	3,391	1,390,310
Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.881% FRN 1/26/43	452,192	440,834
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.911% FRN 1/27/42	250,000	239,271
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.921% FRN 3/25/44	3,700,000	3,570,461
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.971% FRN 1/27/42	3,031,132	2,814,704
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 3/25/44	2,300,811	2,174,083
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 3.061% FRN 1/25/44	1,496,265	1,388,248
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 3.071% FRN 7/25/25	476,513	474,405
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 3.071% FRN 1/25/41	1,094,021	1,046,105
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 3.081% FRN 1/25/55	538,841	509,644
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.261% FRN 12/15/38	423,835	404,955
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 3.321% FRN 10/25/64 (a)	2,300,000	2,286,100

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.371% FRN 1/25/41	$1,817,482	$1,819,740
Series 2004-8A, Class A6, 3 mo. USD LIBOR + .630% 3.401% FRN 1/25/40 (a)	450,000	451,027
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.521% FRN 1/25/40	2,000,000	1,984,062
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	100,000	100,000
SMB Private Education Loan Trust Series 2018-C, Class A2B, 3.234% FRN 11/15/35 (a) (b)	1,200,000	1,197,004
Series 2018-A, Class A2B, 3.284% FRN 2/15/36 (a) (b)	900,000	898,748
Series 2019-A, Class A2B, 3.510% FRN 7/15/36 (a) (b)	1,211,000	1,210,999
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.934% FRN 2/17/32 (a)	356,788	362,005
Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950% 4.434% FRN 8/16/32 (a)	1,350,000	1,388,142
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	500	437,500
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,928,100	1,384,761
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	2,333,800	1,512,396
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	1,727,800	984,044
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	2,069,700	713,012
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	3,162,200	922,031
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	255,407	251,703
Series 2014-A, Class A2, 3.020% 10/25/27 (a)	73,637	73,561
Series 2019-A, Class A2FX, 3.690% 6/15/48 (a)	1,080,000	1,111,441
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.236% FRN 8/25/36 (a)	377,292	383,231

		76,248,746

WL Collateral CMO — 6.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.657% VRN 8/25/34 (b)	36,713	36,295

	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	$5,042	$4,658
Series 2004-2, Class 1A1, 4.619% VRN 2/25/34 (b)	23,458	22,051
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	946,113	937,590
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	1,961,690	1,975,427
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	579,067	586,220
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	2,033,985	2,057,693
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.103% VRN 8/25/34 (b)	7,513	7,337
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.048% VRN 8/25/34 (b)	52,210	50,103
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	956,647	957,326
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	1,561,874	1,558,111
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	1,303,649	1,304,817
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	1,445,345	1,449,994
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 2.750% VRN 2/25/34 (b)	3,322	3,012
Series 2004-A1, Class IIA2, 4.538% VRN 2/25/34 (b)	113,927	114,087
Series 2003-A4, Class IA, 4.666% VRN 7/25/33 (b)	3,176	3,090
New Residential Mortgage Loan Trust Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	752,098	760,076
3.752% 4/25/49 (a)	1,050,000	1,054,962
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	2,267,139	2,283,770
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	1,503,295	1,506,857
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	1,555,097	1,559,714
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	1,077,665	1,065,131
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	1,787,950	1,789,261

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	$1,377,268	$1,378,246
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	1,116,843	1,132,008
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	2,088,951	2,117,261
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	1,534,823	1,559,173
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	790,428	801,065
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (b)	462,025	470,641
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.558% VRN 3/25/34 (b)	28,132	27,408
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b)	796,893	797,514
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.797% FRN 4/25/44	76,207	75,065

		29,445,963

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $261,164,529)		261,494,947

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.7%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. Series 4720, Class A 3.000% 3/15/41	920,782	921,240
Federal National Mortgage Association Series 2015-80, Class CA 3.000% 4/25/40	1,490,051	1,488,589
Government National Mortgage Association (b) Series 2014-131, Class BW 3.889% 5/20/41	346,292	364,803

		2,774,632

Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.234% 4.682% 3/01/37	237,566	250,186
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.644% 4.179% FRN 5/01/34	50,552	52,704

	Principal Amount	Value
Pool #725692 1 year CMT + 2.138% 4.315% FRN 10/01/33	$53,876	$56,584
Pool #888586 1 year CMT + 2.199% 4.420% FRN 10/01/34	115,735	121,852
Pool #725796 5.500% 9/01/19	17,970	17,995
Pool #844564 5.500% 12/01/20	19,048	19,352
Government National Mortgage Association Pool #507545 7.500% 8/15/29	27,064	30,890

		549,563

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,334,924)		3,324,195

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds & Notes — 3.0%
U.S. Treasury Note 8.000% 11/15/21 (g)	12,620,000	14,437,675

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,483,209)		14,437,675

TOTAL BONDS & NOTES (Cost $466,648,985)		467,536,401

TOTAL PURCHASED OPTIONS (#) — 1.1% (Cost $5,197,567)		5,218,361

	Number of Shares

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (h)	104,750	104,750

TOTAL MUTUAL FUNDS (Cost $104,750)		104,750

TOTAL LONG-TERM INVESTMENTS (Cost $471,951,302)		472,859,512

	Principal Amount

SHORT-TERM INVESTMENTS — 3.2%
Commercial Paper — 3.2%
Hyundai Capital America 2.890% 6/21/19 (a)	$5,000,000	4,966,773

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Keurig Dr Pepper, Inc. 2.816% 4/05/19 (a)	$5,000,000	$4,997,434
Magna International, Inc. 2.687% 4/01/19 (a)	5,000,000	4,998,904

		14,963,111

TOTAL SHORT-TERM INVESTMENTS (Cost $14,964,332)		14,963,111

TOTAL INVESTMENTS — 102.2% (Cost $486,915,634) (i)		487,822,623

Other Assets/(Liabilities) — (2.2)%		(10,590,876)

NET ASSETS — 100.0%		$477,231,747

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $284,397,040 or 59.59% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $102,720 or 0.02% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Investment was valued using significant unobservable inputs.
(f)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $1,390,310 or 0.29% of net assets.

(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	Represents investment of security lending collateral. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC*	16,660,000	USD 16,660,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$832,872	$798,387	$(34,485)
Credit Suisse International*	18,600,000	USD 18,600,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	892,800	995,016	102,216

						1,725,672	1,793,403	67,731

Put
Barclays Bank PLC*	33,920,000	USD 33,920,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$1,695,763	$1,718,793	$23,030
Credit Suisse International*	37,080,000	USD 37,080,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	1,776,132	1,706,165	(69,967)

						3,471,895	3,424,958	(46,937)

						$5,197,567	$5,218,361	$20,794

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/19/19	481	$58,796,295	$952,924

Short
90 Day Eurodollar	6/17/19	6	$(1,460,756)	$(1,069)
U.S. Treasury Ultra 10 Year	6/19/19	233	(30,320,192)	(617,839)
U.S. Treasury Note 2 Year	6/28/19	319	(67,725,880)	(251,026)
U.S. Treasury Note 5 Year	6/28/19	1,321	(151,630,678)	(1,378,275)
90 Day Eurodollar	9/16/19	6	(1,460,605)	(2,495)
90 Day Eurodollar	12/16/19	7	(1,703,514)	(3,961)
90 Day Eurodollar	3/16/20	5	(1,217,734)	(3,329)
90 Day Eurodollar	6/15/20	5	(1,218,453)	(3,735)
90 Day Eurodollar	9/14/20	5	(1,218,983)	(4,017)
90 Day Eurodollar	12/14/20	5	(1,218,921)	(4,267)
90 Day Eurodollar	3/15/21	4	(975,487)	(3,313)
90 Day Eurodollar	9/13/21	8	(1,951,273)	(6,127)
90 Day Eurodollar	3/14/22	7	(1,706,840)	(5,098)
90 Day Eurodollar	9/19/22	6	(1,462,405)	(4,220)
90 Day Eurodollar	3/13/23	5	(1,217,921)	(3,579)
90 Day Eurodollar	12/18/23	7	(1,703,515)	(4,923)
90 Day Eurodollar	12/16/24	19	(4,618,125)	(12,888)

				$(2,310,161)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps

Goldman Sachs International*	USD	1,500,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	$(191,382)	$924	$(190,458)

Goldman Sachs International*	USD	400,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(18,741)	(32,048)	(50,789)

Goldman Sachs International*	USD	1,120,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(45,218)	(96,992)	(142,210)

							$(255,341)	$(128,116)	$(383,457)

Collateral for swap agreements held by Goldman Sachs International amounted to $285,763 in securities at March, 31 2019.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	84.3%
Cayman Islands	5.7%
Ireland	1.8%
Japan	1.5%
Netherlands	1.3%
Bermuda	1.0%
United Kingdom	0.9%
Luxembourg	0.7%
Canada	0.6%
Sweden	0.5%
Spain	0.4%
Australia	0.3%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.8%

CORPORATE DEBT — 1.2%
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC 3.919% FRN 2/15/23 (a)	$1,360,000	$1,286,299

Health Care – Products — 0.3%
Becton Dickinson and Co. 3.476% FRN 12/29/20 (a)	1,020,000	1,020,094

Pharmaceuticals — 0.5%
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.381% FRN 6/15/22	1,360,000	1,349,317

TOTAL CORPORATE DEBT (Cost $1,622,137)		3,655,710

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
Automobile ABS — 3.1%
American Credit Acceptance Receivables Trust, Series 2019-1, Class C 3.500% 4/14/25 (b)	1,625,000	1,634,137
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class C, 4.530% 3/20/23 (b)	322,000	325,796
Series 2016-1A, Class C, 4.940% 6/20/22 (b)	1,150,000	1,168,035
Hertz Vehicle Financing II LP Series 2016-4A, Class B, 3.290% 7/25/22 (b)	2,000,000	1,985,118
Series 2015-1A, Class B, 3.520% 3/25/21 (b)	700,000	698,854
Series 2017-1A, Class B, 3.560% 10/25/21 (b)	530,000	528,714
Series 2019-1A, Class B, 4.100% 3/25/23 (b)	2,000,000	2,026,461
Securitized Equipment Receivable 3.760% 10/11/24	350,000	352,879
4.200% 10/11/24	370,000	373,254

		9,093,248

Commercial MBS — 1.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (a) (b)	1,150,000	1,147,869
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.184% FRN 11/15/35 (a) (b)	449,772	450,055
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 4.234% FRN 12/15/37 (a) (b)	250,836	251,459

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (a)	$201,545	$202,609
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.484% FRN 6/15/32 (a) (b)	1,045,531	1,040,950
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.234% FRN 2/15/35 (a) (b)	218,711	217,889
VMC Finance LLC, Series 2018-FL1, Class A, 3.304% FRN 3/15/35 (a) (b)	480,600	481,712

		3,792,543

Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + .770% 3.259% FRN 5/14/29	950,000	940,801

Other ABS — 6.9%
321 Henderson Receivables I LLC Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 6/15/41 (b)	1,168,641	1,142,690
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 12/15/41 (b)	219,422	215,510
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 3/15/42 (b)	514,817	496,050
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.684% FRN 9/15/41 (b)	129,087	123,583
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (b)	432,265	431,211
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (b)	417,003	422,491
AIMCO CLO, Series 2015-AA, Class AR, 3.637% FRN 1/15/28 (a) (b)	1,450,000	1,442,295
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.634% FRN 6/15/28 (a) (b)	920,000	918,284
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.871% FRN 4/25/26 (b)	999,455	999,465

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	$60,205	$59,980
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3.567% FRN 4/15/27 (a) (b)	1,450,000	1,440,959
CLI Funding V LLC, Series 2013-1A 2.830% 3/18/28 (b)	1,353,167	1,337,911
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	12,671	12,586
Diamond Resorts Owner Trust, Series 2015-2, Class B 3.540% 5/22/28 (b)	68,224	68,194
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.637% FRN 7/15/23 (b)	100,675	101,183
KREF Ltd., Series 2018-FL1, Class AS, 3.834% FRN 6/15/36 (a) (b)	1,520,000	1,515,512
LCM Ltd. 1.000% 7/15/27 (b) (c)	1,200,000	1,198,683
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (b)	410,000	415,371
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (b)	2,200,000	2,190,473
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3.587% FRN 1/15/28 (a) (b)	1,500,000	1,488,718
OCP CLO Ltd., Series 2015-10A, Class A1R, 3.585% FRN 10/26/27 (a) (b)	1,450,000	1,440,785
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (b)	222,003	221,433
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (b)	268,280	269,476
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.336% 2/25/23 (b)	270,000	270,589
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class B, 3.050% 3/22/32 (b)	283,332	282,932
Series 2019-1A, Class D, 4.750% 1/20/36 (b)	770,000	773,230
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2, 3.730% 3/15/22 (b)	1,000,000	1,009,411

	Principal Amount	Value
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 4.172% FRN 12/15/20 (b)	$300,000	$299,803

		20,588,808

Student Loans ABS — 8.5%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.286% FRN 12/26/44 (b)	1,468,959	1,459,986
AccessLex Institute, Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 3.177% FRN 9/22/37	431,334	415,121
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 2.942% FRN 6/25/26	728,163	721,245
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 3.277% FRN 1/15/37	386,486	364,248
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (b)	236,000	237,826
DRB Prime Student Loan Trust, Series 2015-B, Class A3 2.540% 4/27/26 (b)	35,089	34,834
ECMC Group Student Loan Trust Series 2018-1A, Class A, 1 mo. USD LIBOR + 0.750% 3.240% FRN 2/27/68 (b)	2,238,887	2,217,178
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.686% FRN 12/27/66 (b)	1,053,711	1,055,026
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.840% FRN 7/26/66 (b)	795,762	803,230
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (b)	618,570	618,641
Edsouth Indenture No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 12/25/58 (b)	750,000	760,041
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 3.236% FRN 8/25/42 (a) (b)	515,473	514,839
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 3.351% FRN 8/25/48 (b)	270,245	271,774

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 3.115% FRN 6/28/39 (b)	$352,957	$337,289
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.239% FRN 12/01/31	280,164	276,603
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.736% FRN 6/25/65 (b)	1,753,163	1,776,620
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.236% FRN 12/26/40 (b)	275,722	274,849
Nelnet Student Loan Trust Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.777% FRN 3/23/37	590,207	567,875
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.852% FRN 6/25/41	305,692	285,383
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.971% FRN 1/25/38	516,054	498,312
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 3.121% FRN 10/25/40	809,928	771,599
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/41 (b)	295,000	294,710
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.841% FRN 12/15/39	378,218	356,294
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.891% FRN 3/15/40	1,250,677	1,171,695
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.881% FRN 1/26/43	433,350	422,466
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.971% FRN 1/25/70	242,923	230,933
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.981% FRN 10/25/40	302,606	283,116
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 1/25/41	343,384	322,213

	Principal Amount	Value
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 3/25/44	$609,120	$575,569
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 3.081% FRN 1/25/55	323,305	305,787
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 3.241% FRN 10/25/64	249,031	236,917
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.261% FRN 12/15/38	288,978	276,106
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.371% FRN 10/25/65 (b)	400,000	396,788
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	250,000	250,000
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	600,000	600,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	500,000	500,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	900,000	900,000
SMB Private Education Loan Trust Series 2018-B, Class A2B, 3.204% FRN 1/15/37 (a) (b)	1,300,000	1,294,348
Series 2019-A, Class A2B, 3.510% FRN 7/15/36 (a) (b)	1,740,000	1,739,999
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.584% FRN 9/15/34 (b)	226,555	228,202
SoFi Professional Loan Program LLC Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 3.186% FRN 3/26/40 (b)	313,076	313,985
Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.686% FRN 3/25/33 (b)	75,735	76,093
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.236% FRN 8/25/36 (b)	463,292	470,585

		25,508,325

WL Collateral CMO — 3.0%
Deephaven Residential Mortgage Trust, Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	2,180,579	2,205,995
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	434,840	435,148

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	$633,804	$632,277
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	610,831	612,795
New Residential Mortgage Loan Trust 3.752% 4/25/49 (b)	585,000	587,765
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	1,447,110	1,457,726
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	572,684	574,041
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	480,580	474,991
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	536,385	536,778
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	739,167	749,185
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	652,300	662,648

		8,929,349

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $68,381,366)		68,853,074

U.S. TREASURY OBLIGATIONS — 71.5%
U.S. Treasury Bonds & Notes — 71.5%
U.S. Treasury Inflation Index 0.125% 1/15/23	13,568,784	13,413,583
0.125% 7/15/24	17,864,446	17,638,381
0.125% 7/15/26	9,732,666	9,518,522
0.250% 1/15/25	14,928,547	14,766,218
0.375% 7/15/25 (d)	15,228,794	15,214,981
0.375% 7/15/27	10,879,666	10,796,274
0.500% 1/15/28	12,804,389	12,770,803
0.625% 4/15/23	22,538,189	22,694,045
0.625% 2/15/43	6,129,872	5,762,001
0.750% 7/15/28	11,700,225	11,957,181
0.750% 2/15/45	8,111,661	7,790,323
0.875% 1/15/29	9,194,465	9,486,685
0.875% 2/15/47	4,535,136	4,484,400
1.000% 2/15/48	8,491,059	8,664,603
1.000% 2/15/49	2,200,264	2,255,756
1.375% 2/15/44	5,161,635	5,699,849
1.750% 1/15/28	4,204,515	4,641,858
2.000% 1/15/26	4,907,083	5,412,330
2.125% 2/15/41	4,769,222	5,978,303
2.375% 1/15/25	6,889,219	7,648,074
2.375% 1/15/27	4,055,805	4,636,353
3.375% 4/15/32	1,488,722	2,004,883
3.625% 4/15/28	3,578,777	4,541,467

	Principal Amount	Value
3.875% 4/15/29	$4,332,390	$5,721,453

		213,498,326

TOTAL U.S. TREASURY OBLIGATIONS (Cost $212,022,813)		213,498,326

TOTAL BONDS & NOTES (Cost $282,026,316)		286,007,110

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $1,610,040)		1,611,932

TOTAL LONG-TERM INVESTMENTS (Cost $283,636,356)		287,619,042

SHORT-TERM INVESTMENTS — 4.5%
Commercial Paper — 4.4%
Ameren Corp. 2.774% 4/03/19	5,000,000	4,998,163
Fedex Corporation 2.709% 4/03/19 (b)	2,000,000	1,999,265
Fortive Corporation 2.815% 4/23/19 (b)	4,000,000	3,992,422
Magna International, Inc. 2.687% 4/01/19 (b)	2,000,000	1,999,562

		12,989,412

Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (e)	295,759	295,759

TOTAL SHORT-TERM INVESTMENTS (Cost $13,285,968)		13,285,171

TOTAL INVESTMENTS — 100.8% (Cost $296,922,324) (f)		300,904,213

Other Assets/(Liabilities) — (0.8)%		(2,265,557)

NET ASSETS — 100.0%		$298,638,656

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $64,630,712 or 21.64% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(e)

Maturity value of $295,789. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 3/31/22, and an aggregate market value, including accrued interest, of $305,120.

(f)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC*	6,970,000	USD 6,970,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$348,446	$334,019	$(14,427)
Credit Suisse International*	3,850,000	USD 3,850,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	184,800	205,958	21,158

						533,246	539,977	6,731

Put
Barclays Bank PLC*	14,190,000	USD 14,190,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$709,401	$719,035	$9,634
Credit Suisse International*	7,670,000	USD 7,670,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	367,393	352,920	(14,473)

						1,076,794	1,071,955	(4,839)

						$1,610,040	$1,611,932	$1,892

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/19/19	77	$11,213,792	$309,739
U.S. Treasury Note 2 Year	6/28/19	9	1,916,276	1,568
U.S. Treasury Note 5 Year	6/28/19	352	40,479,549	291,951

				$603,258

Short
U.S. Treasury Note 10 Year	6/19/19	233	$(28,582,379)	$(360,590)
U.S. Treasury Ultra Bond	6/19/19	36	(5,856,985)	(191,015)

				$(551,605)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps

Goldman Sachs International*	USD	730,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	$(29,472)	$(63,218)	$(92,690)

Goldman Sachs International*	USD	260,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(12,182)	(20,831)	(33,013)

JP Morgan Chase Bank N.A.*	USD	520,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(66,667)	641	(66,026)

							$(108,321)	$(83,408)	$(191,729)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps

	USD	12,300,000	7/02/20	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	2.775%	$39,905	$—	$39,905

OTC Swaps

Bank of America N.A.*	USD	5,300,000	1/11/20	Maturity	2.057%	U.S. Consumer Price Index	$(12,733)	$—	$(12,733)

Bank of America N.A.*	USD	8,600,000	1/19/20	Maturity	2.095%	U.S. Consumer Price Index	(30,690)	—	(30,690)

Bank of America N.A.*	USD	20,500,000	10/01/20	Maturity	2.314%	U.S. Consumer Price Index	(264,615)	—	(264,615)

Bank of America N.A.*	USD	14,700,000	10/02/20	Maturity	2.325%	U.S. Consumer Price Index	(258,194)	—	(258,194)

Bank of America N.A.*	USD	11,400,000	1/10/21	Maturity	1.570%	U.S. Consumer Price Index	11,859	—	11,859

BNP Paribas SA*	USD	2,900,000	1/22/21	Maturity	1.645%	U.S. Consumer Price Index	1,381	—	1,381

BNP Paribas SA*	USD	4,400,000	1/22/22	Maturity	1.790%	U.S. Consumer Price Index	(6,132)	—	(6,132)

BNP Paribas SA*	USD	5,500,000	2/04/22	Maturity	1.823%	U.S. Consumer Price Index	(6,911)	—	(6,911)

JP Morgan Chase Bank N.A.*	USD	2,500,000	12/20/19	Maturity	1.910%	U.S. Consumer Price Index	2,274	—	2,274

							$(563,761)	$—	$(563,761)

Collateral for swap agreements held by Goldman Sachs International and Credit Suisse International amounted to $265,650 and 50,940 in securities, respectively, at March 31, 2019. Collateral for swap agreements held by Bank of America N.A. amounted to $580,000 in cash, at March 31, 2019.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp., The, 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	130,000	$3,317,600

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,317,600

TOTAL EQUITIES (Cost $3,250,000)		3,317,600

	Principal Amount
BONDS & NOTES — 98.3%

CORPORATE DEBT — 36.2%
Aerospace & Defense — 0.1%
Rockwell Collins, Inc. 3.500% 3/15/27	$1,350,000	1,332,971
United Technologies Corp. 6.125% 7/15/38	465,000	564,702

		1,897,673

Agriculture — 0.5%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	3,568,000	3,203,356
4.350% 3/15/24	2,120,000	2,146,884
Reynolds American, Inc. 5.850% 8/15/45	1,025,000	1,052,084

		6,402,324

Airlines — 0.8%
American Airlines Group, Inc. 5.500% 10/01/19 (a)	7,774,000	7,870,398
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 10/01/22	207,315	208,373
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 4/01/28	1,433,474	1,461,714
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 3/01/26	526,748	534,840
WestJet Airlines Ltd. 3.500% 6/16/21 (a)	807,000	786,616

		10,861,941

Auto Manufacturers — 1.6%
Ford Motor Co. 5.291% 12/08/46	500,000	418,934

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.336% 3/18/21	$3,275,000	$3,225,114
4.140% 2/15/23	3,005,000	2,942,380
4.375% 8/06/23	1,154,000	1,129,829
5.085% 1/07/21	1,163,000	1,184,074
General Motors Co. 4.200% 10/01/27	1,290,000	1,237,096
5.150% 4/01/38	785,000	717,382
General Motors Financial Co., Inc. 3.500% 11/07/24	3,340,000	3,226,983
4.150% 6/19/23	3,064,000	3,092,734
4.200% 11/06/21	1,466,000	1,491,503
Volkswagen Group of America Finance LLC 4.625% 11/13/25 (a)	2,120,000	2,193,411

		20,859,440

Banks — 5.4%
Associated Banc-Corp. 4.250% 1/15/25	2,580,000	2,644,389
Banco Santander SA 3.848% 4/12/23	1,600,000	1,613,625
Bank of America Corp. 4.183% 11/25/27	2,705,000	2,746,902
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,150,750
6.110% 1/29/37	1,275,000	1,512,898
7.750% 5/14/38	555,000	770,599
Bank of Montreal 3.803% VRN 12/15/32 (b)	1,460,000	1,411,820
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,283,990
4.650% VRN 12/31/99 (b) (c)	3,550,000	3,266,000
Barclays Bank PLC 10.179% 6/12/21 (a)	2,325,000	2,631,896
Barclays PLC 4.063% FRN 5/16/24 (b)	2,290,000	2,222,632
4.337% 1/10/28	1,600,000	1,590,233
BPCE SA 4.625% 7/11/24 (a)	1,600,000	1,624,447
CIT Group, Inc. 4.750% 2/16/24	2,095,000	2,173,563
Citigroup, Inc. 3.875% 3/26/25	1,846,000	1,859,845
8.125% 7/15/39	225,000	338,232
Credit Suisse AG 6.500% 8/08/23 (a)	2,325,000	2,489,982
Credit Suisse Group AG 3.869% VRN 1/12/29 (a) (b)	850,000	833,145
4.282% 1/09/28 (a)	1,250,000	1,264,360
Deutsche Bank AG 3.150% 1/22/21	2,050,000	2,019,171

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Discover Bank 4.682% VRN 8/09/28 (b)	$3,275,000	$3,332,116
First Republic Bank 4.375% 8/01/46	4,530,000	4,433,776
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,486,964
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,333,000	1,489,944
6.250% 2/01/41	440,000	542,709
6.750% 10/01/37	1,065,000	1,298,316
HSBC Holdings PLC 4.250% 3/14/24	1,150,000	1,176,132
4.583% VRN 6/19/29 (b)	1,495,000	1,571,453
ING Groep NV 4.100% 10/02/23	3,145,000	3,232,524
JP Morgan Chase & Co. 5.600% 7/15/41	1,225,000	1,485,731
Morgan Stanley 4.350% 9/08/26	3,925,000	4,026,822
5.000% 11/24/25	1,250,000	1,339,838
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	1,975,000	1,960,971
Synchrony Bank 3.000% 6/15/22	2,545,000	2,511,452
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	2,955,000	2,923,393
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,800,196
Wells Fargo & Co. 5.375% 11/02/43	851,000	956,840
5.606% 1/15/44	620,000	715,757

		71,733,413

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (a)	4,225,000	4,243,525
Molson Coors Brewing Co. 4.200% 7/15/46	1,689,000	1,501,254
5.000% 5/01/42	350,000	343,184

		6,087,963

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	500,000	535,679
Celgene Corp. 3.450% 11/15/27	1,300,000	1,284,270
4.350% 11/15/47	1,150,000	1,120,481

		2,940,430

Building Materials — 0.6%
CRH America Finance, Inc. 3.950% 4/04/28 (a)	2,105,000	2,075,810

	Principal Amount	Value
Standard Industries, Inc. 5.000% 2/15/27 (a)	$3,366,000	$3,257,615
5.375% 11/15/24 (a)	1,612,000	1,652,300
5.500% 2/15/23 (a)	1,207,000	1,228,122

		8,213,847

Chemicals — 1.3%
Ashland, Inc. 6.875% 5/15/43	406,000	420,210
CF Industries, Inc. 3.400% 12/01/21 (a)	1,300,000	1,299,794
DowDuPont, Inc. 5.319% 11/15/38	2,075,000	2,306,733
Huntsman International LLC 4.500% 5/01/29	1,365,000	1,361,689
5.125% 11/15/22	1,137,000	1,186,744
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	1,130,000	1,151,116
The Mosaic Co. 4.050% 11/15/27	1,148,000	1,145,942
The Sherwin-Williams Co. 4.500% 6/01/47	685,000	674,111
Syngenta Finance NV 3.698% 4/24/20 (a)	2,040,000	2,047,264
4.441% 4/24/23 (a)	2,400,000	2,448,453
Yara International ASA 4.750% 6/01/28 (a)	2,757,000	2,865,065

		16,907,121

Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (a)	355,000	440,758

Computers — 0.5%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	535,000	575,420
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,374,200

		6,949,620

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	2,550,000	2,502,753
3.875% 1/23/28 (d)	4,325,000	4,042,438
4.500% 5/15/21	1,975,000	2,017,693
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,312,615
Aircastle Ltd. 4.400% 9/25/23	960,000	977,560
5.000% 4/01/23	1,950,000	2,026,523
Ally Financial, Inc. 4.125% 2/13/22	1,625,000	1,639,219
Antares Holdings LP 6.000% 8/15/23 (a)	3,260,000	3,204,630

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ares Finance Co. LLC 4.000% 10/08/24 (a)	$2,380,000	$2,301,657
Brookfield Finance, Inc. 4.850% 3/29/29	2,168,000	2,229,108
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	1,790,000	1,654,831
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	2,295,000	2,266,728
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,171,702
4.500% 9/19/28	755,000	777,188
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,147,528
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (a)	153,000	156,153
Synchrony Financial 4.375% 3/19/24	590,000	597,608

		31,025,934

Electric — 1.8%
CenterPoint Energy, Inc. 4.250% 11/01/28	2,000,000	2,068,408
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (a)	925,000	908,269
CMS Energy Corp. 4.700% 3/31/43	655,000	683,958
4.875% 3/01/44	700,000	766,349
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,252,722
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	44,559
EDP Finance BV 3.625% 7/15/24 (a)	2,960,000	2,937,824
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	1,505,000	1,367,669
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,086,043
3.700% 9/01/24	1,040,000	1,045,305
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a) (e)	2,425,000	2,437,222
Nevada Power Co., Series N, 6.650% 4/01/36	1,000,000	1,297,780
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	192,396
Pennsylvania Electric Co. 4.150% 4/15/25 (a)	2,090,000	2,131,027
Southwestern Electric Power Co. 6.200% 3/15/40	1,815,000	2,227,735

		23,447,266

	Principal Amount	Value
Electronics — 0.7%
The ADT Security Corp. 6.250% 10/15/21	$4,903,000	$5,143,492
Arrow Electronics, Inc. 3.250% 9/08/24	945,000	916,126
3.875% 1/12/28	970,000	933,804
4.500% 3/01/23	135,000	139,612
5.125% 3/01/21	750,000	774,646
Ingram Micro, Inc. 5.450% STEP 12/15/24	1,381,000	1,369,217

		9,276,897

Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	404,000	386,111
Mars, Inc. 3.950% 4/01/49 (a)	1,510,000	1,526,124
Smithfield Foods, Inc. 5.200% 4/01/29 (a) (f)	520,000	522,642

		2,434,877

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,225,000	1,209,075

Gas — 0.3%
NiSource, Inc. 4.800% 2/15/44	1,350,000	1,420,303
Spire, Inc. 4.700% 8/15/44	2,000,000	2,146,984

		3,567,287

Health Care – Products — 0.2%
Becton Dickinson and Co. 4.685% 12/15/44	800,000	825,564
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,356,759

		2,182,323

Health Care – Services — 0.2%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	960,000	1,009,525
City of Hope 4.378% 8/15/48	1,275,000	1,337,585
Humana, Inc. 4.800% 3/15/47	780,000	821,646

		3,168,756

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,771,709
4.750% 5/30/25	1,200,000	1,224,000
PulteGroup, Inc. 5.000% 1/15/27	1,700,000	1,687,250

		6,682,959

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.3%
Newell Brands, Inc. 3.850% 4/01/23	$3,925,000	$3,881,171

Insurance — 3.2%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,970,000	5,019,700
American International Group, Inc. 4.200% 4/01/28	1,425,000	1,448,698
4.500% 7/16/44	1,200,000	1,149,129
4.750% 4/01/48	450,000	447,564
5.750% VRN 4/01/48 (b)	2,595,000	2,529,476
AmTrust Financial Services, Inc. 6.125% 8/15/23	2,965,000	2,787,538
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,278,304
Athene Holding Ltd. 4.125% 1/12/28	6,757,000	6,495,185
AXA Equitable Holdings, Inc. 4.350% 4/20/28	1,050,000	1,065,932
AXIS Specialty Finance PLC 4.000% 12/06/27	2,760,000	2,746,150
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,771,815
5.250% 5/30/25	1,464,000	1,515,240
Enstar Group Ltd. 4.500% 3/10/22	890,000	906,267
The Progressive Corp. 5.375% VRN 12/31/99 (b) (c)	1,150,000	1,139,938
Prudential Financial, Inc. 5.700% VRN 9/15/48 (b)	2,730,000	2,762,897
Trinity Acquisition PLC 4.400% 3/15/26	500,000	518,787
USF&G Capital I 8.500% 12/15/45 (a)	1,015,000	1,476,982
Voya Financial, Inc. 4.700% VRN 1/23/48 (b)	1,010,000	873,650
Willis North America, Inc. 4.500% 9/15/28	2,135,000	2,219,666
7.000% 9/29/19	706,000	719,132
XLIT Ltd. 4.450% 3/31/25	4,114,000	4,283,015

		43,155,065

Internet — 0.2%
Amazon.com, Inc. 4.050% 8/22/47	2,055,000	2,176,014

Investment Companies — 0.7%
Ares Capital Corp. 3.500% 2/10/23	3,465,000	3,369,490
BlackRock TCP Capital Corp. 4.125% 8/11/22	2,810,000	2,701,212

	Principal Amount	Value
FS KKR Capital Corp. 4.000% 7/15/19	$3,270,000	$3,275,974

		9,346,676

Iron & Steel — 0.7%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,428,318
5.250% STEP 8/05/20	2,241,000	2,302,603
6.250% STEP 2/25/22	755,000	814,645
Vale Overseas Ltd. 5.875% 6/10/21	2,775,000	2,890,163
6.875% 11/21/36	600,000	686,400

		9,122,129

Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	1,079,000	1,153,181

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,900,422

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	1,200,000	1,207,500
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,905,000	2,135,511
Comcast Corp. 3.400% 7/15/46	1,450,000	1,284,331
Discovery Communications LLC 3.950% 3/20/28	1,325,000	1,287,366
5.000% 9/20/37	975,000	947,952
Grupo Televisa SAB 6.625% 3/18/25	617,000	693,760
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	730,548
8.250% 4/01/19	235,000	235,000
Warner Media LLC 6.250% 3/29/41	15,000	17,473

		8,539,441

Mining — 0.7%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	857,000	855,860
Glencore Funding LLC 3.875% 10/27/27 (a)	950,000	907,206
4.625% 4/29/24 (a)	2,635,000	2,718,156
Kinross Gold Corp. 4.500% 7/15/27	996,000	946,200
5.125% 9/01/21	3,325,000	3,424,750

		8,852,172

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	$429,000	$507,281

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	830,000	828,963
3.875% STEP 10/01/21	2,825,000	2,789,122

		3,618,085

Oil & Gas — 2.8%
Anadarko Petroleum Corp. 6.600% 3/15/46	1,228,000	1,493,001
Antero Resources Corp. 5.375% 11/01/21	6,265,000	6,288,494
Cenovus Energy, Inc. 3.000% 8/15/22	1,225,000	1,200,210
4.250% 4/15/27	1,475,000	1,450,000
6.750% 11/15/39	1,000,000	1,114,494
Diamondback Energy, Inc. 4.750% 11/01/24 (a)	2,174,000	2,222,480
Encana Corp. 6.500% 2/01/38	530,000	621,874
EQT Corp. 3.900% 10/01/27	5,620,000	5,256,501
4.875% 11/15/21	1,105,000	1,146,557
Helmerich & Payne, Inc. 4.650% 3/15/25	1,415,000	1,476,901
Marathon Petroleum Corp. 4.500% 4/01/48 (a)	495,000	469,791
4.750% 9/15/44	625,000	622,218
6.500% 3/01/41	1,060,000	1,291,585
Nabors Industries, Inc. 5.500% 1/15/23 (d)	1,335,000	1,274,258
Newfield Exploration Co. 5.625% 7/01/24	1,200,000	1,310,640
5.750% 1/30/22	2,110,000	2,251,602
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,150,000	1,182,775
Petroleos Mexicanos 4.625% 9/21/23	550,000	541,756
5.350% 2/12/28	1,925,000	1,786,400
5.500% 1/21/21	3,065,000	3,117,105
6.375% 1/23/45	640,000	565,312
6.500% 3/13/27	295,000	297,065
6.625% 6/15/38	202,000	186,345

		37,167,364

Oil & Gas Services — 0.2%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,423,000	1,201,170
Patterson-UTI Energy, Inc. 3.950% 2/01/28	2,060,000	1,945,002

		3,146,172

	Principal Amount	Value
Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	$3,960,000	$3,877,639

Pharmaceuticals — 1.5%
AbbVie, Inc. 4.700% 5/14/45	1,115,000	1,074,019
Bayer US Finance II LLC 3.875% 12/15/23 (a)	1,275,000	1,284,653
4.400% 7/15/44 (a)	1,625,000	1,436,862
4.625% 6/25/38 (a)	1,145,000	1,069,357
CVS Health Corp. 5.050% 3/25/48	1,370,000	1,380,145
6.125% 9/15/39	895,000	1,016,661
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,925,592	2,138,144
Express Scripts Holding Co. 4.500% 2/25/26	794,000	831,192
4.800% 7/15/46	1,105,000	1,123,315
Mylan NV 3.150% 6/15/21	297,000	296,134
Mylan, Inc. 3.125% 1/15/23 (a)	1,350,000	1,318,850
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	1,225,000	1,205,473
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	315,000	313,545
2.200% 7/21/21	5,219,000	4,975,657
4.100% 10/01/46	510,000	362,241

		19,826,248

Pipelines — 2.2%
Alliance Pipeline LP 6.996% 12/31/19 (a)	126,645	128,196
Andeavor Logistics LP 6.875% VRN 12/31/99 (b) (c)	3,125,000	3,140,625
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	624,000	641,160
Energy Transfer Operating LP 4.200% 4/15/27	1,025,000	1,028,949
6.125% 12/15/45	885,000	962,453
6.250% VRN 12/31/99 (b) (c)	2,635,000	2,490,075
Energy Transfer Operating LP 5.875% 1/15/24	1,125,000	1,228,002
7.500% 10/15/20	1,075,000	1,144,515
EnLink Midstream Partners LP 4.150% 6/01/25	2,972,000	2,860,550
4.850% 7/15/26	996,000	988,729
Enterprise Products Operating LLC 5.250% VRN 8/16/77 (b)	1,000,000	925,000
5.375% VRN 2/15/78 (b)	1,120,000	999,096
EQM Midstream Partners LP 4.750% 7/15/23	2,870,000	2,927,069

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.375% 3/01/41	$400,000	$464,306
6.500% 2/01/37	571,000	660,800
6.550% 9/15/40	535,000	623,732
6.950% 1/15/38	65,000	79,367
MPLX LP 4.500% 4/15/38	1,115,000	1,059,087
5.200% 3/01/47	240,000	243,525
Phillips 66 Partners LP 4.680% 2/15/45	172,000	169,436
Plains All American Pipeline LP 6.125% VRN 12/31/99 (b) (c)	2,590,000	2,428,125
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,300,000	1,331,848
4.700% 6/15/44	650,000	603,717
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,370,000	1,358,137
5.300% 4/01/44	500,000	490,042
Western Gas Partners LP 4.500% 3/01/28	615,000	609,867

		29,586,408

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	3,220,000	3,150,961
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	3,100,000	3,180,135

		6,331,096

Real Estate Investment Trusts (REITS) — 0.9%
American Tower Trust #1 3.652% 3/23/28 (a)	1,810,000	1,819,556
Crown Castle International Corp. 5.200% 2/15/49 (d)	729,000	767,099
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,342,628
Mid-America Apartments LP 3.600% 6/01/27	1,090,000	1,083,505
National Retail Properties, Inc. 4.300% 10/15/28	800,000	834,184
SBA Tower Trust 3.156% 10/08/22 (a)	1,500,000	1,500,071
3.168% 4/11/22 (a)	1,840,000	1,830,087
STORE Capital Corp. 4.625% 3/15/29	1,360,000	1,380,152
VEREIT Operating Partnership LP 4.625% 11/01/25	1,500,000	1,551,391
Weingarten Realty Investors 3.250% 8/15/26	580,000	549,437

		12,658,110

	Principal Amount	Value
Retail — 0.8%
Dollar Tree, Inc. 3.700% 5/15/23	$1,300,000	$1,318,313
4.000% 5/15/25	1,825,000	1,844,808
4.200% 5/15/28	2,080,000	2,072,644
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	3,375,000	3,294,878
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,570,006

		10,100,649

Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21 (a)	955,000	963,381

Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	2,560,000	2,901,826

Telecommunications — 1.2%
AT&T, Inc. 3.400% 5/15/25	1,075,000	1,063,730
4.750% 5/15/46	3,625,000	3,542,300
5.250% 3/01/37	638,000	668,442
CenturyLink, Inc. 6.150% 9/15/19	760,000	766,650
Crown Castle Towers LLC 4.241% 7/15/28 (a)	1,750,000	1,788,586
Embarq Corp. 7.995% 6/01/36	200,000	194,750
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	3,025,000	3,066,352
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,100,000	1,105,610
Telecom Italia SpA 5.303% 5/30/24 (a)	600,000	603,000
Telefonica Emisiones SAU 4.665% 3/06/38	1,040,000	992,636
Turk Telekomunikasyon AS 3.750% 6/19/19 (a) (d)	1,510,000	1,499,913
Verizon Communications, Inc. 6.550% 9/15/43	996,000	1,293,275

		16,585,244

Transportation — 0.2%
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	1,340,000	1,425,438
CSX Corp. 4.750% 11/15/48	820,000	887,365
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (a)	845,000	858,619

		3,171,422

Trucking & Leasing — 0.6%
DAE Funding LLC 4.000% 8/01/20 (a)	1,037,000	1,039,592

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	$1,550,000	$1,542,250
5.250% 8/15/22 (a)	4,820,000	4,940,018

		7,521,860

TOTAL CORPORATE DEBT (Cost $479,587,246)		483,378,960

MUNICIPAL OBLIGATIONS — 0.5%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,427,590
New York City Water & Sewer System 5.882% 6/15/44	390,000	533,142
State of California BAB 7.550% 4/01/39	505,000	766,953
7.600% 11/01/40	900,000	1,397,241

		6,124,926

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,593,934)		6,124,926

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.0%
Automobile ABS — 1.2%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (a)	958,000	965,956
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	1,577,000	1,595,590
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	7,330,000	7,292,827
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	3,610,000	3,589,320
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (a)	2,383,000	2,394,465

		15,838,158

Commercial MBS — 3.3%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (a) (b)	4,140,000	4,285,901
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.834% FRN 9/15/34 (a) (b)	760,000	753,819
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (b)	917,000	953,034

	Principal Amount	Value
Series 2019-BN16, Class AS, 4.267% 2/15/52	$822,500	$868,144
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (b)	684,276	721,533
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (b)	2,200,000	2,297,894
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (b)	1,590,000	1,617,249
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (b)	1,220,000	1,217,704
BHMS Mortgage Trust Series 2018-ATLS, Class A, 3.734% FRN 7/15/35 (a) (b)	5,180,000	5,171,913
Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (a) (b)	4,800,000	4,791,104
BX Commercial Mortgage Trust Series 2018-IND, Class B, 3.384% FRN 11/15/35 (a) (b)	899,545	897,580
Series 2018-IND, Class E, 4.184% FRN 11/15/35 (a) (b)	2,011,710	2,012,973
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 4.234% FRN 12/15/37 (a) (b)	1,104,426	1,107,171
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class A5, 3.961% 3/10/47	2,176,000	2,277,556
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (b)	1,200,000	1,234,990
Series 2015-CR23, Class C, 4.252% VRN 5/10/48 (b)	1,050,000	1,052,935
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (a) (b)	860,000	896,615
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (b)	980,489	985,667
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	800,000	835,611
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	2,450,000	2,591,611
Series 2018-H3, Class B, 4.620% 7/15/51	740,000	784,351
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (b)	825,000	854,475
MSCG Trust, Series 2018-SELF, Class C, 3.664% FRN 10/15/37 (a) (b)	505,000	500,570
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.482% VRN 8/15/39 (b)	70,847	71,053

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VNO Mortgage Trust, Series 2013-PENN, Class A 3.808% 12/13/29 (a)	$1,610,000	$1,631,405
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1, 3.349% 11/15/43 (a)	60,621	60,752
Series 2019-C49, Class AS, 4.244% 3/15/52	1,492,000	1,568,490
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (b)	1,400,000	1,487,258
Series 2018-C45, Class B, 4.556% 6/15/51	390,000	419,208

		43,948,566

Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.386% FRN 2/25/35	773,329	758,369
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720% 3.206% FRN 3/25/35	74,818	75,723

		834,092

Other ABS — 14.4%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (a)	502,957	496,736
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.211% FRN 1/25/35	272,956	271,752
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (a)	1,958,945	1,984,727
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	2,388,547	2,492,991
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 4.267% FRN 10/15/28 (a)	2,850,000	2,850,111
Apidos CLO XXV, Series 2016-25A, Class A2R, 4.461% FRN 10/20/31 (a) (b)	2,610,000	2,586,567
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	2,128,500	2,174,661
Ascentium Equipment Receivables Trust, Series 2018-2A, Class D 4.150% 7/10/24 (a)	2,834,000	2,867,105

	Principal Amount	Value
Assurant CLO III Ltd., Series 2018-2A, Class C, 5.011% FRN 10/20/31 (a) (b)	$1,400,000	$1,349,317
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3.919% FRN 11/27/31 (a) (b)	2,400,000	2,393,434
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 4.011% FRN 7/20/30 (a)	2,660,000	2,659,947
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.851% FRN 4/20/31 (a) (b)	1,920,000	1,895,159
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	333,454	333,454
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	768,509	763,797
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	1,406,000	1,453,986
Capital Automotive LLC, Series 2017-1A, Class A2 4.180% 4/15/47 (a)	941,600	959,895
Capital Automotive REIT, Series 2014-1A, Class A 3.660% 10/15/44 (a)	1,100,000	1,104,465
Carlyle Global Market Strategies CLO Ltd. Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.913% FRN 8/14/30 (a)	3,900,000	3,894,606
Series 2018-4A, Class A2, 4.637% FRN 1/20/31 (a) (b)	1,080,000	1,072,237
Series 2015-3A, Class CR, 5.615% FRN 7/28/28 (a) (b)	310,000	304,235
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	3,521,720	3,526,390
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	56,005	55,795
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.953% FRN 11/16/30 (a) (b)	2,100,000	2,090,161
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.961% FRN 10/20/30 (a) (b)	2,120,000	2,114,062
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	961,813	956,528

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	$2,419,754	$2,410,455
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	63,059	62,638
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 4.052% FRN 10/23/31 (a) (b)	1,300,000	1,293,003
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	570,370	565,680
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (a) (f)	2,144,000	2,153,648
Series 2019-1A, Class A23, 4.352% 5/20/49 (a) (f)	1,937,000	1,949,116
Diamond Resorts Owner Trust Series 2015-2, Class A, 2.990% 5/22/28 (a)	394,182	394,039
Series 2016-1, Class A, 3.080% 11/20/28 (a)	1,377,018	1,376,395
Series 2018-1, Class A, 3.700% 1/21/31 (a)	1,478,632	1,501,829
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,498,675	1,531,020
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	659,950	670,485
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	3,646,875	3,799,424
Drug Royalty Corp., Inc. Series 2014-1, Class A2, 3.484% 7/15/23 (a)	115,058	114,504
Series 2012-1, Class A2, 5.800% 7/15/24 (a)	17,051	17,047
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.200% FRN 10/15/30 (a) (b)	1,700,000	1,684,914
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	575,315	570,701
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a) (f)	926,000	925,842
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.761% FRN 4/20/31 (a) (b)	1,100,000	1,082,373
Global Container Assets Ltd., Series 2015-1A, Class A2 3.450% 2/05/30 (a)	1,144,025	1,129,555

	Principal Amount	Value
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	$266,667	$264,284
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.911% FRN 11/28/30 (a) (b)	2,250,000	2,241,146
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	2,107,738	2,101,840
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	989,554	1,000,116
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,882,352	1,917,951
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.131% FRN 4/25/35	56,791	56,487
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,532,143	1,575,050
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	1,281,478	1,265,394
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,264,302	1,274,129
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	382,631	377,577
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,246,031	1,255,215
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	307,606	312,889
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	2,242,601	2,318,378
Highbridge Loan Management Ltd. Series 12A-18, Class B, 4.630% FRN 7/18/31 (a) (b)	1,700,000	1,645,292
Series 13A-18, Class C, 4.759% 10/15/30 (a)	1,000,000	966,981
Hilton Grand Vacations Trust Series 2013-A, Class A, 2.280% 1/25/26 (a)	161,011	160,605
Series 2018-AA, Class C, 4.000% 2/25/32 (a)	649,905	660,763
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	1,235,769	1,259,296
JG Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (a)	1,719,630	1,777,020
JG Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (a)	702,268	733,215

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KKR CLO 24 Ltd., Series 24, Class A1, 3.991% FRN 4/20/32 (a) (b)	$1,800,000	$1,798,898
KKR Financial CLO Ltd. 1.000% 4/15/32 (a) (f)	1,500,000	1,500,000
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,351,667	2,373,755
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (a)	1,250,000	1,239,804
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	1,650,000	1,671,614
Madison Park Funding XIV Ltd., Series 2014-14A, Class CRR, 4.961% FRN 10/22/30 (a) (b)	790,000	777,064
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 4.980% FRN 10/18/30 (a) (b)	680,000	666,502
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.284% FRN 7/15/30 (a) (b)	2,090,000	2,056,238
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.476% FRN 1/23/31 (a) (b)	1,000,000	990,956
Magnetite XV Ltd., Series 2015-15A, Class CR, 4.571% FRN 7/25/31 (a) (b)	2,830,000	2,723,934
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.960% FRN 12/18/30 (a) (b)	2,000,000	1,980,590
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (a)	2,235,000	2,274,681
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A 2.510% 5/20/30 (a)	233,607	233,497
Milos CLO Ltd., Series 2017-1A, Class A, 4.011% FRN 10/20/30 (a) (b)	940,000	939,542
Mosaic Solar Loans LLC Series 2017-2A, Class A, 3.820% 6/22/43 (a)	786,129	783,210
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	365,279	366,748
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	392,688	399,699
MP CLO III Ltd., Series 2013-1A, Class AR, 4.011% FRN 10/20/30 (a) (b)	1,850,000	1,836,959
MVW Owner Trust Series 2014-2, Class A, 2.250% 9/22/31 (a)	698,656	689,950

	Principal Amount	Value
Series 2017-1A, Class A, 2.420% 12/20/34 (a)	$377,275	$373,265
Series 2015-1A, Class A, 2.520% 12/20/32 (a)	512,780	507,744
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,190,000	2,238,168
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/16/51 (a)	10,300,000	10,242,065
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 4.665% FRN 10/20/30 (a) (b)	1,180,000	1,157,421
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	163,843	162,007
Series 2016-A, Class B, 2.910% 3/08/29 (a)	733,967	736,695
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	1,006,050	1,010,536
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.336% 2/25/23 (a)	1,180,000	1,182,573
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.984% FRN 2/20/30 (a)	700,000	699,413
Regatta XIV Funding Ltd., Series 2018-3A, Class B 4.621% 10/25/31 (a)	1,030,000	1,022,978
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	2,900,000	2,952,546
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (a)	151,134	150,899
Series 2018-2A, Class C, 3.940% 6/20/35 (a)	1,152,836	1,170,796
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	3,620,000	3,635,184
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	2,033,078	2,066,675
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (a)	1,096,218	1,092,436
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (a)	778,424	777,422
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (a)	4,200,000	4,191,489

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.983% FRN 8/18/31 (a) (b)	$1,660,000	$1,602,753
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (a)	1,506,914	1,564,275
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	283,845	281,091
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	662,857	685,539
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,929,390	1,987,068
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (a)	1,436,400	1,496,493
Series 2016-1A, Class A23, 4.970% 5/25/46 (a)	1,965,000	2,029,707
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	2,044,267	2,099,967
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.277% FRN 10/13/29 (a)	2,340,000	2,346,002
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 4.526% FRN 1/20/31 (a) (b)	2,440,000	2,405,830
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (a)	2,370,000	2,498,165
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	429,594	426,363
Series 2017-1A, Class A2, 3.736% 8/15/47 (a)	820,000	819,573
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	2,893,756	2,899,883
Triton Container Finance VI LLC, Series 2017-1A, Class A 3.520% 6/20/42 (a)	778,153	774,470
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	2,905,426	2,961,726
Voya CLO Ltd., Series 2015-3A, Class A3R, 4.461% FRN 10/20/31 (a) (b)	1,500,000	1,474,582
WAVE Trust Series 2017-1A, Class A, 3.844% 11/15/42 (a)	3,435,151	3,428,963

	Principal Amount	Value
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	$2,086,706	$2,092,180
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (a)	2,253,275	2,279,851
Series 2015-1A, Class A23, 4.497% 6/15/45 (a)	3,088,000	3,177,841
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (a)	938,976	934,025
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,319,556	1,347,021
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (a)	730,000	760,367

		192,096,102

Student Loans ABS — 11.7%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.586% FRN 12/27/44 (a)	1,158,362	1,164,003
AccessLex Institute Series 2005-2, Class A3, 3 mo. USD LIBOR + .180% 2.843% FRN 11/22/24	6,037	6,028
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.690% FRN 7/01/38	179,632	175,669
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN1/25/47	875,000	685,711
DRB Prime Student Loan Trust, Series 2016-R, Class A2 3.070% 10/25/44 (a)	2,733,862	2,729,048
Earnest Student Loan Program LLC, Series 2016-B, Class A2 3.020% 5/25/34 (a)	814,760	810,715
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.286% FRN 9/25/68 (a) (b)	6,138,871	6,086,511
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.686% FRN 12/27/66 (a)	2,325,431	2,328,333
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.840% FRN 7/26/66 (a)	3,284,905	3,315,735
EdLinc Student Loan Funding, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (b)	2,822,227	2,822,548

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Loan Asset-Backed Trust I Series 2003-1, Class A2, 28 day ARS 0.000%FRN 2/01/43 (a)	$1,300,000	$1,216,062
Series 2003-2, Class 2A1, 28 day ARS 0.000%FRN 8/01/43 (a)	1,950,000	1,813,517
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 3.486% FRN 11/25/33 (a)	1,334,203	1,298,694
Higher Education Funding I Series 2004-1, Class B1, 28 day ARS 0.000%FRN 1/01/44 (a)	600,000	528,577
Series 2004-1, Class B2, 28 day ARS 0.000%FRN 1/01/44 (a)	600,000	508,972
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	886,329	878,529
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	800,000	809,864
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 3.204% FRN 12/15/59 (a) (b)	850,000	845,988
Navient Private Education Refi Loan Trust Series 2019-A, Class A2A, 3.420% 1/15/43 (a)	1,013,000	1,028,576
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,500,000	1,527,494
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,480,000	1,520,404
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 3.186% FRN 2/25/70 (a)	3,093,896	3,086,062
Series 2018-1A, Class A3, 3.206% FRN 3/25/67 (a) (b)	3,810,000	3,768,219
Series 2018-2A, Class A3, 3.236% FRN 3/25/67 (a) (b)	3,320,000	3,270,808
Series 2017-5A, Class A, 3.286% FRN 7/26/66 (a) (b)	1,580,827	1,582,771
Series 2018-3A, Class A3, 3.286% FRN 3/25/67 (a) (b)	4,650,000	4,593,591
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.736% FRN 6/25/65 (a)	2,650,952	2,686,422
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.786% FRN 3/25/66 (a)	6,800,000	6,993,268
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 7/26/49	2,500,000	2,506,625
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 10/25/58	1,200,000	1,217,042

	Principal Amount	Value
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	$3,700,000	$3,758,371
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	757,888
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	716,133	720,887
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.707% FRN 3/23/37	1,094,384	1,084,752
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.881% FRN 10/25/33	1,008,610	997,085
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.120% FRN 1/25/37 (a)	1,820,285	1,810,952
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 3.236% FRN 9/27/66 (a)	4,500,000	4,484,513
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 10/25/50 (a)	975,000	957,447
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 5/26/54 (a)	1,130,000	1,121,399
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 5/26/54 (a)	1,200,000	1,163,644
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/54 (a)	1,100,000	1,085,234
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.436% FRN 11/25/65 (a)	2,344,948	2,353,893
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.884% FRN 2/15/45	1,819,992	1,716,839
SLM Student Loan Trust Series 2006-2, Class R, 0.000%1/25/41 (g) (h)	9,078	3,721,980
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.911% FRN 10/25/28	1,967,993	1,957,060
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.911% FRN 1/27/42	600,000	574,251
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.921% FRN 3/25/44	9,980,000	9,630,595
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.981% FRN 10/25/40	2,123,549	1,986,782

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 3.081% FRN 1/25/55	$1,567,538	$1,482,601
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.371% FRN 1/25/41	3,275,462	3,279,531
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.371% FRN 10/25/65 (a)	14,500,000	14,383,572
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/43	2,090,000	2,061,355
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	500,000	500,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	450,000	450,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	3,800,000	3,871,063
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	600,000	600,000
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	1,300,791	1,285,647
Series 2018-C, Class A2B, 3.234% FRN 11/15/35 (a) (b)	3,300,000	3,291,762
Series 2017-A, Class B, 3.500% 6/17/41 (a)	1,800,000	1,786,934
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000%3/25/33 (a)	1,200	1,050,000
Series 2017-D, Class R1, 0.000%9/25/40 (a)	4,647,800	3,011,960
Series 2018-A, Class R1, 0.000%2/25/42 (a)	3,470,600	2,492,585
Series 2018-B, Class R1, 0.000%8/26/47 (a)	3,139,900	1,788,286
Series 2018-D, Class R1, 0.000%2/25/48 (a)	5,678,800	1,956,347
Series 2019-A, Class R1, 0.000%6/15/48 (a)	8,126,500	2,369,516
Series 2019-A, Class A2FX, 3.690% 6/15/48 (a)	1,980,000	2,037,642
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.489% FRN 1/03/33	2,030,000	2,047,420
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.989% FRN 8/01/35	3,025,000	3,066,698

	Principal Amount	Value
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.647% FRN 10/01/46	$2,000,000	$2,020,960

		156,523,237

WL Collateral CMO — 1.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.657% VRN 8/25/34 (b)	127,295	125,844
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	18,279	16,888
Series 2004-2, Class 1A1, 4.619% VRN 2/25/34 (b)	82,605	77,648
Deephaven Residential Mortgage Trust Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (a) (b)	627,258	623,364
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (b)	1,779,875	1,781,572
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.103% VRN 8/25/34 (b)	25,657	25,056
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.048% VRN 8/25/34 (b)	160,969	154,474
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (b)	2,923,962	2,900,702
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 2.750% VRN 2/25/34 (b)	12,608	11,431
Series 2003-A4, Class IA, 4.666% VRN 7/25/33 (b)	7,921	7,706
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (b)	3,540,391	3,525,555
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	3,017,060	3,057,263
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	1,854,540	1,900,669
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (b)	634,650	641,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.558% VRN 3/25/34 (b)	100,872	98,277
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.797% FRN 4/25/44	262,151	258,224

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (b)	$2,112,849	$2,125,674

		17,332,130

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $425,070,045)		426,572,285

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,520,900
Mexico Government International Bond 4.750% 3/08/44	4,328,000	4,252,260
6.750% 9/27/34	950,000	1,157,109

		8,930,269

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,708)		8,930,269

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.6%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	1,297,798	1,422,444
Series 2693, Class Z, 5.500% 10/15/33	2,293,698	2,503,055
Series 2178, Class PB, 7.000% 8/15/29	190,126	209,388

		4,134,887

Pass-Through Securities — 25.0%
Federal Home Loan Mortgage Corp.
Pool #Z40047 4.000% 10/01/41	251,668	262,723
Pool #C00836 7.000% 7/01/29	8,126	9,129
Pool #C49314 7.000% 4/01/31	4,539	5,190
Pool #C51422 7.000% 5/01/31	1,719	1,968
Pool #C53034 7.000% 6/01/31	11,926	13,549
Pool #G01311 7.000% 9/01/31	42,094	47,757
Pool #G01317 7.000% 10/01/31	26,182	29,690
Pool #G00143 7.500% 6/01/23	285	305
Pool #C55867 7.500% 2/01/30	18,319	20,290
Pool #C41497 7.500% 9/01/30	68	78
Pool #C44830 7.500% 11/01/30	22	25
Pool #C45235 7.500% 12/01/30	14,663	16,668
Pool #C46038 7.500% 12/01/30	603	685
Pool #C01116 7.500% 1/01/31	807	927
Pool #C46309 7.500% 1/01/31	466	534
Pool #C46560 7.500% 1/01/31	473	526
Pool #C46810 7.500% 1/01/31	117	134
Pool #C47063 7.500% 1/01/31	2,588	2,952

	Principal Amount	Value
Pool #C47060 7.500% 1/01/31	$627	$722
Pool #G00653 8.500% 11/01/25	12,691	13,996
Federal National Mortgage Association Pool #AS1304 3.500% 12/01/28	1,561,655	1,604,127
Pool #AV1897 3.500% 12/01/28	301,876	310,086
Pool #AV2325 3.500% 12/01/28	773,978	795,028
Pool #BF0196 3.500% 2/01/41	1,746,778	1,787,819
Pool #MA1356 3.500% 2/01/43	9,686,279	9,874,506
Pool #BM3994 3.500% 1/01/44	1,528,529	1,558,232
Pool #CA1073 3.500% 1/01/48	18,757,605	19,051,768
Pool #BJ0686 4.000% 4/01/48	5,712,253	5,896,221
Pool #CA1951 4.000% 7/01/48	4,202,609	4,336,644
Pool #CA2039 4.000% 7/01/48	4,919,365	5,070,112
Pool #775539 12 mo. USD LIBOR + 1.644% 4.179% FRN 5/01/34	151,852	158,317
Pool #725692 1 year CMT + 2.138% 4.315% FRN 10/01/33	182,870	192,063
Pool #888586 1 year CMT + 2.199% 4.420% FRN 10/01/34	353,156	371,823
Pool #CA1909 4.500% 6/01/48	11,937,557	12,477,828
Pool #CA1952 4.500% 6/01/48	3,097,203	3,244,394
Pool #AD6437 5.000% 6/01/40	556,319	600,643
Pool #AD6996 5.000% 7/01/40	3,642,014	3,920,805
Pool #AL8173 5.000% 2/01/44	1,453,253	1,562,681
Pool #254379 7.000% 7/01/32	28,060	32,047
Pool #252717 7.500% 9/01/29	1,660	1,894
Pool #535996 7.500% 6/01/31	6,096	6,968
Pool #254009 7.500% 10/01/31	15,669	17,836
Pool #253394 8.000% 7/01/20	960	980
Pool #323992 8.000% 11/01/29	1,186	1,349
Pool #525725 8.000% 2/01/30	3,083	3,560
Pool #253266 8.000% 5/01/30	3,622	4,166
Pool #537433 8.000% 5/01/30	2,248	2,603
Pool #253347 8.000% 6/01/30	3,500	4,026
Pool #544976 8.000% 7/01/30	384	440
Pool #535428 8.000% 8/01/30	4,221	4,856
Pool #553061 8.000% 9/01/30	1,856	2,090
Pool #543290 8.000% 9/01/30	52	60
Pool #547786 8.000% 9/01/30	1,697	1,926
Pool #550767 8.000% 9/01/30	1,862	2,163
Pool #253481 8.000% 10/01/30	3,823	4,412
Pool #535533 8.000% 10/01/30	3,709	4,273
Pool #253644 8.000% 2/01/31	2,107	2,435
Pool #581170 8.000% 5/01/31	1,259	1,431
Pool #593848 8.000% 7/01/31	861	1,000
Pool #190317 8.000% 8/01/31	22,697	26,112
Pool #545240 8.000% 9/01/31	2,171	2,502
Pool #541202 8.500% 8/01/26	5,788	6,187
Federal National Mortgage Association TBA Pool #1058 3.500% 2/01/48 (f)	6,000,000	6,080,625
Pool #11192 4.000% 5/01/48 (f)	94,225,000	96,904,523
Pool #20567 4.500% 7/01/48 (f)	76,625,000	79,833,672

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #404246 6.500% 8/15/28	$194	$214
Pool #781038 6.500% 5/15/29	47,891	52,923
Pool #781468 6.500% 7/15/32	3,193	3,594
Pool #781496 6.500% 9/15/32	16,027	17,947
Pool #363066 7.000% 8/15/23	1,954	2,075
Pool #352049 7.000% 10/15/23	1,184	1,260
Pool #354674 7.000% 10/15/23	1,839	1,953
Pool #345964 7.000% 11/15/23	732	780
Pool #380866 7.000% 3/15/24	606	648
Pool #781124 7.000% 12/15/29	5,959	6,676
Pool #781319 7.000% 7/15/31	112,301	127,200
Pool #565982 7.000% 7/15/32	13,729	15,753
Pool #357262 7.500% 9/15/23	914	980
Pool #441009 8.000% 11/15/26	753	844
Pool #522777 8.000% 12/15/29	4,917	5,597
Pool #523043 8.000% 3/15/30	262	299
Pool #529134 8.000% 3/15/30	1,581	1,830
Pool #477036 8.000% 4/15/30	634	734
Pool #503157 8.000% 4/15/30	13,655	15,815
Pool #528714 8.000% 4/15/30	1,673	1,938
Pool #544640 8.000% 11/15/30	10,539	12,253
Pool #531298 8.500% 8/15/30	984	1,129
Government National Mortgage Association I Pool #783896 3.500% 5/15/44	5,185,677	5,321,531
Pool #581417 7.000% 7/15/32	29,970	34,030
Government National Mortgage Association II TBA Pool #304 3.500% 1/01/48 (f)	63,575,000	64,945,836
Pool #1235 4.000% 5/01/48 (f)	6,165,000	6,365,363

		333,134,283

Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 4.936% 7/25/31 (a) (b)	2,700,000	2,698,299
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800% 3.286% FRN 3/25/29	26,250	26,249
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.836% FRN 3/25/29	790,000	794,099

		3,518,647

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $338,994,294)		340,787,817

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bonds & Notes — 3.3%
U.S. Treasury Bond 2.500% 5/15/46	$19,200,000	$18,046,500
3.500% 2/15/39 (i)	8,600,000	9,743,263
U.S. Treasury Note 1.625% 10/31/23	3,000,000	2,919,375
2.875% 8/15/28	13,100,000	13,611,923

		44,321,061

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,665,379)		44,321,061

TOTAL BONDS & NOTES (Cost $1,300,462,606)		1,310,115,318

TOTAL PURCHASED OPTIONS (#) — 0.7% (Cost $9,652,703)		9,689,360

	Number of Shares

MUTUAL FUNDS — 0.3%

Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (j)	4,431,593	4,431,593

TOTAL MUTUAL FUNDS (Cost $4,431,593)		4,431,593

TOTAL LONG-TERM INVESTMENTS (Cost $1,317,796,902)		1,327,553,871

	Principal Amount

SHORT-TERM INVESTMENTS — 18.5%
Commercial Paper — 18.5%
Ameren Corp. 2.744% 4/04/19	$2,733,000	2,731,794
Anheuser Busch Inbev Worldwide 2.743% 4/23/19 (a)	10,400,000	10,381,056
Aon Corporation 2.774% 4/12/19 (a)	3,000,000	2,996,887
AutoZone, Inc. 2.742% 4/15/19 (a)	10,900,000	10,886,175
Avangrid, Inc. 2.690% 4/05/19 (a)	8,000,000	7,995,878
2.769% 4/10/19 (a)	4,900,000	4,895,650
BAT International Finance PLC 2.739% 4/04/19 (a)	6,000,000	5,997,352

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.744% 4/08/19 (a)	$3,800,000	$3,797,195
Bell Canada 2.800% 4/15/19 (a)	12,700,000	12,683,850
Commonwealth Edison 2.690% 4/12/19 (a)	7,000,000	6,992,767
CRH America Finance, Inc. 2.957% 4/01/19 (a)	8,200,000	8,198,196
CVS Corp. 2.658% 4/01/19 (a)	13,000,000	12,997,205
Dominion Resources 2.745% 4/09/19	13,000,000	12,989,434
Duke Energy Corp. 2.679% 4/08/19 (a)	5,000,000	4,996,310
EI Dupont 2.856% 4/29/19 (a)	2,800,000	2,793,485
2.947% 4/08/19 (a)	5,600,000	5,595,929
Enbridge, Inc. 2.924% 4/29/19	1,600,000	1,596,224
Entergy Corp. 2.909% 5/07/19 (a)	5,000,000	4,984,736
Fortive Corp. 2.732% 4/17/19 (a)	13,000,000	12,981,461
Harley-Davidson Funding Corp. 2.728% 5/17/19 (a)	5,000,000	4,981,142
2.837% 4/16/19 (a)	5,000,000	4,993,265
Hyundai Capital America 2.890% 6/21/19 (a)	10,000,000	9,933,547
Keurig Dr Pepper 2.747% 4/18/19 (a)	12,100,000	12,081,796
Lyondellbasell Investment LLC 2.662% 4/23/19 (a)	3,200,000	3,193,949
Marriott Internation 2.867% 4/02/19 (a)	1,000,000	999,706
Marsh & Mclennan Co. 2.720% 4/09/19 (a)	5,800,000	5,795,286
Mohawk Industries, Inc. 2.688% 4/02/19 (a)	4,000,000	3,998,825
Nasdaq, Inc. 2.791% 4/02/19 (a)	14,300,000	14,295,848
National Grid PLC 3.147% 4/08/19 (a)	5,500,000	5,495,941
Parker-Hannifin Corp. 2.782% 5/07/19 (a)	4,600,000	4,587,651
Reckitt Benckiser Treasury Services 2.802% 4/23/19 (a)	5,400,000	5,390,801
Transcanada Pipelines Ltd. 2.800% 5/10/19 (a)	6,000,000	5,980,708
2.941% 5/09/19 (a)	10,000,000	9,968,624
Walgreens Boots 3.064% 4/22/19	8,000,000	7,985,467

	Principal Amount	Value
Westrock Co. 2.749% 4/02/19 (a)	$10,000,000	$9,997,074

		246,171,214

TOTAL SHORT-TERM INVESTMENTS (Cost $246,182,383)		246,171,214

TOTAL INVESTMENTS — 118.0% (Cost $1,563,979,285) (k)		1,573,725,085

Other Assets/(Liabilities) — (18.0)%		(240,265,280)

NET ASSETS — 100.0%		$1,333,459,805

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $694,524,956 or 52.08% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(c)	Security is perpetual and has no stated maturity date.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $4,339,084 or 0.33% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $2,437,222 or 0.18% of net assets.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Investment was valued using significant unobservable inputs.
(h)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $3,721,980 or 0.28% of net assets.

(i)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(j)	Represents investment of security lending collateral. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC*	31,720,000	USD 31,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$1,585,755	$1,520,098	$(65,657)

Credit Suisse International*	33,720,000	USD 33,720,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	1,618,560	1,803,867	185,307

						3,204,315	3,323,965	119,650

Put
Barclays Bank PLC*	64,580,000	USD 64,580,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$3,228,549	$3,272,395	$43,846

Credit Suisse International*	67,220,000	USD 67,220,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	3,219,839	3,093,000	(126,839)

						6,448,388	6,365,395	(82,993)

						$9,652,703	$9,689,360	$36,657

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/19	64	$8,448,456	$49,544
U.S. Treasury Ultra Bond	6/19/19	451	73,440,488	2,327,512
U.S. Treasury Note 2 Year	6/28/19	367	77,901,117	304,289
U.S. Treasury Note 5 Year	6/28/19	967	111,076,933	928,864

				$3,610,209

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
90 Day Eurodollar	6/17/19	15	$(3,651,888)	$(2,675)
U.S. Treasury Long Bond	6/19/19	154	(22,353,567)	(693,496)
90 Day Eurodollar	9/16/19	17	(4,138,381)	(7,069)
90 Day Eurodollar	12/16/19	18	(4,380,465)	(10,185)
90 Day Eurodollar	3/16/20	14	(3,409,654)	(9,321)
90 Day Eurodollar	6/15/20	13	(3,167,976)	(9,712)
90 Day Eurodollar	9/14/20	13	(3,169,357)	(10,443)
90 Day Eurodollar	12/14/20	12	(2,925,410)	(10,240)
90 Day Eurodollar	3/15/21	12	(2,926,460)	(9,940)
90 Day Eurodollar	9/13/21	21	(5,122,093)	(16,082)
90 Day Eurodollar	3/14/22	19	(4,632,849)	(13,839)
90 Day Eurodollar	9/19/22	17	(4,143,482)	(11,956)
90 Day Eurodollar	3/13/23	14	(3,410,179)	(10,021)
90 Day Eurodollar	12/18/23	19	(4,623,825)	(13,363)
90 Day Eurodollar	12/16/24	50	(12,152,959)	(33,916)

				$(862,258)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps

Goldman Sachs International*	USD	3,000,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	$(382,766)	$1,848	$(380,918)

Goldman Sachs International*	USD	2,660,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(107,391)	(230,356)	(337,747)

Goldman Sachs International*	USD	970,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(45,448)	(77,716)	(123,164)

							$(535,605)	$(306,224)	$(841,829)

Collateral for swap agreements held by Goldman Sachs International amounted to $852,799 in securities at March 31, 2019.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	84.1%
Cayman Islands	5.8%
Canada	1.4%
Mexico	1.3%
Netherlands	1.2%
United Kingdom	1.1%
Bermuda	1.0%
Ireland	0.8%
Luxembourg	0.6%
Switzerland	0.3%
Turkey	0.3%
Colombia	0.3%
Sweden	0.2%
Norway	0.2%
Spain	0.2%
Israel	0.2%
Germany	0.2%
France	0.1%
Panama	0.1%
Australia	0.1%
Italy	0.0%
Barbados	0.0%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	26,904	$807

Energy — 0.0%
Oil & Gas — 0.0%
Jupiter Resources, Inc. (c)	18,661	58,316

TOTAL COMMON STOCK (Cost $92,228)		59,123

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., The, 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	10,000	255,200

TOTAL PREFERRED STOCK (Cost $250,000)		255,200

TOTAL EQUITIES (Cost $342,228)		314,323

	Principal Amount
BONDS & NOTES — 94.9%

CORPORATE DEBT — 40.4%
Aerospace & Defense — 0.4%
Moog, Inc. 5.250% 12/01/22 (d)	$173,000	175,595
Rockwell Collins, Inc. 3.500% 3/15/27	200,000	197,477
TransDigm, Inc. 6.375% 6/15/26	225,000	222,716
United Technologies Corp. 6.125% 7/15/38	105,000	127,514

		723,302

Agriculture — 0.5%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	325,000	291,786
4.350% 3/15/24	360,000	364,565
Reynolds American, Inc. 4.450% 6/12/25	200,000	205,586
5.850% 8/15/45	150,000	153,964

		1,015,901

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	16,454	16,537

	Principal Amount	Value
Guanay Finance Ltd. 6.000% 12/15/20 (d)	$96,135	$97,217
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	96,651	98,136
WestJet Airlines Ltd. 3.500% 6/16/21 (d)	98,000	95,525

		307,415

Auto Manufacturers — 1.7%
Ford Motor Co. 7.450% 7/16/31	270,000	287,776
Ford Motor Credit Co. LLC 3.336% 3/18/21	550,000	541,622
4.140% 2/15/23	285,000	279,061
4.375% 8/06/23	350,000	342,669
General Motors Co. 4.200% 10/01/27	215,000	206,183
5.150% 4/01/38	130,000	118,802
5.200% 4/01/45	225,000	199,865
General Motors Financial Co., Inc. 3.500% 11/07/24	315,000	304,341
3.550% 4/09/21	200,000	201,095
4.150% 6/19/23	255,000	257,392
4.200% 11/06/21	245,000	249,262
Volkswagen Group of America Finance LLC 4.625% 11/13/25 (d)	355,000	367,293

		3,355,361

Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27 (e)	68,000	62,135

Banks — 6.3%
Associated Banc-Corp. 4.250% 1/15/25	263,000	269,564
Banco General SA 4.125% 8/07/27 (d)	260,000	255,450
Banco Santander SA 3.848% 4/12/23	400,000	403,406
Bank of America Corp. 4.183% 11/25/27	425,000	431,584
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	210,000	214,807
6.110% 1/29/37	190,000	225,451
7.750% 5/14/38	125,000	173,558
Bank of Montreal 3.803% VRN 12/15/32 (f)	250,000	241,750
The Bank of Nova Scotia 4.500% 12/16/25	300,000	311,900
4.650% VRN 12/31/99 (f) (g)	550,000	506,000
Barclays Bank PLC 10.179% 6/12/21 (d)	525,000	594,299

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays PLC 4.063% FRN 5/16/24 (f)	$365,000	$354,262
4.337% 1/10/28	230,000	228,596
BPCE SA 4.625% 7/11/24 (d)	200,000	203,056
CIT Group, Inc. 5.250% 3/07/25 (e)	500,000	532,025
6.125% 3/09/28	484,000	538,450
Citigroup, Inc. 4.600% 3/09/26	345,000	360,386
5.875% 1/30/42	100,000	122,819
Credit Suisse AG 6.500% 8/08/23 (d)	375,000	401,610
Credit Suisse Group AG 3.869% VRN 1/12/29 (d) (f)	305,000	298,952
Deutsche Bank AG 3.150% 1/22/21	505,000	497,405
First Republic Bank 4.375% 8/01/46	560,000	548,105
Fulton Financial Corp. 3.600% 3/16/22	240,000	240,317
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	306,696
5.950% 1/15/27	220,000	245,902
6.250% 2/01/41	35,000	43,170
6.750% 10/01/37	165,000	201,148
HSBC Holdings PLC 4.250% 3/14/24	200,000	204,545
4.583% VRN 6/19/29 (f)	275,000	289,063
6.500% 9/15/37	125,000	155,307
Huntington Bancshares, Inc. 5.700% VRN 12/31/99 (f) (g)	510,000	497,250
ING Groep NV 4.100% 10/02/23	380,000	390,575
JP Morgan Chase & Co. 4.950% 6/01/45	170,000	188,121
Morgan Stanley 4.350% 9/08/26	450,000	461,674
5.000% 11/24/25	175,000	187,577
Nordea Bank Abp 6.625% VRN 12/31/99 (d) (f) (g)	405,000	403,988
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	325,000	322,691
Synchrony Bank 3.000% 6/15/22	510,000	503,277
Valley National Bancorp 5.125% 9/27/23	110,000	115,802
Wells Fargo & Co. 5.606% 1/15/44	105,000	121,217

		12,591,755

	Principal Amount	Value
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	$255,000	$244,975
8.200% 1/15/39	250,000	346,958
Becle SAB de CV 3.750% 5/13/25 (d)	350,000	342,184
Molson Coors Brewing Co. 4.200% 7/15/46	291,000	258,653
5.000% 5/01/42	60,000	58,831

		1,251,601

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	85,000	91,065
Celgene Corp. 3.450% 11/15/27	215,000	212,399
4.350% 11/15/47	205,000	199,738

		503,202

Building Materials — 0.4%
CRH America Finance, Inc. 3.950% 4/04/28 (d)	135,000	133,128
Standard Industries, Inc. 4.750% 1/15/28 (d)	282,000	269,310
5.000% 2/15/27 (d)	490,000	474,222

		876,660

Chemicals — 1.4%
DowDuPont, Inc. 5.319% 11/15/38	345,000	383,529
Huntsman International LLC 4.500% 5/01/29	205,000	204,503
Incitec Pivot Finance LLC 6.000% 12/10/19 (d)	190,000	193,550
LYB International Finance BV 5.250% 7/15/43	250,000	255,497
Methanex Corp. 5.250% 3/01/22	40,000	41,227
The Mosaic Co. 4.050% 11/15/27	174,000	173,688
The Sherwin-Williams Co. 4.500% 6/01/47	115,000	113,172
Syngenta Finance NV 3.698% 4/24/20 (d)	325,000	326,157
3.933% 4/23/21 (d)	325,000	326,511
4.441% 4/24/23 (d)	425,000	433,580
Yara International ASA 4.750% 6/01/28 (d)	370,000	384,503

		2,835,917

Commercial Services — 0.2%
ERAC USA Finance LLC 7.000% 10/15/37 (d)	50,000	64,142
United Rentals North America, Inc. 6.500% 12/15/26 (e)	254,000	267,335

		331,477

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.4%
Dell International LLC/EMC Corp. 8.350% 7/15/46 (d)	$275,000	$331,916
Leidos Holdings, Inc. 4.450% 12/01/20	550,000	558,250

		890,166

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	865,000	834,209
4.625% 10/30/20	184,000	188,324
Affiliated Managers Group, Inc. 3.500% 8/01/25	265,000	264,156
Aircastle Ltd. 4.125% 5/01/24	200,000	200,219
4.400% 9/25/23	175,000	178,201
5.000% 4/01/23	350,000	363,735
Ally Financial, Inc. 5.125% 9/30/24	495,000	520,369
8.000% 11/01/31	651,000	808,054
Antares Holdings LP 6.000% 8/15/23 (d)	540,000	530,828
Ares Finance Co. LLC 4.000% 10/08/24 (d)	225,000	217,594
Brookfield Finance, Inc. 4.250% 6/02/26	280,000	282,511
4.850% 3/29/29	358,000	368,091
Discover Financial Services 5.500% VRN 12/31/99 (f) (g)	1,015,000	964,250
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	230,000	212,632
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	435,000	429,641
Lazard Group LLC 3.625% 3/01/27	196,000	189,953
4.500% 9/19/28	150,000	154,408
Legg Mason, Inc. 5.625% 1/15/44	235,000	232,273
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (d)	26,000	26,536
Synchrony Financial 4.375% 3/19/24	90,000	91,161

		7,057,145

Electric — 1.4%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	148,805
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (d)	155,000	152,196
CMS Energy Corp. 4.700% 3/31/43	115,000	120,084
4.875% 3/01/44	80,000	87,583

	Principal Amount	Value
Duke Energy Corp. 3.750% 9/01/46	$175,000	$163,602
Elwood Energy LLC 8.159% 7/05/26	199,492	216,448
Entergy Louisiana LLC 4.950% 1/15/45	110,000	114,795
Indianapolis Power & Light Co. 4.050% 5/01/46 (d)	110,000	109,570
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (d)	200,000	181,750
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	290,074
3.700% 9/01/24	175,000	175,893
Israel Electric Corp. Ltd. 4.250% 8/14/28 (d)	225,000	226,134
Pennsylvania Electric Co. 4.150% 4/15/25 (d)	150,000	152,945
Puget Energy, Inc. 3.650% 5/15/25	100,000	99,369
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	122,740
Tri-State Pass-Through Trust, Series 2003, Class B, 7.144% 7/31/33 (d)	169,565	199,547
Xcel Energy, Inc. 6.500% 7/01/36	270,000	344,730

		2,906,265

Electronics — 0.5%
The ADT Security Corp. 6.250% 10/15/21	393,000	412,277
Arrow Electronics, Inc. 3.875% 1/12/28	160,000	154,029
4.500% 3/01/23	45,000	46,537
Ingram Micro, Inc. 5.450% STEP 12/15/24	335,000	332,142

		944,985

Foods — 0.2%
Mars, Inc. 3.950% 4/01/49 (d)	230,000	232,456
Smithfield Foods, Inc. 5.200% 4/01/29 (d) (h)	75,000	75,381

		307,837

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	225,000	222,075

Gas — 0.2%
NiSource, Inc. 4.800% 2/15/44	370,000	389,268

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.4%
Becton Dickinson and Co. 4.685% 12/15/44	$125,000	$128,994
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	702,000	666,198

		795,192

Health Care – Services — 0.5%
HCA, Inc. 5.250% 4/15/25	250,000	268,445
5.375% 2/01/25	350,000	371,000
Humana, Inc. 4.800% 3/15/47	130,000	136,941
IHC Health Services, Inc. 4.131% 5/15/48	275,000	288,007

		1,064,393

Home Builders — 0.6%
Lennar Corp. 4.750% 11/29/27	592,000	592,277
PulteGroup, Inc. 5.000% 1/15/27	198,000	196,515
5.500% 3/01/26	441,000	454,230

		1,243,022

Housewares — 0.6%
Newell Brands, Inc. 3.850% 4/01/23	750,000	741,625
4.200% 4/01/26	200,000	190,885
The Toro Co. 7.800% 6/15/27	170,000	207,133

		1,139,643

Insurance — 3.2%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	790,000	797,900
American International Group, Inc. 3.900% 4/01/26	135,000	135,854
4.200% 4/01/28	220,000	223,659
4.750% 4/01/48	95,000	94,486
5.750% VRN 4/01/48 (f)	405,000	394,774
AmTrust Financial Services, Inc. 6.125% 8/15/23	490,000	460,672
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	88,926
Athene Holding Ltd. 4.125% 1/12/28	1,029,000	989,129
AXIS Specialty Finance PLC 4.000% 12/06/27	420,000	417,892
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	553,725
Enstar Group Ltd. 4.500% 3/10/22	145,000	147,650

	Principal Amount	Value
The Progressive Corp. 5.375% VRN 12/31/99 (f) (g)	$335,000	$332,069
Prudential Financial, Inc. 5.700% VRN 9/15/48 (f)	650,000	657,832
6.200% 11/15/40	125,000	154,818
Trinity Acquisition PLC 4.400% 3/15/26	140,000	145,260
USF&G Capital I 8.500% 12/15/45 (d)	95,000	138,240
Willis North America, Inc. 7.000% 9/29/19	43,000	43,800
XLIT Ltd. 4.450% 3/31/25	385,000	400,817
5.500% 3/31/45	200,000	220,977

		6,398,480

Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	250,000	264,722

Investment Companies — 0.8%
Ares Capital Corp. 3.500% 2/10/23	510,000	495,943
BlackRock TCP Capital Corp. 4.125% 8/11/22	470,000	451,804
FS KKR Capital Corp. 4.000% 7/15/19	605,000	606,105

		1,553,852

Iron & Steel — 0.5%
Vale Overseas Ltd. 5.875% 6/10/21	825,000	859,237
6.875% 11/21/36	100,000	114,400

		973,637

Lodging — 0.3%
MGM Resorts International 4.625% 9/01/26	534,000	519,315

Media — 1.7%
Altice Financing SA 6.625% 2/15/23 (d)	200,000	204,500
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (d)	250,000	246,537
5.750% 1/15/24	600,000	615,750
Comcast Corp. 3.400% 7/15/46	140,000	124,004
Discovery Communications LLC 4.875% 4/01/43	200,000	184,689
5.000% 9/20/37	165,000	160,423
DISH DBS Corp. 5.875% 11/15/24	147,000	123,480
Sirius XM Radio, Inc. 5.375% 4/15/25 (d)	1,000,000	1,026,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TEGNA, Inc. 5.125% 7/15/20	$500,000	$501,250
Time Warner Cable, Inc. 4.500% 9/15/42	250,000	218,507

		3,405,390

Mining — 1.3%
First Quantum Minerals Ltd. 6.875% 3/01/26 (d)	1,000,000	927,500
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (d)	149,000	148,802
Glencore Funding LLC 3.875% 10/27/27 (d)	260,000	248,288
4.000% 4/16/25 (d)	130,000	130,434
4.625% 4/29/24 (d)	200,000	206,311
Kinross Gold Corp. 4.500% 7/15/27	225,000	213,750
5.125% 9/01/21	175,000	180,250
5.950% 3/15/24	200,000	214,000
Teck Resources Ltd. 5.200% 3/01/42	97,000	93,371
6.250% 7/15/41	143,000	152,211

		2,514,917

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	72,000	85,138

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	140,000	139,825
3.875% STEP 10/01/21	675,000	666,427

		806,252

Oil & Gas — 3.2%
Anadarko Petroleum Corp. 5.550% 3/15/26	175,000	190,599
6.600% 3/15/46	235,000	285,713
Cenovus Energy, Inc. 3.000% 8/15/22	425,000	416,399
4.250% 4/15/27 (e)	550,000	540,678
6.750% 11/15/39	175,000	195,036
Chesapeake Energy Corp. 7.000% 10/01/24 (e)	247,000	246,382
Citgo Holding, Inc. 10.750% 2/15/20 (d)	500,000	512,600
Continental Resources, Inc. 5.000% 9/15/22	200,000	201,425
Encana Corp. 6.500% 2/01/38	160,000	187,736
EQT Corp. 3.900% 10/01/27	860,000	804,376
4.875% 11/15/21	200,000	207,522
Helmerich & Payne, Inc. 4.650% 3/15/25	150,000	156,562

	Principal Amount	Value
Marathon Petroleum Corp. 4.500% 4/01/48 (d)	$85,000	$80,671
6.500% 3/01/41	175,000	213,233
Murphy Oil USA, Inc. 6.000% 8/15/23	175,000	179,375
Newfield Exploration Co. 5.375% 1/01/26	152,000	163,797
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	200,000	205,700
Petroleos Mexicanos 3.500% 1/30/23	350,000	334,285
4.625% 9/21/23	100,000	98,501
5.350% 2/12/28	190,000	176,320
5.500% 1/21/21	625,000	635,625
6.375% 1/23/45	35,000	30,916
6.500% 3/13/27	65,000	65,455
6.625% 6/15/38	51,000	47,048
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750% 4/15/23 (d)	200,000	159,000

		6,334,954

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 3.950% 12/01/42	239,000	201,743
Patterson-UTI Energy, Inc. 3.950% 2/01/28	350,000	330,461

		532,204

Packaging & Containers — 0.1%
BWAY Holding Co. 5.500% 4/15/24 (d)	200,000	198,560

Pharmaceuticals — 1.6%
AbbVie, Inc. 4.700% 5/14/45	200,000	192,649
Bausch Health Cos., Inc. 6.125% 4/15/25 (d)	113,000	111,870
7.000% 3/15/24 (d)	115,000	121,670
Bayer US Finance II LLC 3.875% 12/15/23 (d)	200,000	201,514
Bayer US Finance II LLC 4.400% 7/15/44 (d)	100,000	88,422
4.625% 6/25/38 (d)	215,000	200,796
CVS Health Corp. 5.050% 3/25/48	140,000	141,037
6.125% 9/15/39	25,000	28,398
CVS Pass-Through Trust 5.926% 1/10/34 (d)	200,583	222,724
7.507% 1/10/32 (d)	15,222	18,095
Express Scripts Holding Co. 4.500% 2/25/26	128,000	133,996
4.800% 7/15/46	185,000	188,066
McKesson Corp. 4.883% 3/15/44 (e)	70,000	69,922

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mylan NV 3.150% 6/15/21	$51,000	$50,851
5.250% 6/15/46	350,000	314,950
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	488,000	494,832
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	190,000	181,141
4.100% 10/01/46	85,000	60,374
Valeant Pharmaceuticals International 9.250% 4/01/26 (d)	400,000	437,720

		3,259,027

Pipelines — 2.4%
Andeavor Logistics LP 6.875% VRN 12/31/99 (f) (g)	850,000	854,250
Energy Transfer Operating LP 4.200% 4/15/27	170,000	170,655
4.750% 1/15/26	200,000	209,050
6.125% 12/15/45	180,000	195,753
6.250% VRN 12/31/99 (f) (g)	390,000	368,550
EnLink Midstream Partners LP 2.700% 4/01/19	200,000	200,000
4.150% 6/01/25	125,000	120,313
4.850% 7/15/26	154,000	152,876
6.000% VRN 12/31/99 (f) (g)	375,000	310,312
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (f)	200,000	178,410
EQM Midstream Partners LP 4.750% 7/15/23	375,000	382,457
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	75,450
6.500% 2/01/37	85,000	98,368
6.550% 9/15/40	80,000	93,268
6.950% 1/15/38	15,000	18,315
MPLX LP 4.500% 4/15/38	195,000	185,221
5.200% 3/01/47	40,000	40,587
Phillips 66 Partners LP 4.680% 2/15/45	18,000	17,732
4.900% 10/01/46	90,000	91,607
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	515,000	527,617
4.700% 6/15/44	230,000	213,623
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	120,000	118,961
5.300% 4/01/44	75,000	73,506
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500% 9/15/24 (d)	102,000	104,550
Western Gas Partners LP 4.500% 3/01/28	110,000	109,082

		4,910,513

	Principal Amount	Value
Private Equity — 0.6%
Hercules Capital, Inc. 4.625% 10/23/22	$945,000	$924,738
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.750% 2/01/24	200,000	208,500

		1,133,238

Real Estate Investment Trusts (REITS) — 0.8%
Crown Castle International Corp. 4.750% 5/15/47	70,000	69,149
5.200% 2/15/49 (e)	120,000	126,271
CubeSmart LP 3.125% 9/01/26	305,000	289,811
Healthcare Trust of America Holdings LP 3.750% 7/01/27	240,000	235,234
SBA Tower Trust 2.877% 7/15/46 (d)	180,000	178,351
3.156% 10/10/45 (d)	180,000	180,009
STORE Capital Corp. 4.625% 3/15/29	200,000	202,964
VEREIT Operating Partnership LP 4.625% 11/01/25	245,000	253,394
Weingarten Realty Investors 3.250% 8/15/26	75,000	71,048

		1,606,231

Retail — 0.7%
Dollar Tree, Inc. 3.700% 5/15/23	225,000	228,170
4.200% 5/15/28	330,000	328,833
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (d)	280,000	273,353
The Home Depot, Inc. 5.950% 4/01/41	100,000	128,263
Penske Automotive Group, Inc. 5.500% 5/15/26 (e)	500,000	492,500

		1,451,119

Semiconductors — 0.3%
Microchip Technology, Inc. 3.922% 6/01/21 (d)	525,000	529,607

Telecommunications — 1.4%
AT&T, Inc. 3.400% 5/15/25	200,000	197,903
4.750% 5/15/46	340,000	332,243
5.250% 3/01/37	108,000	113,153
Embarq Corp. 7.995% 6/01/36	45,000	43,819
Empresa Nacional de Telecomunicaciones SA 4.875% 10/30/24 (d)	200,000	204,507
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	435,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Capital Corp. 6.875% 11/15/28	$500,000	$480,625
Sprint Corp. 7.125% 6/15/24	400,000	406,000
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	170,569
Telefonica Emisiones SAU 4.665% 3/06/38	335,000	319,743
Verizon Communications, Inc. 6.550% 9/15/43	157,000	203,860

		2,907,542

Transportation — 0.4%
CSX Corp. 4.750% 11/15/48	145,000	156,912
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d) (e)	720,000	696,600
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (d)	45,000	45,725

		899,237

TOTAL CORPORATE DEBT (Cost $80,846,454)		81,098,652

MUNICIPAL OBLIGATIONS — 0.5%
Brazos Higher Education Authority, Inc., 3.750% FRN 6/25/42 (f)	450,000	443,602
State of California BAB 7.550% 4/01/39	275,000	417,648
7.600% 11/01/40	150,000	232,874

		1,094,124

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,017,473)		1,094,124

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.7%
Automobile ABS — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (d)	222,000	224,617
Hertz Vehicle Financing II LP Series 2018-1A, Class B, 3.600% 2/25/24 (d)	650,000	646,276
Series 2018-1A, Class C, 4.390% 2/25/24 (d)	330,000	325,900
OneMain Direct Auto Receivables Trust Series 2019-1A, Class C, 4.190% 11/14/28 (d)	888,000	893,313
Series 2019-1A, Class D, 4.680% 4/14/31 (d)	422,000	426,550

		2,516,656

	Principal Amount	Value
Commercial MBS — 3.1%
Aventura Mall Trust, Series 2018-AVM, Class D, 4.112% VRN 7/05/40 (d) (f)	$530,000	$531,915
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.834% FRN 9/15/34 (d) (f)	150,000	148,780
BANK, Series 2019-BN17, Class C, 4.518% VRN 4/15/52 (f)	135,000	140,260
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (d) (f)	400,000	417,799
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (d) (f)	280,000	284,798
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (d) (f)	270,000	269,492
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (d) (f)	900,000	898,332
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.184% FRN 11/15/35 (d) (f)	588,793	589,163
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 4.634% FRN 12/15/37 (d) (f)	572,453	574,949
Citigroup COmmercial Mortgage Trust, Series 2019-SMRT, Class C 4.682% 1/10/24 (d)	225,000	236,231
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class A5, 3.961% 3/10/47	152,000	159,094
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	103,622
Series 2015-CR23, Class C, 4.252% VRN 5/10/48 (f)	110,000	110,307
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (f)	99,411	99,936
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D 3.000% 7/10/51 (d)	499,000	425,243
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C, 4.651% VRN 8/15/47 (f)	200,000	204,084
Morgan Stanley Capital I Trust, Series 2019-L2, Class AS 4.272% 3/15/52	400,000	423,120
MSCG Trust, Series 2018-SELF, Class C, 3.664% FRN 10/15/37 (d) (f)	100,000	99,123

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.482% VRN 8/15/39 (f)	$4,646	$4,659
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (f)	140,000	138,664
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class C, 4.893% VRN 8/15/45 (f)	100,000	103,175
Series 2011-C5, Class C, 5.673% VRN 11/15/44 (d) (f)	170,000	177,910
Series 2011-C5, Class D, 5.673% VRN 11/15/44 (d) (f)	115,000	118,038

		6,258,694

Home Equity ABS — 0.2%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.386% FRN 2/25/35	193,391	189,649
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.726% FRN 10/25/34 (d)	90,687	90,409
Mastr Asset-Backed Securities Trust Series 2005, Class NC1 M1, 1 mo. USD LIBOR + ..720% 3.206% FRN 12/25/34	99,504	97,468
Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 3.206% FRN 3/25/35	4,337	4,390

		381,916

Other ABS — 14.4%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (d)	77,378	76,421
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.211% FRN 1/25/35	17,441	17,364
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (d)	688,540	697,602
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 4.267% FRN 10/15/28 (d)	390,000	390,015
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (d)	261,225	266,890

	Principal Amount	Value
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900% 3.386% FRN 10/25/34	$316,316	$315,573
Ascentium Equipment Receivables Trust, Series 2018-2A, Class E 5.180% 7/10/26 (d)	998,000	1,017,734
Atrium XV, Series 15A, Class B, 4.526% FRN 1/23/31 (d) (f)	250,000	248,241
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 4.011% FRN 7/20/30 (d)	330,000	329,993
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213% STEP 12/16/41 (d)	432,292	437,769
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (d)	39,366	39,366
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (d)	132,900	132,085
Series 2017-1A, Class B, 3.240% 5/25/29 (d)	109,787	108,293
Capital Automotive LLC, Series 2017-1A, Class A2 4.180% 4/15/47 (d)	156,933	159,983
Capital Automotive REIT, Series 2014-1A, Class A 3.660% 10/15/44 (d)	100,000	100,406
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.913% FRN 8/14/30 (d)	250,000	249,654
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.953% FRN 11/16/30 (d) (f)	250,000	248,829
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (d)	53,186	52,964
CLI Funding VI LLC Series 2017-1A, Class A, 3.620% 5/18/42 (d)	304,977	303,805
Series 2016-1A, Class A, 4.210% 2/18/41 (d)	336,751	336,197
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	13,516	13,425

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Crestline Denali CLO XIV Ltd. Series 2016-1A, Class A1R, 4.052% FRN 10/23/31 (d) (f)	$350,000	$348,116
Series 2016-1A, Class BR, 4.572% FRN 10/23/31 (d) (f)	250,000	246,602
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + 1.005% 3.491% FRN 10/25/35	440,000	426,894
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (d) (h)	326,000	327,467
Series 2019-1A, Class A23, 4.352% 5/20/49 (d) (h)	295,000	296,845
Diamond Resorts Owner Trust Series 2016-1, Class B, 3.370% 11/20/28 (d)	270,486	266,188
Series 2015-2, Class B, 3.540% 5/22/28 (d)	34,870	34,855
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (d)	267,975	273,759
Series 2017-1A, Class A23, 4.118% 7/25/47 (d)	167,450	170,123
Series 2015-1A, Class A2II, 4.474% 10/25/45 (d)	602,950	628,171
Drug Royalty Corp., Inc., Series 2012-1, Class A2 5.800% 7/15/24 (d)	2,436	2,435
Elara HGV Timeshare Issuer LLC Series 2016-A, Class A, 2.730% 4/25/28 (d)	173,518	171,232
Series 2016-A, Class B, 3.220% 4/25/28 (d)	105,804	104,774
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (d) (h)	135,000	134,977
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720% 3.206% FRN 6/25/35	28,046	27,998
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.761% FRN 4/20/31 (d) (f)	250,000	245,994
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (d)	236,924	238,575
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (d)	340,855	339,901
Series 2017-1A, Class A, 3.740% 10/15/52 (d)	182,687	184,637

	Principal Amount	Value
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 4.539% FRN 1/20/31 (d) (f)	$280,000	$277,413
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (d)	270,378	277,950
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (d)	174,236	172,049
Series 2017-3A, Class A1, 3.190% 9/20/48 (d)	214,849	216,519
Series 2017-2A, Class A1, 3.280% 9/20/48 (d)	82,528	81,438
Series 2016-4A, Class A2, 4.290% 9/20/47 (d)	168,214	171,637
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (d)	26,451	26,160
Series 2013-A, Class A, 2.280% 1/25/26 (d)	28,482	28,410
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B 5.270% 12/15/38 (d)	246,795	248,681
JG Wentworth XLII LLC, Series 2018-2A, Class B 4.700% 10/15/77 (d)	90,000	93,307
JG Wentworth XLIII LLC, Series 2019-1A, Class B 4.510% 8/15/73 (d)	138,000	139,025
JG Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (d)	79,005	82,487
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230% 2.716% FRN 7/25/36	23,545	23,466
Kayne CLO 4 Ltd., Series 2019-4A, Class B1, 1.000% FRN 4/25/32 (d) (f) (h)	250,000	250,000
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (d)	588,653	591,134
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A 4.250% 12/15/38 (d)	431,491	428,929
KREF Ltd, Series 2018-FL1, Class D, ABS, FRN, 144A, 5.034% FRN 6/15/36 (d) (f)	250,000	250,291
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (d)	406,354	410,171

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 4.161% FRN 10/20/29 (d)	$480,000	$480,696
Madison Park Funding XXII Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480% 4.251% FRN 10/25/29 (d)	250,000	250,717
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.284% FRN 7/15/30 (d) (f)	950,000	934,654
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.476% FRN 1/23/31 (d) (f)	250,000	247,739
Magnetite XV Ltd., Series 2015-15A, Class CR, 4.571% FRN 7/25/31 (d) (f)	490,000	471,635
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.960% FRN 12/18/30 (d) (f)	250,000	247,574
Mariner Finance Issuance Trust, Series 2017-AA, Class A 3.620% 2/20/29 (d)	281,051	283,276
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (d)	65,448	66,617
MP CLO III Ltd., Series 2013-1A, Class AR, 4.011% FRN 10/20/30 (d) (f)	250,000	248,238
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (d)	28,675	28,434
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (d)	380,000	388,358
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/16/51 (d)	1,700,000	1,690,438
OHA Credit Partners XI Ltd., Series 2015-11A, Class CR, 4.911% FRN 1/20/32 (d) (f)	300,000	294,863
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 4.094% FRN 8/15/29 (d)	480,000	480,937
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (d)	19,276	19,060
Series 2016-A, Class B, 2.910% 3/08/29 (d)	117,797	118,235
Park Place Securities, Inc. Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480% 2.966% FRN 8/25/35	61,463	61,303

	Principal Amount	Value
Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .750% 3.236% FRN 7/25/35	$22,115	$22,081
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II 4.666% 9/05/48 (d)	746,250	773,075
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 5.340% FRN 2/25/23 (d)	210,000	210,458
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280% 2.766% FRN 5/25/36	36,714	36,505
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.984% FRN 2/20/30 (d)	250,000	249,791
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.877% FRN 1/15/30 (d) (f)	500,000	495,169
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class A, 2.580% 9/20/32 (d)	44,451	44,218
Series 2015-2A, Class B, 3.020% 6/20/32 (d)	26,322	26,276
Series 2015-3A, Class B, 3.080% 9/20/32 (d)	19,559	19,528
Series 2016-1A, Class B, 3.670% 3/21/33 (d)	49,309	49,509
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (d)	109,622	109,244
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (d)	185,957	185,717
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.983% FRN 8/18/31 (d) (f)	490,000	473,102
Store Master Funding I-VII, Series 2018-1A, Class A4 4.740% 10/20/48 (d)	239,500	253,006
Store Master Funding LLC, Series 2013-3A, Class A1 4.240% 11/20/43 (d)	109,450	109,422
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (d)	121,871	126,041
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (d)	305,159	314,281
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (d)	309,225	322,162

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-1A, Class A23, 4.970% 5/25/46 (d)	$432,300	$446,536
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.277% FRN 10/13/29 (d)	320,000	320,821
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (d)	197,937	196,612
Series 2017-1A, Class A, 3.720% 5/20/42 (d)	252,077	253,399
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (d)	380,800	385,408
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 4.526% FRN 1/20/31 (d) (f)	490,000	483,138
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 4.184% FRN 12/15/20 (d)	230,000	229,849
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (d)	430,000	453,253
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 3.736% 8/15/47 (d)	140,000	139,927
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (d)	505,123	506,193
Triton Container Finance VI LLC, Series 2017-1A, Class A 3.520% 6/20/42 (d)	157,286	156,542
VSE VOI Mortgage LLC, Series 2016-A, Class B 2.740% 7/20/33 (d)	57,522	56,897
Welk Resorts LLC, Series 2017-AA, Class B 3.410% 6/15/33 (d)	179,684	177,162
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (d)	318,450	322,206
Series 2015-1A, Class A23, 4.497% 6/15/45 (d)	337,750	347,576
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (d)	150,014	149,223
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (d)	254,137	259,426
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (d)	130,000	135,408

		28,933,154

	Principal Amount	Value
Student Loans ABS — 11.2%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.586% FRN 12/27/44 (d)	$403,282	$405,245
Access Group, Inc. Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 3.101% FRN 8/25/37	507,223	493,805
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.990% FRN 7/25/58 (d)	130,000	123,183
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	800,000	789,353
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 3.177% FRN 9/22/37	323,500	311,341
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.690% FRN 7/01/38	11,589	11,333
Commonbond Student Loan Trust, Series 2017-AGS, Class C 5.280% 5/25/41 (d)	134,627	136,155
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (d)	120,333	114,829
DRB Prime Student Loan Trust, Series 2015-A, Class A2 3.060% 7/25/31 (d)	71,985	72,250
Earnest Student Loan Program LLC, Series 2016-D, Class A2 2.720% 1/25/41 (d)	157,211	156,811
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.840% FRN 7/26/66 (d)	439,260	443,383
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, 4.350% FRN 12/01/47 (d) (f)	463,928	463,980
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 3.101% FRN 8/25/42	597,977	552,425
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900% 3.551% FRN 11/25/36	26,481	26,496
Navient Private Education Refi Loan Trust, Series 2018-CA, Class B 4.220% 6/16/42 (d)	530,000	544,469
Navient Student Loan Trust Series 2018-1A, Class A3, 3.206% FRN 3/25/67 (d) (f)	650,000	642,872

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-5A, Class A, 3.286% FRN 7/26/66 (d) (f)	$294,987	$295,350
Series 2019-BA, Class A2B, 3.467% FRN 12/15/59 (d) (f)	1,000,000	1,000,342
Series 2018-1A, Class B, 3.686% FRN 3/25/67 (d) (f)	250,000	250,000
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.786% FRN 3/25/66 (d)	1,030,000	1,059,274
Series 2018-EA, Class B, 4.440% 12/15/59 (d)	140,000	145,348
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (d)	115,240	116,005
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.236% FRN 12/26/40 (d)	102,881	102,556
Nelnet Student Loan Trust Series 2005-4, Class A4R2, 28 day ARS 2.594% FRN 3/22/32	150,000	144,908
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.852% FRN 6/25/41	145,792	136,106
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 3.486% FRN 11/25/36 (d)	200,000	190,232
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 3.486% FRN 6/25/42 (d)	150,000	142,138
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 3.486% FRN 7/26/49 (d)	350,000	337,547
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/41 (d)	100,000	99,902
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 10/25/47 (d)	440,000	423,182
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 5/26/54 (d)	100,000	96,970
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 4/25/45 (d)	130,000	122,130
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.436% FRN 11/25/65 (d)	391,845	393,340
SLM Student Loan Trust Series 06-2, Class R, 0.000%1/25/41 (a) (b)	1,363	558,830

	Principal Amount	Value
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.911% FRN 1/27/42	$100,000	$95,709
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.921% FRN 4/25/40	140,710	129,874
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.971% FRN 1/27/42	370,295	343,856
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.971% FRN 1/25/70	188,940	179,614
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.981% FRN 10/25/40	159,266	149,009
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 3/25/44	387,622	366,272
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 3.061% FRN 1/25/44	386,133	358,257
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 3.071% FRN 1/25/41	474,564	453,779
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 3.241% FRN 10/25/64	128,666	122,407
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.371% FRN 1/25/41	569,211	569,918
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.371% FRN 10/25/65 (d)	2,610,000	2,589,043
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/43	310,000	305,751
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	100,000	100,000
Series 2013-1, Class B,, 1 mo. USD LIBOR + 1.800% 4.286% FRN 11/25/70	381,000	388,355
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	600,000	611,221
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (d)	169,475	167,501
Series 2019-A, Class A2B, 3.510% FRN 7/15/36 (d) (f)	101,000	101,000
Series 2019-A, Class B, 4.000% 11/17/42 (d)	185,000	188,425
Series 2015-C, Class C, 4.500% 9/17/46 (d)	350,000	368,129

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000%3/25/33 (d)	$200	$175,000
Series 2018-A, Class R1, 0.000%2/25/42 (d)	1,000,000	718,200
Series 2019-A, Class R1, 0.000%6/15/48 (d)	1,361,200	396,897
Series 2017-D, Class R1, 0.000% 9/25/40 (d)	1,000,000	648,040
Series 2018-D, Class R1, 0.000% 2/25/48 (d)	911,500	314,012
Series 2017-D, Class BFX, 3.610% 9/25/40 (d)	500,000	501,727
Series 2017-C, Class C, 4.210% VRN 7/25/40 (d) (f)	180,000	182,623
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.236% FRN 8/25/36 (d)	47,161	47,904
Series 2017-A, Class C, 4.430% VRN 3/26/40 (d) (f)	170,000	172,237
South Carolina Student Loan Corp. Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 3.986% FRN 1/25/36	119,549	120,504
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.989% FRN 8/01/35	550,000	557,581

		22,374,935

WL Collateral CMO — 0.5%
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065% VRN 3/25/49 (d) (f)	260,000	257,389
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.657% VRN 8/25/34 (f)	20,359	20,127
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	2,379	2,198
Series 2004-2, Class 1A1, 4.619% VRN 2/25/34 (f)	10,338	9,717
Deephaven Residential Mortgage Trust, Series 2019-1A, Class M1, 4.402% VRN 1/25/59 (d) (f)	250,000	254,260
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.103% VRN 8/25/34 (f)	3,757	3,669
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.048% VRN 8/25/34 (f)	25,126	24,112
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (d) (f)	466,139	462,431

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 2.750% VRN 2/25/34 (f)	$1,405	$1,274
Series 2003-A4, Class IA, 4.666% VRN 7/25/33 (f)	1,390	1,352
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.558% VRN 3/25/34 (f)	11,353	11,061
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.797% FRN 4/25/44	33,723	33,218

		1,080,808

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $61,144,773)		61,546,163

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 6.125% 1/18/41	440,000	519,864
Mexico Government International Bond 4.750% 3/08/44	554,000	544,305
6.750% 9/27/34	375,000	456,754

		1,520,923

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,545,958)		1,520,923

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.5%
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	94,476	103,549
Series 2693, Class Z, 5.500% 10/15/33	169,439	184,904
Series 2178, Class PB, 7.000% 8/15/29	10,333	11,380

		299,833

Pass-Through Securities — 20.1%
Federal Home Loan Mortgage Corp. Pool #B16010 5.000% 8/01/19	11	11
Pool #B17058 5.000% 9/01/19	144	145
Pool #B18677 5.000% 1/01/20	62	63
Pool #G01311 7.000% 9/01/31	888	1,007
Pool #C80207 7.500% 9/01/24	659	716
Pool #C00530 7.500% 7/01/27	661	740
Pool #C00563 7.500% 11/01/27	2,408	2,705
Pool #C00612 7.500% 4/01/28	128	143
Pool #C55867 7.500% 2/01/30	2,766	3,063

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #AR3007 3.000% 2/01/43	$200,601	$200,819
Pool #AS1304 3.500% 12/01/28	213,798	219,613
Pool #AV1897 3.500% 12/01/28	37,735	38,761
Pool #AV2325 3.500% 12/01/28	106,756	109,659
Pool #BF0196 3.500% 2/01/41	273,592	280,020
Pool #MA1356 3.500% 2/01/43	1,283,044	1,307,977
Pool #BM3994 3.500% 1/01/44	287,984	293,580
Pool #BJ0686 4.000% 4/01/48	1,237,655	1,277,515
Pool #CA1951 4.000% 7/01/48	624,388	644,301
Pool #CA2039 4.000% 7/01/48	1,181,612	1,217,821
Pool #725692 1 year CMT + 2.138% 4.315% FRN 10/01/33	47,579	49,970
Pool #888586 1 year CMT + 2.199% 4.420% FRN 10/01/34	106,924	112,575
Pool #CA1952 4.500% 6/01/48	812,538	851,153
Pool #CA1909 4.500% 6/01/48	1,942,222	2,030,123
Pool #BK7877 4.500% 7/01/48	473,777	496,292
Pool #735010 5.000% 11/01/19	2,324	2,326
Pool #AD6437 5.000% 6/01/40	72,410	78,179
Pool #AD6996 5.000% 7/01/40	475,890	512,319
Pool #AL8173 5.000% 2/01/44	192,037	206,497
Pool #575579 7.500% 4/01/31	4,796	5,468
Pool #535996 7.500% 6/01/31	843	964
Federal National Mortgage Association TBA Pool #1058 3.500% 2/01/48 (h)	925,000	937,430
Pool #11192 4.000% 5/01/48 (h)	9,875,000	10,155,820
Pool #20567 4.500% 7/01/48 (h)	8,935,000	9,309,153
Government National Mortgage Association I Pool #783896 3.500% 5/15/44	368,581	378,237
Pool #579140 6.500% 1/15/32	724	807
Pool #587280 6.500% 9/15/32	1,044	1,159
Pool #550659 6.500% 9/15/35	69,565	79,284
Pool #538689 6.500% 12/15/35	15,812	18,064
Pool #780651 7.000% 10/15/27	999	1,101
Pool #462384 7.000% 11/15/27	503	553
Pool #482668 7.000% 8/15/28	887	988
Pool #506804 7.000% 5/15/29	5,362	5,847
Pool #581417 7.000% 7/15/32	1,823	2,070
Pool #423836 8.000% 8/15/26	615	685
Pool #444619 8.000% 3/15/27	6,242	6,916
Government National Mortgage Association II TBA Pool #304 3.500% 1/01/48 (h)	8,275,000	8,453,430
Pool #1235 4.000% 5/01/48 (h)	1,050,000	1,084,125

		40,380,194

	Principal Amount	Value
Whole Loans — 0.2%
Federal National Mortgage Association
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 FRN 4.786% 8/25/31 (d) (f)	$381,000	$383,419

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $40,758,846)		41,063,446

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds & Notes — 2.0%
U.S. Treasury Bond 2.500% 5/15/46	450,000	422,965
3.500% 2/15/39 (i)	435,000	492,828
U.S. Treasury Note 1.625% 10/31/23	2,350,000	2,286,844
1.875% 11/30/21	800,000	792,106

		3,994,743

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,950,796)		3,994,743

TOTAL BONDS & NOTES (Cost $189,264,300)		190,318,051

TOTAL PURCHASED OPTIONS (#) — 1.3% (Cost $2,511,939)		2,521,728

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	3,870

TOTAL WARRANTS (Cost $0)		3,870

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
State Street Navigator Securities Lending Prime Portfolio (j)	2,427,133	2,427,133

TOTAL MUTUAL FUNDS (Cost $2,427,133)		2,427,133

TOTAL LONG-TERM INVESTMENTS (Cost $194,545,600)		195,585,105

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 18.4%
Commercial Paper — 18.4%
AutoZone, Inc. 2.742% 4/15/19 (d)	$2,000,000	$1,997,463
Avangrid, Inc. 2.769% 4/10/19 (d)	1,600,000	1,598,580
BAT International Finance PLC 2.739% 4/04/19 (d)	1,500,000	1,499,338
2.744% 4/08/19 (d)	800,000	799,410
Bell Canada 2.917% 7/12/19 (d)	1,900,000	1,884,373
Commonwealth Edison 2.690% 4/12/19 (d)	2,000,000	1,997,933
CRH America Finance, Inc. 2.957% 4/01/19 (d)	1,000,000	999,780
CVS Corp. 2.658% 4/01/19 (d)	2,000,000	1,999,570
Dominion Resources 2.745% 4/09/19	2,000,000	1,998,375
Duke Energy Corp. 2.853% 4/03/19 (d)	1,100,000	1,099,596
Enbridge, Inc. 2.924% 4/29/19	2,000,000	1,995,279
Fortive Corp. 2.732% 4/17/19 (d)	2,000,000	1,997,148
Harley-Davidson Funding Corp. 2.728% 5/17/19 (d)	1,630,000	1,623,852
Hyundai Capital America 2.890% 6/21/19 (d)	2,000,000	1,986,709
Interpublic Group Cos. 2.887% 4/01/19 (d)	800,000	799,825
Marsh & Mclennan Co. 2.720% 4/09/19 (d)	2,000,000	1,998,374
Mohawk Industries, Inc. 2.688% 4/02/19 (d)	2,000,000	1,999,413
Mondelez International Inc. 2.905% 4/02/19 (d)	1,400,000	1,399,589
Nasdaq, Inc. 2.791% 4/02/19 (d)	2,000,000	1,999,419
NextEra Energy Capital Holdings, Inc. 2.864% 4/23/19 (d)	700,000	698,674
Reckitt Benckiser Group PLC 2.802% 4/23/19 (d)	2,000,000	1,996,593
Ryder System, Inc. 2.722% 4/16/19	1,100,000	1,098,518
Transcanada Pipelines Ltd. 2.940% 5/09/19 (d)	1,400,000	1,395,607

		36,863,418

TOTAL SHORT-TERM INVESTMENTS (Cost $36,865,271)		36,863,418

Value

TOTAL INVESTMENTS — 115.9% (Cost $231,410,871) (k)	$232,448,523

Other Assets/(Liabilities) — (15.9)%	(31,931,007)

NET ASSETS — 100.0%	$200,517,516

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $563,507 or 0.28% of net assets.
(c)	Non-income producing security.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $100,225,720 or 49.98% of net assets.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $2,377,150 or 1.19% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(g)	Security is perpetual and has no stated maturity date.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(j)	Represents investment of security lending collateral. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

(#) Purchased Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Bank of America N.A.*	400,000	EUR	400,000	6/19/19	EUR Put USD Call, Strike 1.14	$4,996	$4,934	$(62)

Citibank N.A.*	376,000	GBP	376,000	4/16/19	GBP Put USD Call, Strike 1.29	2,758	2,716	(42)

						$7,754	$7,650	$(104)

*	Contracts are subject to a Master Netting Agreement.

(#) Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC*	8,070,000	USD8,070,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$403,438	$386,734	$(16,704)

Credit Suisse International*	8,910,000	USD8,910,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	427,679	476,645	48,966

						831,117	863,379	32,262

Put
Barclays Bank PLC*	16,440,000	USD16,440,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$821,885	$833,047	$11,162

Credit Suisse International*	17,770,000	USD17,770,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	851,183	817,652	(33,531)

						1,673,068	1,650,699	(22,369)

						$2,504,185	$2,514,078	$9,893

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
ARS	4,085,058	Bank of America N.A.*	10/29/19	$78,375	$(5,764)
EUR	204,738	Bank of America N.A.*	4/16/19	234,000	(4,062)
SEK	895,453	Bank of America N.A.*	4/16/19	101,637	(5,223)
ZAR	3,484,796	Bank of America N.A.*	4/16/19	240,326	783

				654,338	(14,266)

MYR	829,606	Barclays Bank PLC*	4/23/19	201,998	1,118

ARS	8,662,882	BNP Paribas SA*	10/29/19	163,000	(9,020)
BRL	1,929,197	BNP Paribas SA*	4/09/19	500,116	(7,654)

				663,116	(16,674)

EUR	330,603	Citibank N.A.*	4/16/19	383,709	(12,415)

MXN	2,045,976	Goldman Sachs International*	4/09/19	102,571	2,718
RUB	6,769,970	Goldman Sachs International*	4/16/19	99,890	3,055

				202,461	5,773

ARS	2,025,858	JP Morgan Chase Bank N.A.*	10/29/19	38,441	(2,432)
AUD	352,906	JP Morgan Chase Bank N.A.*	4/23/19	253,915	(3,229)
CLP	64,896,500	JP Morgan Chase Bank N.A.*	4/09/19	93,122	2,245

				385,478	(3,416)

				$2,491,100	$(39,880)

Contracts to Deliver
COP	156,787,500	Bank of America N.A.*	4/09/19	$50,000	$840
GBP	76,254	Bank of America N.A.*	4/16/19	99,000	(387)
MXN	1,816,062	Bank of America N.A.*	4/09/19	93,000	(457)
ZAR	1,658,152	Bank of America N.A.*	4/16/19	119,000	4,274

				361,000	4,270

INR	10,342,280	Barclays Bank PLC*	4/23/19	145,333	(3,492)
MYR	829,606	Barclays Bank PLC*	4/23/19	203,212	96

				348,545	(3,396)

CNH	1,749,447	BNP Paribas SA*	4/23/19	258,428	(1,784)

CLP	64,896,500	Citibank N.A.*	4/09/19	93,159	(2,208)
CNH	762,371	Citibank N.A.*	4/23/19	113,000	(395)
CRC	36,357,630	Citibank N.A.*	6/14/19	59,118	(1,772)
IDR	1,473,000,000	Citibank N.A.*	4/23/19	102,806	(360)
NZD	146,239	Citibank N.A.*	4/23/19	100,000	373
PHP	13,316,520	Citibank N.A.*	4/23/19	252,152	(856)
THB	7,942,250	Citibank N.A.*	4/23/19	250,000	(401)

				970,235	(5,619)

CLP	67,114,500	Goldman Sachs International*	4/09/19	101,000	2,374
ILS	362,300	Goldman Sachs International*	4/16/19	100,000	170

				201,000	2,544

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
BRL	983,187	JP Morgan Chase Bank N.A.*	4/09/19		$261,000	$10,024
GBP	78,233	JP Morgan Chase Bank N.A.*	4/16/19		100,290	(1,677)
IDR	1,414,434,000	JP Morgan Chase Bank N.A.*	4/23/19		98,000	(1,064)
KRW	111,970,000	JP Morgan Chase Bank N.A.*	4/23/19		100,260	1,556
SGD	138,453	JP Morgan Chase Bank N.A.*	4/23/19		102,466	264
ZAR	1,826,644	JP Morgan Chase Bank N.A.*	4/16/19		130,251	3,868

					792,267	12,971

					$2,931,475	$8,986

Cross Currency Forwards
CZK	2,290,460	Bank of America N.A.*	4/16/19	EUR	89,000	$(378)
EUR	88,000	Bank of America N.A.*	4/16/19	HUF	28,212,800	206

						(172)

PLN	521,418	Barclays Bank PLC*	4/16/19	EUR	120,000	1,098

PLN	1,408,796	BNP Paribas SA*	4/16/19	EUR	326,155	796

						$1,722

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/19	18	$2,361,527	$28,536
U.S. Treasury Ultra Bond	6/19/19	92	14,974,779	481,221
U.S. Treasury Note 2 Year	6/28/19	118	25,050,059	95,004
U.S. Treasury Note 5 Year	6/28/19	45	5,162,155	50,111

				$654,872

Short
90 Day Eurodollar	6/17/19	2	$(486,918)	$(357)
U.S. Treasury Long Bond	6/19/19	34	(4,955,016)	(133,297)
90 Day Eurodollar	9/16/19	3	(730,303)	(1,247)
90 Day Eurodollar	12/16/19	3	(730,078)	(1,697)
90 Day Eurodollar	3/16/20	2	(487,093)	(1,332)
90 Day Eurodollar	6/15/20	2	(487,381)	(1,494)
90 Day Eurodollar	9/14/20	2	(487,593)	(1,607)
90 Day Eurodollar	12/14/20	2	(487,568)	(1,707)
90 Day Eurodollar	3/15/21	2	(487,743)	(1,657)
90 Day Eurodollar	9/13/21	3	(731,728)	(2,297)
90 Day Eurodollar	3/14/22	3	(731,503)	(2,185)
90 Day Eurodollar	9/19/22	3	(731,203)	(2,110)
90 Day Eurodollar	3/13/23	2	(487,168)	(1,432)
90 Day Eurodollar	12/18/23	3	(730,078)	(2,110)
90 Day Eurodollar	12/16/24	6	(1,458,355)	(4,070)

				$(158,599)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps

Goldman Sachs International*	USD	450,000	5/11/63	Monthly	3.000%	CMBX.NA.6. (Rating: BBB-)†	$(57,415)	$277	$(57,138)

Goldman Sachs International*	USD	380,000	5/11/63	Monthly	3.000%	CMBX.NA.6. (Rating: BBB-)†	(15,342)	(32,908)	(48,250)

Goldman Sachs International*	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.6. (Rating: BBB-)†	(6,559)	(11,217)	(17,776)

							$(79,316)	$(43,848)	$(123,164)

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	80.9%
Cayman Islands	5.7%
Canada	2.7%
Mexico	1.6%
United Kingdom	1.4%
Netherlands	1.2%
Bermuda	0.9%
Ireland	0.7%
Spain	0.4%
Switzerland	0.3%
Luxembourg	0.3%
Colombia	0.3%
Germany	0.3%
Finland	0.2%
Norway	0.2%
Panama	0.1%
Israel	0.1%
Chile	0.1%
France	0.1%
Australia	0.0%

Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%

COMMON STOCK — 0.7%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b)	5,428,000	$-
The Newark Group, Inc. (a) (b) (c)	329,969	9,899

		9,899

Energy — 0.7%
Oil & Gas — 0.7%
Fieldwood Energy LLC (c)	44,668	1,459,169
Fieldwood Energy LLC (c)	10,960	358,031
Jupiter Resources, Inc. (c)	610,239	1,906,997

		3,724,197

TOTAL COMMON STOCK (Cost $9,391,603)		3,734,096

PREFERRED STOCK — 0.1%
Consumer, Non-cyclical — 0.1%
Agriculture — 0.1%
Pinnacle Agriculture Holdings LLC (c)	2,011,244	462,586

TOTAL PREFERRED STOCK (Cost $1,282,342)		462,586

TOTAL EQUITIES (Cost $10,673,945)		4,196,682

	Principal Amount
BONDS & NOTES — 96.4%

BANK LOANS — 6.7%
Aerospace & Defense — 1.2%
TransDigm, Inc., 2018 Term Loan F, 0.00% 6/09/23 (g)	$4,062,741	3,964,219
Veritas Bermuda Ltd., USD Repriced Term Loan B, 0.00% 1/27/23 (g)	2,493,639	2,302,327

		6,266,546

Electronics — 0.1%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.749% VRN 7/02/25	418,950	410,869

Health Care – Services — 0.9%
Avantor, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.249% VRN 11/21/24	2,316,878	2,318,801

	Principal Amount	Value
Banff Merger Sub, Inc., 2018 USD Term Loan B, 3 mo. LIBOR + 4.250% 6.851% VRN 10/02/25	$2,271,292	$2,221,709

		4,540,510

Oil & Gas — 0.9%
Fieldwood Energy LLC Exit 1st Lien Term Loan, 1 mo. LIBOR + 5.250% 7.749% VRN 4/11/22	2,255,879	2,165,644
Exit 2nd Lien Term Loan, 1 mo. LIBOR + 7.250% 9.749% VRN 4/11/23	3,084,695	2,602,711

		4,768,355

Packaging & Containers — 1.6%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 6.033% VRN 4/03/24	2,693,147	2,623,799
Consolidated Energy Finance, S.A., Term Loan B, 1 mo. LIBOR + 2.500% 4.989% VRN 5/07/25	3,182,678	3,071,284
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 5.249% VRN 2/05/23	2,371,517	2,341,873

		8,036,956

Retail — 0.8%
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.997% VRN 1/30/23	4,185,695	4,094,991

Telecommunications — 1.2%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.249% VRN 1/31/25	5,954,774	5,831,986

TOTAL BANK LOANS (Cost $33,490,483)		33,950,213

CORPORATE DEBT — 89.7%
Aerospace & Defense — 2.4%
Moog, Inc. 5.250% 12/01/22 (d)	874,000	887,110
TransDigm UK Holdings PLC 6.875% 5/15/26 (d)	1,298,000	1,291,510
TransDigm, Inc. 6.375% 6/15/26	3,774,000	3,735,694

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Triumph Group, Inc. 4.875% 4/01/21	$1,886,000	$1,838,850
5.250% 6/01/22	1,088,000	1,044,480
7.750% 8/15/25 (e)	3,721,000	3,553,555

		12,351,199

Agriculture — 0.3%
Pinnacle Operating Corp. 9.000% 5/15/23 (d)	2,930,270	1,523,740

Airlines — 2.7%
American Airlines Group, Inc. 5.500% 10/01/19 (d)	6,233,000	6,310,289
4.625% 3/01/20 (d)	4,556,000	4,581,741
VistaJet Malta Finance PLC / VistaJet Co. Finance LLC 7.750% 6/01/20 (d)	3,035,000	3,012,238

		13,904,268

Auto Manufacturers — 0.4%
Allison Transmission, Inc. 4.750% 10/01/27 (d)	1,652,000	1,575,595
5.875% 6/01/29 (d)	692,000	699,785

		2,275,380

Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP /Panther Finance Co., Inc. 6.250% 5/15/26 (d) (f)	672,000	685,440

Building Materials — 1.8%
James Hardie International Finance DAC 4.750% 1/15/25 (d)	1,027,000	1,011,595
5.000% 1/15/28 (d)	1,668,000	1,613,790
PGT Escrow Issuer, Inc. 6.750% 8/01/26 (d)	1,279,000	1,326,962
Standard Industries, Inc. 4.750% 1/15/28 (d)	5,235,000	4,999,425

		8,951,772

Chemicals — 2.5%
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	3,146,000	3,169,595
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (d)	3,800,000	3,966,250
Starfruit Finco BV/Starfruit US Holdco LLC 8.000% 10/01/26 (d) (e)	5,541,000	5,582,557

		12,718,402

Coal — 3.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (d)	1,753,000	1,825,311

	Principal Amount	Value
Peabody Energy Corp. 6.000% 3/31/22 (d)	$8,054,000	$8,114,405
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	3,145,000	3,184,313
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	2,960,000	3,091,350

		16,215,379

Commercial Services — 2.5%
Nielsen Finance LLC/Nielsen Finance Co. 5.000% 4/15/22 (d)	3,874,000	3,825,575
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (d)	5,508,000	5,783,400
TMS International Corp. 7.250% 8/15/25 (d)	1,046,000	1,013,072
United Rentals North America, Inc. 4.625% 10/15/25	818,000	807,775
4.875% 1/15/28	1,202,000	1,169,185

		12,599,007

Computers — 0.8%
Dell International LLC/EMC Corp. 7.125% 6/15/24 (d)	1,319,000	1,398,604
GCI LLC 6.875% 4/15/25	2,767,000	2,888,056

		4,286,660

Diversified Financial Services — 3.4%
Alliance Data Systems Corp. 5.875% 11/01/21 (d)	6,456,000	6,601,260
LPL Holdings, Inc. 5.750% 9/15/25 (d)	4,012,000	4,063,354
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (d)	6,576,000	6,782,026

		17,446,640

Electric — 0.8%
NRG Energy, Inc. 7.250% 5/15/26	3,737,000	4,111,410

Entertainment — 0.5%
Boyne USA, Inc. 7.250% 5/01/25 (d)	632,000	676,240
Eldorado Resorts, Inc. 6.000% 9/15/26	1,162,000	1,179,430
WMG Acquisition Corp. 5.000% 8/01/23 (d)	614,000	624,745

		2,480,415

Foods — 3.6%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (d)	1,430,000	1,471,113

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (d)	$2,060,000	$2,116,650
6.750% 2/15/28 (d)	2,816,000	2,914,560
KeHE Distributors LLC/KeHE Finance Corp. 7.625% 8/15/21 (d)	3,250,000	3,217,500
Pilgrim’s Pride Corp. 5.750% 3/15/25 (d)	815,000	823,150
5.875% 9/30/27 (d)	1,756,000	1,769,170
Post Holdings, Inc. 5.500% 3/01/25 (d)	1,003,000	1,014,284
5.625% 1/15/28 (d)	1,513,000	1,501,652
5.750% 3/01/27 (d)	1,241,000	1,245,654
Simmons Foods, Inc. 7.750% 1/15/24 (d)	1,051,000	1,119,315
Smithfield Foods, Inc. 5.200% 4/01/29 (d) (f)	1,063,000	1,068,400

		18,261,448

Gas — 0.6%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	3,188,000	3,012,660

Hand & Machine Tools — 1.3%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d)	5,236,000	5,026,560
Colfax Corp. 6.000% 2/15/24 (d)	677,000	704,926
6.375% 2/15/26 (d)	723,000	769,540

		6,501,026

Health Care – Products — 4.3%
Avanos Medical, Inc. 6.250% 10/15/22	3,824,000	3,905,260
Avantor, Inc. 9.000% 10/01/25 (d)	2,509,000	2,719,129
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.500% 4/15/25 (d) (e)	1,301,000	1,014,780
5.625% 10/15/23 (d) (e)	662,000	549,460
5.750% 8/01/22 (d) (e)	1,991,000	1,851,630
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	12,295,000	11,667,955

		21,708,214

Health Care – Services — 2.9%
Envision Healthcare Corp. 8.750% 10/15/26 (d) (e)	6,014,000	5,359,977
HCA, Inc. 5.875% 2/15/26	2,067,000	2,232,360

	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (d)	$4,006,000	$4,261,382
Tenet Healthcare Corp. 6.250% 2/01/27 (d)	1,634,000	1,696,174
8.125% 4/01/22	968,000	1,041,423

		14,591,316

Home Builders — 2.6%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	827,000	793,920
6.500% 12/15/20 (d)	2,057,000	2,057,000
M/I Homes, Inc. 5.625% 8/01/25	1,629,000	1,559,767
6.750% 1/15/21	1,262,000	1,279,353
Mattamy Group Corp. 6.500% 10/01/25 (d)	3,597,000	3,530,635
6.875% 12/15/23 (d)	676,000	689,520
William Lyon Homes, Inc. 5.875% 1/31/25	3,689,000	3,486,105

		13,396,300

Housewares — 0.3%
Newell Brands, Inc. 4.200% 4/01/26	1,491,000	1,423,046

Insurance — 2.8%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (d)	3,999,000	3,599,100
8.125% 2/15/24 (d)	1,157,000	1,198,837
USIS Merger Sub, Inc. 6.875% 5/01/25 (d)	7,456,000	7,241,640
York Risk Services Holding Corp. 8.500% 10/01/22 (d)	2,879,000	2,346,385

		14,385,962

Internet — 0.6%
Netflix, Inc. 5.875% 11/15/28 (d)	1,961,000	2,071,307
6.375% 5/15/29 (d)	673,000	727,681

		2,798,988

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 5.950% 1/15/21	2,166,000	2,220,150

Leisure Time — 1.9%
Brunswick Corp. 7.375% 9/01/23	650,000	705,155
7.125% 8/01/27	4,494,000	4,986,761
Carlson Travel, Inc. 6.750% 12/15/23 (d)	1,198,000	1,198,000
9.500% 12/15/24 (d)	3,108,000	2,991,450

		9,881,366

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 1.5%
Marriott Ownership Resorts, Inc. 5.625% 4/15/23 (d)	$2,917,000	$2,902,415
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	1,526,000	1,442,070
5.500% 3/01/25 (d)	3,361,000	3,318,988

		7,663,473

Machinery – Diversified — 0.9%
Wabtec Corp. 3.450% 11/15/26	5,032,000	4,675,277

Media — 7.4%
Altice Financing SA 6.625% 2/15/23 (d)	2,100,000	2,147,250
7.500% 5/15/26 (d) (e)	3,289,000	3,246,243
Block Communications, Inc. 6.875% 2/15/25 (d)	1,933,000	2,003,071
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (d)	3,372,000	3,325,298
5.750% 1/15/24	811,000	832,289
5.875% 4/01/24 (d)	2,490,000	2,602,324
5.875% 5/01/27 (d)	6,402,000	6,643,996
Clear Channel Worldwide Holdings, Inc. 9.250% 2/15/24 (d)	1,017,000	1,078,020
CSC Holdings LLC 7.500% 4/01/28 (d)	2,001,000	2,144,172
DISH DBS Corp. 7.750% 7/01/26 (e)	3,033,000	2,638,710
Midcontinent Communications/Midcontinent Finance Corp. 6.875% 8/15/23 (d)	1,624,000	1,689,427
Nexstar Broadcasting, Inc. 5.875% 11/15/22	2,767,000	2,839,634
Sirius XM Radio, Inc. 5.375% 4/15/25 (d)	1,799,000	1,846,224
5.375% 7/15/26 (d)	2,668,000	2,725,495
Virgin Media Secured Finance PLC 5.500% 8/15/26 (d)	647,000	658,322
Ziggo BV 5.500% 1/15/27 (d)	1,611,000	1,590,862

		38,011,337

Mining — 4.2%
Compass Minerals International, Inc. 4.875% 7/15/24 (d)	1,040,000	972,400
First Quantum Minerals Ltd. 6.500% 3/01/24 (d)	2,110,000	1,975,487
6.875% 3/01/26 (d)	1,191,000	1,104,653
7.500% 4/01/25 (d)	6,341,000	6,071,507
Hecla Mining Co. 6.875% 5/01/21	3,241,000	3,241,000

	Principal Amount	Value
Kinross Gold Corp. 4.500% 7/15/27	$2,042,000	$1,939,900
5.950% 3/15/24	1,733,000	1,854,310
6.875% 9/01/41	1,177,000	1,200,540
New Gold, Inc. 6.250% 11/15/22 (d)	2,665,000	2,345,200
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d)	919,000	808,720

		21,513,717

Miscellaneous – Manufacturing — 0.4%
Amsted Industries, Inc. 5.375% 9/15/24 (d)	2,263,000	2,229,055

Oil & Gas — 6.8%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22 (e)	3,021,000	2,794,425
7.750% 4/15/23	660,000	584,100
Chesapeake Energy Corp. 7.000% 10/01/24 (e)	712,000	710,220
Citgo Holding, Inc. 10.750% 2/15/20 (d)	9,414,000	9,651,233
Ensco PLC 7.750% 2/01/26	834,000	703,688
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d)	3,495,000	1,852,350
Laredo Petroleum, Inc. 5.625% 1/15/22 (e)	2,665,000	2,435,144
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	2,247,000	2,311,039
7.250% 6/15/25	2,184,000	2,241,876
SM Energy Co. 6.625% 1/15/27 (e)	667,000	633,650
6.750% 9/15/26 (e)	2,137,000	2,048,849
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	859,005	871,890
Transocean Pontus Ltd. 6.125% 8/01/25 (d)	945,000	956,812
Transocean, Inc. 6.800% 3/15/38	1,715,000	1,329,125
9.350% STEP 12/15/41	520,000	486,850
Tullow Oil PLC 6.250% 4/15/22 (d)	5,203,000	5,223,812

		34,835,063

Oil & Gas Services — 0.6%
Welltec A/S 9.500% 12/01/22 (d)	3,300,000	3,192,750

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.250% 5/15/24 (d)	646,000	680,529

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BWAY Holding Co. 7.250% 4/15/25 (d)	$935,000	$901,686

		1,582,215

Pharmaceuticals — 4.4%
Bausch Health Americas, Inc. 8.500% 1/31/27 (d)	947,000	1,003,820
Bausch Health Cos., Inc. 5.500% 3/01/23 (d)	1,293,000	1,299,465
5.750% 8/15/27 (d) (e)	579,000	593,649
5.875% 5/15/23 (d)	623,000	630,787
6.125% 4/15/25 (d)	3,789,000	3,751,110
6.500% 3/15/22 (d)	549,000	568,215
7.000% 3/15/24 (d)	942,000	996,636
9.000% 12/15/25 (d)	870,000	945,081
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% STEP 2/01/25 (d)	3,588,000	2,595,129
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6.000% 7/15/23 (d)	1,021,000	786,170
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	2,647,000	2,684,058
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24	1,006,000	1,009,354
6.750% 3/01/28	573,000	577,649
Valeant Pharmaceuticals International 9.250% 4/01/26 (d)	4,611,000	5,045,817

		22,486,940

Pipelines — 1.0%
Cheniere Energy Partners LP 5.625% 10/01/26 (d)	2,397,000	2,456,925
Energy Transfer Operating LP 4.250% 3/15/23	-	-
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	635,000	639,763
6.500% 10/01/25	2,243,000	2,181,317

		5,278,005

Private Equity — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	4,385,000	4,489,144

Real Estate — 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375% 4/01/27 (d)	742,000	759,623

Real Estate Investment Trusts (REITS) — 0.6%
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	1,778,000	1,809,115

	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	$1,315,000	$1,323,219

		3,132,334

Retail — 2.8%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22 (e)	2,767,000	2,414,207
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	2,630,420
Golden Nugget, Inc. 8.750% 10/01/25 (d)	3,594,000	3,773,700
KGA Escrow LLC 7.500% 8/15/23 (d)	1,481,000	1,503,215
Penske Automotive Group, Inc. 5.500% 5/15/26 (e)	3,689,000	3,633,665
Sonic Automotive, Inc. 5.000% 5/15/23 (e)	293,000	281,280

		14,236,487

Software — 4.1%
RP Crown Parent LLC 7.375% 10/15/24 (d)	1,073,000	1,099,825
SS&C Technologies, Inc. 5.500% 9/30/27 (d)	3,873,000	3,911,730
TIBCO Software, Inc. 11.375% 12/01/21 (d)	10,653,000	11,340,118
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d) (e)	5,035,000	4,493,738

		20,845,411

Telecommunications — 7.6%
CenturyLink, Inc. 6.750% 12/01/23 (e)	2,447,000	2,554,056
CommScope Finance LLC 6.000% 3/01/26 (d)	617,000	638,206
8.250% 3/01/27 (d)	1,466,000	1,520,975
Hughes Satellite Systems Corp. 5.250% 8/01/26	1,809,000	1,795,433
6.625% 8/01/26	2,144,000	2,101,120
Inmarsat Finance PLC 6.500% 10/01/24 (d)	207,000	217,350
Intelsat Connect Finance SA 9.500% 2/15/23 (d)	1,497,000	1,325,294
Intelsat Jackson Holdings SA 8.500% 10/15/24 (d)	3,689,000	3,587,552
9.750% 7/15/25 (d)	2,276,000	2,310,823
Sprint Capital Corp. 8.750% 3/15/32	1,845,000	1,946,659
Sprint Corp. 7.250% 9/15/21	885,000	929,250
7.625% 3/01/26	6,002,000	6,083,027
7.875% 9/15/23	4,646,000	4,866,685

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc. 4.500% 2/01/26	$488,000	$487,733
4.750% 2/01/28	1,328,000	1,316,380
5.375% 4/15/27	1,038,000	1,073,033
6.000% 4/15/24	877,000	910,984
6.500% 1/15/26	1,216,000	1,298,080
Telecom Italia SpA 5.303% 5/30/24 (d)	2,027,000	2,037,135
ViaSat, Inc. 5.625% 9/15/25 (d)	1,272,000	1,217,940
5.625% 4/15/27 (d)	796,000	810,018

		39,027,733

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (d) (e)	428,000	421,045

Transportation — 2.2%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d) (e)	6,737,000	6,518,047
XPO Logistics, Inc. 6.750% 8/15/24 (d)	4,482,000	4,571,640

		11,089,687

Trucking & Leasing — 1.0%
Avolon Holdings Funding Ltd. 5.125% 10/01/23 (d)	1,531,000	1,557,792
5.250% 5/15/24 (d)	845,000	870,350
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (d)	1,634,000	1,674,687
5.500% 2/15/24 (d)	1,000,000	1,038,150

		5,140,979

TOTAL CORPORATE DEBT (Cost $462,917,031)		458,340,463

TOTAL BONDS & NOTES (Cost $496,407,514)		492,290,676

	Number of Shares
WARRANTS — 0.0%

BASIC MATERIALS — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. (a) (b) (c)	5,301	-
Appvion Holding Corp. (a) (b) (c)	5,301	56,447

		56,447

TOTAL WARRANTS (Cost $0)		56,447

	Number of Shares	Value

MUTUAL FUNDS — 8.8%

Diversified Financial Services — 8.8%
State Street Navigator Securities Lending Prime Portfolio (h)	44,970,160	$44,970,160

TOTAL MUTUAL FUNDS (Cost $44,970,160)		44,970,160

TOTAL LONG-TERM INVESTMENTS (Cost $552,051,619)		541,513,965

TOTAL INVESTMENTS — 106.0% (Cost $552,051,619) (j)		541,513,965

Other Assets/(Liabilities) — (6.0)%		(30,595,264)

NET ASSETS — 100.0%		$510,918,701

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $66,346 or 0.01% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $333,320,449 or 65.24% of net assets.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $44,070,129 or 8.63% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	All or a portion of the security represents unsettled loan commitments at March 31, 2019 where the rate will be determined at time of settlement.
(h)	Represents investment of security lending collateral. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	86.8%
Canada	7.6%
Luxembourg	3.8%
Netherlands	2.3%
Cayman Islands	1.7%
United Kingdom	1.6%
Ireland	0.6%
Denmark	0.6%
Malta	0.6%
Italy	0.4%

Total Long-Term Investments	106.0%
Other Assets and Liabilities	(6.0)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 52.2%

COMMON STOCK — 52.1%
Basic Materials — 1.0%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	10	$1,910
Celanese Corp.	720	70,999
CF Industries Holdings, Inc.	5,025	205,422
DowDuPont, Inc.	60	3,199
Eastman Chemical Co.	894	67,837
International Flavors & Fragrances, Inc.	3	386
Linde PLC	974	171,356
LyondellBasell Industries NV Class A	1,180	99,214
The Mosaic Co.	1,000	27,310
PPG Industries, Inc.	8	903
The Sherwin-Williams Co.	7	3,015

		651,551

Forest Products & Paper — 0.2%
International Paper Co.	5,107	236,301

Iron & Steel — 0.1%
Nucor Corp.	1,761	102,754

Mining — 0.1%
Freeport-McMoRan, Inc.	2,748	35,422
Newmont Mining Corp.	3,984	142,507

		177,929

		1,168,535

Communications — 7.8%
Advertising — 0.3%
The Interpublic Group of Cos., Inc.	9,333	196,086
Omnicom Group, Inc.	1,698	123,937

		320,023

Internet — 4.2%
Alphabet, Inc. Class A (a)	564	663,766
Alphabet, Inc. Class C (a)	766	898,755
Amazon.com, Inc. (a)	1,026	1,827,050
Booking Holdings, Inc. (a)	134	233,818
eBay, Inc.	3,165	117,548
Expedia Group, Inc.	103	12,257
F5 Networks, Inc. (a)	200	31,386
Facebook, Inc. Class A (a)	4,790	798,445
Netflix, Inc. (a)	792	282,396
Symantec Corp.	79	1,816
TripAdvisor, Inc. (a)	43	2,212
VeriSign, Inc. (a)	439	79,705

		4,949,154

Media — 1.7%
CBS Corp. Class B	2,870	136,411

	Number of Shares	Value
Charter Communications, Inc. Class A (a)	96	$33,304
Comcast Corp. Class A	13,962	558,201
Discovery, Inc. Class A (a)	6,600	178,332
Discovery, Inc. Class C (a)	7,795	198,149
DISH Network Corp. Class A (a)	7,700	244,013
Fox Corp. Class A (a)	273	10,022
Fox Corp. Class B (a)	433	15,536
News Corp. Class A	1,130	14,057
Viacom, Inc. Class B	6,990	196,209
The Walt Disney Co.	3,207	356,074

		1,940,308

Telecommunications — 1.6%
AT&T, Inc.	13,335	418,186
CenturyLink, Inc.	20,154	241,646
Cisco Systems, Inc.	11,124	600,585
Corning, Inc.	2,974	98,439
Juniper Networks, Inc.	1,048	27,741
Motorola Solutions, Inc.	1,854	260,339
Verizon Communications, Inc.	3,432	202,934

		1,849,870

		9,059,355

Consumer, Cyclical — 5.7%
Airlines — 0.6%
Alaska Air Group, Inc.	100	5,612
American Airlines Group, Inc.	4,300	136,568
Delta Air Lines, Inc.	2,000	103,300
Southwest Airlines Co.	4,566	237,021
United Continental Holdings, Inc. (a)	2,400	191,472

		673,973

Apparel — 0.3%
Capri Holdings Ltd. (a)	400	18,300
Hanesbrands, Inc.	5,800	103,704
NIKE, Inc. Class B	384	32,337
PVH Corp.	240	29,268
Ralph Lauren Corp.	400	51,872
Under Armour, Inc. Class C (a)	3,900	73,593
VF Corp.	400	34,764

		343,838

Auto Manufacturers — 0.5%
Ford Motor Co.	18,462	162,096
General Motors Co.	4,600	170,660
PACCAR, Inc.	3,934	268,063

		600,819

Auto Parts & Equipment — 0.1%
Aptiv PLC	200	15,898
BorgWarner, Inc.	3,300	126,753

		142,651

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.0%
Fastenal Co.	70	$4,502
W.W. Grainger, Inc.	164	49,352

		53,854

Home Builders — 0.1%
D.R. Horton, Inc.	759	31,407
PulteGroup, Inc.	3,074	85,949

		117,356

Home Furnishing — 0.1%
Leggett & Platt, Inc.	95	4,011
Whirlpool Corp.	974	129,435

		133,446

Housewares — 0.1%
Newell Brands, Inc.	4,383	67,235

Leisure Time — 0.3%
Harley-Davidson, Inc.	3,708	132,227
Norwegian Cruise Line Holdings Ltd. (a)	3,400	186,864
Royal Caribbean Cruises Ltd.	680	77,942

		397,033

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,800	149,598
Marriott International, Inc. Class A	141	17,638
MGM Resorts International	900	23,094
Wynn Resorts Ltd.	9	1,074

		191,404

Retail — 3.4%
Advance Auto Parts, Inc.	140	23,874
AutoZone, Inc. (a)	306	313,381
Best Buy Co., Inc.	3,308	235,066
Chipotle Mexican Grill, Inc. (a)	200	142,062
Costco Wholesale Corp.	1,098	265,870
Darden Restaurants, Inc.	373	45,308
Dollar Tree, Inc. (a)	71	7,458
Foot Locker, Inc.	4,200	254,520
The Gap, Inc.	1,705	44,637
Genuine Parts Co.	36	4,033
The Home Depot, Inc.	1,140	218,755
Kohl’s Corp.	3,761	258,644
L Brands, Inc.	600	16,548
Lowe’s Cos., Inc.	2,049	224,304
Macy’s, Inc.	8,140	195,604
McDonald’s Corp.	305	57,920
Nordstrom, Inc.	5,011	222,388
O’Reilly Automotive, Inc. (a)	314	121,926
Ross Stores, Inc.	1,392	129,595
Starbucks Corp.	3,890	289,183
Tapestry, Inc.	84	2,729
Target Corp.	2,567	206,027
Tiffany & Co.	111	11,716
The TJX Cos., Inc.	2,280	121,319

	Number of Shares	Value
Walgreens Boots Alliance, Inc.	2,406	$152,228
Walmart, Inc.	3,423	333,845
Yum! Brands, Inc.	36	3,593

		3,902,533

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	47	3,996
Mattel, Inc. (a) (b)	61	793

		4,789

		6,628,931

Consumer, Non-cyclical — 11.2%
Agriculture — 0.3%
Altria Group, Inc.	2,141	122,958
Archer-Daniels-Midland Co.	26	1,121
Philip Morris International, Inc.	2,546	225,041

		349,120

Beverages — 1.0%
Brown-Forman Corp. Class B	2	105
The Coca-Cola Co.	7,824	366,633
Constellation Brands, Inc. Class A	82	14,377
Molson Coors Brewing Co. Class B	3,936	234,782
Monster Beverage Corp. (a)	750	40,935
PepsiCo, Inc.	3,652	447,553

		1,104,385

Biotechnology — 1.6%
Amgen, Inc.	3,325	631,683
Biogen, Inc. (a)	1,094	258,600
Celgene Corp. (a)	4,098	386,605
Gilead Sciences, Inc.	6,252	406,443
Regeneron Pharmaceuticals, Inc. (a)	290	119,080

		1,802,411

Commercial Services — 1.0%
Automatic Data Processing, Inc.	1,001	159,900
Cintas Corp.	9	1,819
Ecolab, Inc.	4	706
Equifax, Inc.	216	25,596
H&R Block, Inc.	2,342	56,067
Moody’s Corp.	325	58,854
PayPal Holdings, Inc. (a)	3,565	370,190
Quanta Services, Inc.	4,224	159,414
Robert Half International, Inc.	1,835	119,569
S&P Global, Inc.	149	31,372
Total System Services, Inc.	321	30,498
United Rentals, Inc. (a)	850	97,112

		1,111,097

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	906	62,097
The Estee Lauder Cos., Inc. Class A	726	120,190
The Procter & Gamble Co.	6,003	624,612

		806,899

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 0.8%
Campbell Soup Co.	1,265	$48,234
Conagra Brands, Inc.	1,184	32,844
General Mills, Inc.	1,894	98,015
The Hershey Co.	419	48,114
Hormel Foods Corp.	488	21,843
The J.M. Smucker Co.	724	84,346
Kellogg Co.	135	7,746
The Kraft Heinz Co.	173	5,648
The Kroger Co.	10,668	262,433
McCormick & Co., Inc.	73	10,996
Mondelez International, Inc. Class A	3,221	160,792
Sysco Corp.	2,066	137,926
Tyson Foods, Inc. Class A	720	49,990

		968,927

Health Care – Products — 0.5%
Abbott Laboratories	389	31,097
Baxter International, Inc.	922	74,968
Becton Dickinson and Co.	38	9,490
Boston Scientific Corp. (a)	121	4,644
The Cooper Cos., Inc.	190	56,272
Danaher Corp.	402	53,072
DENTSPLY SIRONA, Inc.	61	3,025
Hologic, Inc. (a)	200	9,680
Intuitive Surgical, Inc. (a)	42	23,964
Medtronic PLC	1,816	165,401
Stryker Corp.	609	120,290
Thermo Fisher Scientific, Inc.	148	40,510
Varian Medical Systems, Inc. (a)	4	567
Zimmer Biomet Holdings, Inc.	364	46,483

		639,463

Health Care – Services — 1.0%
Anthem, Inc.	648	185,963
Centene Corp. (a)	880	46,728
DaVita, Inc. (a)	2,946	159,938
HCA Healthcare, Inc.	400	52,152
Humana, Inc.	45	11,970
IQVIA Holdings, Inc. (a)	1,160	166,866
Laboratory Corp. of America Holdings (a)	1	153
Quest Diagnostics, Inc.	635	57,099
UnitedHealth Group, Inc.	2,071	512,076
Universal Health Services, Inc. Class B	10	1,338

		1,194,283

Household Products & Wares — 0.2%
Avery Dennison Corp.	382	43,166
The Clorox Co.	17	2,728
Kimberly-Clark Corp.	1,120	138,768

		184,662

Pharmaceuticals — 4.1%
AbbVie, Inc.	7,104	572,511

	Number of Shares	Value
Allergan PLC	719	$105,269
AmerisourceBergen Corp.	2,230	177,329
Bristol-Myers Squibb Co.	5,712	272,519
Cardinal Health, Inc.	4,955	238,583
Cigna Corp.	924	148,598
CVS Health Corp.	4,946	266,738
Eli Lilly & Co.	1,117	144,942
Johnson & Johnson	6,749	943,443
McKesson Corp.	2,011	235,408
Merck & Co., Inc.	7,829	651,138
Mylan NV (a)	8,059	228,392
Perrigo Co. PLC	1,800	86,688
Pfizer, Inc.	14,122	599,761
Zoetis, Inc.	610	61,409

		4,732,728

		12,893,975

Energy — 2.4%
Oil & Gas — 2.1%
Anadarko Petroleum Corp.	1,097	49,892
Apache Corp.	98	3,397
Cabot Oil & Gas Corp.	92	2,401
Chevron Corp.	4,660	574,019
Cimarex Energy Co.	1,500	104,850
ConocoPhillips	5,410	361,063
Devon Energy Corp.	917	28,941
EOG Resources, Inc.	2	190
EQT Corp.	29	602
Exxon Mobil Corp.	4,349	351,399
Helmerich & Payne, Inc.	40	2,222
Hess Corp.	447	26,923
HollyFrontier Corp.	3,600	177,372
Marathon Oil Corp.	15,685	262,096
Marathon Petroleum Corp.	1,675	100,249
Noble Energy, Inc.	66	1,632
Occidental Petroleum Corp.	730	48,326
Phillips 66	2,495	237,449
Pioneer Natural Resources Co.	3	457
Valero Energy Corp.	1,530	129,790

		2,463,270

Oil & Gas Services — 0.1%
Baker Hughes a GE Co.	74	2,051
Halliburton Co.	171	5,010
National Oilwell Varco, Inc.	1,009	26,880
Schlumberger Ltd.	687	29,933
TechnipFMC PLC	1,272	29,917

		93,791

Pipelines — 0.2%
Kinder Morgan, Inc.	10,760	215,307
The Williams Cos., Inc.	33	948

		216,255

		2,773,316

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 8.7%
Banks — 3.6%
Bank of America Corp.	40,442	$1,115,795
The Bank of New York Mellon Corp.	2,495	125,823
BB&T Corp.	512	23,823
Citigroup, Inc.	10,384	646,092
Citizens Financial Group, Inc.	6,700	217,750
Comerica, Inc.	2,924	214,388
Fifth Third Bancorp	1,621	40,882
The Goldman Sachs Group, Inc.	1,508	289,521
Huntington Bancshares, Inc.	1,110	14,075
JP Morgan Chase & Co.	2,965	300,147
KeyCorp	4,872	76,734
M&T Bank Corp.	821	128,913
Morgan Stanley	1,096	46,251
Northern Trust Corp.	511	46,200
The PNC Financial Services Group, Inc.	205	25,145
Regions Financial Corp.	3,743	52,963
State Street Corp.	185	12,175
SunTrust Banks, Inc.	1,200	71,100
SVB Financial Group (a)	100	22,236
US Bancorp	1,129	54,407
Wells Fargo & Co.	10,364	500,788
Zions Bancorporation	2,749	124,832

		4,150,040

Diversified Financial Services — 2.3%
Alliance Data Systems Corp.	1,330	232,723
American Express Co.	1,288	140,778
Ameriprise Financial, Inc.	1,955	250,436
Capital One Financial Corp.	1,275	104,155
The Charles Schwab Corp.	3,022	129,221
CME Group, Inc.	5	823
Discover Financial Services	2,395	170,428
E*TRADE Financial Corp.	4,193	194,681
Franklin Resources, Inc.	1,948	64,557
Intercontinental Exchange, Inc.	1,310	99,743
Invesco Ltd.	323	6,237
Jefferies Financial Group, Inc.	36	676
Mastercard, Inc. Class A	1,270	299,022
Nasdaq, Inc.	22	1,925
Raymond James Financial, Inc.	800	64,328
Synchrony Financial	8,700	277,530
T. Rowe Price Group, Inc.	686	68,682
Visa, Inc. Class A	2,940	459,199
The Western Union Co.	3,407	62,927

		2,628,071

Insurance — 1.7%
Aflac, Inc.	1,990	99,500
The Allstate Corp.	586	55,189
American International Group, Inc.	11	474
Aon PLC	126	21,508

	Number of Shares	Value
Assurant, Inc.	30	$2,847
Berkshire Hathaway, Inc. Class B (a)	2,253	452,605
Brighthouse Financial, Inc. (a)	29	1,052
Chubb Ltd.	754	105,620
Cincinnati Financial Corp.	724	62,192
Everest Re Group Ltd.	110	23,756
The Hartford Financial Services Group, Inc.	3,390	168,551
Lincoln National Corp.	3,158	185,375
Loews Corp.	634	30,388
Marsh & McLennan Cos., Inc.	230	21,597
MetLife, Inc.	4,729	201,313
Principal Financial Group, Inc.	1,235	61,985
The Progressive Corp.	1,634	117,795
Prudential Financial, Inc.	1,295	118,985
Torchmark Corp.	480	39,336
The Travelers Cos., Inc.	797	109,316
Unum Group	1,535	51,929

		1,931,313

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	1,098	54,296

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	18	3,547
Apartment Investment & Management Co. Class A	63	3,168
AvalonBay Communities, Inc.	54	10,840
Boston Properties, Inc.	7	937
Crown Castle International Corp.	1,130	144,640
Digital Realty Trust, Inc.	50	5,950
Duke Realty Corp.	1,400	42,812
Equinix, Inc.	20	9,063
Equity Residential	1	75
Essex Property Trust, Inc.	300	86,772
Extra Space Storage, Inc.	800	81,528
Federal Realty Investment Trust	10	1,379
HCP, Inc.	676	21,159
Host Hotels & Resorts, Inc.	730	13,797
Iron Mountain, Inc.	73	2,589
Kimco Realty Corp.	13,010	240,685
Mid-America Apartment Communities, Inc.	10	1,093
Prologis, Inc.	1,716	123,466
Public Storage	427	92,992
Simon Property Group, Inc.	524	95,478
SL Green Realty Corp.	410	36,867
Ventas, Inc.	236	15,059
Vornado Realty Trust	265	17,872
Welltower, Inc.	2,174	168,702
Weyerhaeuser Co.	93	2,450

		1,222,920

Savings & Loans — 0.1%
People’s United Financial, Inc.	3,659	60,154

		10,046,794

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 5.0%
Aerospace & Defense — 1.1%
Arconic, Inc.	15	$287
The Boeing Co.	1,996	761,314
General Dynamics Corp.	88	14,897
Harris Corp.	154	24,595
L3 Technologies, Inc.	44	9,080
Lockheed Martin Corp.	241	72,339
Northrop Grumman Corp.	53	14,289
Raytheon Co.	456	83,028
United Technologies Corp.	2,134	275,051

		1,254,880

Building Materials — 0.3%
Johnson Controls International PLC	2,826	104,393
Masco Corp.	5,794	227,762
Vulcan Materials Co.	8	947

		333,102

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	1,200	99,564
Emerson Electric Co.	943	64,567

		164,131

Electronics — 0.6%
Agilent Technologies, Inc.	773	62,134
Allegion PLC	300	27,213
Amphenol Corp. Class A	672	63,464
FLIR Systems, Inc.	435	20,697
Fortive Corp.	836	70,132
Garmin Ltd.	400	34,540
Honeywell International, Inc.	1,755	278,904
PerkinElmer, Inc.	24	2,313
Waters Corp. (a)	300	75,513

		634,910

Engineering & Construction — 0.1%
Fluor Corp.	4,047	148,930
Jacobs Engineering Group, Inc.	124	9,323

		158,253

Environmental Controls — 0.2%
Pentair PLC	5,100	227,001
Republic Services, Inc.	87	6,993
Waste Management, Inc.	345	35,849

		269,843

Hand & Machine Tools — 0.0%
Snap-on, Inc.	165	25,826
Stanley Black & Decker, Inc.	2	272

		26,098

Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	270	36,582

Machinery – Diversified — 0.7%
Cummins, Inc.	493	77,830

	Number of Shares	Value
Deere & Co.	1	$160
Dover Corp.	1,803	169,121
Flowserve Corp.	3,191	144,042
Rockwell Automation, Inc.	1,376	241,433
Roper Technologies, Inc.	434	148,415
Xylem, Inc.	701	55,407

		836,408

Miscellaneous – Manufacturing — 0.7%
3M Co.	665	138,174
Eaton Corp. PLC	1,982	159,670
General Electric Co.	86	859
Illinois Tool Works, Inc.	50	7,177
Ingersoll-Rand PLC	690	74,485
Parker-Hannifin Corp.	1,150	197,363
Textron, Inc.	4,585	232,276

		810,004

Packaging & Containers — 0.1%
Ball Corp.	40	2,314
Packaging Corp. of America	110	10,932
Sealed Air Corp.	47	2,165
WestRock Co.	2,705	103,737

		119,148

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,010	209,272

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	254	22,096
CSX Corp.	2,673	199,994
Expeditors International of Washington, Inc.	84	6,376
FedEx Corp.	6	1,088
Norfolk Southern Corp.	983	183,713
Union Pacific Corp.	1,810	302,632
United Parcel Service, Inc. Class B	2,245	250,856

		966,755

		5,819,386

Technology — 8.5%
Computers — 3.9%
Accenture PLC Class A	1,700	299,234
Apple, Inc.	13,056	2,479,988
Cognizant Technology Solutions Corp. Class A	418	30,284
DXC Technology Co.	4,145	266,565
Fortinet, Inc. (a)	3,000	251,910
Hewlett Packard Enterprise Co.	16,063	247,852
HP, Inc.	10,463	203,296
International Business Machines Corp.	2,900	409,190
NetApp, Inc.	2,809	194,776
Seagate Technology PLC	2,200	105,358
Western Digital Corp.	1,120	53,827

		4,542,280

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.2%
Xerox Corp.	7,043	$225,235

Semiconductors — 1.5%
Analog Devices, Inc.	217	22,843
Applied Materials, Inc.	367	14,555
Broadcom, Inc.	1,024	307,927
Intel Corp.	7,711	414,081
KLA-Tencor Corp.	308	36,778
Lam Research Corp.	563	100,783
Microchip Technology, Inc.	24	1,991
Micron Technology, Inc. (a)	4,433	183,216
NVIDIA Corp.	5	898
QUALCOMM, Inc.	5,088	290,169
Skyworks Solutions, Inc.	890	73,407
Texas Instruments, Inc.	2,655	281,616
Xilinx, Inc.	561	71,129

		1,799,393

Software — 2.9%
Activision Blizzard, Inc.	100	4,553
Adobe Systems, Inc. (a)	15	3,997
Akamai Technologies, Inc. (a)	2,910	208,676
Autodesk, Inc. (a)	47	7,324
Broadridge Financial Solutions, Inc.	100	10,369
Cadence Design Systems, Inc. (a)	600	38,106
Citrix Systems, Inc.	1,595	158,958
Electronic Arts, Inc. (a)	136	13,822
Fidelity National Information Services, Inc.	150	16,965
Fiserv, Inc. (a)	588	51,909
Intuit, Inc.	339	88,618
Microsoft Corp.	16,691	1,968,536
Oracle Corp.	11,788	633,133
Paychex, Inc.	13	1,043
Red Hat, Inc. (a)	4	731
salesforce.com, Inc. (a)	560	88,687
Synopsys, Inc. (a)	100	11,515

		3,306,942

		9,873,850

Utilities — 1.8%
Electric — 1.8%
AES Corp.	13,377	241,856
Ameren Corp.	1,072	78,846
American Electric Power Co., Inc.	1,096	91,790
CenterPoint Energy, Inc.	3,535	108,525
CMS Energy Corp.	1,110	61,649
Consolidated Edison, Inc.	909	77,092
Dominion Energy, Inc.	410	31,431
DTE Energy Co.	452	56,382
Duke Energy Corp.	2,186	196,740
Edison International	134	8,297
Entergy Corp.	711	67,993

	Number of Shares	Value
Eversource Energy	1,722	$122,176
Exelon Corp.	2,923	146,530
FirstEnergy Corp.	2,266	94,288
NextEra Energy, Inc.	456	88,154
NRG Energy, Inc.	2,420	102,802
Pinnacle West Capital Corp.	250	23,895
PPL Corp.	4,484	142,322
Public Service Enterprise Group, Inc.	1,209	71,827
Sempra Energy	332	41,786
The Southern Co.	2,634	136,125
WEC Energy Group, Inc.	364	28,785
Xcel Energy, Inc.	1,145	64,360

		2,083,651

Gas — 0.0%
NiSource, Inc.	172	4,930

		2,088,581

TOTAL COMMON STOCK (Cost $56,141,981)		60,352,723

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 5.100%, 3 mo. USD LIBOR + 3.165% VRN (b)	5,000	127,600

TOTAL PREFERRED STOCK (Cost $125,000)		127,600

TOTAL EQUITIES (Cost $56,266,981)		60,480,323

	Principal Amount
BONDS & NOTES — 38.5%

CORPORATE DEBT — 14.1%
Aerospace & Defense — 0.1%
Rockwell Collins, Inc. 3.500% 3/15/27	$45,000	44,434
United Technologies Corp. 6.125% 7/15/38	15,000	18,216

		62,650

Agriculture — 0.2%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	106,000	95,167
4.350% 3/15/24	85,000	86,078
Reynolds American, Inc. 5.850% 8/15/45	55,000	56,453

		237,698

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (c)	$202,000	$204,505
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	9,872	9,923
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	70,635	72,026
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	14,498	14,720
WestJet Airlines Ltd. 3.500% 6/16/21 (c)	22,000	21,444

		322,618

Auto Manufacturers — 0.5%
Ford Motor Co. 4.346% 12/08/26 (b)	50,000	46,408
5.291% 12/08/46	15,000	12,568
Ford Motor Credit Co. LLC 3.810% 1/09/24	200,000	189,374
General Motors Co. 4.200% 10/01/27	30,000	28,770
5.150% 4/01/38	20,000	18,277
General Motors Financial Co., Inc. 3.500% 11/07/24	150,000	144,924
3.550% 4/09/21	25,000	25,137
4.150% 6/19/23	78,000	78,732
4.200% 11/06/21	52,000	52,905

		597,095

Banks — 1.7%
Associated Banc-Corp. 2.750% 11/15/19	110,000	109,864
Bank of America Corp. 4.183% 11/25/27	110,000	111,704
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	25,000	25,572
4.750% 4/21/45	70,000	73,304
7.750% 5/14/38	20,000	27,769
Bank of Montreal 3.803% VRN 12/15/32 (d)	60,000	58,020
The Bank of Nova Scotia 4.500% 12/16/25	40,000	41,587
4.650% VRN 12/31/99 (d) (e)	125,000	115,000
Barclays Bank PLC 10.179% 6/12/21 (c)	80,000	90,560
CIT Group, Inc. 4.750% 2/16/24	80,000	83,000
Citigroup, Inc. 5.500% 9/13/25	60,000	65,765
5.875% 1/30/42	20,000	24,564
8.125% 7/15/39	15,000	22,549

	Principal Amount	Value
Credit Suisse Group AG 4.282% 1/09/28 (c)	$250,000	$252,872
First Republic Bank 4.375% 8/01/46	250,000	244,690
Fulton Financial Corp. 3.600% 3/16/22	45,000	45,059
The Goldman Sachs Group, Inc. 5.950% 1/15/27	80,000	89,419
6.750% 10/01/37	35,000	42,668
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	54,578
Morgan Stanley 4.350% 9/08/26	135,000	138,502
5.000% 11/24/25	40,000	42,875
SVB Financial Group 3.500% 1/29/25	85,000	83,959
Valley National Bancorp 5.125% 9/27/23	50,000	52,637
Wells Fargo & Co. 5.375% 11/02/43	14,000	15,741
5.606% 1/15/44	15,000	17,317

		1,929,575

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (c)	170,000	170,745
Molson Coors Brewing Co. 4.200% 7/15/46	39,000	34,665
5.000% 5/01/42	5,000	4,903

		210,313

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	15,000	16,070
Celgene Corp. 3.450% 11/15/27	45,000	44,456
4.350% 11/15/47	30,000	29,230

		89,756

Building Materials — 0.4%
CRH America Finance, Inc. 3.950% 4/04/28 (c)	200,000	197,226
Standard Industries, Inc. 5.000% 2/15/27 (c)	156,000	150,977
5.375% 11/15/24 (c)	38,000	38,950
5.500% 2/15/23 (c)	32,000	32,560

		419,713

Chemicals — 0.4%
Ashland, Inc. 6.875% 5/15/43	11,000	11,385
DowDuPont, Inc. 5.319% 11/15/38	55,000	61,142

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Huntsman International LLC 4.500% 5/01/29	$50,000	$49,879
5.125% 11/15/22	30,000	31,313
Incitec Pivot Finance LLC 6.000% 12/10/19 (c)	30,000	30,561
The Mosaic Co. 4.050% 11/15/27	25,000	24,955
The Sherwin-Williams Co. 4.500% 6/01/47	20,000	19,682
Syngenta Finance NV 3.698% 4/24/20 (c)	200,000	200,712
Yara International ASA 4.750% 6/01/28 (c)	92,000	95,606

		525,235

Computers — 0.2%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	15,000	16,133
Leidos Holdings, Inc. 4.450% 12/01/20	200,000	203,000

		219,133

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	150,000	140,200
4.500% 5/15/21	105,000	107,270
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	69,777
Aircastle Ltd. 4.400% 9/25/23	25,000	25,457
5.000% 4/01/23	100,000	103,924
Ally Financial, Inc. 4.125% 2/13/22	65,000	65,569
Antares Holdings LP 6.000% 8/15/23 (c)	250,000	245,754
Ares Finance Co. LLC 4.000% 10/08/24 (c)	85,000	82,202
Brookfield Finance, Inc. 4.850% 3/29/29	75,000	77,114
Discover Financial Services 3.850% 11/21/22	100,000	102,436
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	65,000	64,199
International Lease Finance Corp. 5.875% 8/15/22	65,000	70,078
Lazard Group LLC 3.625% 3/01/27	34,000	32,951
4.500% 9/19/28	60,000	61,763
Legg Mason, Inc. 5.625% 1/15/44	35,000	34,594
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (c)	4,000	4,083

	Principal Amount	Value
Synchrony Financial 4.375% 3/19/24	$120,000	$121,547

		1,408,918

Electric — 0.9%
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	25,000	24,548
CMS Energy Corp. 4.700% 3/31/43	25,000	26,105
4.875% 3/01/44	180,000	197,061
Duke Energy Corp. 3.750% 9/01/46	35,000	32,720
Entergy Louisiana LLC 4.950% 1/15/45	40,000	41,744
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	115,029
3.700% 9/01/24	25,000	25,128
Israel Electric Corp. Ltd. 4.250% 8/14/28 (c)	200,000	201,008
Metropolitan Edison Co. 4.300% 1/15/29 (c)	56,000	58,611
Nevada Power Co., Series N, 6.650% 4/01/36	20,000	25,956
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	70,000	71,374
Puget Energy, Inc. 3.650% 5/15/25	5,000	4,969
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	122,740
Xcel Energy, Inc. 6.500% 7/01/36	110,000	140,445

		1,087,438

Electronics — 0.2%
The ADT Security Corp. 6.250% 10/15/21	140,000	146,867
Arrow Electronics, Inc. 3.250% 9/08/24	75,000	72,708
3.875% 1/12/28	25,000	24,067
4.500% 3/01/23	10,000	10,342

		253,984

Foods — 0.1%
Ingredion, Inc. 3.200% 10/01/26	14,000	13,380
Mars, Inc. 3.950% 4/01/49 (c)	55,000	55,588
Smithfield Foods, Inc. 5.200% 4/01/29 (c) (f)	15,000	15,076

		84,044

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	35,000	34,545

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	$35,000	$41,149

Health Care – Products — 0.1%
Becton Dickinson and Co. 4.685% 12/15/44	25,000	25,799
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	35,000	32,749

		58,548

Health Care – Services — 0.0%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	25,000	26,290
Humana, Inc. 4.800% 3/15/47	25,000	26,335

		52,625

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	100,000	100,125
4.750% 5/30/25	30,000	30,600
PulteGroup, Inc. 5.000% 1/15/27	40,000	39,700

		170,425

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	135,000	133,493

Insurance — 1.4%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	175,000	176,750
American International Group, Inc. 3.900% 4/01/26	100,000	100,633
4.200% 4/01/28	90,000	91,497
4.500% 7/16/44	25,000	23,940
4.750% 4/01/48	15,000	14,919
5.750% VRN 4/01/48 (d)	60,000	58,485
AmTrust Financial Services, Inc. 6.125% 8/15/23	75,000	70,511
Arch Capital Finance LLC 5.031% 12/15/46	30,000	33,300
The Athene Holding Ltd. 4.125% 1/12/28	240,000	230,701
AXA Equitable Holdings, Inc. 4.350% 4/20/28	40,000	40,607
AXIS Specialty Finance PLC 4.000% 12/06/27	60,000	59,699
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	60,300
5.250% 5/30/25	72,000	74,520
Enstar Group Ltd. 4.500% 3/10/22	70,000	71,279

	Principal Amount	Value
The Progressive Corp. 5.375% VRN 12/31/99 (d) (e)	$25,000	$24,781
Prudential Financial, Inc. 5.700% VRN 9/15/48 (d)	65,000	65,783
Trinity Acquisition PLC 4.400% 3/15/26	85,000	88,194
USF&G Capital I 8.500% 12/15/45 (c)	35,000	50,930
Voya Financial, Inc. 4.700% VRN 1/23/48 (d)	25,000	21,625
Willis North America, Inc. 4.500% 9/15/28	65,000	67,578
7.000% 9/29/19	21,000	21,391
XLIT Ltd. 4.450% 3/31/25	144,000	149,916

		1,597,339

Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	70,000	74,122

Investment Companies — 0.3%
Ares Capital Corp. 3.500% 2/10/23	175,000	170,176
3.875% 1/15/20	75,000	75,364
BlackRock TCP Capital Corp. 4.125% 8/11/22	70,000	67,290
FS KKR Capital Corp. 4.000% 7/15/19	90,000	90,165

		402,995

Iron & Steel — 0.3%
ArcelorMittal 5.125% 6/01/20	80,000	81,796
5.250% STEP 8/05/20	110,000	113,024
Vale Overseas Ltd. 5.875% 6/10/21	75,000	78,112
6.875% 11/21/36	35,000	40,040

		312,972

Lodging — 0.0%
MGM Resorts International 6.625% 12/15/21	54,000	57,712

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	96,007

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	30,000	30,188
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	35,000	39,235

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 3.400% 7/15/46	$45,000	$39,859
Discovery Communications LLC 3.950% 3/20/28	85,000	82,586
5.000% 9/20/37	25,000	24,306
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	33,460
8.250% 4/01/19	10,000	10,000
Warner Media LLC 6.250% 3/29/41	5,000	5,824

		265,458

Mining — 0.3%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	23,000	22,969
Glencore Funding LLC 3.875% 10/27/27 (c)	25,000	23,874
4.625% 4/29/24 (c)	85,000	87,683
Kinross Gold Corp. 4.500% 7/15/27	31,000	29,450
5.125% 9/01/21	135,000	139,050

		303,026

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	60,000	52,069

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	20,000	19,975
3.875% STEP 10/01/21	80,000	78,984

		98,959

Oil & Gas — 1.0%
Anadarko Petroleum Corp. 6.600% 3/15/46	81,000	98,480
Antero Resources Corp. 5.375% 11/01/21	223,000	223,836
Cenovus Energy, Inc. 3.000% 8/15/22	30,000	29,393
4.250% 4/15/27 (b)	50,000	49,153
6.750% 11/15/39	15,000	16,717
Diamondback Energy, Inc. 4.750% 11/01/24 (c)	58,000	59,293
Encana Corp. 6.500% 2/01/38	15,000	17,600
EQT Corp. 3.900% 10/01/27	195,000	182,387
4.875% 11/15/21	45,000	46,692
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	46,969
Marathon Petroleum Corp. 4.500% 4/01/48 (c)	10,000	9,491
6.500% 3/01/41	35,000	42,647
Nabors Industries, Inc. 5.500% 1/15/23 (b)	35,000	33,407

	Principal Amount	Value
Newfield Exploration Co. 5.625% 7/01/24	$40,000	$43,688
5.750% 1/30/22	66,000	70,429
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	25,000	25,713
Petroleos Mexicanos 3.500% 1/30/23	20,000	19,102
4.625% 9/21/23	10,000	9,850
5.350% 2/12/28	30,000	27,840
5.500% 1/21/21	110,000	111,870
6.375% 1/23/45	15,000	13,250
6.500% 3/13/27	10,000	10,070
6.625% 6/15/38	5,000	4,613

		1,192,490

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	40,000	33,764
Patterson-UTI Energy, Inc. 3.950% 2/01/28	72,000	67,981

		101,745

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (c)	95,000	93,024

Pharmaceuticals — 0.7%
AbbVie, Inc. 4.700% 5/14/45	75,000	72,244
Bayer US Finance II LLC 4.400% 7/15/44 (c)	130,000	114,949
CVS Health Corp. 5.050% 3/25/48	70,000	70,518
6.125% 9/15/39	10,000	11,359
CVS Pass-Through Trust 5.926% 1/10/34 (c)	48,140	53,454
Express Scripts Holding Co. 4.500% 2/25/26	55,000	57,576
4.800% 7/15/46	30,000	30,497
McKesson Corp. 4.883% 3/15/44 (b)	10,000	9,989
6.000% 3/01/41	30,000	34,040
Mylan NV 3.150% 6/15/21	11,000	10,968
Mylan, Inc. 3.125% 1/15/23 (c)	30,000	29,308
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	30,000	29,522
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	13,000	12,940
2.200% 7/21/21	224,000	213,556
4.100% 10/01/46	15,000	10,654

		761,574

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.0%
Andeavor Logistics LP 6.875% VRN 12/31/99 (d) (e)	$90,000	$90,450
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	19,000	19,522
Energy Transfer Operating LP 4.200% 4/15/27	30,000	30,116
6.125% 12/15/45	25,000	27,188
6.250% VRN 12/31/99 (d) (e)	95,000	89,775
Energy Transfer Operating LP 5.875% 1/15/24	30,000	32,747
7.500% 10/15/20	75,000	79,850
EnLink Midstream Partners LP 4.150% 6/01/25	125,000	120,312
4.850% 7/15/26	24,000	23,825
Enterprise Products Operating LLC 5.250% VRN 8/16/77 (d)	45,000	41,625
5.375% VRN 2/15/78 (d)	30,000	26,761
EQM Midstream Partners LP 4.750% 7/15/23	70,000	71,392
Kinder Morgan Energy Partners LP 6.375% 3/01/41	10,000	11,608
6.500% 2/01/37	25,000	28,932
6.550% 9/15/40	15,000	17,488
6.950% 1/15/38	5,000	6,105
MPLX LP 4.500% 4/15/38	30,000	28,496
5.200% 3/01/47	5,000	5,073
Phillips 66 Partners LP 4.680% 2/15/45	4,000	3,940
Plains All American Pipeline LP 6.125% VRN 12/31/99 (d) (e)	105,000	98,437
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	80,000	81,960
4.700% 6/15/44	25,000	23,220
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	30,000	29,740
5.300% 4/01/44	25,000	24,502
Western Gas Partners LP 4.000% 7/01/22	85,000	86,206
4.500% 3/01/28	15,000	14,875

		1,114,145

Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	70,000	68,499
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	105,000	107,714

		176,213

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.4%
American Tower Trust #1 3.652% 3/15/48 (c)	$50,000	$50,264
Crown Castle International Corp. 5.200% 2/15/49 (b)	26,000	27,359
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	38,776
Host Hotels & Resorts LP 3.875% 4/01/24	45,000	45,133
Mid-America Apartments LP 3.600% 6/01/27	75,000	74,553
National Retail Properties, Inc. 4.300% 10/15/28	20,000	20,855
SBA Tower Trust 2.877% 7/15/46 (c)	40,000	39,633
3.168% 4/09/47 (c)	90,000	89,515
STORE Capital Corp. 4.625% 3/15/29	50,000	50,741
VEREIT Operating Partnership LP 4.625% 11/01/25	35,000	36,199
Weingarten Realty Investors 3.250% 8/15/26	15,000	14,210

		487,238

Retail — 0.2%
Dollar Tree, Inc. 3.700% 5/15/23	50,000	50,704
4.000% 5/15/25	50,000	50,543
4.200% 5/15/28	45,000	44,841
The Home Depot, Inc. 5.950% 4/01/41	30,000	38,479

		184,567

Semiconductors — 0.1%
Marvell Technology Group Ltd. 4.200% 6/22/23	40,000	40,784
Microchip Technology, Inc. 3.922% 6/01/21 (c)	25,000	25,219

		66,003

Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	89,000	100,884

Telecommunications — 0.4%
AT&T, Inc. 3.400% 5/15/25	30,000	29,685
4.750% 5/15/46	90,000	87,947
5.250% 3/01/37	35,000	36,670
CenturyLink, Inc. 6.150% 9/15/19	30,000	30,262
Crown Castle Towers LLC 4.241% 7/15/48 (c)	40,000	40,882
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	145,000	146,982

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hughes Satellite Systems Corp. 6.500% 6/15/19	$25,000	$25,128
Sprint Communications, Inc. 9.250% 4/15/22	65,000	75,725
Verizon Communications, Inc. 6.550% 9/15/43	34,000	44,148

		517,429

Transportation — 0.0%
CSX Corp. 4.750% 11/15/48	20,000	21,643
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	20,000	20,322

		41,965

Trucking & Leasing — 0.3%
DAE Funding LLC 4.000% 8/01/20 (c)	25,000	25,063
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	50,000	49,750
5.250% 8/15/22 (c)	190,000	194,731
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.900% 2/01/24 (c)	70,000	70,834

		340,378

TOTAL CORPORATE DEBT (Cost $16,121,275)		16,377,269

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	168,570
State of California BAB 7.550% 4/01/39	120,000	182,246
7.600% 11/01/40	10,000	15,525

		366,341

TOTAL MUNICIPAL OBLIGATIONS (Cost $335,822)		366,341

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.4%
Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (c)	100,000	101,179
First Investors Auto Owner Trust, Series 2016-2A, Class B 2.210% 7/15/22 (c)	80,000	79,443
Hertz Vehicle Financing II LP, Series 2018-1A, Class A 3.290% 2/25/24 (c)	150,000	149,239
Hertz Vehicle Financing LLC, Series 2018-3A, Class A 4.030% 7/25/24 (c)	250,000	256,107

		585,968

	Principal Amount	Value
Commercial MBS — 1.4%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (c) (d)	$190,000	$196,696
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	29,000	30,139
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	33,072
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	25,655
BBCMS Mortgage Trust, Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (d)	100,000	104,450
BHMS Mortgage Trust Series 2018-ATLS, Class A, 3.734% FRN 7/15/35 (c) (d)	150,000	149,766
Series 2018-ATLS, Class B, 3.984% FRN 7/15/35 (c) (d)	100,000	99,815
BX Commercial Mortgage Trust, Series 2018-IND, Class B, 3.384% FRN 11/15/35 (c) (d)	81,777	81,598
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C, 4.194% VRN 10/12/50 (d)	70,000	70,237
COMM Mortgage Trust, Series 2014-LC17, Class C, 4.557% VRN 10/10/47 (d)	100,000	101,981
Commercial Mortgage Pass-Through Certificates Series 2013-GAM, Class A1, 1.705% 2/10/28 (c)	37,355	36,869
Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	35,000	33,045
Series 2015-CR23, Class C, 4.252% VRN 5/10/48 (d)	35,000	35,098
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (d)	50,000	51,650
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.614% VRN 7/10/38 (d)	27,236	27,380
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class AS, 3.056% 8/15/49	140,000	136,847
Series 2007-CB18, Class AM, 5.466% VRN 6/12/47 (d)	87	87
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	100,000	105,780
Series 2018-H3, Class B, 4.620% 7/15/51	20,000	21,199
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (d)	100,000	103,573

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.482% VRN 8/15/39 (d)	$2,323	$2,329
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1, 3.349% 11/15/43 (c)	9,326	9,346
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	31,870
Series 2018-C45, Class B, 4.556% 6/15/51	10,000	10,749
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class B, 4.311% 8/15/45	40,000	41,230
Series 2011-C3, Class B, 4.740% 3/15/44 (c)	50,000	51,119

		1,591,580

Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720% 3.206% FRN 3/25/35	2,711	2,743

Other ABS — 5.0%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (c)	38,689	38,210
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (c)	166,256	165,850
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (c)	99,523	103,875
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (c)	50,000	49,372
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	67,725	69,194
Ascentium Equipment Receivables Trust, Series 2018-2A, Class D 4.150% 7/10/24 (c)	71,000	71,829
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (c)	9,263	9,263
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.913% FRN 8/14/30 (c)	250,000	249,654
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (c)	2,800	2,790
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (c)	49,964	49,690

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.946% FRN 9/25/34	$2,196	$2,182
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (c) (f)	75,000	75,337
Series 2019-1A, Class A23, 4.352% 5/20/49 (c) (f)	67,000	67,419
Diamond Resorts Owner Trust, Series 2016-1, Class A 3.080% 11/20/28 (c)	49,179	49,157
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II 4.474% 10/25/45 (c)	106,975	$111,450
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.200% FRN 10/15/30 (c) (d)	250,000	247,781
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (c)	42,321	41,764
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 4.211% FRN 1/25/35	80,000	81,513
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (c)	69,562	69,368
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	114,179	115,398
Series 2019-1A, Class A, 3.860% 10/15/54 (c)	148,842	151,657
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.131% FRN 4/25/35	2,272	2,259
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	90,126	92,650
Hero Funding Trust Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	80,992	81,589
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	97,891	101,199
Highbridge Loan Management Ltd., Series 13A-18, Class C 4.586% 10/15/30 (c) (d)	250,000	241,745
Hilton Grand Vacations Trust, Series 2013-A, Class A 2.280% 1/25/26 (c)	11,625	11,596
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B 5.430% 8/15/62 (c)	200,000	214,087
JG Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (c)	69,181	71,489

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KKR CLO 24 Ltd., Series 24, Class A1, 3.991% FRN 4/20/32 (c) (d)	$250,000	$249,847
KKR CLO 24 Ltd., Series 24, Class C, 5.331% FRN 4/20/32 (c) (d)	250,000	250,031
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (c)	100,000	99,567
MP CLO III Ltd., Series 2013-1A, Class AR, 4.011% FRN 10/20/30 (c) (d)	250,000	248,238
NRZ Advance Receivables Trust Series 2016-T3, Class AT3, 2.833% 10/16/51 (c)	320,000	318,200
Series 2016-T4, Class AT4, 3.107% 12/15/50 (c)	150,000	150,126
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.610% 3/08/29 (c)	27,184	27,114
Series 2016-A, Class B, 2.910% 3/08/29 (c)	22,653	22,737
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (c)	33,535	33,684
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 4.667% FRN 4/20/32 (c) (d) (g) (h)	300,000	300,000
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (c)	100,000	101,812
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C 4.170% 9/20/35 (c)	211,943	215,540
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B 3.080% 9/20/32 (c)	17,780	17,753
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (c)	39,553	39,599
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (c)	110,000	109,777
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	39,900	41,569
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	221,063	228,342
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (c)	129,089	128,225
Series 2017-1A, Class A, 3.720% 5/20/42 (c)	82,648	83,082
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (c)	95,200	96,352

	Principal Amount	Value
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (c)	$230,000	$242,438
Welk Resorts LLC, Series 2015-AA, Class A 2.790% 6/16/31 (c)	16,060	15,768
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (c)	48,250	48,819
Series 2015-1A, Class A23, 4.497% 6/15/45 (c)	72,375	74,481

		5,782,468

Student Loans ABS — 5.1%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.990% FRN 7/25/58 (c)	100,000	94,756
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	100,000	98,669
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.690% FRN 7/01/38	5,795	5,667
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN1/25/47	35,000	27,428
Commonbond Student Loan Trust, Series 2017-AGS, Class B 3.470% 5/25/41 (c)	125,731	125,179
DRB Prime Student Loan Trust Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.390% FRN 10/25/44 (c)	69,505	69,993
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.486% FRN 4/25/40 (c)	20,283	20,692
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.536% FRN 2/26/35 (c)	22,113	22,414
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.286% FRN 9/25/68 (c) (d)	95,920	95,102
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.686% FRN 12/27/66 (c)	72,670	72,760
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.840% FRN 7/26/66 (c)	89,125	89,962
EdLinc Student Loan Funding Trust Series 2017-A, Class A, 4.350% FRN 12/01/47 (c) (d)	77,321	77,330

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.726% FRN 11/26/40 (c)	$65,000	$77,639
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS FRN8/01/43 (c)	50,000	46,501
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.239% FRN 12/01/31	49,587	48,957
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 3.601% FRN 2/25/42	28,446	28,524
Navient Student Loan Trust Series 2015-2, Class A3, 1 mo. USD LIBOR + .570% 3.056% FRN 11/26/40	235,000	233,176
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 3.186% FRN 2/25/70 (c)	68,753	68,579
Series 2018-1A, Class A3, 3.206% FRN 3/25/67 (c) (d)	100,000	98,903
Series 2018-3A, Class A3, 3.286% FRN 3/25/67 (c) (d)	100,000	98,787
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.736% FRN 6/25/65 (c)	77,761	78,802
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.786% FRN 3/25/66 (c)	210,000	215,969
Series 2018-4A, Class B, 3.786% FRN 6/27/67 (c) (d)	100,000	100,000
Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 8/25/50	150,000	150,261
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 10/25/58	40,000	40,568
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 3.986% FRN 6/25/65 (c)	200,000	205,966
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	150,000	152,366
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	41,157	41,430
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.236% FRN 12/26/40 (c)	41,153	41,022
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.707% FRN 3/23/37	72,959	72,317

	Principal Amount	Value
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.120% FRN 1/25/37 (c)	$37,923	$37,728
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 3.240% FRN 9/27/66 (c) (d)	100,000	99,656
Series 2018-1A, Class A2, 3.246% FRN 5/25/66 (c) (d)	100,000	99,042
Series 2018-5A, Class B, 3.936% FRN 2/25/67 (c) (d)	200,000	200,000
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.436% FRN 11/25/65 (c)	73,471	73,751
SLC Student Loan Trust Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.771% FRN 3/15/55	270,000	259,471
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.884% FRN 2/15/45	44,390	41,874
SLM Student Loan Trust Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.911% FRN 1/27/42	200,000	191,417
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.921% FRN 3/25/44	200,000	192,998
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 2.951% FRN 7/25/55	252,528	237,571
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.981% FRN 10/25/40	148,118	138,578
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 1/25/41	60,923	57,167
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.991% FRN 3/25/44	55,375	52,325
Series 2006-8, Class B, 3 mo. USD LIBOR + .230% 3.001% FRN 1/25/41	103,342	96,330
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 3.061% FRN 1/25/44	86,880	80,608
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 3.081% FRN 1/25/55	48,986	46,331
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.261% FRN 12/15/38	96,326	92,035

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 3.271% FRN 7/25/39	$45,443	$43,229
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.371% FRN 10/25/65 (c)	250,000	247,993
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.521% FRN 1/25/40	100,000	99,203
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.521% FRN 10/25/40	220,000	219,869
Series 2006-5, Class A6B, 3 mo. USD LIBOR + .750% 3.521% FRN 10/25/40	100,000	99,875
Series 2014-2, Class B, 1 mo. USD LIBOR + 1.500% 3.986% FRN 1/25/72	150,000	152,013
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	50,000	50,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
SMB Private Education Loan Trust Series 2018-C, Class A2B, 3.234% FRN 11/15/35 (c) (d)	100,000	99,750
Series 2017-A, Class B, 3.500% 6/17/41 (c)	100,000	99,274
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.686% FRN 6/25/33 (c)	27,421	27,660
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 3.821% FRN 10/27/36	100,000	100,761

		5,886,228

WL Collateral CMO — 0.4%
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	1,103	1,019
Series 2004-2, Class 1A1, 4.619% VRN 2/25/34 (d)	5,169	4,859
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (d)	62,726	62,109
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.103% VRN 8/25/34 (d)	1,592	1,555
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.048% VRN 8/25/34 (d)	11,421	10,960

	Principal Amount	Value
JP Morgan Mortgage Trust Series 2017-1, Class A11, 3.500% VRN 1/25/47 (c) (d)	$84,753	$84,078
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (c) (d)	130,365	130,482
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 2.750% VRN 2/25/34 (d)	767	695
Series 2003-A4, Class IA, 4.666% VRN 7/25/33 (d)	794	773
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (c) (d)	95,686	95,285
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.558% VRN 3/25/34 (d)	6,279	6,118
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.797% FRN 4/25/44	16,201	15,959
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (c) (d)	98,272	98,868

		512,760

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,213,697)		14,361,747

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	100,000	118,151
Mexico Government International Bond 4.750% 3/08/44	193,000	189,623

		307,774

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $292,980)		307,774

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.4%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	43,094	47,233
Series 2693, Class Z, 5.500% 10/15/33	78,444	85,604

		132,837

Pass-Through Securities — 10.1%
Federal Home Loan Mortgage Corp. Pool #G05253 5.000% 2/01/39	6,753	7,303
Pool #G00729 8.000% 6/01/27	10,980	12,358

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #AS1304 3.500% 12/01/28	$37,182	$38,194
Pool #AV2325 3.500% 12/01/28	17,793	18,277
Pool #BF0196 3.500% 2/01/41	42,091	43,080
Pool #MA1356 3.500% 2/01/43	281,988	287,467
Pool #BM3994 3.500% 1/01/44	44,305	45,166
Pool #CA1073 3.500% 1/01/48	231,005	234,628
Pool #BJ0686 4.000% 4/01/48	104,725	108,097
Pool #CA2039 4.000% 7/01/48	192,916	198,828
Pool #CA1951 4.000% 7/01/48	120,075	123,904
Pool #725692 1 year CMT + 2.138% 4.330% FRN 10/01/33	6,997	7,349
Pool #888586 1 year CMT + 2.199% 4.423% FRN 10/01/34	13,012	13,699
Pool #CA1909 4.500% 6/01/48	284,228	297,091
Pool #CA1952 4.500% 6/01/48	47,796	50,068
Pool #AD6437 5.000% 6/01/40	14,129	15,254
Pool #AD6996 5.000% 7/01/40	97,120	104,555
Pool #AL8173 5.000% 2/01/44	36,331	39,067
Pool #564594 7.000% 1/01/31	6,366	7,133
Pool #253795 7.000% 5/01/31	3,603	4,076
Pool #507061 7.500% 10/01/29	616	700
Pool #527761 7.500% 2/01/30	901	957
Pool #531196 7.500% 2/01/30	712	805
Pool #253183 7.500% 4/01/30	1,510	1,713
Pool #253265 7.500% 5/01/30	873	984
Pool #535248 8.000% 4/01/30	90	103
Pool #539460 8.000% 5/01/30	1,051	1,215
Pool #190317 8.000% 8/01/31	1,150	1,323
Federal National Mortgage Association TBA Pool #1058 3.500% 1/30/48 (f)	1,025,000	1,038,774
Pool #11192 4.000% 4/30/48 (f)	3,385,000	3,481,261
Pool #20567 4.500% 6/30/48 (f)	2,680,000	2,792,225
Government National Mortgage Association Pool #352049 7.000% 10/15/23	397	422
Government National Mortgage Association I Pool #783896 3.500% 5/15/44	178,816	183,501
Government National Mortgage Association II TBA Pool #304 3.500% 12/13/47 (f)	2,215,000	2,262,761
Pool #1235 4.000% 4/30/48 (f)	225,000	232,313

		11,654,651

Whole Loans — 0.2%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 4.936% 7/25/31 (c) (d)	190,000	189,880

	Principal Amount	Value
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350% 3.836% 1/25/29	$5,375	$5,379

		195,259

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,898,983)		11,982,747

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds & Notes — 1.0%
U.S. Treasury Bond 2.500% 5/15/46 (i)	1,185,000	1,113,807
U.S. Treasury Note 1.625% 10/31/23	100,000	97,313

		1,211,120

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,120,709)		1,211,120

TOTAL BONDS & NOTES (Cost $43,983,466)		44,606,998

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $245,589)		246,551

	Number of Shares

MUTUAL FUNDS — 9.7%

Diversified Financial Services — 9.7%
iShares China Large-Cap ETF	2,800	123,956
iShares MSCI Australia ETF (b)	7,000	150,640
iShares MSCI EAFE ETF	43,430	2,816,870
iShares MSCI France ETF	8,500	250,495
iShares MSCI Germany ETF	7,200	193,824
iShares MSCI India ETF	13,000	458,250
iShares MSCI Italy ETF	2,900	80,591
iShares MSCI Japan ETF	10,300	563,616
iShares MSCI Singapore ETF	1,150	27,289
iShares MSCI South Korea ETF	1,800	109,710
iShares MSCI Spain ETF (b)	3,400	97,274
iShares MSCI Sweden ETF (b)	2,100	63,462
iShares MSCI Switzerland Capped ETF (b)	6,400	226,368
iShares MSCI Turkey Investable Market ETF (b)	1,700	41,259
iShares MSCI United Kingdom ETF (b)	10,500	346,605
State Street Navigator Securities Lending Prime Portfolio (j)	1,124,606	1,124,606

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vanguard FTSE Developed Markets ETF	74,840	$3,058,711
Vanguard FTSE Emerging Markets ETF	35,200	1,496,000

TOTAL MUTUAL FUNDS (Cost $10,399,830)		11,229,526

TOTAL LONG-TERM INVESTMENTS (Cost $110,895,866)		116,563,398

	Principal Amount

SHORT-TERM INVESTMENTS — 8.2%
Commercial Paper — 7.0%
Anheuser-Busch InBev Worldwide, Inc. 2.859% 4/15/19 (c)	$1,000,000	998,765
AutoZone, Inc. 2.742% 4/15/19 (c)	1,000,000	998,732
BAT International Finance PLC 2.744% 4/08/19 (c)	1,000,000	999,262
Bell Canada 2.800% 4/15/19 (c)	300,000	299,618
CVS Corp. 2.658% 4/01/19 (c)	1,000,000	999,785
Ei Dupont 2.947% 4/08/19 (c)	900,000	899,346
Fortive Corp. 2.732% 4/17/19 (c)	1,100,000	1,098,431
Mohawk Industries, Inc. 2.688% 4/02/19 (c)	1,100,000	1,099,677
Transcanada Pipelines Ltd. 2.941% 5/09/19 (c)	700,000	697,804

		8,091,420

Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (k)	1,355,856	1,355,856

TOTAL SHORT-TERM INVESTMENTS (Cost $9,447,611)		9,447,276

TOTAL INVESTMENTS — 108.8% (Cost $120,343,477) (l)		126,010,674

Other Assets/(Liabilities) — (8.8)%		(10,194,712)

NET ASSETS — 100.0%		$115,815,962

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $1,098,349 or 0.95% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $22,222,358 or 19.19% of net assets.

(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Investment was valued using significant unobservable inputs.
(h)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $300,000 or 0.26% of net assets.
(i)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(j)	Represents investment of security lending collateral. (Note 2).
(k)

Maturity value of $1,355,997. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 4/30/22, and an aggregate market value, including accrued interest, of $1,387,509.

(l)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

(#) Purchased Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC*	790,000	USD 790,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$39,494	$37,859	$(1,635)

Credit Suisse International*	870,000	USD 870,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	41,760	46,540	4,780

						81,254	84,399	3,145

Put
Barclays Bank PLC*	1,620,000	USD 1,620,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$80,989	$82,089	$1,100

Credit Suisse International*	1,740,000	USD 1,740,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	83,346	80,063	(3,283)

						164,335	162,152	(2,183)

						$245,589	$246,551	$962

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/19	1	$132,769	$12
U.S. Treasury Ultra Bond	6/19/19	10	1,628,392	51,607
MSCI EAFE E-Mini Index	6/21/19	17	1,560,068	26,372
U.S. Treasury Note 2 Year	6/28/19	14	2,971,949	11,364
U.S. Treasury Note 5 Year	6/28/19	37	4,248,498	37,143

				$126,498

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps

Goldman Sachs International*	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	$(17,862)	$86	$(17,776)

Goldman Sachs International*	USD	20,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(937)	(1,602)	(2,539)

							$(18,799)	$(1,516)	$(20,315)

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 3.5%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	520	$99,299
Albemarle Corp.	10	820
Cabot Corp.	200	8,326
Celanese Corp.	1,070	105,513
CF Industries Holdings, Inc.	8,500	347,480
DowDuPont, Inc.	14,410	768,197
Eastman Chemical Co.	3,060	232,193
FMC Corp.	500	38,410
Huntsman Corp.	20,600	463,294
Linde PLC	1,740	306,118
LyondellBasell Industries NV Class A	3,700	311,096
The Mosaic Co.	2,800	76,468
Olin Corp.	12,800	296,192
Westlake Chemical Corp.	260	17,643

		3,071,049

Forest Products & Paper — 0.6%
Domtar Corp.	10,237	508,267
International Paper Co.	5,800	268,366

		776,633

Iron & Steel — 0.5%
Nucor Corp.	2,300	134,205
Reliance Steel & Aluminum Co.	1,000	90,260
Steel Dynamics, Inc.	11,500	405,605
United States Steel Corp.	4,390	85,561

		715,631

Mining — 0.1%
Freeport-McMoRan, Inc.	5,031	64,850
Newmont Mining Corp.	3,000	107,310

		172,160

		4,735,473

Communications — 10.6%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	5,200	109,252
Omnicom Group, Inc.	2,300	167,877

		277,129

Internet — 0.2%
eBay, Inc.	7,300	271,122

Media — 3.3%
Charter Communications, Inc. Class A (a)	570	197,739
Comcast Corp. Class A	50,600	2,022,988
Discovery, Inc. Class A (a)	9,900	267,498
Discovery, Inc. Class C (a)	1,328	33,758
DISH Network Corp. Class A (a)	12,800	405,632

	Number of Shares	Value
Fox Corp. Class A (a)	3,633	$133,367
Fox Corp. Class B (a)	1,433	51,416
John Wiley & Sons, Inc. Class A	700	30,954
Liberty Media Corp-Liberty SiriusXM Class A (a)	8,000	305,440
Liberty Media Corp-Liberty SiriusXM Class C (a)	7,700	294,448
News Corp. Class A	2,800	34,832
Tribune Media Co. Class A	3,300	152,262
Viacom, Inc. Class A	1,500	48,675
Viacom, Inc. Class B	14,200	398,594
The Walt Disney Co.	718	79,774

		4,457,377

Telecommunications — 6.9%
ARRIS International PLC (a)	5,000	158,050
AT&T, Inc.	57,036	1,788,649
CenturyLink, Inc.	45,307	543,231
Cisco Systems, Inc.	55,400	2,991,046
CommScope Holding Co., Inc. (a)	17,500	380,275
Corning, Inc.	9,000	297,900
EchoStar Corp. Class A (a)	6,300	229,635
Juniper Networks, Inc.	3,600	95,292
LogMeIn, Inc.	20	1,602
Motorola Solutions, Inc.	2,890	405,814
Sprint Corp. (a)	58,300	329,395
T-Mobile US, Inc. (a)	50	3,455
Telephone & Data Systems, Inc.	5,618	172,641
Verizon Communications, Inc.	33,700	1,992,681

		9,389,666

		14,395,294

Consumer, Cyclical — 8.9%
Airlines — 1.4%
Alaska Air Group, Inc.	1,400	78,568
American Airlines Group, Inc.	10,000	317,600
Copa Holdings SA Class A	80	6,449
Delta Air Lines, Inc.	8,000	413,200
JetBlue Airways Corp. (a)	10,800	176,688
Southwest Airlines Co.	8,000	415,280
United Continental Holdings, Inc. (a)	6,000	478,680

		1,886,465

Apparel — 0.4%
Capri Holdings Ltd. (a)	2,400	109,800
Columbia Sportswear Co.	100	10,418
PVH Corp.	400	48,780
Ralph Lauren Corp.	980	127,086
Skechers U.S.A., Inc. Class A (a)	7,600	255,436
VF Corp.	100	8,691

		560,211

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 1.1%
Ford Motor Co.	49,200	$431,976
General Motors Co.	19,200	712,320
PACCAR, Inc.	4,900	333,886

		1,478,182

Auto Parts & Equipment — 0.4%
Adient PLC	62	804
BorgWarner, Inc.	2,200	84,502
The Goodyear Tire & Rubber Co.	3,400	61,710
Lear Corp.	3,200	434,272
Visteon Corp. (a)	30	2,020

		583,308

Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	1,100	47,685
WESCO International, Inc. (a)	1,200	63,612

		111,297

Entertainment — 0.1%
Cinemark Holdings, Inc.	3,500	139,965

Food Services — 0.0%
Aramark	400	11,820

Home Builders — 0.2%
D.R. Horton, Inc.	2,000	82,760
Lennar Corp. Class A	70	3,436
Lennar Corp. Class B	49	1,917
PulteGroup, Inc.	4,200	117,432
Toll Brothers, Inc.	1,200	43,440

		248,985

Home Furnishing — 0.3%
Dolby Laboratories, Inc. Class A	800	50,376
Whirlpool Corp.	2,120	281,727

		332,103

Housewares — 0.1%
Newell Brands, Inc.	12,800	196,352

Leisure Time — 0.7%
Brunswick Corp.	500	25,165
Carnival Corp.	1,900	96,368
Harley-Davidson, Inc.	6,800	242,488
Norwegian Cruise Line Holdings Ltd. (a)	6,600	362,736
Royal Caribbean Cruises Ltd.	1,790	205,170

		931,927

Lodging — 0.5%
Caesars Entertainment Corp. (a)	26,800	232,892
Extended Stay America, Inc.	300	5,385
Hyatt Hotels Corp. Class A	800	58,056
Las Vegas Sands Corp.	3,400	207,264
MGM Resorts International	5,600	143,696

		647,293

	Number of Shares	Value
Retail — 3.6%
AutoNation, Inc. (a)	800	$28,576
AutoZone, Inc. (a)	190	194,583
Best Buy Co., Inc.	2,600	184,756
Dick’s Sporting Goods, Inc.	8,800	323,928
Foot Locker, Inc.	7,100	430,260
The Gap, Inc.	400	10,472
Kohl’s Corp.	5,000	343,850
Macy’s, Inc.	14,644	351,895
McDonald’s Corp.	1,000	189,900
The Michaels Cos., Inc. (a)	3,000	34,260
Penske Automotive Group, Inc.	7,200	321,480
Qurate Retail, Inc. (a)	16,600	265,268
Target Corp.	6,700	537,742
Tiffany & Co.	500	52,775
Walgreens Boots Alliance, Inc.	6,439	407,396
Walmart, Inc.	6,700	653,451
Williams-Sonoma, Inc. (b)	4,100	230,707
Yum China Holdings, Inc.	8,300	372,753

		4,934,052

		12,061,960

Consumer, Non-cyclical — 19.6%
Agriculture — 0.2%
Bunge Ltd.	300	15,921
Philip Morris International, Inc.	2,660	235,117

		251,038

Beverages — 0.5%
The Coca-Cola Co.	1,400	65,604
Molson Coors Brewing Co. Class B	7,060	421,129
PepsiCo, Inc.	1,680	205,884

		692,617

Biotechnology — 1.4%
Amgen, Inc.	2,630	499,647
Bio-Rad Laboratories, Inc. Class A (a)	10	3,057
Biogen, Inc. (a)	1,270	300,203
Gilead Sciences, Inc.	8,000	520,080
United Therapeutics Corp. (a)	4,590	538,728

		1,861,715

Commercial Services — 1.2%
AMERCO	580	215,476
Booz Allen Hamilton Holding Corp.	900	52,326
CoreLogic, Inc. (a)	400	14,904
Euronet Worldwide, Inc. (a)	1,760	250,958
Graham Holdings Co. Class B	166	113,408
H&R Block, Inc.	13,200	316,008
ManpowerGroup, Inc.	4,930	407,662
Quanta Services, Inc.	6,500	245,310
Sabre Corp.	2,000	42,780

		1,658,832

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	2,400	$164,496
The Procter & Gamble Co.	24,650	2,564,832

		2,729,328

Foods — 2.3%
Conagra Brands, Inc.	264	7,323
General Mills, Inc.	5,700	294,975
Ingredion, Inc.	160	15,151
The J.M. Smucker Co.	1,780	207,370
The Kraft Heinz Co.	400	13,060
The Kroger Co.	22,100	543,660
Lamb Weston Holdings, Inc.	33	2,473
Mondelez International, Inc. Class A	11,450	571,584
Pilgrim’s Pride Corp. (a)	7,200	160,488
Post Holdings, Inc. (a)	3,810	416,814
Seaboard Corp.	30	128,541
TreeHouse Foods, Inc. (a)	7,000	451,850
Tyson Foods, Inc. Class A	2,500	173,575
US Foods Holding Corp. (a)	5,400	188,514

		3,175,378

Health Care – Products — 1.4%
Abbott Laboratories	2,000	159,880
Baxter International, Inc.	4,600	374,026
Danaher Corp.	1,880	248,198
Medtronic PLC	9,369	853,328
QIAGEN NV (a)	3,000	122,040
Steris PLC (a)	400	51,212
Zimmer Biomet Holdings, Inc.	390	49,803

		1,858,487

Health Care – Services — 1.6%
Anthem, Inc.	2,670	766,237
Centene Corp. (a)	3,320	176,292
DaVita, Inc. (a)	4,600	249,734
HCA Healthcare, Inc.	1,210	157,760
Humana, Inc.	860	228,760
IQVIA Holdings, Inc. (a)	3,430	493,405
Molina Healthcare, Inc. (a)	870	123,505
Quest Diagnostics, Inc.	10	899
WellCare Health Plans, Inc. (a)	70	18,883

		2,215,475

Household Products & Wares — 0.1%
Kimberly-Clark Corp.	770	95,403
Spectrum Brands Holdings, Inc.	100	5,478

		100,881

Pharmaceuticals — 8.9%
Allergan PLC	3,490	510,971
Bristol-Myers Squibb Co.	7,800	372,138
Cardinal Health, Inc.	9,600	462,240
Cigna Corp. (a)	2,553	410,573
CVS Health Corp.	14,789	797,571

	Number of Shares	Value
Eli Lilly & Co.	70	$9,083
Herbalife Nutrition Ltd. (a)	11,500	609,385
Jazz Pharmaceuticals PLC (a)	3,710	530,345
Johnson & Johnson	21,990	3,073,982
McKesson Corp.	3,040	355,862
Merck & Co., Inc.	24,728	2,056,628
Mylan NV (a)	11,300	320,242
Perrigo Co. PLC	1,300	62,608
Pfizer, Inc.	57,415	2,438,415

		12,010,043

		26,553,794

Energy — 7.7%
Oil & Gas — 7.2%
Anadarko Petroleum Corp.	3,600	163,728
Apache Corp.	28	971
Chesapeake Energy Corp. (a) (b)	47,100	146,010
Chevron Corp.	15,885	1,956,714
CNX Resources Corp. (a)	2,100	22,617
ConocoPhillips	18,248	1,217,872
Devon Energy Corp.	50	1,578
EOG Resources, Inc.	90	8,566
Extraction Oil & Gas, Inc. (a) (b)	35,200	148,896
Exxon Mobil Corp.	33,290	2,689,832
Hess Corp.	2,300	138,529
HollyFrontier Corp.	10,800	532,116
Marathon Oil Corp.	18,900	315,819
Marathon Petroleum Corp.	2,277	136,279
Murphy Oil Corp.	1,700	49,810
Noble Energy, Inc.	80	1,978
Occidental Petroleum Corp.	7,130	472,006
PBF Energy, Inc. Class A	14,300	445,302
Phillips 66	8,760	833,689
QEP Resources, Inc. (a)	5,000	38,950
Transocean Ltd. (a)	15,200	132,392
Valero Energy Corp.	2,734	231,925
Whiting Petroleum Corp. (a)	750	19,605
WPX Energy, Inc. (a)	66	865

		9,706,049

Oil & Gas Services — 0.1%
Apergy Corp. (a)	2,150	88,279
Baker Hughes a GE Co.	3	83
Schlumberger Ltd.	40	1,743

		90,105

Pipelines — 0.4%
Kinder Morgan, Inc.	27,600	552,276

		10,348,430

Financial — 28.4%
Banks — 13.3%
Associated Banc-Corp.	4,050	86,468
Bank of America Corp.	120,073	3,312,814
Bank of Hawaii Corp.	820	64,673

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Bank of New York Mellon Corp.	11,950	$602,639
Bank OZK	13,500	391,230
BankUnited, Inc.	200	6,680
BB&T Corp.	1,419	66,026
BOK Financial Corp.	1,600	130,480
CIT Group, Inc.	7,100	340,587
Citigroup, Inc.	39,671	2,468,330
Citizens Financial Group, Inc.	11,600	377,000
Comerica, Inc.	4,500	329,940
Commerce Bancshares, Inc.	1,119	64,969
Cullen/Frost Bankers, Inc.	1,470	142,693
East West Bancorp, Inc.	2,900	139,113
F.N.B. Corp.	30,200	320,120
Fifth Third Bancorp	6,160	155,355
First Horizon National Corp.	716	10,010
The Goldman Sachs Group, Inc.	6,380	1,224,896
Huntington Bancshares, Inc.	12,871	163,204
JPMorgan Chase & Co.	20,347	2,059,727
KeyCorp	17,096	269,262
M&T Bank Corp.	2,355	369,782
Morgan Stanley	4,500	189,900
Northern Trust Corp.	830	75,040
PacWest Bancorp	2,400	90,264
The PNC Financial Services Group, Inc.	376	46,120
Popular, Inc.	10,000	521,300
Prosperity Bancshares, Inc.	900	62,154
Regions Financial Corp.	10,560	149,424
State Street Corp.	3,000	197,430
SunTrust Banks, Inc.	6,700	396,975
SVB Financial Group (a)	90	20,012
Synovus Financial Corp.	2,871	98,648
TCF Financial Corp.	5,000	103,450
US Bancorp	4,290	206,735
Webster Financial Corp.	1,200	60,804
Wells Fargo & Co.	47,153	2,278,433
Western Alliance Bancorp (a)	200	8,208
Wintrust Financial Corp.	1,400	94,262
Zions Bancorp NA	6,450	292,895

		17,988,052

Diversified Financial Services — 3.3%
Air Lease Corp.	1,600	54,960
Ally Financial, Inc.	18,800	516,812
American Express Co.	470	51,371
Ameriprise Financial, Inc.	3,000	384,300
Capital One Financial Corp.	4,250	347,182
CME Group, Inc.	1,670	274,849
Credit Acceptance Corp. (a)	120	54,232
Discover Financial Services	2,700	192,132
E*TRADE Financial Corp.	6,100	283,223
Franklin Resources, Inc.	2,600	86,164
Intercontinental Exchange, Inc.	35	2,665
Invesco Ltd.	3,900	75,309

	Number of Shares	Value
Lazard Ltd. Class A	1,100	$39,754
Legg Mason, Inc.	4,600	125,902
Navient Corp.	43,400	502,138
OneMain Holdings, Inc.	9,900	314,325
Raymond James Financial, Inc.	600	48,246
Santander Consumer USA Holdings, Inc.	18,700	395,131
SLM Corp.	25,800	255,678
Synchrony Financial	10,800	344,520
The Western Union Co.	5,700	105,279

		4,454,172

Insurance — 6.2%
Aflac, Inc.	9,300	465,000
Alleghany Corp. (a)	165	101,046
The Allstate Corp.	4,400	414,392
American Financial Group, Inc.	250	24,053
American International Group, Inc.	2	86
American National Insurance Co.	1,720	207,810
Arch Capital Group Ltd. (a)	1,200	38,784
Assurant, Inc.	820	77,826
Assured Guaranty Ltd.	11,500	510,945
Athene Holding Ltd. Class A (a)	8,100	330,480
Axis Capital Holdings Ltd.	400	21,912
Berkshire Hathaway, Inc. Class B (a)	10,410	2,091,265
Brighthouse Financial, Inc. (a)	30	1,089
Chubb Ltd.	3,051	427,384
Cincinnati Financial Corp.	320	27,488
CNA Financial Corp.	400	17,340
Everest Re Group Ltd.	120	25,915
Fidelity National Financial, Inc.	2,557	93,458
First American Financial Corp.	2,700	139,050
The Hanover Insurance Group, Inc.	1,260	143,854
The Hartford Financial Services Group, Inc.	6,090	302,795
Lincoln National Corp.	3,398	199,463
Loews Corp.	4,220	202,265
Markel Corp. (a)	5	4,981
Mercury General Corp.	90	4,506
MetLife, Inc.	14,540	618,968
Old Republic International Corp.	4,300	89,956
Principal Financial Group, Inc.	4,300	215,817
Prudential Financial, Inc.	5,960	547,605
Reinsurance Group of America, Inc.	770	109,325
RenaissanceRe Holdings Ltd.	1,230	176,505
Torchmark Corp.	890	72,936
The Travelers Cos., Inc.	809	110,962
Unum Group	2,600	87,958
Voya Financial, Inc.	8,800	439,648
W.R. Berkley Corp.	900	76,248
White Mountains Insurance Group Ltd.	3	2,776

		8,421,891

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	4,200	$207,690
Jones Lang LaSalle, Inc.	1,580	243,604

		451,294

Real Estate Investment Trusts (REITS) — 5.1%
AGNC Investment Corp.	3,400	61,200
Alexandria Real Estate Equities, Inc.	20	2,851
American Campus Communities, Inc.	100	4,758
Annaly Capital Management, Inc.	30,260	302,297
Apartment Investment & Management Co. Class A	99	4,979
Apple Hospitality REIT, Inc.	2,500	40,750
AvalonBay Communities, Inc.	324	65,037
Boston Properties, Inc.	50	6,694
Brixmor Property Group, Inc.	3,300	60,621
Camden Property Trust	100	10,150
Chimera Investment Corp.	27,620	517,599
Columbia Property Trust, Inc.	1,900	42,769
Digital Realty Trust, Inc.	30	3,570
Duke Realty Corp.	900	27,522
EPR Properties	4,600	353,740
Equity Commonwealth	4,967	162,371
Equity Residential	800	60,256
Essex Property Trust, Inc.	113	32,684
Gaming and Leisure Properties, Inc.	1,000	38,570
HCP, Inc.	600	18,780
Highwoods Properties, Inc.	800	37,424
Hospitality Properties Trust	540	14,207
Host Hotels & Resorts, Inc.	3	57
Hudson Pacific Properties, Inc.	1,300	44,746
Iron Mountain, Inc.	4,400	156,024
JBG SMITH Properties	19	786
Kilroy Realty Corp.	100	7,596
Kimco Realty Corp.	25,800	477,300
Liberty Property Trust	2,170	105,071
Life Storage, Inc.	1,900	184,813
The Macerich Co.	1,882	81,585
Medical Properties Trust, Inc.	5,900	109,209
MFA Financial, Inc.	28,300	205,741
Mid-America Apartment Communities, Inc.	183	20,007
National Retail Properties, Inc.	300	16,617
New Residential Investment Corp.	14,400	243,504
Omega Healthcare Investors, Inc.	400	15,260
Outfront Media, Inc.	14,400	336,960
Park Hotels & Resorts, Inc.	18,600	578,088
Prologis, Inc.	5,593	402,416
Realty Income Corp.	600	44,136
Senior Housing Properties Trust	40,200	473,556
SL Green Realty Corp.	1,180	106,106
Spirit Realty Capital, Inc.	1,040	41,319
Starwood Property Trust, Inc.	8,300	185,505

	Number of Shares	Value
Two Harbors Investment Corp.	26,350	$356,515
UDR, Inc.	3,100	140,926
Uniti Group, Inc. (b)	72	806
Ventas, Inc.	900	57,429
VEREIT, Inc.	32,400	271,188
Vornado Realty Trust	38	2,563
Weingarten Realty Investors	900	26,433
Welltower, Inc.	4,000	310,400
Weyerhaeuser Co.	800	21,072
WP Carey, Inc.	800	62,664

		6,955,227

Savings & Loans — 0.2%
New York Community Bancorp, Inc.	90	1,041
People’s United Financial, Inc.	4,200	69,048
Sterling Bancorp	8,500	158,355

		228,444

		38,499,080

Industrial — 8.3%
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	160	48,025
United Technologies Corp.	9,730	1,254,100

		1,302,125

Building Materials — 0.5%
Fortune Brands Home & Security, Inc.	200	9,522
Johnson Controls International PLC	7,529	278,121
Lennox International, Inc.	1,000	264,400
Owens Corning	2,300	108,376

		660,419

Electrical Components & Equipment — 0.6%
AMETEK, Inc.	3,400	282,098
Emerson Electric Co.	3,200	219,104
Energizer Holdings, Inc.	7,500	336,975

		838,177

Electronics — 1.3%
ADT, Inc. (b)	30,600	195,534
Agilent Technologies, Inc.	1,100	88,418
Arrow Electronics, Inc. (a)	500	38,530
FLIR Systems, Inc.	2,400	114,192
Garmin Ltd.	800	69,080
Gentex Corp.	1,400	28,952
Honeywell International, Inc.	3,110	494,241
Jabil, Inc.	15,200	404,168
Keysight Technologies, Inc. (a)	2,400	209,280
nVent Electric PLC	1,519	40,983
PerkinElmer, Inc.	10	964
Resideo Technologies, Inc. (a)	518	9,992
Trimble, Inc. (a)	600	24,240

		1,718,574

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.6%
AECOM (a)	5,211	$154,610
Arcosa, Inc.	12,800	391,040
Fluor Corp.	4,600	169,280
Jacobs Engineering Group, Inc.	2,000	150,380

		865,310

Environmental Controls — 0.4%
Pentair PLC	10,419	463,750
Republic Services, Inc.	290	23,310
Waste Management, Inc.	340	35,329

		522,389

Hand & Machine Tools — 0.1%
Regal Beloit Corp.	600	49,122
Snap-on, Inc.	360	56,347
Stanley Black & Decker, Inc.	5	681

		106,150

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	360	48,777
Oshkosh Corp.	300	22,539
Terex Corp.	400	12,852

		84,168

Machinery – Diversified — 0.8%
AGCO Corp.	1,066	74,140
Cummins, Inc.	1,040	164,185
Curtiss-Wright Corp.	1,080	122,407
Dover Corp.	2,900	272,020
GrafTech International Ltd.	15,900	203,361
IDEX Corp.	810	122,910
Roper Technologies, Inc.	530	181,244

		1,140,267

Miscellaneous – Manufacturing — 1.3%
AptarGroup, Inc.	600	63,834
Carlisle Cos., Inc.	760	93,191
Crane Co.	820	69,389
Eaton Corp. PLC	4,372	352,208
General Electric Co.	90	899
Hexcel Corp.	3,900	269,724
Ingersoll-Rand PLC	1,500	161,925
ITT, Inc.	1,000	58,000
Parker-Hannifin Corp.	1,200	205,944
Textron, Inc.	6,900	349,554
Trinity Industries, Inc.	3,900	84,747

		1,709,415

Packaging & Containers — 0.9%
Ardagh Group SA	17,500	227,500
Ball Corp.	100	5,786
Bemis Co., Inc.	60	3,329
Berry Global Group, Inc. (a)	3,400	183,158
Owens-Illinois, Inc.	22,300	423,254
Silgan Holdings, Inc.	5,800	171,854

	Number of Shares	Value
Sonoco Products Co.	2,100	$129,213
WestRock Co.	3,440	131,924

		1,276,018

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	1,880	389,536

Transportation — 0.5%
CSX Corp.	3,600	269,352
Norfolk Southern Corp.	1,840	343,878
Ryder System, Inc.	90	5,579
Union Pacific Corp.	320	53,504

		672,313

		11,284,861

Technology — 7.0%
Computers — 2.0%
Amdocs Ltd.	800	43,288
Conduent, Inc. (a)	13,651	188,793
Dell Technologies C (a)	9,493	557,144
DXC Technology Co.	4,000	257,240
Hewlett Packard Enterprise Co.	24,200	373,406
HP, Inc.	27,800	540,154
International Business Machines Corp.	3,040	428,944
Leidos Holdings, Inc.	1,650	105,749
Western Digital Corp.	3,336	160,328

		2,655,046

Office & Business Equipment — 0.3%
Xerox Corp.	13,414	428,980

Semiconductors — 2.5%
Analog Devices, Inc.	1,700	178,959
Broadcom, Inc.	1,790	538,271
Cypress Semiconductor Corp.	4,400	65,648
Intel Corp.	24,400	1,310,280
Micron Technology, Inc. (a)	6,600	272,778
NXP Semiconductor NV	1,960	173,244
QUALCOMM, Inc.	14,600	832,638
Teradyne, Inc.	1,200	47,808

		3,419,626

Software — 2.2%
Akamai Technologies, Inc. (a)	3,300	236,643
Fidelity National Information Services, Inc.	2,010	227,331
Microsoft Corp.	4,840	570,830
Oracle Corp.	31,800	1,707,978
SS&C Technologies Holdings, Inc	100	6,369
Synopsys, Inc. (a)	523	60,223
Teradata Corp. (a)	4,100	178,965

		2,988,339

		9,491,991

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 5.4%
Electric — 5.3%
AES Corp.	34,300	$620,144
Alliant Energy Corp.	600	28,278
Ameren Corp.	2,360	173,578
American Electric Power Co., Inc.	5,430	454,762
CenterPoint Energy, Inc.	9,100	279,370
CMS Energy Corp.	2,300	127,742
Consolidated Edison, Inc.	2,260	191,671
Dominion Energy, Inc.	4,185	320,822
DTE Energy Co.	1,880	234,511
Duke Energy Corp.	3,314	298,260
Edison International	680	42,106
Entergy Corp.	3,300	315,579
Evergy, Inc.	1,760	102,168
Eversource Energy	4,881	346,307
Exelon Corp.	15,175	760,723
FirstEnergy Corp.	2,727	113,470
Hawaiian Electric Industries, Inc.	9,100	371,007
NextEra Energy, Inc.	2	387
NRG Energy, Inc.	3,500	148,680
OGE Energy Corp.	3,600	155,232
Pinnacle West Capital Corp.	160	15,293
PPL Corp.	15,600	495,144
Public Service Enterprise Group, Inc.	1,100	65,351
Sempra Energy	840	105,722
The Southern Co.	14,850	767,448
Vistra Energy Corp.	7,800	203,034
WEC Energy Group, Inc.	4,020	317,902
Xcel Energy, Inc.	1,520	85,439

		7,140,130

Gas — 0.1%
Atmos Energy Corp.	250	25,732
National Fuel Gas Co.	1,150	70,104
NiSource, Inc.	490	14,043
UGI Corp.	435	24,108

		133,987

Water — 0.0%
Aqua America, Inc.	25	911

		7,275,028

TOTAL COMMON STOCK (Cost $131,668,235)		134,645,911

TOTAL EQUITIES (Cost $131,668,235)		134,645,911

	Number of Shares	Value
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	737,874	$737,874

TOTAL MUTUAL FUNDS (Cost $737,874)		737,874

TOTAL LONG-TERM INVESTMENTS (Cost $132,406,109)		135,383,785

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$272,155	272,155

TOTAL SHORT-TERM INVESTMENTS (Cost $272,155)		272,155

TOTAL INVESTMENTS — 100.1% (Cost $132,678,264) (e)		135,655,940

Other Assets/(Liabilities) — (0.1)%		(145,135)

NET ASSETS — 100.0%		$135,510,805

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $706,040 or 0.52% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $272,184. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $281,827.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Communications — 13.6%
Internet — 8.6%
Amazon.com, Inc. (a)	2,585	$4,603,239
Booking Holdings, Inc. (a)	810	1,413,377
Facebook, Inc. Class A (a)	28,646	4,775,002

		10,791,618

Telecommunications — 5.0%
Motorola Solutions, Inc.	27,050	3,798,361
Verizon Communications, Inc.	40,350	2,385,895

		6,184,256

		16,975,874

Consumer, Cyclical — 10.9%
Auto Manufacturers — 0.7%
General Motors Co.	22,410	831,411

Distribution & Wholesale — 1.4%
Fastenal Co.	27,330	1,757,592

Home Builders — 0.5%
D.R. Horton, Inc.	15,370	636,011

Retail — 8.3%
Best Buy Co., Inc.	33,280	2,364,877
Lowe’s Cos., Inc.	26,970	2,952,406
O’Reilly Automotive, Inc. (a)	4,420	1,716,286
Starbucks Corp.	29,740	2,210,872
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,240	1,129,885

		10,374,326

		13,599,340

Consumer, Non-cyclical — 25.1%
Agriculture — 2.9%
Philip Morris International, Inc.	40,249	3,557,609

Beverages — 0.7%
Constellation Brands, Inc. Class A	4,910	860,870

Biotechnology — 0.9%
Gilead Sciences, Inc.	17,200	1,118,172

Commercial Services — 3.3%
Cintas Corp.	3,810	770,039
Ecolab, Inc.	5,060	893,292
Nielsen Holdings PLC	13,010	307,947
S&P Global, Inc.	10,410	2,191,826

		4,163,104

Cosmetics & Personal Care — 2.2%
The Procter & Gamble Co.	26,340	2,740,677

Health Care – Products — 2.8%
Align Technology, Inc. (a)	2,070	588,563
Boston Scientific Corp. (a)	35,953	1,379,876

	Number of Shares	Value
Zimmer Biomet Holdings, Inc.	12,400	$1,583,480

		3,551,919

Health Care – Services — 4.1%
DaVita, Inc. (a)	8,720	473,409
Laboratory Corp. of America Holdings (a)	3,790	579,794
UnitedHealth Group, Inc.	16,269	4,022,673

		5,075,876

Household Products & Wares — 1.3%
Church & Dwight Co., Inc.	23,190	1,651,824

Pharmaceuticals — 6.9%
AstraZeneca PLC Sponsored ADR	31,540	1,275,162
Elanco Animal Health, Inc. (a)	80,730	2,589,011
Merck & Co., Inc.	57,611	4,791,507

		8,655,680

		31,375,731

Energy — 4.3%
Oil & Gas — 2.4%
Suncor Energy, Inc.	92,088	2,986,414

Oil & Gas Services — 0.8%
Schlumberger Ltd.	24,730	1,077,486

Pipelines — 1.1%
Magellan Midstream Partners LP (b)	22,494	1,363,811

		5,427,711

Financial — 16.9%
Banks — 6.0%
JP Morgan Chase & Co.	51,050	5,167,791
SunTrust Banks, Inc.	28,248	1,673,694
SVB Financial Group (a)	2,750	611,490

		7,452,975

Diversified Financial Services — 2.6%
Intercontinental Exchange, Inc.	23,740	1,807,564
Visa, Inc. Class A	9,550	1,491,614

		3,299,178

Insurance — 5.4%
AXA Equitable Holdings, Inc.	122,065	2,458,389
Berkshire Hathaway, Inc. Class B (a)	13,440	2,699,962
The Progressive Corp.	22,470	1,619,862

		6,778,213

Real Estate Investment Trusts (REITS) — 2.9%
Prologis, Inc.	49,407	3,554,834

		21,085,200

Industrial — 9.5%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	10,503	3,152,580

Electronics — 2.1%
Agilent Technologies, Inc.	32,384	2,603,026

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 1.2%
Republic Services, Inc.	19,044	$1,530,757

Miscellaneous – Manufacturing — 1.3%
Illinois Tool Works, Inc.	11,160	1,601,795

Transportation — 2.4%
Union Pacific Corp.	17,620	2,946,064

		11,834,222

Technology — 16.0%
Computers — 5.1%
Amdocs Ltd.	27,144	1,468,762
Apple, Inc.	7,682	1,459,196
DXC Technology Co.	24,730	1,590,386
NetApp, Inc.	17,300	1,199,582
Western Digital Corp.	14,328	688,604

		6,406,530

Semiconductors — 2.4%
Applied Materials, Inc.	43,653	1,731,278
Texas Instruments, Inc.	11,720	1,243,140

		2,974,418

Software — 8.5%
Cerner Corp. (a)	10,245	586,116
First Data Corp. Class A (a)	25,518	670,358
Microsoft Corp.	71,150	8,391,431
ServiceNow, Inc. (a)	4,110	1,013,074

		10,660,979

		20,041,927

Utilities — 1.5%
Electric — 1.5%
Duke Energy Corp.	20,280	1,825,200

TOTAL COMMON STOCK (Cost $109,008,519)		122,165,205

TOTAL EQUITIES (Cost $109,008,519)		122,165,205

TOTAL LONG-TERM INVESTMENTS (Cost $109,008,519)		122,165,205

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/29/19, 1.250%, due 4/01/19 (c)	$2,589,074	$2,589,074

TOTAL SHORT-TERM INVESTMENTS (Cost $2,589,074)		2,589,074

TOTAL INVESTMENTS — 99.9% (Cost $111,597,593) (d)		124,754,279

Other Assets/(Liabilities) — 0.1%		124,629

NET ASSETS — 100.0%		$124,878,908

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Maturity value of $2,589,344. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 3/31/22, and an aggregate market value, including accrued interest, of $2,641,040.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 1.4%
Chemicals — 1.0%
Celanese Corp.	1,520	$149,887
The Chemours Co.	8,200	304,712
Element Solutions, Inc. (a)	1,300	13,130
FMC Corp.	1,700	130,594
Linde PLC	6,930	1,219,195
LyondellBasell Industries NV Class A	2,970	249,718
The Sherwin-Williams Co.	1,780	766,664
Versum Materials, Inc.	20	1,006
Westlake Chemical Corp.	3,320	225,295

		3,060,201

Forest Products & Paper — 0.2%
International Paper Co.	12,700	587,629

Iron & Steel — 0.2%
Steel Dynamics, Inc.	17,300	610,171

Mining — 0.0%
Royal Gold, Inc.	300	27,279
Southern Copper Corp.	2	79

		27,358

		4,285,359

Communications — 20.1%
Advertising — 0.5%
The Interpublic Group of Cos., Inc.	40,600	853,006
Omnicom Group, Inc.	10,700	780,993

		1,633,999

Internet — 17.2%
Alphabet, Inc. Class A (a)	7,899	9,296,254
Alphabet, Inc. Class C (a)	6,989	8,200,264
Amazon.com, Inc. (a)	8,941	15,921,686
Booking Holdings, Inc. (a)	1,005	1,753,634
CDW Corp.	4,500	433,665
eBay, Inc.	9,600	356,544
Expedia Group, Inc.	2,052	244,188
F5 Networks, Inc. (a)	3,430	538,270
Facebook, Inc. Class A (a)	55,150	9,192,953
GoDaddy, Inc. Class A (a)	4,000	300,760
IAC/InterActiveCorp (a)	3,470	729,082
Match Group, Inc.	3,400	192,474
Netflix, Inc. (a)	7,887	2,812,189
Okta, Inc. (a)	5,400	446,742
Palo Alto Networks, Inc. (a)	1,910	463,901
Twitter, Inc. (a)	22,200	729,936
VeriSign, Inc. (a)	2,650	481,134
Zendesk, Inc. (a)	7,600	646,000

		52,739,676

	Number of Shares	Value
Media — 1.6%
AMC Networks, Inc. Class A (a)	17,900	$1,016,004
CBS Corp.	10,200	484,806
Charter Communications, Inc. Class A (a)	2,460	853,398
Sirius XM Holdings, Inc.	20,300	115,101
The Walt Disney Co.	22,900	2,542,587

		5,011,896

Telecommunications — 0.8%
Arista Networks, Inc. (a)	1,590	499,991
LogMeIn, Inc.	40	3,204
Motorola Solutions, Inc.	6,440	904,305
T-Mobile US, Inc. (a)	9,500	656,450
Ubiquiti Networks, Inc.	1,370	205,103

		2,269,053

		61,654,624

Consumer, Cyclical — 11.2%
Airlines — 0.4%
Delta Air Lines, Inc.	3,200	165,280
Southwest Airlines Co.	19,700	1,022,627

		1,187,907

Apparel — 0.8%
Carter’s, Inc.	100	10,079
Columbia Sportswear Co.	100	10,418
Hanesbrands, Inc.	8,900	159,132
NIKE, Inc. Class B	14,780	1,244,624
Skechers U.S.A., Inc. Class A (a)	23,910	803,615
VF Corp.	800	69,528

		2,297,396

Auto Parts & Equipment — 0.8%
Allison Transmission Holdings, Inc.	24,600	1,105,032
Aptiv PLC	7,700	612,073
Lear Corp.	5,810	788,475
Visteon Corp. (a)	100	6,735

		2,512,315

Distribution & Wholesale — 0.2%
Copart, Inc. (a)	100	6,059
HD Supply Holdings, Inc. (a)	2,300	99,705
KAR Auction Services, Inc.	4,200	215,502
W.W. Grainger, Inc.	1,140	343,060

		664,326

Entertainment — 0.1%
Lions Gate Entertainment Corp. Class A	100	1,564
Lions Gate Entertainment Corp. Class B	100	1,510
Live Nation Entertainment, Inc. (a)	3,700	235,098

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Madison Square Garden Co. Class A (a)	3	$879

		239,051

Home Builders — 0.6%
D.R. Horton, Inc.	10,400	430,352
NVR, Inc. (a)	10	27,670
PulteGroup, Inc.	10,000	279,600
Thor Industries, Inc.	10,520	656,133
Toll Brothers, Inc.	10,000	362,000

		1,755,755

Home Furnishing — 0.0%
Tempur Sealy International, Inc. (a)	1,200	69,204

Housewares — 0.0%
The Toro Co.	60	4,130

Leisure Time — 0.2%
Brunswick Corp.	10,900	548,597

Lodging — 0.6%
Choice Hotels International, Inc.	700	54,418
Extended Stay America, Inc.	2,300	41,285
Hilton Worldwide Holdings, Inc.	5,700	473,727
Las Vegas Sands Corp.	10,200	621,792
Marriott International, Inc. Class A	977	122,213
MGM Resorts International	16,700	428,522
Wyndham Destinations, Inc.	3,850	155,886
Wyndham Hotels & Resorts, Inc.	50	2,500
Wynn Resorts Ltd.	60	7,159

		1,907,502

Retail — 7.5%
Advance Auto Parts, Inc.	1,660	283,080
AutoZone, Inc. (a)	898	919,660
Best Buy Co., Inc.	18,500	1,314,610
Burlington Stores, Inc. (a)	3,000	470,040
Chipotle Mexican Grill, Inc. (a)	883	627,204
Costco Wholesale Corp.	10,020	2,426,243
Darden Restaurants, Inc.	1,290	156,696
Dollar General Corp.	8,440	1,006,892
Dollar Tree, Inc. (a)	27	2,836
Domino’s Pizza, Inc.	20	5,162
Dunkin’ Brands Group, Inc.	4,200	315,420
The Gap, Inc.	400	10,472
The Home Depot, Inc.	13,510	2,592,434
L Brands, Inc.	18,900	521,262
Lowe’s Cos., Inc.	23,200	2,539,704
Lululemon Athletica, Inc. (a)	4,510	739,054
McDonald’s Corp.	780	148,122
The Michaels Cos., Inc. (a)	39,300	448,806
Nordstrom, Inc.	13,300	590,254
Nu Skin Enterprises, Inc. Class A	30	1,436
O’Reilly Automotive, Inc. (a)	2,270	881,441
Ross Stores, Inc.	9,660	899,346

	Number of Shares	Value
Starbucks Corp.	29,500	$2,193,030
Tapestry, Inc.	9	292
The TJX Cos., Inc.	27,640	1,470,724
Tractor Supply Co.	3,600	351,936
Urban Outfitters, Inc. (a)	18,000	533,520
Williams-Sonoma, Inc. (b)	17,100	962,217
Yum China Holdings, Inc.	16,700	749,997
Yum! Brands, Inc.	40	3,992

		23,165,882

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	270	22,956

		34,375,021

Consumer, Non-cyclical — 21.2%
Agriculture — 0.8%
Altria Group, Inc.	39,670	2,278,248

Beverages — 1.8%
Brown-Forman Corp. Class B	17	897
The Coca-Cola Co.	36,560	1,713,202
Constellation Brands, Inc. Class A	1,280	224,422
Keurig Dr Pepper, Inc.	1,400	39,158
Monster Beverage Corp. (a)	750	40,935
PepsiCo, Inc.	29,599	3,627,358

		5,645,972

Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc. (a)	3,040	410,947
Amgen, Inc.	24,260	4,608,915
Biogen, Inc. (a)	7,550	1,784,669
Celgene Corp. (a)	26,300	2,481,142
Gilead Sciences, Inc.	38,820	2,523,688
Illumina, Inc. (a)	820	254,766
Ionis Pharmaceuticals, Inc. (a)	7,300	592,541
Regeneron Pharmaceuticals, Inc. (a)	1,670	685,735
Vertex Pharmaceuticals, Inc. (a)	5,730	1,054,034

		14,396,437

Commercial Services — 4.3%
Automatic Data Processing, Inc.	11,770	1,880,140
Booz Allen Hamilton Holding Corp.	6,100	354,654
Cintas Corp.	20	4,042
CoreLogic, Inc. (a)	5,800	216,108
CoStar Group, Inc. (a)	180	83,956
Ecolab, Inc.	728	128,521
Euronet Worldwide, Inc. (a)	7,740	1,103,647
FleetCor Technologies, Inc. (a)	520	128,227
Global Payments, Inc.	3,640	496,933
Grand Canyon Education, Inc. (a)	860	98,479
H&R Block, Inc.	18,500	442,890
Moody’s Corp.	750	135,817
PayPal Holdings, Inc. (a)	39,560	4,107,910
Quanta Services, Inc.	25,200	951,048
Robert Half International, Inc.	11,100	723,276

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rollins, Inc.	1,500	$62,430
S&P Global, Inc.	880	185,284
Sabre Corp.	24,000	513,360
Service Corp. International	800	32,120
ServiceMaster Global Holdings, Inc. (a)	6,700	312,890
Square, Inc. Class A (a)	1,600	119,872
Total System Services, Inc.	7,200	684,072
TransUnion	500	33,420
United Rentals, Inc. (a)	3,110	355,317
Verisk Analytics, Inc.	200	26,600
Worldpay, Inc. Class A (a)	600	68,100

		13,249,113

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	380	26,045
The Estee Lauder Cos., Inc. Class A	4,890	809,540

		835,585

Foods — 0.6%
Campbell Soup Co.	2,600	99,138
General Mills, Inc.	2,560	132,480
The Hershey Co.	900	103,347
Kellogg Co.	2,840	162,959
Post Holdings, Inc. (a)	5,900	645,460
Sysco Corp.	12,100	807,796
US Foods Holding Corp. (a)	400	13,964

		1,965,144

Health Care – Products — 1.3%
ABIOMED, Inc. (a)	400	114,236
Align Technology, Inc. (a)	1,480	420,808
Baxter International, Inc.	2,620	213,032
Becton Dickinson & Co.	13	3,246
Boston Scientific Corp. (a)	2,700	103,626
Edwards Lifesciences Corp. (a)	1,380	264,035
Henry Schein, Inc. (a)	80	4,809
Hill-Rom Holdings, Inc.	1,900	201,134
ICU Medical, Inc. (a)	3,160	756,283
IDEXX Laboratories, Inc. (a)	470	105,092
Intuitive Surgical, Inc. (a)	58	33,094
ResMed, Inc.	1,450	150,757
Stryker Corp.	6,950	1,372,764
Teleflex, Inc.	190	57,410
Thermo Fisher Scientific, Inc.	580	158,758
Varian Medical Systems, Inc. (a)	350	49,602

		4,008,686

Health Care – Services — 2.5%
Centene Corp. (a)	3,902	207,196
Charles River Laboratories International, Inc. (a)	800	116,200
HCA Healthcare, Inc.	5,420	706,660
Humana, Inc.	2,240	595,840
Molina Healthcare, Inc. (a)	1,460	207,262

	Number of Shares	Value
UnitedHealth Group, Inc.	23,590	$5,832,863
WellCare Health Plans, Inc. (a)	310	83,622

		7,749,643

Household Products & Wares — 0.5%
Avery Dennison Corp.	2,600	293,800
Church & Dwight Co., Inc.	2,820	200,869
The Clorox Co.	370	59,370
Kimberly-Clark Corp.	8,420	1,043,238

		1,597,277

Pharmaceuticals — 4.4%
AbbVie, Inc.	52,583	4,237,664
AmerisourceBergen Corp.	7,660	609,123
Bristol-Myers Squibb Co.	22,100	1,054,391
Cigna Corp. (a)	2,431	390,953
CVS Health Corp.	14,460	779,828
Eli Lilly & Co.	12,480	1,619,405
Herbalife Nutrition Ltd. (a)	19,060	1,009,989
Jazz Pharmaceuticals PLC (a)	5,610	801,950
Johnson & Johnson	11,500	1,607,585
McKesson Corp.	6,240	730,454
Merck & Co., Inc.	3,000	249,510
Zoetis, Inc.	5,000	503,350

		13,594,202

		65,320,307

Energy — 0.4%
Oil & Gas — 0.3%
Anadarko Petroleum Corp.	7,800	354,744
Cimarex Energy Co.	1,200	83,880
Continental Resources, Inc. (a)	3,340	149,532
EOG Resources, Inc.	90	8,566
Pioneer Natural Resources Co.	2,610	397,451

		994,173

Oil & Gas Services — 0.0%
Halliburton Co.	1,100	32,230

Pipelines — 0.1%
ONEOK, Inc.	1,300	90,792

		1,117,195

Financial — 9.1%
Banks — 0.4%
Comerica, Inc.	6,000	439,920
East West Bancorp, Inc.	500	23,985
Northern Trust Corp.	850	76,849
Pinnacle Financial Partners, Inc.	7,800	426,660
State Street Corp.	500	32,905
SVB Financial Group (a)	1,000	222,360
Western Alliance Bancorp (a)	1,600	65,664

		1,288,343

Diversified Financial Services — 6.1%
Air Lease Corp.	100	3,435

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alliance Data Systems Corp.	5,940	$1,039,381
American Express Co.	2,300	251,390
Ameriprise Financial, Inc.	7,960	1,019,676
Capital One Financial Corp.	100	8,169
The Charles Schwab Corp.	27,600	1,180,176
CME Group, Inc.	1,470	241,933
Credit Acceptance Corp. (a)	240	108,463
Discover Financial Services	4,700	334,452
E*TRADE Financial Corp.	15,700	728,951
Eaton Vance Corp.	900	36,279
Evercore, Inc. Class A	9,200	837,200
Intercontinental Exchange, Inc.	1,250	95,175
Lazard Ltd. Class A	3,200	115,648
LPL Financial Holdings, Inc.	10,000	696,500
Mastercard, Inc. Class A	15,760	3,710,692
OneMain Holdings, Inc.	21,300	676,275
Raymond James Financial, Inc.	1,100	88,451
Santander Consumer USA Holdings, Inc.	7,400	156,362
SEI Investments Co.	3,800	198,550
Synchrony Financial	25,200	803,880
T. Rowe Price Group, Inc.	10	1,001
TD Ameritrade Holding Corp.	11,900	594,881
Virtu Financial, Inc. Class A	30,100	714,875
Visa, Inc. Class A	31,170	4,868,442
The Western Union Co.	11,220	207,234

		18,717,471

Insurance — 0.7%
Alleghany Corp. (a)	50	30,620
American International Group, Inc.	200	8,612
Aon PLC	200	34,140
Arch Capital Group Ltd. (a)	17,900	578,528
Axis Capital Holdings Ltd.	400	21,912
Berkshire Hathaway, Inc. Class B (a)	290	58,258
Erie Indemnity Co. Class A	70	12,496
Marsh & McLennan Cos., Inc.	200	18,780
The Progressive Corp.	15,900	1,146,231
RenaissanceRe Holdings Ltd.	90	12,915
Voya Financial, Inc.	300	14,988

		1,937,480

Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	13,000	642,850

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	9,355	1,843,496
Crown Castle International Corp.	9,290	1,189,120
Equinix, Inc.	447	202,563
Equity LifeStyle Properties, Inc.	100	11,430
Extra Space Storage, Inc.	100	10,191
Gaming and Leisure Properties, Inc.	7,400	285,418
Lamar Advertising Co. Class A	300	23,778
Life Storage, Inc.	100	9,727
Omega Healthcare Investors, Inc.	5,800	221,270

	Number of Shares	Value
Public Storage	3,950	$860,231
Simon Property Group, Inc.	3,489	635,731

		5,292,955

		27,879,099

Industrial — 10.3%
Aerospace & Defense — 3.4%
The Boeing Co.	15,380	5,866,240
General Dynamics Corp.	470	79,562
Harris Corp.	2,690	429,620
HEICO Corp.	12	1,138
HEICO Corp. Class A	468	39,340
Lockheed Martin Corp.	1,730	519,277
Northrop Grumman Corp.	2,030	547,288
Raytheon Co.	7,050	1,283,664
Spirit AeroSystems Holdings, Inc. Class A	9,000	823,770
TransDigm Group, Inc. (a)	1,680	762,703

		10,352,602

Building Materials — 0.6%
Armstrong World Industries, Inc.	15,400	1,223,068
Eagle Materials, Inc.	10	843
Fortune Brands Home & Security, Inc.	200	9,522
Lennox International, Inc.	2,740	724,456

		1,957,889

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	1,175	97,490
Emerson Electric Co.	110	7,531
Energizer Holdings, Inc.	17,500	786,275
Universal Display Corp.	1,040	158,964

		1,050,260

Electronics — 1.1%
Amphenol Corp. Class A	100	9,444
FLIR Systems, Inc.	4,000	190,320
Fortive Corp.	960	80,534
Gentex Corp.	4,720	97,610
Honeywell International, Inc.	11,430	1,816,456
Mettler-Toledo International, Inc. (a)	130	93,990
National Instruments Corp.	3,300	146,388
Resideo Technologies, Inc. (a)	2,320	44,753
Sensata Technologies Holding PLC (a)	5,500	247,610
Waters Corp. (a)	2,550	641,860

		3,368,965

Engineering & Construction — 0.2%
frontdoor, Inc. (a)	19,600	674,632

Environmental Controls — 0.1%
Waste Management, Inc.	3,320	344,981

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	500	41,935

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
BWX Technologies, Inc.	400	$19,832
Caterpillar, Inc.	2,150	291,304

		311,136

Machinery – Diversified — 0.6%
Cummins, Inc.	1,980	312,583
Curtiss-Wright Corp.	2,380	269,749
Gardner Denver Holdings, Inc. (a)	1,100	30,591
Graco, Inc.	3,390	167,873
IDEX Corp.	2,190	332,311
Nordson Corp.	10	1,325
Rockwell Automation, Inc.	4,000	701,840
Roper Technologies, Inc.	130	44,456
Xylem, Inc.	500	39,520

		1,900,248

Miscellaneous – Manufacturing — 0.9%
3M Co.	5,400	1,122,012
Illinois Tool Works, Inc.	930	133,483
Ingersoll-Rand PLC	4,900	528,955
Parker-Hannifin Corp.	520	89,242
Textron, Inc.	16,400	830,824

		2,704,516

Packaging & Containers — 0.4%
Berry Global Group, Inc. (a)	3,800	204,706
Crown Holdings, Inc. (a)	2,600	141,882
Packaging Corp. of America	2,630	261,369
Sealed Air Corp.	1,400	64,484
Silgan Holdings, Inc.	19,000	562,970

		1,235,411

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	4,690	971,768

Transportation — 2.2%
C.H. Robinson Worldwide, Inc.	7,600	661,124
CSX Corp.	10,300	770,646
Expeditors International of Washington, Inc.	4,900	371,910
Landstar System, Inc.	1,360	148,770
Old Dominion Freight Line, Inc.	2,180	314,770
Schneider National, Inc. Class B	200	4,210
Union Pacific Corp.	17,570	2,937,704
United Parcel Service, Inc. Class B	14,990	1,674,983

		6,884,117

		31,798,460

Technology — 25.4%
Computers — 10.7%
Accenture PLC Class A	16,480	2,900,810
Apple, Inc.	115,233	21,888,508
Cognizant Technology Solutions Corp. Class A	11,800	854,910
Dell Technologies C (a)	16,848	988,809

	Number of Shares	Value
DXC Technology Co.	12,400	$797,444
EPAM Systems, Inc. (a)	3,670	620,707
Fortinet, Inc. (a)	8,500	713,745
Genpact Ltd.	1,700	59,806
International Business Machines Corp.	20,090	2,834,699
NCR Corp. (a)	5,600	152,824
NetApp, Inc.	13,300	922,222

		32,734,484

Office & Business Equipment — 0.2%
Zebra Technologies Corp. Class A (a)	2,470	517,539

Semiconductors — 3.2%
Analog Devices, Inc.	395	41,582
Broadcom, Inc.	5,990	1,801,253
IPG Photonics Corp. (a)	660	100,175
KLA-Tencor Corp.	6,670	796,465
Lam Research Corp.	3,290	588,943
Maxim Integrated Products, Inc.	900	47,853
Micron Technology, Inc. (a)	24,500	1,012,585
MKS Instruments, Inc.	200	18,610
NVIDIA Corp.	120	21,547
NXP Semiconductor NV	5,480	484,377
ON Semiconductor Corp. (a)	33,500	689,095
Skyworks Solutions, Inc.	1,920	158,361
Teradyne, Inc.	22,700	904,368
Texas Instruments, Inc.	23,490	2,491,584
Xilinx, Inc.	6,230	789,902

		9,946,700

Software — 11.3%
Activision Blizzard, Inc.	2,100	95,613
Adobe, Inc. (a)	1,530	407,730
Akamai Technologies, Inc. (a)	9,100	652,561
ANSYS, Inc. (a)	450	82,220
Aspen Technology, Inc. (a)	3,700	385,762
Atlassian Corp. PLC Class A (a)	5,700	640,623
Autodesk, Inc. (a)	280	43,630
Broadridge Financial Solutions, Inc.	4,310	446,904
Cadence Design Systems, Inc. (a)	9,500	603,345
CDK Global, Inc.	3,500	205,870
Citrix Systems, Inc.	7,180	715,559
Covetrus, Inc. (a)	32	1,019
Electronic Arts, Inc. (a)	710	72,157
Fair Isaac Corp. (a)	1,190	323,240
Fidelity National Information Services, Inc.	190	21,489
First Data Corp. Class A (a)	19,600	514,892
Fiserv, Inc. (a)	8,380	739,786
Guidewire Software, Inc. (a)	1,910	185,576
Intuit, Inc.	2,710	708,421
Jack Henry & Associates, Inc.	2,840	394,022
Manhattan Associates, Inc. (a)	20,000	1,102,200
Microsoft Corp.	163,530	19,286,728

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MSCI, Inc.	400	$79,536
Oracle Corp.	19,400	1,041,974
Paychex, Inc.	3,200	256,640
Red Hat, Inc. (a)	3,810	696,087
salesforce.com, Inc. (a)	13,090	2,073,063
ServiceNow, Inc. (a)	2,260	557,067
Synopsys, Inc. (a)	300	34,545
Tableau Software, Inc. Class A (a)	1,400	178,192
Take-Two Interactive Software, Inc. (a)	230	21,705
Teradata Corp. (a)	13,900	606,735
Twilio, Inc. Class A (a)	2,900	374,622
Veeva Systems, Inc. Class A (a)	600	76,116
VMware, Inc. Class A	2,910	525,284
Workday, Inc. Class A (a)	3,240	624,834

		34,775,747

		77,974,470

TOTAL COMMON STOCK (Cost $271,692,359)		304,404,535

TOTAL EQUITIES (Cost $271,692,359)		304,404,535

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	973,418	973,418

TOTAL MUTUAL FUNDS (Cost $973,418)		973,418

TOTAL LONG-TERM INVESTMENTS (Cost $272,665,777)		305,377,953

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$3,821,667	$3,821,667

TOTAL SHORT-TERM INVESTMENTS (Cost $3,821,667)		3,821,667

TOTAL INVESTMENTS — 100.6% (Cost $276,487,444) (e)		309,199,620

Other Assets/(Liabilities) — (0.6)%		(1,979,247)

NET ASSETS — 100.0%		$307,220,373

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $952,595 or 0.31% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $3,822,065. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $3,900,284.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 3.8%
Iron & Steel — 1.2%
Allegheny Technologies, Inc. (a)	99,679	$2,548,792

Mining — 2.6%
Compass Minerals International, Inc.	37,300	2,028,001
Kaiser Aluminum Corp.	32,734	3,428,232

		5,456,233

		8,005,025

Communications — 3.1%
Internet — 2.0%
Etsy, Inc. (a)	32,060	2,155,073
Q2 Holdings, Inc. (a)	28,170	1,951,054

		4,106,127

Media — 1.1%
Houghton Mifflin Harcourt Co. (a)	307,973	2,238,964

		6,345,091

Consumer, Cyclical — 15.1%
Airlines — 1.1%
Spirit Airlines, Inc. (a)	42,900	2,267,694

Auto Manufacturers — 0.7%
Navistar International Corp. (a)	46,280	1,494,844

Auto Parts & Equipment — 1.4%
Visteon Corp. (a)	44,940	3,026,709

Distribution & Wholesale — 1.3%
Dorman Products, Inc. (a)	30,200	2,660,318

Retail — 10.6%
AutoNation, Inc. (a)	62,580	2,235,358
BJ’s Wholesale Club Holdings, Inc. (a)	71,470	1,958,278
The Children’s Place, Inc.	32,130	3,125,607
Jack in the Box, Inc.	45,650	3,700,389
The Michaels Cos., Inc. (a)	118,120	1,348,930
Nu Skin Enterprises, Inc. Class A	22,590	1,081,157
Suburban Propane Partners LP (b)	152,720	3,422,455
Texas Roadhouse, Inc.	39,420	2,451,530
The Wendy’s Co.	160,110	2,864,368

		22,188,072

		31,637,637

Consumer, Non-cyclical — 18.6%
Biotechnology — 1.7%
Emergent BioSolutions, Inc. (a)	40,150	2,028,378
Ligand Pharmaceuticals, Inc. (a) (c)	11,890	1,494,692

		3,523,070

Commercial Services — 5.3%
ASGN, Inc. (a)	69,162	4,391,095

	Number of Shares	Value
Korn/Ferry International	105,321	$4,716,274
Paylocity Holding Corp. (a)	22,440	2,001,424

		11,108,793

Health Care – Products — 5.4%
AtriCure, Inc. (a)	39,980	1,071,064
Inogen, Inc. (a)	6,630	632,303
Inspire Medical Systems, Inc. (a)	34,840	1,978,215
Intersect ENT, Inc. (a)	47,230	1,518,445
Quidel Corp. (a)	31,860	2,085,874
Repligen Corp. (a)	33,070	1,953,776
Wright Medical Group NV (a)	67,520	2,123,504

		11,363,181

Health Care – Services — 3.4%
Addus HomeCare Corp. (a)	24,806	1,577,413
LHC Group, Inc. (a)	30,230	3,351,298
Teladoc Health, Inc. (a)	38,110	2,118,916

		7,047,627

Household Products & Wares — 1.1%
Acco Brands Corp.	277,450	2,374,972

Pharmaceuticals — 1.7%
Senseonics Holdings, Inc. (a) (c)	234,581	574,723
TherapeuticsMD, Inc. (a) (c)	230,250	1,121,318
uniQure NV (a)	17,650	1,052,823
Zogenix, Inc. (a) (c)	15,330	843,303

		3,592,167

		39,009,810

Energy — 2.9%
Energy – Alternate Sources — 0.8%
Renewable Energy Group, Inc. (a) (c)	75,954	1,667,950

Oil & Gas — 1.2%
Matador Resources Co. (a)	131,815	2,547,984

Pipelines — 0.9%
Noble Midstream Partners LP (b)	53,020	1,909,250

		6,125,184

Financial — 22.6%
Banks — 6.1%
The Bank of NT Butterfield & Son Ltd.	60,620	2,175,046
BankUnited, Inc.	70,228	2,345,615
Cathay General Bancorp	38,200	1,295,362
Chemical Financial Corp.	48,343	1,989,798
Customers Bancorp, Inc. (a)	53,020	970,796
Heritage Financial Corp.	57,395	1,729,885
IBERIABANK Corp.	33,180	2,379,338

		12,885,840

Diversified Financial Services — 2.5%
Federated Investors, Inc. Class B	49,150	1,440,587

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Focus Financial Partners, Inc. Class A (a)	30,360	$1,082,030
Stifel Financial Corp.	52,290	2,758,820

		5,281,437

Insurance — 1.6%
James River Group Holdings Ltd.	38,422	1,539,954
ProAssurance Corp.	54,680	1,892,475

		3,432,429

Real Estate Investment Trusts (REITS) — 7.2%
Brandywine Realty Trust	187,270	2,970,102
DiamondRock Hospitality Co.	200,040	2,166,433
EPR Properties	27,210	2,092,449
Four Corners Property Trust, Inc.	138,370	4,095,752
National Storage Affiliates Trust	128,380	3,660,114

		14,984,850

Savings & Loans — 5.2%
Berkshire Hills Bancorp, Inc.	54,110	1,473,956
OceanFirst Financial Corp.	76,683	1,844,993
Pacific Premier Bancorp, Inc.	41,000	1,087,730
Sterling Bancorp	139,430	2,597,581
WSFS Financial Corp.	98,123	3,787,548

		10,791,808

		47,376,364

Industrial — 15.9%
Building Materials — 2.2%
Masonite International Corp. (a)	46,548	2,322,280
Summit Materials, Inc. Class A (a)	136,600	2,167,842

		4,490,122

Electrical Components & Equipment — 2.9%
Energizer Holdings, Inc.	63,330	2,845,417
Generac Holdings, Inc. (a)	62,840	3,219,293

		6,064,710

Electronics — 0.7%
Atkore International Group, Inc. (a)	64,520	1,389,116

Engineering & Construction — 3.0%
Dycom Industries, Inc. (a)	29,470	1,353,852
KBR, Inc.	145,498	2,777,557
TopBuild Corp. (a)	32,710	2,120,262

		6,251,671

Environmental Controls — 2.3%
Advanced Disposal Services, Inc. (a)	100,893	2,825,004
Evoqua Water Technologies Corp. (a)	159,460	2,006,007

		4,831,011

Machinery – Diversified — 0.4%
The Manitowoc Co., Inc. (a)	56,413	925,737

Metal Fabricate & Hardware — 1.2%
Rexnord Corp. (a)	102,620	2,579,867

	Number of Shares	Value
Miscellaneous – Manufacturing — 0.9%
EnPro Industries, Inc.	28,270	$1,822,001

Transportation — 1.5%
CryoPort, Inc. (a) (c)	48,970	632,692
Genesee & Wyoming, Inc. Class A (a)	29,690	2,587,187

		3,219,879

Trucking & Leasing — 0.8%
The Greenbrier Cos., Inc.	53,730	1,731,718

		33,305,832

Technology — 12.9%
Computers — 3.4%
CACI International, Inc. Class A (a)	28,036	5,103,113
Perspecta, Inc.	100,570	2,033,525

		7,136,638

Semiconductors — 2.8%
Brooks Automation, Inc.	71,150	2,086,830
MKS Instruments, Inc.	41,490	3,860,644

		5,947,474

Software — 6.7%
Blackline, Inc. (a)	38,230	1,770,814
Bottomline Technologies de, Inc. (a)	35,600	1,783,204
Envestnet, Inc. (a)	27,130	1,774,031
j2 Global, Inc.	45,556	3,945,149
Zynga, Inc. Class A (a)	880,931	4,695,362

		13,968,560

		27,052,672

Utilities — 4.0%
Electric — 2.8%
Black Hills Corp.	42,190	3,125,013
NorthWestern Corp.	38,070	2,680,509

		5,805,522

Gas — 1.2%
South Jersey Industries, Inc.	78,720	2,524,550

		8,330,072

TOTAL COMMON STOCK (Cost $200,097,358)		207,187,687

TOTAL EQUITIES (Cost $200,097,358)		207,187,687

MUTUAL FUNDS — 3.0%
Diversified Financial Services — 3.0%
State Street Navigator Securities Lending Prime Portfolio (d)	6,331,721	6,331,721

TOTAL MUTUAL FUNDS (Cost $6,331,721)		6,331,721

TOTAL LONG-TERM INVESTMENTS (Cost $206,429,079)		213,519,408

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (e)	$2,605,602	$2,605,602

TOTAL SHORT-TERM INVESTMENTS (Cost $2,605,602)		2,605,602

TOTAL INVESTMENTS — 103.2% (Cost $209,034,681) (f)		216,125,010

Other Assets/(Liabilities) — (3.2)%		(6,724,548)

NET ASSETS — 100.0%		$209,400,462

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $6,186,971 or 2.95% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $2,605,873. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 5/31/22, and an aggregate market value, including accrued interest, of $2,659,158.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.3%
Cayman Islands — 3.4%
Baidu, Inc. Sponsored ADR (a)	16,430	$2,708,486
Farfetch Ltd. Class A (a)	71,590	1,926,487
JD.com, Inc. ADR (a)	141,155	4,255,823
StoneCo Ltd. Class A (a) (b)	38,710	1,591,368

		10,482,164

Denmark — 0.5%
FLSmidth & Co. A/S (b)	31,797	1,375,332

France — 6.7%
Kering SA	12,670	7,286,517
LVMH Moet Hennessy Louis Vuitton SE	30,600	11,284,671
Societe Generale SA	75,520	2,189,352

		20,760,540

Germany — 5.8%
Allianz SE Registered	25,159	5,595,842
Bayer AG Registered	31,407	2,029,786
SAP SE	64,077	7,403,734
Siemens AG Registered	26,977	2,903,246

		17,932,608

India — 3.9%
DLF Ltd.	2,547,002	7,420,156
ICICI Bank Ltd. Sponsored ADR	406,270	4,655,854

		12,076,010

Italy — 0.2%
Brunello Cucinelli SpA	21,355	734,536

Japan — 12.3%
Capcom Co. Ltd.	79,000	1,774,502
FANUC Corp.	16,600	2,841,129
Keyence Corp.	9,000	5,622,880
MinebeaMitsumi, Inc.	123,000	1,858,755
Murata Manufacturing Co. Ltd.	119,730	5,986,482
Nidec Corp.	52,800	6,740,115
Nintendo Co. Ltd.	7,900	2,262,313
Omron Corp. (b)	62,100	2,921,392
Suzuki Motor Corp.	7,700	341,501
Takeda Pharmaceutical Co. Ltd.	56,608	2,316,778
TDK Corp.	65,500	5,151,065

		37,816,912

Netherlands — 4.4%
Airbus SE	91,820	12,175,764
uniQure NV (a)	23,690	1,413,108

		13,588,872

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	210,484	1,203,655

	Number of Shares	Value
Industria de Diseno Textil SA	153,413	$4,511,690

		5,715,345

Sweden — 2.0%
Assa Abloy AB Class B	176,831	3,812,597
Atlas Copco AB Class A	86,643	2,328,992

		6,141,589

Switzerland — 2.0%
Credit Suisse Group AG Registered	236,785	2,764,161
UBS Group AG Registered	280,585	3,406,183

		6,170,344

United Kingdom — 5.0%
Circassia Pharmaceuticals PLC (a) (b)	473,847	172,393
Earthport PLC (a) (c) (d)	1,793,362	809,097
International Game Technology PLC (b)	94,002	1,221,086
Prudential PLC	236,062	4,731,486
TechnipFMC PLC	91,170	2,129,993
Unilever PLC	112,136	6,431,435

		15,495,490

United States — 48.2%
3M Co.	21,790	4,527,526
ACADIA Pharmaceuticals, Inc. (a)	54,170	1,454,465
Adobe, Inc. (a)	33,850	9,020,686
Agilent Technologies, Inc.	51,280	4,121,886
Alphabet, Inc. Class A (a)	16,980	19,983,592
Amazon.com, Inc. (a)	1,479	2,633,729
AnaptysBio, Inc. (a)	15,990	1,168,070
Anthem, Inc.	28,730	8,244,935
Biogen, Inc. (a)	7,040	1,664,115
Bluebird Bio, Inc. (a)	13,380	2,105,075
Blueprint Medicines Corp. (a)	25,440	2,036,472
Centene Corp. (a)	40,720	2,162,232
Citigroup, Inc.	103,200	6,421,104
Colgate-Palmolive Co.	84,920	5,820,417
Equifax, Inc.	25,660	3,040,710
Facebook, Inc. Class A (a)	52,870	8,812,900
Gilead Sciences, Inc.	6,960	452,470
GlycoMimetics, Inc. (a)	70,670	880,548
The Goldman Sachs Group, Inc.	20,120	3,862,839
Incyte Corp. (a)	25,790	2,218,198
Intuit, Inc.	38,250	9,998,932
Ionis Pharmaceuticals, Inc. (a)	30,130	2,445,652
MacroGenics, Inc. (a)	66,350	1,192,973
Maxim Integrated Products, Inc.	116,580	6,198,559
Mirati Therapeutics, Inc. (a)	12,166	891,768
Newell Brands, Inc.	131,260	2,013,528
PayPal Holdings, Inc. (a)	65,288	6,779,506
resTORbio, Inc. (a) (b)	65,210	444,732
S&P Global, Inc.	41,970	8,836,784

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sage Therapeutics, Inc. (a)	21,450	$3,411,623
Sarepta Therapeutics, Inc. (a)	9,250	1,102,508
Tiffany & Co.	37,860	3,996,123
United Parcel Service, Inc. Class B	34,890	3,898,609
The Walt Disney Co.	39,980	4,438,979
Zimmer Biomet Holdings, Inc.	18,640	2,380,328

		148,662,573

TOTAL COMMON STOCK (Cost $193,114,857)		296,952,315

PREFERRED STOCK — 1.3%
Germany — 1.3%
Bayerische Motoren Werke AG 6.310%	59,107	3,885,229

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	573,050	46,324

TOTAL PREFERRED STOCK (Cost $3,309,062)		3,931,553

TOTAL EQUITIES (Cost $196,423,919)		300,883,868

MUTUAL FUNDS — 4.2%
United States — 4.2%
Oppenheimer Institutional Government Money Market Fund Class E (c)	6,855,205	6,855,205
State Street Navigator Securities Lending Prime Portfolio (e)	6,185,319	6,185,319

		13,040,524

TOTAL MUTUAL FUNDS (Cost $13,040,524)		13,040,524

TOTAL LONG-TERM INVESTMENTS (Cost $209,464,443)		313,924,392

TOTAL INVESTMENTS — 101.8% (Cost $209,464,443) (f)		313,924,392

Other Assets/(Liabilities) — (1.8)%		(5,696,874)

NET ASSETS — 100.0%		$308,227,518

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $5,960,852 or 1.93% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $809,097 or 0.26% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	23.6%
Industrial	19.8%
Communications	14.5%
Financial	14.0%
Technology	12.8%
Consumer, Cyclical	12.2%
Mutual Funds	4.2%
Energy	0.7%

Total Long-Term Investments	101.8%
Short-Term Investments and Other Assets and Liabilities	(1.8)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Australia — 1.5%
CSL Ltd.	38,228	$5,310,680

Austria — 0.4%
ams AG	57,701	1,560,209

Canada — 5.0%
Alimentation Couche-Tard, Inc. Class B	99,193	5,843,134
CCL Industries, Inc. Class B	109,068	4,415,444
Dollarama, Inc.	106,927	2,852,507
Saputo, Inc.	127,038	4,330,139

		17,441,224

Cayman Islands — 3.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	21,156	3,859,912
Baidu, Inc. Sponsored ADR (a)	23,620	3,893,757
WH Group Ltd. (b)	5,396,500	5,773,400

		13,527,069

Denmark — 2.7%
Novo Nordisk A/S Class B	131,446	6,881,823
Novozymes A/S Class B	58,248	2,679,464

		9,561,287

Finland — 1.9%
Nokia OYJ	1,176,984	6,695,728

France — 13.3%
Atos SE	36,380	3,521,748
Dassault Systemes SE	23,951	3,571,365
Edenred	130,231	5,931,258
EssilorLuxottica SA	10,948	1,196,442
Hermes International	10,686	7,062,098
Legrand SA	56,760	3,805,027
LVMH Moet Hennessy Louis Vuitton SE	12,990	4,790,454
Pernod Ricard SA	24,205	4,347,460
SEB SA (c)	32,437	5,457,932
Ubisoft Entertainment SA (a)	38,030	3,393,632
Valeo SA (d)	116,614	3,395,088

		46,472,504

Germany — 9.8%
Bayer AG Registered	46,213	2,986,675
Bayerische Motoren Werke AG	41,476	3,198,457
Continental AG	27,903	4,200,314
Fresenius Medical Care AG & Co. KGaA	28,616	2,301,787
Infineon Technologies AG	394,060	7,817,798
SAP SE	78,875	9,113,558
Siemens Healthineers AG (b)	107,346	4,474,103

		34,092,692

	Number of Shares	Value
India — 3.1%
Hero MotoCorp Ltd.	69,789	$2,573,005
ICICI Bank Ltd. Sponsored ADR	719,498	8,245,447

		10,818,452

Ireland — 0.9%
James Hardie Industries PLC	163,150	2,104,981
Medtronic PLC	11,570	1,053,796

		3,158,777

Japan — 12.1%
Hitachi Ltd.	190,800	6,199,142
Hoya Corp.	80,900	5,353,139
Keyence Corp.	11,400	7,122,314
Koito Manufacturing Co. Ltd.	93,700	5,332,782
Kubota Corp.	258,300	3,748,751
Nidec Corp.	37,600	4,799,779
Nippon Telegraph & Telephone Corp.	80,700	3,430,185
Nitori Holdings Co. Ltd.	30,200	3,907,949
Subaru Corp.	101,100	2,310,953

		42,204,994

Luxembourg — 1.1%
SES SA	254,280	3,958,374

Netherlands — 8.3%
Aalberts Industries NV	82,544	2,856,804
Airbus SE	46,440	6,158,162
ASML Holding NV	35,498	6,670,915
Boskalis Westminster	153,298	3,968,526
Heineken NV	42,603	4,500,631
STMicroelectronics NV	323,760	4,791,521

		28,946,559

New Zealand — 1.1%
Xero Ltd. (a)	114,546	3,968,418

Panama — 1.3%
Carnival Corp.	92,230	4,677,906

Spain — 4.4%
Amadeus IT Group SA	49,631	3,977,639
Grifols SA	215,261	6,029,961
Prosegur Cash SA (b)	908,520	2,006,661
Prosegur Cia de Seguridad SA	611,466	3,314,184

		15,328,445

Sweden — 3.0%
Atlas Copco AB Class A	153,713	4,131,854
Epiroc AB Class A (a)	271,566	2,744,118
Swedish Match AB	67,865	3,456,049

		10,332,021

Switzerland — 9.5%
Barry Callebaut AG Registered	2,077	3,752,294
Cie Financiere Richemont SA Registered	45,635	3,329,080

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lonza Group AG Registered	19,706	$6,121,409
Roche Holding AG	15,346	4,230,272
Sika AG Registered	34,443	4,816,984
Temenos Group AG Registered	45,187	6,672,296
VAT Group AG (b)	39,902	4,201,553

		33,123,888

Thailand — 1.1%
CP ALL PCL	1,625,800	3,829,480

United Kingdom — 11.5%
Atlassian Corp. PLC Class A (a)	8,280	930,589
Bunzl PLC	226,201	7,463,191
Domino’s Pizza Group PLC	564,660	1,780,346
Ferguson PLC	31,896	2,035,583
Intertek Group PLC	42,680	2,703,154
Legal & General Group PLC	1,142,605	4,100,247
Melrose Industries PLC	1,138,279	2,720,123
Prudential PLC	236,467	4,739,604
Reckitt Benckiser Group PLC	39,783	3,315,024
TechnipFMC PLC	161,104	3,763,853
The Weir Group PLC	127,136	2,592,000
Whitbread PLC	62,795	4,162,214

		40,305,928

United States — 1.5%
EPAM Systems, Inc. (a)	24,250	4,101,402
ResMed, Inc.	11,700	1,216,449

		5,317,851

TOTAL COMMON STOCK (Cost $313,046,408)		340,632,486

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd.	653,347	52,815

TOTAL PREFERRED STOCK (Cost $19,495)		52,815

TOTAL EQUITIES (Cost $313,065,903)		340,685,301

	Number of Shares	Value

MUTUAL FUNDS — 3.7%
United States — 3.7%
Oppenheimer Institutional Government Money Market Fund Class E (e)	9,564,781	$9,564,781
State Street Navigator Securities Lending Prime Portfolio (f)	3,282,906	3,282,906

		12,847,687

TOTAL MUTUAL FUNDS (Cost $12,847,687)		12,847,687

TOTAL LONG-TERM INVESTMENTS (Cost $325,913,590)		353,532,988

TOTAL INVESTMENTS — 101.1% (Cost $325,913,590) (g)		353,532,988

Other Assets/(Liabilities) — (1.1)%		(3,857,821)

NET ASSETS — 100.0%		$349,675,167

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $16,455,717 or 4.71% of net assets.

(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $5,457,932 or 1.56% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $3,125,722 or 0.89% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	24.3%
Consumer, Cyclical	22.3%
Industrial	19.7%
Technology	17.2%
Communications	6.3%
Financial	5.7%
Mutual Funds	3.7%
Energy	1.1%
Basic Materials	0.8%

Total Long-Term Investments	101.1%
Short-Term Investments and Other Assets and Liabilities	(1.1)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.0%
Bermuda — 2.6%
Credicorp Ltd.	11,100	$2,663,445
Jardine Strategic Holdings Ltd.	71,171	2,669,061

		5,332,506

Brazil — 3.7%
Atacadao Distribuicao Comercio e Industria Ltda	479,800	2,461,896
B3 SA - Brasil Bolsa Balcao	354,188	2,905,620
Itau Unibanco Holding SA Sponsored ADR	109,035	960,598
Vale SA Sponsored ADR	106,620	1,392,457

		7,720,571

Cayman Islands — 18.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	77,824	14,198,989
Huazhu Group Ltd. ADR	132,771	5,594,970
Hutchison China MediTech Ltd. ADR (a) (b)	19,320	590,806
Innovent Biologics, Inc. (a) (c)	95,500	350,363
Meituan Dianping Class B (d)	309,800	1,983,325
Meituan Dianping Class B (a)	268,400	1,811,925
Pinduoduo, Inc. ADR (a)	23,190	575,112
Ping An Healthcare and Technology Co. Ltd. (a) (c)	14,050	79,419
StoneCo Ltd. Class A (a) (b)	4,050	166,495
Sunny Optical Technology Group Co. Ltd.	106,800	1,275,213
Tencent Holdings Ltd.	175,993	8,092,435
Tencent Music Entertainment Group (a) (d)	47	851
Wuxi Biologics Cayman, Inc. (a) (c)	135,000	1,312,758
ZTO Express Cayman, Inc. ADR	122,860	2,245,881

		38,278,542

Chile — 1.2%
Banco de Chile	2,153,782	317,100
SACI Falabella	300,187	2,232,087

		2,549,187

China — 6.2%
China International Capital Corp. Ltd. Class H (c)	452,400	1,047,573
Dong-E-E-Jiao Co. Ltd.	141,700	1,001,272
Jiangsu Hengrui Medicine Co. Ltd. Class A	579,063	5,655,879
Ping An Insurance Group Co. of China Ltd. Class A	191,087	2,193,911
Shanghai Junshi Bioscience Class H (a) (c)	80,000	304,718

	Number of Shares	Value
Sinopharm Group Co. Ltd. Class H	644,000	$2,682,433

		12,885,786

Colombia — 0.5%
Grupo Aval Acciones y Valores SA ADR	143,290	1,116,229

Egypt — 0.5%
Commercial International Bank Egypt SAE	242,371	958,715

France — 6.4%
Kering SA	15,303	8,800,755
LVMH Moet Hennessy Louis Vuitton SE	12,088	4,457,814

		13,258,569

Hong Kong — 4.9%
AIA Group Ltd.	646,800	6,438,250
Hong Kong Exchanges & Clearing Ltd.	110,266	3,842,696

		10,280,946

India — 11.3%
Bandhan Bank Ltd. (c)	37,141	281,489
Biocon Ltd.	128,474	1,135,523
Cholamandalam Investment & Finance Co. Ltd.	36,594	766,402
Housing Development Finance Corp. Ltd.	269,680	7,648,810
Kotak Mahindra Bank Ltd.	349,080	6,728,993
Oberoi Realty Ltd.	55,993	422,204
Odisha Cement Ltd. (a)	36,686	522,849
Tata Consultancy Services Ltd.	88,496	2,555,578
UltraTech Cement Ltd.	19,024	1,098,529
Zee Entertainment Enterprises Ltd.	362,780	2,320,213

		23,480,590

Indonesia — 1.0%
Bank Central Asia Tbk PT	593,600	1,157,687
Indocement Tunggal Prakarsa Tbk PT	662,500	1,019,653

		2,177,340

Italy — 1.5%
Moncler SpA	30,738	1,242,420
PRADA SpA	632,100	1,880,143

		3,122,563

Mexico — 6.4%
Alsea SAB de CV	382,736	801,349
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	658,306	899,097
Fomento Economico Mexicano SAB de CV	367,318	3,385,868

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV Sponsored ADR	16,350	$1,508,778
Grupo Aeroportuario del Sureste SAB de CV Class B	63,853	1,031,899
Grupo Financiero Inbursa SAB de CV Class O	1,094,130	1,514,062
Grupo Mexico SAB de CV Series B	1,135,436	3,108,516
Wal-Mart de Mexico SAB de CV	406,651	1,087,112

		13,336,681

Netherlands — 1.4%
Steinhoff International Holdings NV (a) (b)	612,108	79,775
Yandex NV Class A (a)	81,570	2,801,114

		2,880,889

Philippines — 3.6%
Ayala Corp.	39,760	711,964
Ayala Land, Inc.	1,648,400	1,410,049
BDO Unibank, Inc.	84,880	216,466
Jollibee Foods Corp.	199,890	1,207,041
SM Investments Corp.	140,875	2,508,079
SM Prime Holdings, Inc.	1,931,600	1,468,350

		7,521,949

Republic of Korea — 4.1%
Amorepacific Corp.	7,662	1,274,812
AMOREPACIFIC Group	6,674	409,815
LG Household & Health Care Ltd.	2,167	2,711,333
NAVER Corp.	3,727	407,741
Samsung Biologics Co. Ltd. (a) (c)	5,324	1,506,490
Samsung Electronics Co. Ltd.	54,648	2,149,009

		8,459,200

Russia — 6.4%
LUKOIL PJSC Sponsored ADR	17,230	1,544,561
LUKOIL PJSC Sponsored ADR	6,880	615,141
MMC Norilsk Nickel PJSC (b)	3,522	74,050
MMC Norilsk Nickel PJSC	1,655	345,462
MMC Norilsk Nickel PJSC ADR (Russia)	6,515	137,659
Novatek PJSC Sponsored GDR Registered	47,632	8,167,595
Polyus PJSC GDR Registered (d)	12,900	530,190
Sberbank of Russia PJSC	616,757	2,015,620

		13,430,278

South Africa — 2.3%
FirstRand Ltd.	722,720	3,156,003
Shoprite Holdings Ltd.	145,667	1,602,345

		4,758,348

Taiwan — 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,351,000	10,807,914

	Number of Shares	Value
Thailand — 0.4%
Siam Commercial Bank PCL	228,900	$952,097

Turkey — 1.4%
Akbank T.A.S. (a)	1,005,984	1,141,682
Anadolu Efes Biracilik Ve Malt Sanayii AS	202,615	636,410
BIM Birlesik Magazalar AS	34,989	478,298
Turkiye Garanti Bankasi AS	454,792	680,781

		2,937,171

United Arab Emirates — 1.0%
DP World PLC	74,609	1,193,676
Emaar Properties PJSC	667,645	853,182

		2,046,858

United Kingdom — 3.7%
Glencore PLC	1,865,565	7,759,053

United States — 2.9%
MercadoLibre, Inc. (a)	5,050	2,564,037
Yum China Holdings, Inc.	75,820	3,405,076

		5,969,113

TOTAL COMMON STOCK (Cost $171,831,363)		202,021,095

PREFERRED STOCK — 1.0%
Brazil — 1.0%
Lojas Americanas SA 0.410%	460,820	1,973,757

India — 0.0%
Zee Entertainment Enterprises Ltd.	612,906	49,546

TOTAL PREFERRED STOCK (Cost $2,481,815)		2,023,303

TOTAL EQUITIES (Cost $174,313,178)		204,044,398

MUTUAL FUNDS — 0.2%
United States — 0.2%
State Street Navigator Securities Lending Prime Portfolio (e)	476,942	476,942

TOTAL MUTUAL FUNDS (Cost $476,942)		476,942

TOTAL LONG-TERM INVESTMENTS (Cost $174,790,120)		204,521,340

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (f)	$4,994,583	$4,994,583

TOTAL SHORT-TERM INVESTMENTS (Cost $4,994,583)		4,994,583

TOTAL INVESTMENTS — 100.6% (Cost $179,784,703)		209,515,923

Other Assets/(Liabilities) — (0.6)%		(1,164,169)

NET ASSETS — 100.0%		$208,351,754

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $458,603 or 0.22% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $4,882,810 or 2.34% of net assets.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $2,514,366 or 1.21% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $4,995,103. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 4/30/22, and an aggregate market value, including accrued interest, of $5,095,852.

Sector weightings, as a percentage of net assets, is as follows:

Financial	26.1%
Consumer, Cyclical	18.1%
Communications	16.7%
Consumer, Non-cyclical	13.4%
Technology	7.5%
Basic Materials	6.4%
Energy	5.0%
Industrial	3.5%
Diversified	1.3%
Mutual Funds	0.2%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$472,859,512
Repurchase agreements, at value (Note 2) (b)	45,000,000	-
Other short-term investments, at value (Note 2) (c)	248,328,436	14,963,111

Total investments (d)	293,328,436	487,822,623

Cash	84,878	497,906
Receivables from:
Investments sold	12,000,000	-
Collateral pledged for open futures (Note 2)	-	-
Open forward contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	62,145	218,558
Collateral pledged for open swaps agreements (Note 2)	-	-
Variation margin on open derivative instruments (Note 2)	-	308,123
Interest and dividends	389,563	2,761,009
Interest tax reclaim receivable	-	2,867
Open swap agreements, at value (Note 2)	-	-
Prepaid expenses	17,851	66,897

Total assets	305,882,873	491,677,983

Liabilities:
Payables for:
Investments purchased	-	-
Closed swap agreements, at value	-	-
Collateral held for open purchased options (Note 2)	-	5,199,000
Collateral held for when-issued securities (Note 2)	-	-
Dividends (Note 2)	33	-
Open forward contracts (Note 2)	-	-
Foreign currency overdraft	-	-
Interest and dividends	-	-
Investments purchased on a when-issued basis (Note 2)	-	2,050,885
Fund shares repurchased	5,190,557	6,232,253
Securities on loan (Note 2)	-	104,750
Open swap agreements, at value (Note 2)	-	383,457
Trustees’ fees and expenses (Note 3)	65,719	70,681
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	81,989	133,492
Administration fees	109,090	105,226
Service fees	-	45,987
Shareholder service fees	-	12,851
Distribution fees	-	4,607
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	75,074	103,047

Total liabilities	5,522,462	14,446,236

Net assets	$300,360,411	$477,231,747

Net assets consist of:
Paid-in capital	$300,425,040	$493,206,748
Accumulated Gain (Loss)	(64,629)	(15,975,001)

Net assets	$300,360,411	$477,231,747

(a) Cost of investments:	$-	$471,951,302
(b) Cost of repurchase agreements:	$45,000,000	$-
(c) Cost of other short-term investments:	$248,328,436	$14,964,332
(d) Securities on loan with market value of:	$-	$102,720

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$287,619,042	$1,327,553,871	$195,585,105	$541,513,965	$116,563,398
295,759	–	–	–	1,355,856
12,989,412	246,171,214	36,863,418	–	8,091,420

300,904,213	1,573,725,085	232,448,523	541,513,965	126,010,674

2,070	539,625	271,876	11,458,263	1,504,429

-	37,042,802	4,001,614	6,165,035	1,198,282
-	-	-	-	84,148
-	-	35,858	-	-
1	1	-	-	3
662,006	588,177	167,006	620,943	660,604
580,000	-	-	-	-
-	-	-	-	5,330
612,268	8,028,026	1,366,109	9,956,262	339,039
-	3,132	5,264	3,320	-
15,514	-	-	-	-
62,666	58,704	60,312	63,903	66,214

302,838,738	1,619,985,552	238,356,562	569,781,691	129,868,723

-	2,861,544	1,407,042	3,759,628	51,597
13,000	-	-	-	-
1,640,000	9,958,000	2,500,000	-	270,000
-	1,073,603	151,843	-	-
-	-	-	-	-
-	-	65,030	-	-
-	-	4,318	-	-
-	-	-	-	-
1,200,000	259,372,098	30,809,193	8,491,892	9,900,615
214,065	6,613,750	12,994	1,106,199	2,432,465
-	4,431,593	2,427,133	44,970,160	1,124,606
771,004	841,829	123,164	-	20,315
35,912	183,863	23,609	35,168	20,320
40,032	387,084	55,039	-	15,663

88,384	396,544	58,963	187,391	44,437
73,181	152,716	77,071	94,997	76,066
16,370	66,212	25,268	63,993	22,566
5,792	22,987	6,988	7,987	4,234
2,343	478	2,393	25,615	5,107
-	-	-	-	-
99,999	163,446	88,998	119,960	64,770

4,200,082	286,525,747	37,839,046	58,862,990	14,052,761

$298,638,656	$1,333,459,805	$200,517,516	$510,918,701	$115,815,962

$307,189,971	$1,350,024,335	$200,855,146	$527,428,109	$106,200,101
(8,551,315)	(16,564,530)	(337,630)	(16,509,408)	9,615,861

$298,638,656	$1,333,459,805	$200,517,516	$510,918,701	$115,815,962

$283,636,356	$1,317,796,902	$194,545,600	$552,051,619	$110,895,866
$295,759	$-	$-	$-	$1,355,856
$12,990,209	$246,182,383	$36,865,271	$-	$8,091,755
$-	$4,339,084	$2,377,150	$44,070,129	$1,098,349

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class I shares:
Net assets	$-	$181,721,189

Shares outstanding (a)	-	17,988,740

Net asset value, offering price and redemption price per share	$-	$10.10

Class R5 shares:
Net assets	$300,360,411	$125,488,244

Shares outstanding (a)	300,564,925	12,379,232

Net asset value, offering price and redemption price per share	$1.00	$10.14

Service Class shares:
Net assets	$-	$63,090,195

Shares outstanding (a)	-	6,267,491

Net asset value, offering price and redemption price per share	$-	$10.07

Administrative Class shares:
Net assets	$-	$31,471,083

Shares outstanding (a)	-	3,137,813

Net asset value, offering price and redemption price per share	$-	$10.03

Class A shares:
Net assets	$-	$55,000,381

Shares outstanding (a)	-	5,519,687

Net asset value, and redemption price per share	$-	$9.96

Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.22

Class R4 shares:
Net assets	$-	$12,860,051

Shares outstanding (a)	-	1,274,645

Net asset value, offering price and redemption price per share	$-	$10.09

Class R3 shares:
Net assets	$-	$7,600,604

Shares outstanding (a)	-	757,795

Net asset value, offering price and redemption price per share	$-	$10.03

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$139,713,551	$784,923,231	$22,592,356	$283,251,274	$19,625,358

13,759,180	73,090,451	2,117,930	32,021,128	1,695,379

$10.15	$10.74	$10.67	$8.85	$11.58

$67,425,303	$280,191,569	$99,322,215	$40,249,100	$46,890,374

6,634,549	25,998,546	10,094,139	4,523,654	4,049,665

$10.16	$10.78	$9.84	$8.90	$11.58

$48,222,215	$91,148,520	$12,269,688	$44,715,093	$6,589,600

4,760,316	8,508,289	1,229,731	5,024,818	539,193

$10.13	$10.71	$9.98	$8.90	$12.22

$15,270,681	$65,667,841	$23,185,448	$25,573,450	$6,502,510

1,491,379	6,173,957	2,327,800	2,921,289	559,090

$10.24	$10.64	$9.96	$8.75	$11.63

$17,825,558	$97,492,058	$32,218,627	$27,460,795	$26,451,910

1,783,582	9,239,499	3,240,632	3,142,171	2,343,541

$9.99	$10.55	$9.94	$8.74	$11.29

$10.43	$11.02	$10.38	$9.25	$11.95

$6,144,359	$13,249,915	$6,857,562	$46,368,826	$2,248,939

618,764	1,263,331	696,712	5,368,386	201,020

$9.93	$10.49	$9.84	$8.64	$11.19

$4,036,989	$786,671	$4,071,620	$43,300,163	$7,507,271

405,961	72,972	415,114	4,898,446	674,338

$9.94	$10.78	$9.81	$8.84	$11.13

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$135,383,785	$122,165,205
Investments, at value — affiliated issuers (Note 2 & 7) (b)	-	-
Repurchase agreements, at value (Note 2) (c)	272,155	2,589,074

Total investments (d)	135,655,940	124,754,279

Cash	683	1
Foreign currency, at value (e)	-	-
Receivables from:
Investments sold	2,467,028	1,302,852
Investment adviser (Note 3)	-	-
Fund shares sold	36,746	34,537
Interest and dividends	202,433	181,368
Foreign taxes withheld	-	-
Prepaid expenses	64,762	67,827

Total assets	138,427,592	126,340,864

Liabilities:
Payables for:
Investments purchased	-	1,091,873
Fund shares repurchased	1,989,050	158,974
Securities on loan (Note 2)	737,874	-
Trustees’ fees and expenses (Note 3)	33,688	19,734
Affiliates (Note 3):
Investment advisory fees	49,620	54,082
Administration fees	71,061	73,691
Service fees	10,585	12,068
Shareholder service fees	3,514	4,661
Distribution fees	2,405	729
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	18,990	46,144

Total liabilities	2,916,787	1,461,956

Net assets	$135,510,805	$124,878,908

Net assets consist of:
Paid-in capital	$130,079,417	$108,411,769
Accumulated Gain (Loss)	5,431,388	16,467,139

Net assets	$135,510,805	$124,878,908

(a) Cost of investments — unaffiliated issuers:	$132,406,109	$109,008,519
(b) Cost of investments — affiliated issuers:	$-	$-
(c) Cost of repurchase agreements:	$272,155	$2,589,074
(d) Securities on loan with market value of:	$706,040	$-
(e) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$305,377,953	$213,519,408	$307,069,187	$343,968,207	$204,521,340
-	-	6,855,205	9,564,781	-
3,821,667	2,605,602	-	-	4,994,583

309,199,620	216,125,010	313,924,392	353,532,988	209,515,923

1,064	5	2	17	2
-	-	890,671	119,814	26,598

-	-	447,193	436,674	591,827
-	-	-	-	36,036
138,836	97,787	2,748,715	1,110,145	245,799
128,036	159,757	470,785	468,431	289,164
-	-	305,262	807,380	3,171
60,580	61,575	67,404	69,166	59,804

309,528,136	216,444,134	318,854,424	356,544,615	210,768,324

-	-	888,705	880,419	209,795
1,004,235	391,938	2,963,491	1,544,739	618,974
973,418	6,331,721	6,185,319	3,282,906	476,942
40,371	29,243	45,006	78,395	19,849

108,606	97,959	182,887	246,931	164,771
92,309	77,587	96,281	98,514	68,663
40,159	43,486	28,331	23,971	1,843
11,499	9,602	13,703	4,401	207
3,926	5,334	6,435	3,802	445
-	-	-	-	-
33,240	56,802	216,748	705,370	855,081

2,307,763	7,043,672	10,626,906	6,869,448	2,416,570

$307,220,373	$209,400,462	$308,227,518	$349,675,167	$208,351,754

$263,845,656	$200,427,166	$199,343,637	$311,632,812	$184,028,941
43,374,717	8,973,296	108,883,881	38,042,355	24,322,813

$307,220,373	$209,400,462	$308,227,518	$349,675,167	$208,351,754

$272,665,777	$206,429,079	$202,609,238	$316,348,809	$174,790,120
$-	$-	$6,855,205	$9,564,781	$-
$3,821,667	$2,605,602	$-	$-	$4,994,583
$952,595	$6,186,971	$5,960,852	$3,125,722	$458,603
$-	$-	$892,233	$119,740	$26,569

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Class I shares:
Net assets	$17,976,311	$21,513,747

Shares outstanding (a)	1,327,016	2,076,244

Net asset value, offering price and redemption price per share	$13.55	$10.36

Class R5 shares:
Net assets	$54,821,399	$56,480,385

Shares outstanding (a)	4,036,137	5,451,433

Net asset value, offering price and redemption price per share	$13.58	$10.36

Service Class shares:
Net assets	$39,276,326	$624,022

Shares outstanding (a)	2,916,515	57,925

Net asset value, offering price and redemption price per share	$13.47	$10.77

Administrative Class shares:
Net assets	$7,618,086	$25,682,656

Shares outstanding (a)	552,950	2,479,886

Net asset value, offering price and redemption price per share	$13.78	$10.36

Class A shares:
Net assets	$7,046,998	$13,347,307

Shares outstanding (a)	528,176	1,309,177

Net asset value, and redemption price per share	$13.34	$10.20

Offering price per share (100/[100-maximum sales charge] of net asset value)	$14.12	$10.79

Class R4 shares:
Net assets	$4,701,812	$6,003,041

Shares outstanding (a)	355,230	593,910

Net asset value, offering price and redemption price per share	$13.24	$10.11

Class R3 shares:
Net assets	$4,069,873	$1,227,750

Shares outstanding (a)	302,260	120,120

Net asset value, offering price and redemption price per share	$13.46	$10.22

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$31,147,881	$33,596,912	$68,129,532	$168,798,528	$200,187,982

2,979,925	2,541,750	5,500,431	14,464,365	15,275,109

$10.45	$13.22	$12.39	$11.67	$13.11

$99,428,168	$66,311,791	$100,381,878	$122,462,164	$4,243,122

9,504,752	5,024,342	8,093,896	10,494,720	319,179

$10.46	$13.20	$12.40	$11.67	$13.29

$70,379,634	$15,914,260	$7,846,645	$12,361,876	$134,011

6,700,486	1,208,414	638,702	1,062,026	10,196

$10.50	$13.17	$12.29	$11.64	$13.14

$40,018,131	$20,931,641	$83,080,502	$7,862,791	$955,658

3,758,069	1,599,193	6,699,102	678,699	72,492

$10.65	$13.09	$12.40	$11.59	$13.18

$34,389,617	$53,619,872	$28,817,292	$24,827,673	$760,873

3,341,883	4,202,054	2,353,942	2,207,567	58,088

$10.29	$12.76	$12.24	$11.25	$13.10

$10.89	$13.50	$12.95	$11.90	$13.86

$25,654,236	$10,342,190	$8,943,827	$7,565,691	$1,306,588

2,518,197	816,521	742,394	679,918	100,403

$10.19	$12.67	$12.05	$11.13	$13.01

$6,202,706	$8,683,796	$11,027,842	$5,796,444	$763,520

609,879	690,961	905,366	522,219	58,731

$10.17	$12.57	$12.18	$11.10	$13.00

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$-	$-
Interest (b)	3,975,870	8,527,578
Securities lending net income	-	72

Total investment income	3,975,870	8,527,650

Expenses (Note 3):
Custody fees	20,020	31,414
Interest expense	-	-
Investment advisory fees	589,071	835,246
Audit fees	16,370	19,292
Legal fees	4,572	13,796
Proxy fees	434	434
Accounting & Administration fees	31,738	27,988
Shareholder reporting fees	9,461	18,056
Trustees’ fees	8,358	13,586
Registration and filing fees	11,651	44,362
Transfer agent fees	1,480	1,480

	693,155	1,005,654
Administration fees:
Class R5	168,306	63,493
Service Class	-	47,580
Administrative Class	-	24,190
Class A	-	41,409
Class R4	-	13,019
Class R3	-	7,733
Distribution fees:
Class R3	-	9,667
Distribution and Service fees:
Class A	-	69,014
Class R4	-	16,274
Class R3	-	9,667
Shareholder service fees:
Service Class	-	15,860
Administrative Class	-	24,190
Class A	-	41,409

Total expenses	861,461	1,389,159
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses:	861,461	1,389,159

Net investment income (loss)	3,114,409	7,138,491

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$-	$82,875	$6,375	$-	$746,766
1,923,122	24,732,071	4,213,828	19,107,423	778,959
-	5,460	894	176,260	2,431

1,923,122	24,820,406	4,221,097	19,283,683	1,528,156

33,633	49,783	28,525	38,097	18,851
84,806	-	-	-	-
540,238	2,378,013	376,560	1,256,942	266,080
19,327	19,976	19,745	18,785	19,723
2,300	29,800	4,861	4,454	2,617
434	434	434	434	434
21,562	37,003	22,617	24,617	24,907
12,122	28,860	10,332	18,050	8,712
6,071	26,075	4,624	10,840	2,522
44,512	44,697	42,864	43,557	43,508
1,480	1,480	1,480	1,480	1,479

766,485	2,616,121	512,042	1,417,256	388,833

30,705	137,172	49,182	20,072	22,376
35,646	68,100	11,878	32,543	4,887
11,342	49,641	17,988	20,149	5,359
13,409	72,907	23,113	19,374	19,456
6,074	12,093	5,900	34,948	3,060
4,082	787	4,110	42,615	8,277

5,103	983	5,137	53,269	10,347

22,348	121,512	38,521	32,290	32,426
7,592	15,116	7,376	43,686	3,825
5,103	983	5,136	53,269	10,347

11,882	22,700	3,960	10,848	1,629
11,342	49,641	17,988	20,149	5,359
13,409	72,907	23,112	19,374	19,456

944,522	3,240,663	725,443	1,819,842	535,637

-	-	-	-	(4,834)
-	-	-	-	(15,159)
-	-	-	-	(2,223)
-	-	-	-	(2,453)
-	-	-	-	(8,851)
-	-	-	-	(1,058)
-	-	-	-	(2,808)
(13,481)	-	-	-	-
(6,201)	-	-	-	-
(4,906)	-	-	-	-
(1,537)	-	-	-	-
(1,871)	-	-	-	-
(629)	-	-	-	-
(430)	-	-	-	-

915,467	3,240,663	725,443	1,819,842	498,251

1,007,655	21,579,743	3,495,654	17,463,841	1,029,905

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$1,208	$(640,785)
Futures contracts	-	(1,371,148)
Swap agreements	-	186,808
Foreign currency transactions	-	-
Forward contracts	-	-

Net realized gain (loss)	1,208	(1,825,125)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	5,660,674
Futures contracts	-	(1,943,601)
Swap agreements	-	(27,305)
Translation of assets and liabilities in foreign currencies	-	-
Forward contracts	-	-

Net change in unrealized appreciation (depreciation)	-	3,689,768

Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,208	1,864,643

Net increase (decrease) in net assets resulting from operations	$3,115,617	$9,003,134

(a) Net of foreign withholding tax of:	$-	$-
(b) Net of foreign withholding tax of:	$-	$764

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$(1,241,867)	$(2,897,615)	$(712,813)	$(9,078,094)	$3,467,018
213,003	1,661,440	127,427	-	(211,986)
(11,862)	360,954	84,341	-	7,843
-	-	2,693	-	-
-	-	(40,462)	-	-

(1,040,726)	(875,221)	(538,814)	(9,078,094)	3,262,875

7,528,736	26,437,759	3,932,602	(3,523,928)	(6,984,479)
7,417	5,191,883	953,975	-	178,349
(725,659)	(59,945)	(8,770)	-	(1,446)
-	-	(2,235)	-	-
-	-	34,661	-	-

6,810,494	31,569,697	4,910,233	(3,523,928)	(6,807,576)

5,769,768	30,694,476	4,371,419	(12,602,022)	(3,544,701)

$6,777,423	$52,274,219	$7,867,073	$4,861,819	$(2,514,796)

$-	$-	$-	$-	$68
$-	$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Investment income (Note 2):
Dividends — unaffiliated issuers (a)	$1,960,874	$1,426,107
Dividends — affiliated issuers (Note 7)	-	-
Interest	4,403	16,658
Securities lending net income	30,400	23,939

Total investment income	1,995,677	1,466,704

Expenses (Note 3):
Custody fees	6,203	12,047
Investment advisory fees	309,285	350,503
Audit fees	19,037	17,723
Legal fees	1,869	1,661
Proxy fees	434	434
Accounting & Administration fees	21,816	23,630
Shareholder reporting fees	23,379	8,381
Trustees’ fees	4,469	2,978
Registration and filing fees	43,652	43,528
Transfer agent fees	1,480	1,480

	431,624	462,365
Administration fees:
Class R5	26,912	29,799
Service Class	30,183	464
Administrative Class	6,064	18,743
Class A	5,989	9,694
Class R4	5,635	5,747
Class R3	3,919	1,435
Distribution fees:
Class R3	4,899	1,794
Distribution and Service fees:
Class A	9,981	16,157
Class R4	7,043	7,184
Class R3	4,899	1,794
Shareholder service fees:
Service Class	10,061	155
Administrative Class	6,064	18,743
Class A	5,989	9,694

Total expenses	559,262	583,768
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses:	559,262	583,768

Net investment income (loss)	1,436,415	882,936

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$2,227,544	$1,616,838	$1,719,697	$1,973,857	$929,892
-	-	65,682	263,008	-
9,452	25,421	358	2,266	38,630
26,396	23,049	16,178	34,221	37,227

2,263,392	1,665,308	1,801,915	2,273,352	1,005,749

11,291	15,564	64,480	159,865	230,364
658,784	623,485	1,056,461	1,859,591	997,123
19,079	18,231	22,933	22,278	30,209
3,530	3,654	3,556	5,818	6,170
434	434	434	434	434
23,242	21,683	26,354	30,114	25,263
26,085	10,861	12,553	15,516	9,705
8,600	5,014	7,122	11,577	5,643
43,668	45,168	43,369	44,714	44,137
1,480	1,480	1,480	1,480	1,480

796,193	745,574	1,238,742	2,151,387	1,350,528

47,713	33,268	46,332	62,191	1,926
48,911	11,641	8,558	12,190	114
28,079	16,228	59,459	6,705	657
25,039	41,567	20,859	19,044	410
26,917	10,310	7,699	9,284	1,409
6,435	8,899	10,128	7,127	711

8,043	11,124	12,659	8,909	889

41,731	69,279	34,766	31,741	684
33,647	12,888	9,624	11,606	1,761
8,043	11,124	12,659	8,909	889

16,303	3,880	2,853	4,063	38
28,079	16,228	59,459	6,705	657
25,039	41,567	20,859	19,044	410

1,140,172	1,033,577	1,544,656	2,358,905	1,361,083

-	-	-	-	(261,181)
-	-	-	-	(5,219)
-	-	-	-	(209)
-	-	-	-	(1,188)
-	-	-	-	(723)
-	-	-	-	(1,875)
-	-	-	-	(966)
-	-	-	(17,704)	-
-	-	-	(8,539)	-
-	-	-	(1,177)	-
-	-	-	(650)	-
-	-	-	(1,772)	-
-	-	-	(646)	-
-	-	-	(509)	-

1,140,172	1,033,577	1,544,656	2,327,908	1,089,722

1,123,220	631,731	257,259	(54,556)	(83,973)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	$3,194,225	$4,512,373
Foreign currency transactions	-	(1,774)

Net realized gain (loss)	3,194,225	4,510,599

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(11,637,510)	(7,834,289)
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	(11,637,510)	(7,834,289)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(8,443,285)	(3,323,690)

Net increase (decrease) in net assets resulting from operations	$(7,006,870)	$(2,440,754)

(a) Net of foreign withholding tax of:	$822	$7,898
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$12,042,193	$4,886,590	$9,928,763	$19,823,761	$5,126,816
-	-	(15,072)	(75,267)	(38,989)

12,042,193	4,886,590	9,913,691	19,748,494	5,087,827

(28,139,992)	(32,631,948)	(14,629,933)*	(50,399,130)*	1,062,532	*
-	-	(8,419)	(19,491)	1,195

(28,139,992)	(32,631,948)	(14,638,352)	(50,418,621)	1,063,727

(16,097,799)	(27,745,358)	(4,724,661)	(30,670,127)	6,151,554

$(14,974,579)	$(27,113,627)	$(4,467,402)	$(30,724,683)	$6,067,581

$593	$-	$101,170	$190,556	$114,449
$-	$-	$(35,669)	$28,788	$24,875

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier U.S. Government Money Market Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,114,409	$4,030,620
Net realized gain (loss)	1,208	2,060
Net change in unrealized appreciation (depreciation)	-	-

Net increase (decrease) in net assets resulting from operations	3,115,617	4,032,680

Distributions to shareholders (Note 2):
Class I	-	-
Class R5	(3,077,151)	(4,051,516)*
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions	(3,077,151)	(4,051,516)

Net fund share transactions (Note 5):
Class I	-	-
Class R5	(39,229,023)	(12,746,760)
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Increase (decrease) in net assets from fund share transactions	(39,229,023)	(12,746,760)

Total increase (decrease) in net assets	(39,190,557)	(12,765,596)
Net assets*
Beginning of period	339,550,968	352,316,564

End of period	$300,360,411	$339,550,968

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund			MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$7,138,491	$15,822,600		$1,007,655	$8,688,321
(1,825,125)	1,190,636		(1,040,726)	(1,125,799)
3,689,768	(7,591,821)		6,810,494	(5,931,489)

9,003,134	9,421,415		6,777,423	1,631,033

(7,202,599)	(7,691,067	)*	(4,218,564)	(2,927,040	)*
(4,696,245)	(3,581,314	)*	(1,880,006)	(1,630,948	)*
(2,172,717)	(1,800,199	)*	(1,448,100)	(1,365,911	)*
(1,112,224)	(675,313	)*	(423,256)	(362,670	)*
(1,926,511)	(1,139,950	)*	(494,124)	(495,760	)*
(442,706)	(295,883	)*	(173,122)	(157,975	)*
(256,012)	(127,705	)*	(110,088)	(112,214	)*

(17,809,014)	(15,311,431)		(8,747,260)	(7,052,518)

21,872,409	(133,404,809)		7,500,656	37,219,643
(7,639,203)	(18,465,362)		7,632,400	1,064,004
(8,301,651)	(2,398,278)		(1,839,228)	(6,220,838)
(2,328,657)	5,826,575		595,821	529,779
2,807,377	2,813,673		(2,594,763)	(1,140,259)
(611,094)	126,583		(647,164)	755,178
(246,362)	1,346,594		(497,588)	(12,607)

5,552,819	(144,155,024)		10,150,134	32,194,900

(3,253,061)	(150,045,040)		8,180,297	26,773,415

480,484,808	630,529,848		290,458,359	263,684,944

$477,231,747	$480,484,808		$298,638,656	$290,458,359

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$21,579,743	$35,656,066
Net realized gain (loss)	(875,221)	(10,024,895)
Net change in unrealized appreciation (depreciation)	31,569,697	(31,892,369)

Net increase (decrease) in net assets resulting from operations	52,274,219	(6,261,198)

Distributions to shareholders (Note 2):
Class I	(23,843,483)	(16,298,876)*
Class R5	(8,771,104)	(10,042,498)*
Service Class	(2,820,260)	(2,847,221)*
Administrative Class	(2,086,599)	(1,969,162)*
Class A	(2,821,022)	(2,716,702)*
Class R4	(348,493)	(452,049)*
Class R3	(21,641)	(12,415)*

Total distributions	(40,712,602)	(34,338,923)

Net fund share transactions (Note 5):
Class I	82,371,326	166,983,933
Class R5	(16,441,700)	(52,188,665)
Service Class	(11,029,328)	4,056,318
Administrative Class	(4,363,056)	433,553
Class A	(9,924,908)	(3,930,113)
Class R4	2,470,099	(3,486,576)
Class R3	(24,088)	(5,723)

Increase (decrease) in net assets from fund share transactions	43,058,345	111,862,727

Total increase (decrease) in net assets	54,619,962	71,262,606
Net assets*
Beginning of period	1,278,839,843	1,207,577,237

End of period	$1,333,459,805	$1,278,839,843

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund			MassMutual Premier High Yield Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$3,495,654	$6,476,140		$17,463,841	$29,569,037
(538,814)	(1,595,073)		(9,078,094)	(1,816,793)
4,910,233	(6,335,876)		(3,523,928)	(15,726,783)

7,867,073	(1,454,809)		4,861,819	12,025,461

(803,296)	(843,981	)*	(19,353,739)	(15,260,676	)*
(3,456,741)	(2,762,770	)*	(2,275,582)	(3,402,827	)*
(472,306)	(455,302	)*	(2,454,456)	(2,834,872	)*
(665,828)	(738,553	)*	(1,468,139)	(1,983,745	)*
(858,563)	(874,975	)*	(1,360,141)	(1,668,415	)*
(193,130)	(142,412	)*	(1,787,546)	(1,876,196	)*
(114,013)	(101,773	)*	(2,230,290)	(2,304,959	)*

(6,563,877)	(5,919,766)		(30,929,893)	(29,331,690)

696,151	(4,798,803)		(83,233,572)	148,669,885
368,290	12,969,568		(1,403,231)	(9,672,854)
(6,709,264)	3,407,027		1,371,430	(2,569,351)
(4,029,569)	1,403,086		(4,314,701)	(371,889)
(536,182)	(427,770)		1,195,396	(878,585)
2,058,644	(114,082)		12,654,946	5,484,715
(484,702)	811,774		283,227	9,740,791

(8,636,632)	13,250,800		(73,446,505)	150,402,712

(7,333,436)	5,876,225		(99,514,579)	133,096,483

207,850,952	201,974,727		610,433,280	477,336,797

$200,517,516	$207,850,952		$510,918,701	$610,433,280

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,029,905	$1,706,700
Net realized gain (loss)	3,262,875	8,275,176
Net change in unrealized appreciation (depreciation)	(6,807,576)	861,824

Net increase (decrease) in net assets resulting from operations	(2,514,796)	10,843,700

Distributions to shareholders (Note 2):
Class I	(1,128,296)	(570,403	)*
Class R5	(3,512,186)	(3,267,180	)*
Service Class	(470,839)	(475,648	)*
Administrative Class	(535,122)	(631,984	)*
Class A	(1,935,646)	(2,104,455	)*
Class R4	(231,293)	(212,627	)*
Class R3	(645,997)	(503,588	)*

Total distributions	(8,459,379)	(7,765,885)

Net fund share transactions (Note 5):
Class I	9,121,096	2,964,193
Class R5	6,243,064	(5,395,557)
Service Class	(5,878)	54,703
Administrative Class	(855,805)	(1,477,601)
Class A	(1,359,295)	(2,896,428)
Class R4	(913,933)	594,136
Class R3	322,652	564,095

Increase (decrease) in net assets from fund share transactions	12,551,901	(5,592,459)

Total increase (decrease) in net assets	1,577,726	(2,514,644)
Net assets*
Beginning of period	114,238,236	116,752,880

End of period	$115,815,962	$114,238,236

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund			MassMutual Premier Main Street Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$1,436,415	$3,392,153		$882,936	$1,290,624
3,194,225	21,705,524		4,510,599	14,623,145
(11,637,510)	(5,052,593)		(7,834,289)	(4,089,513)

(7,006,870)	20,045,084		(2,440,754)	11,824,256

(2,950,659)	(9,680,041	)*	(2,939,489)	(819,412	)*
(8,804,772)	(5,425,465	)*	(7,652,907)	(5,802,095	)*
(6,451,380)	(5,847,242	)*	(74,980)	(82,970	)*
(1,338,400)	(716,916	)*	(3,133,171)	(2,404,098	)*
(1,275,458)	(1,011,450	)*	(1,597,880)	(996,490	)*
(948,544)	(1,140,657	)*	(719,840)	(375,529	)*
(634,881)	(450,486	)*	(205,497)	(78,877	)*

(22,404,094)	(24,272,257)		(16,323,764)	(10,559,471)

2,203,736	(58,258,893)		607,318	15,084,689
6,324,233	13,626,961		(2,399,438)	(11,236,498)
(2,170,964)	2,124,271		(30,606)	(360,590)
244,890	3,202,911		1,058,544	(2,799,613)
(181,234)	(13,134)		706,240	1,231,559
(494,870)	(3,240,465)		432,842	1,001,065
703,559	502,778		(284,343)	634,542

6,629,350	(42,055,571)		90,557	3,555,154

(22,781,614)	(46,282,744)		(18,673,961)	4,819,939

158,292,419	204,575,163		143,552,869	138,732,930

$135,510,805	$158,292,419		$124,878,908	$143,552,869

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Disciplined Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,123,220	$2,405,549
Net realized gain (loss)	12,042,193	71,761,027
Net change in unrealized appreciation (depreciation)	(28,139,992)	10,477,180

Net increase (decrease) in net assets resulting from operations	(14,974,579)	84,643,756

Distributions to shareholders (Note 2):
Class I	(6,509,520)	(14,032,308	)*
Class R5	(22,374,835)	(10,881,489	)*
Service Class	(15,117,227)	(9,022,986	)*
Administrative Class	(8,539,033)	(4,816,360	)*
Class A	(7,985,405)	(4,301,252	)*
Class R4	(6,472,019)	(3,310,635	)*
Class R3	(1,501,736)	(542,147	)*

Total distributions	(68,499,775)	(46,907,177)

Net fund share transactions (Note 5):
Class I	8,706,536	(93,351,991)
Class R5	14,701,648	14,764,969
Service Class	14,285,331	(5,939,826)
Administrative Class	7,765,902	(2,914,451)
Class A	4,865,082	(663,139)
Class R4	2,300,143	1,753,320
Class R3	913,995	2,177,229

Increase (decrease) in net assets from fund share transactions	53,538,637	(84,173,889)

Total increase (decrease) in net assets	(29,935,717)	(46,437,310)
Net assets*
Beginning of period	337,156,090	383,593,400

End of period	$307,220,373	$337,156,090

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund			MassMutual Premier Global Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$631,731	$954,339		$257,259	$1,749,598
4,886,590	21,006,245		9,913,691	55,196,198
(32,631,948)	7,502,778		(14,638,352)	(24,694,348)

(27,113,627)	29,463,362		(4,467,402)	32,251,448

(3,656,500)	(2,211,437	)*	(10,142,807)	(4,605,510	)*
(6,499,034)	(7,689,329	)*	(18,881,920)	(13,413,879	)*
(1,491,884)	(1,807,666	)*	(2,220,861)	(2,318,231	)*
(1,983,912)	(2,862,352	)*	(16,324,130)	(12,154,069	)*
(5,673,440)	(8,525,904	)*	(5,808,841)	(3,533,854	)*
(1,018,771)	(1,172,634	)*	(1,601,209)	(695,087	)*
(886,852)	(1,100,523	)*	(2,011,068)	(1,257,987	)*

(21,210,393)	(25,369,845)		(56,990,836)	(37,978,617)

476,108	23,997,096		27,114,852	16,911,349
4,156,780	10,569,424		19,011,335	(17,243,489)
1,118,611	2,989,994		(5,354,984)	(2,649,614)
(623,874)	2,296,458		11,258,369	(11,029,054)
(2,030,884)	(4,373,792)		3,739,206	1,512,000
836,960	1,742,077		2,805,463	2,389,927
136,861	1,463,944		2,185,657	622,053

4,070,562	38,685,201		60,759,898	(9,486,828)

(44,253,458)	42,778,718		(698,340)	(15,213,997)

253,653,920	210,875,202		308,925,858	324,139,855

$209,400,462	$253,653,920		$308,227,518	$308,925,858

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier International Equity Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(54,556)	$4,617,250
Net realized gain (loss)	19,748,494	19,074,185
Net change in unrealized appreciation (depreciation)	(50,418,621)	(33,524,775)

Net increase (decrease) in net assets resulting from operations	(30,724,683)	(9,833,340)

Distributions to shareholders (Note 2):
Class I	(13,156,184)	(3,222,891	)*
Class R5	(6,231,478)	(2,165,164	)*
Service Class	(718,289)	(228,348	)*
Administrative Class	(460,669)	(161,875	)*
Class A	(1,213,354)	(277,389	)*
Class R4	(451,336)	(124,071	)*
Class R3	(377,140)	(57,228	)*

Total distributions	(22,608,450)	(6,236,966)

Net fund share transactions (Note 5):
Class I	(95,431,240)	55,812,142
Class R5	(10,417,823)	(43,165,875)
Service Class	(8,354,529)	2,530,771
Administrative Class	(2,694,734)	(5,901,391)
Class A	(2,608,785)	(8,005,463)
Class R4	(2,044,938)	176,900
Class R3	(2,062,846)	307,655

Increase (decrease) in net assets from fund share transactions	(123,614,895)	1,754,739

Total increase (decrease) in net assets	(176,948,028)	(14,315,567)
Net assets*
Beginning of period	526,623,195	540,938,762

End of period	$349,675,167	$526,623,195

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$(83,973)	$1,609,759
5,087,827	16,653,712
1,063,727	(17,678,853)

6,067,581	584,618

(1,339,579)	(3,266,714)*
(22,332)	(48,833)*
(247)	(4,633)*
(2,174)	(15,720)*
(1,818)	(1,765)*
(2,905)	(9,767)*
-	(5,088)*

(1,369,055)	(3,352,520)

(20,301,806)	(18,248,392)
73,126	209,650
(94,977)	(209,251)
45,785	(679,287)
334,226	286,103
(67,119)	310,852
(19,822)	(53,744)

(20,030,587)	(18,384,069)

(15,332,061)	(21,151,971)

223,683,815	244,835,786

$208,351,754	$223,683,815

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Premier U.S. Government Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations						Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class R5
3/31/19[r]	$1.00	$0.01		$0.00	[d]	$0.01		$(0.01)	$(0.00)[d]	$(0.01)	$1.00	0.88%	[b]	$300,360	0.51%	[a]	N/A	1.85%	[a]
9/30/18	1.00	0.01		0.00	[d]	0.01		(0.01)	(0.00)[d]	(0.01)	1.00	1.08%		339,551	0.50%		N/A	1.04%
9/30/17	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.23%		352,317	0.52%		0.51%	0.22%
9/30/16	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	334,720	0.51%		0.36%	0.00%	[e]
9/30/15	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.01%		400,017	0.50%		0.14%	0.00%	[e]
9/30/14	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	474,520	0.48%		0.12%	0.00%	[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.30	$0.16	$0.03	$0.19	$(0.39)	$-	$(0.39)	$10.10	1.93%	[b]	$181,721	0.42%	[a]	N/A	3.15%	[a]
9/30/18	10.40	0.27	(0.10)	0.17	(0.27)	-	(0.27)	10.30	1.65%		163,465	0.39%		N/A	2.64%
9/30/17	10.39	0.23	0.03	0.26	(0.25)	-	(0.25)	10.40	2.57%		299,768	0.40%		N/A	2.20%
9/30/16	10.46	0.20	0.00 [d]	0.20	(0.27)	-	(0.27)	10.39	1.98%		166,281	0.40%		N/A	1.97%
9/30/15	10.50	0.19	0.01	0.20	(0.24)	(0.00)[d]	(0.24)	10.46	2.00%		154,219	0.40%		N/A	1.83%
9/30/14	10.57	0.17	(0.01)	0.16	(0.23)	-	(0.23)	10.50	1.46%		193,155	0.44%		0.37%	1.62%
Class R5
3/31/19[r]	$10.33	$0.15	$0.04	$0.19	$(0.38)	$-	$(0.38)	$10.14	1.91%	[b]	$125,488	0.52%	[a]	N/A	3.05%	[a]
9/30/18	10.42	0.26	(0.09)	0.17	(0.26)	-	(0.26)	10.33	1.63%		135,411	0.49%		N/A	2.55%
9/30/17	10.42	0.22	0.02	0.24	(0.24)	-	(0.24)	10.42	2.36%		155,172	0.50%		N/A	2.09%
9/30/16	10.49	0.19	0.00 [d]	0.19	(0.26)	-	(0.26)	10.42	1.88%		199,354	0.50%		N/A	1.87%
9/30/15	10.52	0.18	0.02	0.20	(0.23)	(0.00)[d]	(0.23)	10.49	1.95%		159,429	0.50%		N/A	1.73%
9/30/14	10.59	0.15	(0.01)	0.14	(0.21)	-	(0.21)	10.52	1.36%		179,221	0.59%		0.52%	1.47%
Service Class
3/31/19[r]	$10.25	$0.15	$0.04	$0.19	$(0.37)	$-	$(0.37)	$10.07	1.89%	[b]	$63,090	0.62%	[a]	N/A	2.95%	[a]
9/30/18	10.35	0.25	(0.10)	0.15	(0.25)	-	(0.25)	10.25	1.50%		72,408	0.59%		N/A	2.45%
9/30/17	10.35	0.21	0.02	0.23	(0.23)	-	(0.23)	10.35	2.24%		75,544	0.60%		N/A	2.00%
9/30/16	10.42	0.18	0.00 [d]	0.18	(0.25)	-	(0.25)	10.35	1.78%		55,309	0.60%		N/A	1.75%
9/30/15	10.45	0.17	0.02	0.19	(0.22)	(0.00)[d]	(0.22)	10.42	1.87%		86,058	0.60%		N/A	1.64%
9/30/14	10.53	0.15	(0.02)	0.13	(0.21)	-	(0.21)	10.45	1.25%		75,423	0.66%		0.59%	1.40%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	21%	68%	72%	87%	59%	90%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$10.21	$0.14	$0.04	$0.18	$(0.36)	$-	$(0.36)	$10.03	1.83%	[b]	$31,471	0.72%	[a]	N/A	2.85%	[a]
9/30/18	10.31	0.24	(0.10)	0.14	(0.24)	-	(0.24)	10.21	1.35%		34,342	0.69%		N/A	2.37%
9/30/17	10.30	0.19	0.04	0.23	(0.22)	-	(0.22)	10.31	2.24%		28,771	0.70%		N/A	1.89%
9/30/16	10.37	0.17	0.00 [d]	0.17	(0.24)	-	(0.24)	10.30	1.69%		32,906	0.70%		N/A	1.66%
9/30/15	10.41	0.16	0.01	0.17	(0.21)	(0.00)[d]	(0.21)	10.37	1.69%		36,789	0.70%		N/A	1.53%
9/30/14	10.49	0.14	(0.02)	0.12	(0.20)	-	(0.20)	10.41	1.19%		42,999	0.75%		0.68%	1.31%
Class A
3/31/19[r]	$10.14	$0.13	$0.03	$0.16	$(0.34)	$-	$(0.34)	$9.96	1.61%	[b]	$55,000	0.97%	[a]	N/A	2.60%	[a]
9/30/18	10.24	0.21	(0.10)	0.11	(0.21)	-	(0.21)	10.14	1.10%		53,188	0.94%		N/A	2.11%
9/30/17	10.23	0.16	0.04	0.20	(0.19)	-	(0.19)	10.24	2.00%		50,893	0.95%		N/A	1.62%
9/30/16	10.30	0.14	0.00 [d]	0.14	(0.21)	-	(0.21)	10.23	1.49%		87,598	0.95%		N/A	1.42%
9/30/15	10.34	0.13	0.02	0.15	(0.19)	(0.00)[d]	(0.19)	10.30	1.44%		75,507	0.95%		N/A	1.28%
9/30/14	10.41	0.11	(0.01)	0.10	(0.17)	-	(0.17)	10.34	0.88%		77,196	1.00%		0.93%	1.06%
Class R4
3/31/19[r]	$10.26	$0.13	$0.04	$0.17	$(0.34)	$-	$(0.34)	$10.09	1.75%	[b]	$12,860	0.87%	[a]	N/A	2.69%	[a]
9/30/18	10.36	0.23	(0.11)	0.12	(0.22)	-	(0.22)	10.26	1.21%		13,691	0.84%		N/A	2.21%
9/30/17	10.36	0.18	0.03	0.21	(0.21)	-	(0.21)	10.36	2.05%		13,693	0.85%		N/A	1.75%
9/30/16	10.45	0.16	0.00 [d]	0.16	(0.25)	-	(0.25)	10.36	1.59%		9,446	0.85%		N/A	1.53%
9/30/15	10.50	0.14	0.02	0.16	(0.21)	(0.00)[d]	(0.21)	10.45	1.57%		5,881	0.85%		N/A	1.39%
9/30/14gg	10.45	0.06	(0.01)	0.05	-	-	-	10.50	0.48%	[b]	100	0.84%	[a]	N/A	1.22%	[a]
Class R3
3/31/19[r]	$10.20	$0.12	$0.04	$0.16	$(0.33)	$-	$(0.33)	$10.03	1.57%	[b]	$7,601	1.12%	[a]	N/A	2.45%	[a]
9/30/18	10.30	0.20	(0.10)	0.10	(0.20)	-	(0.20)	10.20	0.97%		7,980	1.09%		N/A	1.97%
9/30/17	10.31	0.15	0.03	0.18	(0.19)	-	(0.19)	10.30	1.79%		6,689	1.10%		N/A	1.50%
9/30/16	10.42	0.13	0.00 [d]	0.13	(0.24)	-	(0.24)	10.31	1.27%		3,661	1.10%		N/A	1.29%
9/30/15	10.46	0.12	0.01	0.13	(0.17)	(0.00)[d]	(0.17)	10.42	1.27%		1,561	1.10%		N/A	1.15%
9/30/14	10.44	0.09	(0.02)	0.07	(0.05)	-	(0.05)	10.46	0.72%		618	1.23%		1.16%	0.82%

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]		Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]		Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]		Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/19[r]	$10.24	$0.04	$0.19	$0.23	$(0.32)	$-	$(0.32)	$10.15	2.36%	[b]	$139,714	0.54%	[a]	0.52%	[a]	0.46%	[a]	0.83%	[a]
9/30/18	10.46	0.34	(0.26)	0.08	(0.30)	-	(0.30)	10.24	0.74%		133,153	1.74%		1.71%		0.45%		3.33%
9/30/17	10.79	0.23	(0.27)	(0.04)	(0.29)	-	(0.29)	10.46	(0.32%	)	98,194	1.26%		1.23%		0.45%		2.24%
9/30/16	10.19	0.13	0.59	0.72	(0.12)	-	(0.12)	10.79	7.16%		122,515	0.91%		0.90%		0.46%		1.23%
9/30/15	10.56	0.06	(0.17)	(0.11)	(0.26)	-	(0.26)	10.19	(1.12%	)	153,421	0.67%		N/A		0.47%		0.56%
9/30/14	11.00	0.26	(0.08)	0.18	(0.26)	(0.36)	(0.62)	10.56	1.79%		160,396	0.64%		0.58%		0.45%		2.42%
Class R5
3/31/19[r]	$10.24	$0.04	$0.19	$0.23	$(0.31)	$-	$(0.31)	$10.16	2.35%	[b]	$67,425	0.64%	[a]	0.62%	[a]	0.56%	[a]	0.73%	[a]
9/30/18	10.46	0.34	(0.27)	0.07	(0.29)	-	(0.29)	10.24	0.63%		60,121	1.84%		1.81%		0.55%		3.29%
9/30/17	10.80	0.22	(0.28)	(0.06)	(0.28)	-	(0.28)	10.46	(0.51%	)	60,155	1.36%		1.33%		0.55%		2.07%
9/30/16	10.19	0.13	0.59	0.72	(0.11)	-	(0.11)	10.80	7.14%		65,361	1.01%		1.00%		0.56%		1.22%
9/30/15	10.56	0.05	(0.18)	(0.13)	(0.24)	-	(0.24)	10.19	(1.22%	)	60,285	0.77%		N/A		0.57%		0.48%
9/30/14	10.99	0.24	(0.07)	0.17	(0.24)	(0.36)	(0.60)	10.56	1.62%		57,910	0.75%		0.69%		0.56%		2.30%
Service Class
3/31/19[r]	$10.20	$0.03	$0.20	$0.23	$(0.30)	$-	$(0.30)	$10.13	2.35%	[b]	$48,222	0.74%	[a]	0.72%	[a]	0.66%	[a]	0.65%	[a]
9/30/18	10.42	0.32	(0.27)	0.05	(0.27)	-	(0.27)	10.20	0.51%		50,449	1.94%		1.91%		0.65%		3.16%
9/30/17	10.76	0.21	(0.29)	(0.08)	(0.26)	-	(0.26)	10.42	(0.63%	)	57,719	1.46%		1.43%		0.65%		2.00%
9/30/16	10.16	0.10	0.60	0.70	(0.10)	-	(0.10)	10.76	6.96%		71,040	1.11%		1.10%		0.66%		0.95%
9/30/15	10.52	0.04	(0.17)	(0.13)	(0.23)	-	(0.23)	10.16	(1.23%	)	77,147	0.87%		N/A		0.67%		0.37%
9/30/14	10.96	0.23	(0.08)	0.15	(0.23)	(0.36)	(0.59)	10.52	1.54%		77,120	0.85%		0.79%		0.66%		2.16%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	18%	62%	25%	46%	59%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p

Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]		Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]		Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]		Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/19[r]	$10.30	$0.02	$0.21	$0.23	$(0.29)	$-	$(0.29)	$10.24	2.33%	[b]	$15,271	0.84%	[a]	0.82%	[a]	0.76%	[a]	0.48%	[a]
9/30/18	10.53	0.31	(0.28)	0.03	(0.26)	-	(0.26)	10.30	0.31%		14,744	2.04%		2.01%		0.75%		3.02%
9/30/17	10.86	0.20	(0.27)	(0.07)	(0.26)	-	(0.26)	10.53	(0.58%	)	14,519	1.56%		1.53%		0.75%		1.94%
9/30/16	10.26	0.10	0.59	0.69	(0.09)	-	(0.09)	10.86	6.80%		14,408	1.21%		1.20%		0.76%		0.96%
9/30/15	10.62	0.04	(0.17)	(0.13)	(0.23)	-	(0.23)	10.26	(1.30%	)	11,859	0.97%		N/A		0.77%		0.36%
9/30/14	11.06	0.23	(0.09)	0.14	(0.22)	(0.36)	(0.58)	10.62	1.42%		10,584	0.92%		0.86%		0.73%		2.15%
Class A
3/31/19[r]	$10.05	$0.02	$0.18	$0.20	$(0.26)	$-	$(0.26)	$9.99	2.08%	[b]	$17,826	1.09%	[a]	1.07%	[a]	1.01%	[a]	0.33%	[a]
9/30/18	10.27	0.28	(0.26)	0.02	(0.24)	-	(0.24)	10.05	0.16%		20,582	2.29%		2.26%		1.00%		2.80%
9/30/17	10.60	0.17	(0.27)	(0.10)	(0.23)	-	(0.23)	10.27	(0.92%	)	22,180	1.81%		1.78%		1.00%		1.67%
9/30/16	10.00	0.08	0.58	0.66	(0.06)	-	(0.06)	10.60	6.65%		23,476	1.46%		1.45%		1.01%		0.76%
9/30/15	10.36	(0.00)[d]	(0.16)	(0.16)	(0.20)	-	(0.20)	10.00	(1.58%	)	22,320	1.22%		N/A		1.02%		(0.02%	)
9/30/14	10.80	0.19	(0.08)	0.11	(0.19)	(0.36)	(0.55)	10.36	1.16%		26,054	1.18%		1.11%		0.98%		1.79%
Class R4
3/31/19[r]	$10.00	$0.02	$0.19	$0.21	$(0.28)	$-	$(0.28)	$9.93	2.15%	[b]	$6,144	0.99%	[a]	0.97%	[a]	0.91%	[a]	0.40%	[a]
9/30/18	10.22	0.29	(0.26)	0.03	(0.25)	-	(0.25)	10.00	0.31%		6,840	2.19%		2.16%		0.90%		2.87%
9/30/17	10.57	0.18	(0.28)	(0.10)	(0.25)	-	(0.25)	10.22	(0.84%	)	6,231	1.71%		1.68%		0.90%		1.78%
9/30/16	10.00	0.12	0.55	0.67	(0.10)	-	(0.10)	10.57	6.77%		5,352	1.36%		1.35%		0.91%		1.21%
9/30/15	10.37	0.14	(0.29)	(0.15)	(0.22)	-	(0.22)	10.00	(1.47%	)	996	1.12%		N/A		0.92%		1.42%
9/30/14gg	10.22	0.16	(0.01)	0.15	-	-	-	10.37	1.47%	[b]	101	1.03%	[a]	N/A		0.90%	[a]	3.03%	[a]
Class R3
3/31/19[r]	$9.99	$0.01	$0.18	$0.19	$(0.24)	$-	$(0.24)	$9.94	2.03%	[b]	$4,037	1.24%	[a]	1.22%	[a]	1.16%	[a]	0.20%	[a]
9/30/18	10.22	0.27	(0.27)	0.00 [d]	(0.23)	-	(0.23)	9.99	0.03%		4,569	2.44%		2.41%		1.15%		2.69%
9/30/17	10.57	0.16	(0.27)	(0.11)	(0.24)	-	(0.24)	10.22	(1.00%	)	4,686	1.97%		1.94%		1.16%		1.54%
9/30/16	10.01	0.15	0.48	0.63	(0.07)	-	(0.07)	10.57	6.37%		2,792	1.61%		1.60%		1.16%		1.46%
9/30/15	10.37	(0.03)	(0.15)	(0.18)	(0.18)	-	(0.18)	10.01	(1.76%	)	386	1.37%		N/A		1.17%		(0.30%	)
9/30/14	10.82	0.17	(0.09)	0.08	(0.17)	(0.36)	(0.53)	10.37	0.93%		1,593	1.40%		1.33%		1.20%		1.66%

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.66	$0.18	$0.26	$0.44	$(0.36)	$-	$(0.36)	$10.74	4.25%	[b]	$784,923	0.42%	[a]	N/A	3.55%	[a]
9/30/18	11.04	0.34	(0.39)	(0.05)	(0.33)	-	(0.33)	10.66	(0.46%	)	695,501	0.42%		N/A	3.19%
9/30/17	11.26	0.29	(0.15)	0.14	(0.36)	-	(0.36)	11.04	1.41%		546,975	0.42%		N/A	2.70%
9/30/16	11.27	0.29	0.19	0.48	(0.34)	(0.15)	(0.49)	11.26	4.54%		501,737	0.42%		N/A	2.59%
9/30/15	11.43	0.30	(0.11)	0.19	(0.30)	(0.05)	(0.35)	11.27	1.67%		677,427	0.42%		N/A	2.61%
9/30/14	11.27	0.29	0.25	0.54	(0.38)	-	(0.38)	11.43	4.92%		620,248	0.49%		0.40%	2.59%
Class R5
3/31/19[r]	$10.69	$0.18	$0.26	$0.44	$(0.35)	$-	$(0.35)	$10.78	4.21%	[b]	$280,192	0.52%	[a]	N/A	3.44%	[a]
9/30/18	11.07	0.33	(0.39)	(0.06)	(0.32)	-	(0.32)	10.69	(0.57%	)	294,370	0.52%		N/A	3.07%
9/30/17	11.29	0.28	(0.15)	0.13	(0.35)	-	(0.35)	11.07	1.30%		358,319	0.52%		N/A	2.58%
9/30/16	11.30	0.28	0.19	0.47	(0.33)	(0.15)	(0.48)	11.29	4.40%		408,472	0.52%		N/A	2.49%
9/30/15	11.45	0.29	(0.11)	0.18	(0.28)	(0.05)	(0.33)	11.30	1.63%		489,222	0.52%		N/A	2.51%
9/30/14	11.27	0.27	0.26	0.53	(0.35)	-	(0.35)	11.45	4.72%		511,202	0.64%		0.55%	2.43%
Service Class
3/31/19[r]	$10.63	$0.17	$0.24	$0.41	$(0.33)	$-	$(0.33)	$10.71	4.03%	[b]	$91,149	0.62%	[a]	N/A	3.34%	[a]
9/30/18	11.01	0.32	(0.39)	(0.07)	(0.31)	-	(0.31)	10.63	(0.66%	)	101,502	0.62%		N/A	2.98%
9/30/17	11.22	0.27	(0.15)	0.12	(0.33)	-	(0.33)	11.01	1.24%		100,903	0.62%		N/A	2.51%
9/30/16	11.23	0.26	0.20	0.46	(0.32)	(0.15)	(0.47)	11.22	4.34%		91,885	0.62%		N/A	2.40%
9/30/15	11.38	0.27	(0.10)	0.17	(0.27)	(0.05)	(0.32)	11.23	1.49%		130,923	0.62%		N/A	2.40%
9/30/14	11.22	0.27	0.24	0.51	(0.35)	-	(0.35)	11.38	4.65%		166,094	0.71%		0.63%	2.36%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	137%	140%	213%	330%	361%	361%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$10.55	$0.17	$0.25	$0.42	$(0.33)	$-	$(0.33)	$10.64	4.07%	[b]	$65,668	0.72%	[a]	N/A	3.24%	[a]
9/30/18	10.92	0.31	(0.38)	(0.07)	(0.30)	-	(0.30)	10.55	(0.70%	)	69,478	0.72%		N/A	2.88%
9/30/17	11.14	0.26	(0.15)	0.11	(0.33)	-	(0.33)	10.92	1.11%		71,425	0.72%		N/A	2.38%
9/30/16	11.16	0.25	0.19	0.44	(0.31)	(0.15)	(0.46)	11.14	4.19%		85,249	0.72%		N/A	2.29%
9/30/15	11.32	0.26	(0.10)	0.16	(0.27)	(0.05)	(0.32)	11.16	1.38%		84,709	0.72%		N/A	2.31%
9/30/14	11.16	0.25	0.25	0.50	(0.34)	-	(0.34)	11.32	4.60%		70,975	0.81%		0.71%	2.27%
Class A
3/31/19[r]	$10.45	$0.15	$0.25	$0.40	$(0.30)	$-	$(0.30)	$10.55	3.90%	[b]	$97,492	0.97%	[a]	N/A	2.99%	[a]
9/30/18	10.82	0.28	(0.38)	(0.10)	(0.27)	-	(0.27)	10.45	(1.00%	)	106,562	0.97%		N/A	2.63%
9/30/17	11.03	0.23	(0.15)	0.08	(0.29)	-	(0.29)	10.82	0.87%		114,317	0.97%		N/A	2.13%
9/30/16	11.04	0.22	0.20	0.42	(0.28)	(0.15)	(0.43)	11.03	4.01%		150,014	0.97%		N/A	2.04%
9/30/15	11.20	0.23	(0.10)	0.13	(0.24)	(0.05)	(0.29)	11.04	1.12%		166,649	0.97%		N/A	2.06%
9/30/14	11.04	0.22	0.25	0.47	(0.31)	-	(0.31)	11.20	4.25%		174,618	1.05%		0.96%	2.02%
Class R4
3/31/19[r]	$10.39	$0.16	$0.24	$0.40	$(0.30)	$-	$(0.30)	$10.49	4.01%	[b]	$13,250	0.87%	[a]	N/A	3.11%	[a]
9/30/18	10.78	0.29	(0.39)	(0.10)	(0.29)	-	(0.29)	10.39	(0.97%	)	10,624	0.87%		N/A	2.72%
9/30/17	11.00	0.24	(0.14)	0.10	(0.32)	-	(0.32)	10.78	1.03%		14,811	0.87%		N/A	2.23%
9/30/16	11.03	0.23	0.19	0.42	(0.30)	(0.15)	(0.45)	11.00	4.09%		14,906	0.87%		N/A	2.14%
9/30/15	11.20	0.25	(0.11)	0.14	(0.26)	(0.05)	(0.31)	11.03	1.28%		8,960	0.87%		N/A	2.21%
9/30/14gg	10.95	0.12	0.13	0.25	-	-	-	11.20	2.28%	[b]	102	0.86%	[a]	N/A	2.08%	[a]
Class R3
3/31/19[r]	$10.67	$0.15	$0.25	$0.40	$(0.29)	$-	$(0.29)	$10.78	3.84%	[b]	$787	1.12%	[a]	N/A	2.84%	[a]
9/30/18	11.02	0.27	(0.39)	(0.12)	(0.23)	-	(0.23)	10.67	(1.13%	)	803	1.12%		N/A	2.49%
9/30/17	11.25	0.22	(0.16)	0.06	(0.29)	-	(0.29)	11.02	0.64%		828	1.12%		N/A	1.99%
9/30/16	11.25	0.21	0.20	0.41	(0.26)	(0.15)	(0.41)	11.25	3.89%		783	1.12%		N/A	1.89%
9/30/15	11.40	0.22	(0.10)	0.12	(0.22)	(0.05)	(0.27)	11.25	1.02%		625	1.12%		N/A	1.90%
9/30/14	11.20	0.20	0.24	0.44	(0.24)	-	(0.24)	11.40	4.02%		1,231	1.29%		1.20%	1.78%

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.59	$0.19	$0.22	$0.41	$(0.33)	$-	$(0.33)	$10.67	4.13%	[b]	$22,592	0.51%	[a]	N/A		3.66%	[a]
9/30/18	10.97	0.35	(0.41)	(0.06)	(0.32)	-	(0.32)	10.59	(0.55%	)	21,746	0.50%		0.50%	[n]	3.33%
9/30/17	11.01	0.31	(0.09)	0.22	(0.26)	-	(0.26)	10.97	2.16%		27,548	0.51%		0.51%	[n]	2.87%
9/30/16	10.73	0.28	0.31	0.59	(0.26)	(0.05)	(0.31)	11.01	5.71%		20,147	0.53%		0.52%		2.60%
9/30/15	10.88	0.28	(0.19)	0.09	(0.23)	(0.01)	(0.24)	10.73	0.81%		15,756	0.56%		0.52%		2.54%
9/30/14	10.61	0.29	0.30	0.59	(0.31)	(0.01)	(0.32)	10.88	5.75%		5,659	0.59%		0.51%		2.68%
Class R5
3/31/19[r]	$9.78	$0.17	$0.21	$0.38	$(0.32)	$-	$(0.32)	$9.84	4.06%	[b]	$99,322	0.61%	[a]	N/A		3.58%	[a]
9/30/18	10.16	0.32	(0.39)	(0.07)	(0.31)	-	(0.31)	9.78	(0.69%	)	98,402	0.60%		0.60%	[n]	3.24%
9/30/17	10.22	0.28	(0.09)	0.19	(0.25)	-	(0.25)	10.16	2.02%		88,740	0.61%		0.61%	[n]	2.76%
9/30/16	9.98	0.25	0.29	0.54	(0.25)	(0.05)	(0.30)	10.22	5.63%		77,693	0.63%		0.62%		2.50%
9/30/15	10.14	0.24	(0.17)	0.07	(0.22)	(0.01)	(0.23)	9.98	0.66%		65,209	0.66%		0.62%		2.41%
9/30/14	9.90	0.26	0.28	0.54	(0.29)	(0.01)	(0.30)	10.14	5.49%		68,204	0.69%		0.59%		2.59%
Service Class
3/31/19[r]	$9.91	$0.17	$0.21	$0.38	$(0.31)	$-	$(0.31)	$9.98	3.97%	[b]	$12,270	0.71%	[a]	N/A		3.46%	[a]
9/30/18	10.28	0.31	(0.38)	(0.07)	(0.30)	-	(0.30)	9.91	(0.69%	)	18,946	0.70%		0.70%	[n]	3.14%
9/30/17	10.34	0.27	(0.09)	0.18	(0.24)	-	(0.24)	10.28	1.89%		16,047	0.71%		0.71%	[n]	2.65%
9/30/16	10.09	0.24	0.30	0.54	(0.24)	(0.05)	(0.29)	10.34	5.53%		16,990	0.73%		0.72%		2.39%
9/30/15	10.24	0.24	(0.17)	0.07	(0.21)	(0.01)	(0.22)	10.09	0.59%		20,226	0.76%		0.72%		2.32%
9/30/14	10.00	0.25	0.28	0.53	(0.28)	(0.01)	(0.29)	10.24	5.37%		15,644	0.79%		0.69%		2.51%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	123%	142%	207%	314%	362%	382%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$9.88	$0.16	$0.22	$0.38	$(0.30)	$-	$(0.30)	$9.96	3.95%	[b]	$23,185	0.81%	[a]	N/A		3.37%	[a]
9/30/18	10.25	0.30	(0.38)	(0.08)	(0.29)	-	(0.29)	9.88	(0.83%	)	27,039	0.80%		0.80%	[n]	3.03%
9/30/17	10.31	0.26	(0.09)	0.17	(0.23)	-	(0.23)	10.25	1.78%		26,601	0.81%		0.81%	[n]	2.54%
9/30/16	10.07	0.23	0.29	0.52	(0.23)	(0.05)	(0.28)	10.31	5.38%		34,731	0.83%		0.82%		2.29%
9/30/15	10.22	0.23	(0.17)	0.06	(0.20)	(0.01)	(0.21)	10.07	0.54%		35,581	0.86%		0.82%		2.22%
9/30/14	9.99	0.24	0.28	0.52	(0.28)	(0.01)	(0.29)	10.22	5.26%		22,159	0.89%		0.79%		2.41%
Class A
3/31/19[r]	$9.85	$0.15	$0.21	$0.36	$(0.27)	$-	$(0.27)	$9.94	3.81%	[b]	$32,219	1.06%	[a]	N/A		3.14%	[a]
9/30/18	10.23	0.28	(0.40)	(0.12)	(0.26)	-	(0.26)	9.85	(1.17%	)	32,456	1.05%		1.05%	[n]	2.78%
9/30/17	10.28	0.23	(0.07)	0.16	(0.21)	-	(0.21)	10.23	1.63%		34,137	1.06%		1.06%	[n]	2.30%
9/30/16	10.04	0.20	0.29	0.49	(0.20)	(0.05)	(0.25)	10.28	5.06%		37,243	1.08%		1.07%		2.04%
9/30/15	10.17	0.20	(0.16)	0.04	(0.16)	(0.01)	(0.17)	10.04	0.21%		36,941	1.11%		1.07%		1.96%
9/30/14	9.94	0.22	0.27	0.49	(0.25)	(0.01)	(0.26)	10.17	5.04%		34,703	1.16%		1.06%		2.15%
Class R4
3/31/19[r]	$9.78	$0.16	$0.20	$0.36	$(0.30)	$-	$(0.30)	$9.84	3.80%	[b]	$6,858	0.96%	[a]	N/A		3.26%	[a]
9/30/18	10.16	0.28	(0.38)	(0.10)	(0.28)	-	(0.28)	9.78	(1.01%	)	4,730	0.95%		0.95%	[n]	2.87%
9/30/17	10.22	0.24	(0.07)	0.17	(0.23)	-	(0.23)	10.16	1.77%		5,032	0.96%		0.96%	[n]	2.41%
9/30/16	10.01	0.21	0.29	0.50	(0.24)	(0.05)	(0.29)	10.22	5.18%		3,765	0.98%		0.97%		2.15%
9/30/15	10.18	0.22	(0.18)	0.04	(0.20)	(0.01)	(0.21)	10.01	0.34%		2,959	1.01%		0.97%		2.17%
9/30/14gg	9.93	0.11	0.14	0.25	-	-	-	10.18	2.52%	[b]	102	1.00%	[a]	0.97%	[a]	2.12%	[a]
Class R3
3/31/19[r]	$9.72	$0.14	$0.21	$0.35	$(0.26)	$-	$(0.26)	$9.81	3.74%	[b]	$4,072	1.21%	[a]	N/A		2.98%	[a]
9/30/18	10.10	0.26	(0.38)	(0.12)	(0.26)	-	(0.26)	9.72	(1.24%	)	4,530	1.20%		1.20%	[n]	2.64%
9/30/17	10.19	0.22	(0.09)	0.13	(0.22)	-	(0.22)	10.10	1.41%		3,869	1.21%		1.21%	[n]	2.18%
9/30/16	9.99	0.19	0.29	0.48	(0.23)	(0.05)	(0.28)	10.19	4.94%		2,592	1.23%		1.22%		1.95%
9/30/15	10.16	0.19	(0.17)	0.02	(0.18)	(0.01)	(0.19)	9.99	0.15%		412	1.26%		1.22%		1.84%
9/30/14gg	9.93	0.09	0.14	0.23	-	-	-	10.16	2.32%	[b]	102	1.25%	[a]	1.22%	[a]	1.87%	[a]

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$9.27	$0.29	$(0.19)	$0.10	$(0.52)	$-	$(0.52)	$8.85	1.33%	[b]	$283,251	0.53%	[a]	N/A		6.60%	[a]
9/30/18	9.62	0.58	(0.33)	0.25	(0.60)	-	(0.60)	9.27	2.78%		382,927	0.54%		0.54%	[n]	6.32%
9/30/17	9.29	0.62	0.28	0.90	(0.57)	-	(0.57)	9.62	10.22%		242,645	0.54%		0.54%[n]		6.63%
9/30/16	8.98	0.62	0.28	0.90	(0.59)	-	(0.59)	9.29	10.86%		220,759	0.57%		0.55%		7.05%
9/30/15	10.16	0.61	(0.86)	(0.25)	(0.69)	(0.24)	(0.93)	8.98	(2.27%	)	106,575	0.58%		0.55%		6.47%
9/30/14	10.07	0.68	0.25	0.93	(0.67)	(0.17)	(0.84)	10.16	9.79%		105,460	0.57%		0.52%		6.68%
Class R5
3/31/19[r]	$9.31	$0.29	$(0.19)	$0.10	$(0.51)	$-	$(0.51)	$8.90	1.31%	[b]	$40,249	0.63%	[a]	N/A		6.56%	[a]
9/30/18	9.66	0.57	(0.33)	0.24	(0.59)	-	(0.59)	9.31	2.65%		43,613	0.64%		0.64%	[n]	6.20%
9/30/17	9.33	0.61	0.28	0.89	(0.56)	-	(0.56)	9.66	10.08%		55,628	0.64%		0.64%[n]		6.54%
9/30/16	9.02	0.61	0.28	0.89	(0.58)	-	(0.58)	9.33	10.68%		45,867	0.67%		0.65%		6.93%
9/30/15	10.19	0.60	(0.85)	(0.25)	(0.68)	(0.24)	(0.92)	9.02	(2.28%	)	41,616	0.68%		0.65%		6.38%
9/30/14	10.09	0.66	0.26	0.92	(0.65)	(0.17)	(0.82)	10.19	9.63%		39,737	0.72%		0.67%		6.52%
Service Class
3/31/19[r]	$9.31	$0.28	$(0.19)	$0.09	$(0.50)	$-	$(0.50)	$8.90	1.22%	[b]	$44,715	0.73%	[a]	N/A		6.46%	[a]
9/30/18	9.66	0.56	(0.33)	0.23	(0.58)	-	(0.58)	9.31	2.55%		45,296	0.74%		0.74%	[n]	6.11%
9/30/17	9.33	0.60	0.28	0.88	(0.55)	-	(0.55)	9.66	9.93%		49,581	0.74%		0.74%[n]		6.45%
9/30/16	9.01	0.60	0.29	0.89	(0.57)	-	(0.57)	9.33	10.70%		59,787	0.77%		0.75%		6.83%
9/30/15	10.18	0.59	(0.86)	(0.27)	(0.66)	(0.24)	(0.90)	9.01	(2.40%	)	62,734	0.78%		0.75%		6.27%
9/30/14	10.09	0.65	0.26	0.91	(0.65)	(0.17)	(0.82)	10.18	9.46%		61,150	0.80%		0.75%		6.45%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	24%	38%	70%	50%	76%	80%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$9.16	$0.27	$(0.19)	$0.08	$(0.49)	$-	$(0.49)	$8.75	1.08%	[b]	$25,573	0.83%	[a]	N/A		6.34%	[a]
9/30/18	9.51	0.55	(0.33)	0.22	(0.57)	-	(0.57)	9.16	2.49%		31,250	0.84%		0.84%	[n]	6.01%
9/30/17	9.20	0.58	0.28	0.86	(0.55)	-	(0.55)	9.51	9.79%		32,889	0.84%		0.84%[n]		6.34%
9/30/16	8.89	0.58	0.29	0.87	(0.56)	-	(0.56)	9.20	10.63%		28,948	0.87%		0.85%		6.74%
9/30/15	10.07	0.57	(0.85)	(0.28)	(0.66)	(0.24)	(0.90)	8.89	(2.58%	)	24,221	0.88%		0.85%		6.18%
9/30/14	9.99	0.64	0.25	0.89	(0.64)	(0.17)	(0.81)	10.07	9.37%		22,802	0.92%		0.87%		6.33%
Class A
3/31/19[r]	$9.13	$0.26	$(0.18)	$0.08	$(0.47)	$-	$(0.47)	$8.74	1.07%	[b]	$27,461	1.08%	[a]	N/A		6.11%	[a]
9/30/18	9.49	0.52	(0.33)	0.19	(0.55)	-	(0.55)	9.13	2.10%		27,393	1.09%		1.09%	[n]	5.76%
9/30/17	9.17	0.56	0.28	0.84	(0.52)	-	(0.52)	9.49	9.63%		29,357	1.09%		1.09%[n]		6.09%
9/30/16	8.86	0.56	0.29	0.85	(0.54)	-	(0.54)	9.17	10.31%		29,055	1.12%		1.10%		6.49%
9/30/15	10.02	0.55	(0.85)	(0.30)	(0.62)	(0.24)	(0.86)	8.86	(2.78%	)	28,572	1.13%		1.10%		5.93%
9/30/14	9.94	0.61	0.25	0.86	(0.61)	(0.17)	(0.78)	10.02	9.10%		33,597	1.17%		1.12%		6.08%
Class R4
3/31/19[r]	$9.04	$0.27	$(0.19)	$0.08	$(0.48)	$-	$(0.48)	$8.64	1.11%	[b]	$46,369	0.98%	[a]	N/A		6.30%	[a]
9/30/18	9.40	0.53	(0.33)	0.20	(0.56)	-	(0.56)	9.04	2.30%		35,011	0.99%		0.99%	[n]	5.87%
9/30/17	9.11	0.56	0.28	0.84	(0.55)	-	(0.55)	9.40	9.66%		30,611	0.99%		0.99%[n]		6.18%
9/30/16	8.84	0.57	0.28	0.85	(0.58)	-	(0.58)	9.11	10.44%		18,428	1.02%		1.00%		6.66%
9/30/15	10.02	0.54	(0.83)	(0.29)	(0.65)	(0.24)	(0.89)	8.84	(2.67%	)	2,672	1.03%		1.00%		5.97%
9/30/14gg	9.89	0.31	(0.18)	0.13	-	-	-	10.02	1.31%	[b]	101	1.01%	[a]	1.00%	[a]	6.05%	[a]
Class R3
3/31/19[r]	$9.23	$0.26	$(0.19)	$0.07	$(0.46)	$-	$(0.46)	$8.84	0.94%	[b]	$43,300	1.23%	[a]	N/A		5.96%	[a]
9/30/18	9.60	0.51	(0.33)	0.18	(0.55)	-	(0.55)	9.23	2.04%		44,944	1.24%		1.24%	[n]	5.62%
9/30/17	9.29	0.55	0.29	0.84	(0.53)	-	(0.53)	9.60	9.43%		36,626	1.24%		1.24%[n]		5.93%
9/30/16	9.01	0.56	0.28	0.84	(0.56)	-	(0.56)	9.29	10.12%		13,928	1.27%		1.25%		6.38%
9/30/15	10.17	0.54	(0.85)	(0.31)	(0.61)	(0.24)	(0.85)	9.01	(2.91%	)	3,423	1.28%		1.25%		5.74%
9/30/14	10.07	0.59	0.27	0.86	(0.59)	(0.17)	(0.76)	10.17	8.92%		726	1.39%		1.34%		5.84%

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$12.86	$0.12	$(0.46)	$(0.34)	$(0.22)	$(0.72)	$(0.94)	$11.58	(2.23%	)[b]	$19,625	0.70%	[a]	0.64%	[a]	2.15%	[a]
9/30/18	12.53	0.22	1.02	1.24	(0.24)	(0.67)	(0.91)	12.86	10.21%		11,637	0.70%		0.60%		1.79%
9/30/17	11.32	0.21	1.28	1.49	(0.22)	(0.06)	(0.28)	12.53	13.39%		8,270	0.68%		0.60%		1.76%
9/30/16	11.48	0.22	0.84	1.06	(0.29)	(0.93)	(1.22)	11.32	9.96%		967	0.68%		0.60%		1.98%
9/30/15	13.01	0.22	(0.44)	(0.22)	(0.24)	(1.07)	(1.31)	11.48	(1.96%	)	376	0.65%		0.60%		1.77%
9/30/14gg	12.51	0.12	0.38	0.50	-	-	-	13.01	4.00%	[b]	36,306	0.61%	[a]	0.60%	[a]	1.82%	[a]
Class R5
3/31/19[r]	$12.85	$0.12	$(0.47)	$(0.35)	$(0.20)	$(0.72)	$(0.92)	$11.58	(2.25%	)[b]	$46,890	0.80%	[a]	0.73%	[a]	2.02%	[a]
9/30/18	12.53	0.21	1.01	1.22	(0.23)	(0.67)	(0.90)	12.85	10.01%		45,211	0.80%		0.70%		1.67%
9/30/17	11.32	0.20	1.28	1.48	(0.21)	(0.06)	(0.27)	12.53	13.27%		49,381	0.78%		0.70%		1.66%
9/30/16	11.48	0.21	0.84	1.05	(0.28)	(0.93)	(1.21)	11.32	9.82%		53,727	0.78%		0.70%		1.87%
9/30/15	13.00	0.21	(0.44)	(0.23)	(0.22)	(1.07)	(1.29)	11.48	(2.03%	)	62,971	0.75%		0.70%		1.70%
9/30/14	12.38	0.21	1.25	1.46	(0.21)	(0.63)	(0.84)	13.00	12.33%		74,267	0.67%		0.67%	[k]	1.69%
Service Class
3/31/19[r]	$13.50	$0.12	$(0.49)	$(0.37)	$(0.19)	$(0.72)	$(0.91)	$12.22	(2.35%	)[b]	$6,590	0.90%	[a]	0.83%	[a]	1.91%	[a]
9/30/18	13.11	0.21	1.06	1.27	(0.21)	(0.67)	(0.88)	13.50	9.94%		7,243	0.90%		0.80%		1.58%
9/30/17	11.83	0.19	1.34	1.53	(0.19)	(0.06)	(0.25)	13.11	13.11%		6,978	0.88%		0.80%		1.54%
9/30/16	11.94	0.20	0.89	1.09	(0.27)	(0.93)	(1.20)	11.83	9.76%		14,130	0.88%		0.80%		1.87%
9/30/15	13.48	0.20	(0.46)	(0.26)	(0.21)	(1.07)	(1.28)	11.94	(2.18%	)	12,545	0.85%		0.80%		1.60%
9/30/14	12.80	0.21	1.29	1.50	(0.19)	(0.63)	(0.82)	13.48	12.23%		11,914	0.80%		0.80%	[k]	1.57%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	89%	77%	108%	176%	204%	192%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$12.89	$0.10	$(0.47)	$(0.37)	$(0.17)	$(0.72)	$(0.89)	$11.63	(2.41%	)[b]	$6,503	1.00%	[a]	0.93%	[a]	1.81%	[a]
9/30/18	12.55	0.18	1.02	1.20	(0.19)	(0.67)	(0.86)	12.89	9.88%		8,129	1.00%		0.90%		1.47%
9/30/17	11.35	0.17	1.28	1.45	(0.19)	(0.06)	(0.25)	12.55	13.01%		9,413	0.98%		0.90%		1.46%
9/30/16	11.51	0.19	0.84	1.03	(0.26)	(0.93)	(1.19)	11.35	9.59%		9,751	0.98%		0.90%		1.68%
9/30/15	13.04	0.19	(0.44)	(0.25)	(0.21)	(1.07)	(1.28)	11.51	(2.23%	)	8,691	0.95%		0.90%		1.51%
9/30/14	12.41	0.19	1.25	1.44	(0.18)	(0.63)	(0.81)	13.04	12.09%		7,089	0.92%		0.92%	[k]	1.46%
Class A
3/31/19[r]	$12.51	$0.09	$(0.45)	$(0.36)	$(0.14)	$(0.72)	$(0.86)	$11.29	(2.45%	)[b]	$26,452	1.25%	[a]	1.18%	[a]	1.56%	[a]
9/30/18	12.22	0.15	0.98	1.13	(0.17)	(0.67)	(0.84)	12.51	9.48%		30,517	1.25%		1.15%		1.22%
9/30/17	11.05	0.14	1.25	1.39	(0.16)	(0.06)	(0.22)	12.22	12.78%		32,637	1.23%		1.15%		1.21%
9/30/16	11.22	0.15	0.83	0.98	(0.22)	(0.93)	(1.15)	11.05	9.38%		30,781	1.23%		1.15%		1.42%
9/30/15	12.73	0.15	(0.43)	(0.28)	(0.16)	(1.07)	(1.23)	11.22	(2.49%	)	31,375	1.20%		1.15%		1.26%
9/30/14	12.14	0.15	1.22	1.37	(0.15)	(0.63)	(0.78)	12.73	11.80%		34,260	1.18%		1.17%		1.18%
Class R4
3/31/19[r]	$12.42	$0.09	$(0.44)	$(0.35)	$(0.16)	$(0.72)	$(0.88)	$11.19	(2.40%	)[b]	$2,249	1.15%	[a]	1.08%	[a]	1.65%	[a]
9/30/18	12.15	0.16	0.97	1.13	(0.19)	(0.67)	(0.86)	12.42	9.58%		3,499	1.15%		1.05%		1.34%
9/30/17	10.99	0.15	1.24	1.39	(0.17)	(0.06)	(0.23)	12.15	12.88%		2,822	1.13%		1.05%		1.32%
9/30/16	11.20	0.16	0.83	0.99	(0.27)	(0.93)	(1.20)	10.99	9.51%		2,373	1.13%		1.05%		1.54%
9/30/15	12.74	0.17	(0.44)	(0.27)	(0.20)	(1.07)	(1.27)	11.20	(2.46%	)	2,010	1.10%		1.05%		1.49%
9/30/14gg	12.28	0.09	0.37	0.46	-	-	-	12.74	3.75%	[b]	104	1.06%	[a]	1.05%	[a]	1.38%	[a]
Class R3
3/31/19[r]	$12.36	$0.08	$(0.45)	$(0.37)	$(0.14)	$(0.72)	$(0.86)	$11.13	(2.58%	)[b]	$7,507	1.40%	[a]	1.33%	[a]	1.44%	[a]
9/30/18	12.09	0.13	0.97	1.10	(0.16)	(0.67)	(0.83)	12.36	9.32%		8,002	1.40%		1.30%		1.08%
9/30/17	10.95	0.12	1.24	1.36	(0.16)	(0.06)	(0.22)	12.09	12.58%		7,251	1.38%		1.30%		1.08%
9/30/16	11.18	0.14	0.82	0.96	(0.26)	(0.93)	(1.19)	10.95	9.29%		5,002	1.38%		1.30%		1.31%
9/30/15	12.72	0.14	(0.44)	(0.30)	(0.17)	(1.07)	(1.24)	11.18	(2.66%	)	1,734	1.35%		1.30%		1.16%
9/30/14gg	12.28	0.07	0.37	0.44	-	-	-	12.72	3.58%	[b]	104	1.31%[a]		1.30%	[a]	1.13%	[a]

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$17.06	$0.16	$(1.07)	$(0.91)	$(0.40)	$(2.20)	$(2.60)	$13.55	(4.24%	)[b]	$17,976	0.63%	[a]	2.28%	[a]
9/30/18	17.67	0.29	1.28	1.57	(0.36)	(1.82)	(2.18)	17.06	9.34%		19,546	0.57%		1.74%
9/30/17	16.05	0.31	2.40	2.71	(0.53)	(0.56)	(1.09)	17.67	17.36%		79,531	0.57%		1.87%
9/30/16	14.75	0.35	1.56	1.91	(0.32)	(0.29)	(0.61)	16.05	13.26%		73,202	0.53%		2.29%
9/30/15	15.75	0.29	(1.00)	(0.71)	(0.29)	-	(0.29)	14.75	(4.64%	)	163,640	0.53%		1.84%
9/30/14gg	15.15	0.14	0.46	0.60	-	-	-	15.75	3.96%	[b]	182,826	0.50%	[a]	1.73%	[a]
Class R5
3/31/19[r]	$17.09	$0.15	$(1.07)	$(0.92)	$(0.39)	$(2.20)	$(2.59)	$13.58	(4.35%	)[b]	$54,821	0.73%	[a]	2.18%	[a]
9/30/18	17.69	0.28	1.28	1.56	(0.34)	(1.82)	(2.16)	17.09	9.27%		59,987	0.67%		1.65%
9/30/17	16.06	0.30	2.40	2.70	(0.51)	(0.56)	(1.07)	17.69	17.31%		46,583	0.67%		1.78%
9/30/16	14.76	0.34	1.55	1.89	(0.30)	(0.29)	(0.59)	16.06	13.11%		46,644	0.63%		2.22%
9/30/15	15.76	0.28	(1.01)	(0.73)	(0.27)	-	(0.27)	14.76	(4.74%	)	46,754	0.63%		1.73%
9/30/14	13.55	0.27	2.20	2.47	(0.26)	-	(0.26)	15.76	18.30%		71,929	0.57%		1.81%
Service Class
3/31/19[r]	$16.95	$0.15	$(1.07)	$(0.92)	$(0.36)	$(2.20)	$(2.56)	$13.47	(4.34%	)[b]	$39,276	0.83%	[a]	2.07%	[a]
9/30/18	17.57	0.26	1.26	1.52	(0.32)	(1.82)	(2.14)	16.95	9.10%		50,102	0.77%		1.55%
9/30/17	15.95	0.28	2.39	2.67	(0.49)	(0.56)	(1.05)	17.57	17.19%		49,413	0.77%		1.65%
9/30/16	14.66	0.32	1.55	1.87	(0.29)	(0.29)	(0.58)	15.95	13.03%		64,634	0.73%		2.12%
9/30/15	15.66	0.26	(1.00)	(0.74)	(0.26)	-	(0.26)	14.66	(4.84%	)	65,799	0.73%		1.65%
9/30/14	13.48	0.25	2.17	2.42	(0.24)	-	(0.24)	15.66	18.15%		68,003	0.68%		1.66%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	19%	80%	102%	109%	113%	92%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$17.27	$0.14	$(1.07)	$(0.93)	$(0.36)	$(2.20)	$(2.56)	$13.78	(4.38%	)[b]	$7,618	0.93%	[a]	1.97%	[a]
9/30/18	17.86	0.25	1.29	1.54	(0.31)	(1.82)	(2.13)	17.27	9.02%		9,147	0.87%		1.46%
9/30/17	16.21	0.27	2.41	2.68	(0.47)	(0.56)	(1.03)	17.86	17.01%		5,970	0.87%		1.57%
9/30/16	14.88	0.31	1.58	1.89	(0.27)	(0.29)	(0.56)	16.21	12.97%		5,801	0.83%		2.00%
9/30/15	15.90	0.25	(1.02)	(0.77)	(0.25)	-	(0.25)	14.88	(4.97%	)	7,460	0.83%		1.55%
9/30/14	13.68	0.23	2.23	2.46	(0.24)	-	(0.24)	15.90	18.02%		7,047	0.80%		1.54%
Class A
3/31/19[r]	$16.78	$0.12	$(1.05)	$(0.93)	$(0.31)	$(2.20)	$(2.51)	$13.34	(4.54%	)[b]	$7,047	1.18%	[a]	1.73%	[a]
9/30/18	17.39	0.20	1.25	1.45	(0.24)	(1.82)	(2.06)	16.78	8.74%		8,886	1.12%		1.20%
9/30/17	15.82	0.22	2.36	2.58	(0.45)	(0.56)	(1.01)	17.39	16.74%		9,120	1.12%		1.32%
9/30/16	14.53	0.27	1.53	1.80	(0.22)	(0.29)	(0.51)	15.82	12.65%		10,415	1.08%		1.78%
9/30/15	15.51	0.20	(0.98)	(0.78)	(0.20)	-	(0.20)	14.53	(5.13%	)	8,081	1.08%		1.30%
9/30/14	13.36	0.19	2.15	2.34	(0.19)	-	(0.19)	15.51	17.67%		10,718	1.05%		1.29%
Class R4
3/31/19[r]	$16.67	$0.13	$(1.05)	$(0.92)	$(0.31)	$(2.20)	$(2.51)	$13.24	(4.47%	)[b]	$4,702	1.08%	[a]	1.83%	[a]
9/30/18	17.32	0.22	1.24	1.46	(0.29)	(1.82)	(2.11)	16.67	8.84%		6,428	1.02%		1.30%
9/30/17	15.77	0.24	2.36	2.60	(0.49)	(0.56)	(1.05)	17.32	16.94%		10,139	1.02%		1.43%
9/30/16	14.51	0.28	1.53	1.81	(0.26)	(0.29)	(0.55)	15.77	12.75%		4,127	0.98%		1.90%
9/30/15	15.52	0.21	(0.98)	(0.77)	(0.24)	-	(0.24)	14.51	(5.10%	)	2,524	0.98%		1.34%
9/30/14gg	14.96	0.10	0.46	0.56	-	-	-	15.52	3.74%	[b]	104	0.95%	[a]	1.32%	[a]
Class R3
3/31/19[r]	$16.90	$0.11	$(1.06)	$(0.95)	$(0.29)	$(2.20)	$(2.49)	$13.46	(4.62%	)[b]	$4,070	1.33%	[a]	1.58%	[a]
9/30/18	17.56	0.18	1.25	1.43	(0.27)	(1.82)	(2.09)	16.90	8.53%		4,196	1.27%		1.05%
9/30/17	15.92	0.20	2.38	2.58	(0.38)	(0.56)	(0.94)	17.56	16.62%		3,820	1.27%		1.18%
9/30/16	14.62	0.25	1.54	1.79	(0.20)	(0.29)	(0.49)	15.92	12.49%		648	1.23%		1.66%
9/30/15	15.61	0.19	(1.00)	(0.81)	(0.18)	-	(0.18)	14.62	(5.29%	)	185	1.23%		1.19%
9/30/14	13.43	0.16	2.17	2.33	(0.15)	-	(0.15)	15.61	17.48%		174	1.27%		1.06%

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$12.04	$0.08	$(0.35)	$(0.27)	$(0.13)	$(1.28)	$(1.41)	$10.36	(1.17%	)[b]	$21,514	0.73%	[a]	N/A	1.58%	[a]
9/30/18	11.94	0.14	0.89	1.03	(0.14)	(0.79)	(0.93)	12.04	9.11%		24,123	0.71%		N/A	1.17%
9/30/17	10.42	0.16	1.81	1.97	(0.15)	(0.30)	(0.45)	11.94	19.50%		8,516	0.71%		N/A	1.40%
9/30/16	13.75	0.18	1.43	1.61	(0.22)	(4.72)	(4.94)	10.42	14.34%		739	0.72%		N/A	1.68%
9/30/15	14.23	0.14	(0.19)	(0.05)	(0.13)	(0.30)	(0.43)	13.75	(0.36%	)	37	0.65%		N/A	0.99%
9/30/14gg	13.41	0.08	0.74	0.82	-	-	-	14.23	6.11%	[b]	47,537	0.62%	[a]	N/A	1.07%	[a]
Class R5
3/31/19[r]	$12.03	$0.08	$(0.36)	$(0.28)	$(0.11)	$(1.28)	$(1.39)	$10.36	(1.20%	)[b]	$56,480	0.83%	[a]	N/A	1.47%	[a]
9/30/18	11.93	0.12	0.90	1.02	(0.13)	(0.79)	(0.92)	12.03	9.00%		67,695	0.81%		N/A	1.04%
9/30/17	10.41	0.15	1.81	1.96	(0.14)	(0.30)	(0.44)	11.93	19.40%		78,580	0.81%		N/A	1.36%
9/30/16	13.73	0.13	1.48	1.61	(0.21)	(4.72)	(4.93)	10.41	14.28%		73,380	0.82%		N/A	1.27%
9/30/15	14.22	0.14	(0.21)	(0.07)	(0.12)	(0.30)	(0.42)	13.73	(0.50%	)	69,529	0.76%		N/A	0.95%
9/30/14	12.10	0.12	2.11	2.23	(0.11)	-	(0.11)	14.22	18.54%		97,358	0.76%		0.72%	0.89%
Service Class
3/31/19[r]	$12.44	$0.07	$(0.36)	$(0.29)	$(0.10)	$(1.28)	$(1.38)	$10.77	(1.31%	)[b]	$624	0.93%	[a]	N/A	1.37%	[a]
9/30/18	12.30	0.11	0.93	1.04	(0.11)	(0.79)	(0.90)	12.44	8.94%		738	0.91%		N/A	0.95%
9/30/17	10.71	0.15	1.85	2.00	(0.11)	(0.30)	(0.41)	12.30	19.21%		1,133	0.91%		N/A	1.28%
9/30/16	13.91	0.12	1.51	1.63	(0.11)	(4.72)	(4.83)	10.71	14.21%		1,979	0.92%		N/A	0.98%
9/30/15	14.40	0.13	(0.21)	(0.08)	(0.11)	(0.30)	(0.41)	13.91	(0.57%	)	6,517	0.86%		N/A	0.88%
9/30/14	12.26	0.11	2.14	2.25	(0.11)	-	(0.11)	14.40	18.40%		6,742	0.84%		0.79%	0.82%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	31%	64%	35%	38%	54%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$12.01	$0.07	$(0.35)	$(0.28)	$(0.09)	$(1.28)	$(1.37)	$10.36	(1.27%	)[b]	$25,683	1.03%	[a]	N/A	1.28%	[a]
9/30/18	11.91	0.10	0.89	0.99	(0.10)	(0.79)	(0.89)	12.01	8.79%		28,295	1.01%		N/A	0.84%
9/30/17	10.40	0.13	1.80	1.93	(0.12)	(0.30)	(0.42)	11.91	19.07%		30,996	1.01%		N/A	1.17%
9/30/16	13.71	0.11	1.48	1.59	(0.18)	(4.72)	(4.90)	10.40	14.11%		29,371	1.02%		N/A	1.05%
9/30/15	14.19	0.11	(0.20)	(0.09)	(0.09)	(0.30)	(0.39)	13.71	(0.63%	)	31,644	0.96%		N/A	0.77%
9/30/14	12.08	0.09	2.11	2.20	(0.09)	-	(0.09)	14.19	18.26%		35,299	0.96%		0.92%	0.69%
Class A
3/31/19[r]	$11.83	$0.05	$(0.34)	$(0.29)	$(0.06)	$(1.28)	$(1.34)	$10.20	(1.37%	)[b]	$13,347	1.28%	[a]	N/A	1.03%	[a]
9/30/18	11.75	0.07	0.88	0.95	(0.08)	(0.79)	(0.87)	11.83	8.49%		14,495	1.26%		N/A	0.60%
9/30/17	10.26	0.10	1.79	1.89	(0.10)	(0.30)	(0.40)	11.75	18.88%		13,096	1.26%		N/A	0.90%
9/30/16	13.58	0.09	1.45	1.54	(0.14)	(4.72)	(4.86)	10.26	13.78%		11,877	1.27%		N/A	0.82%
9/30/15	14.07	0.07	(0.20)	(0.13)	(0.06)	(0.30)	(0.36)	13.58	(0.96%	)	12,906	1.21%		N/A	0.52%
9/30/14	11.98	0.06	2.09	2.15	(0.06)	-	(0.06)	14.07	17.99%		13,580	1.21%		1.17%	0.44%
Class R4
3/31/19[r]	$11.75	$0.06	$(0.34)	$(0.28)	$(0.08)	$(1.28)	$(1.36)	$10.11	(1.35%	)[b]	$6,003	1.18%	[a]	N/A	1.14%	[a]
9/30/18	11.67	0.08	0.87	0.95	(0.08)	(0.79)	(0.87)	11.75	8.63%		6,394	1.16%		N/A	0.70%
9/30/17	10.22	0.11	1.78	1.89	(0.14)	(0.30)	(0.44)	11.67	19.02%		5,268	1.16%		N/A	0.99%
9/30/16	13.57	0.15	1.40	1.55	(0.18)	(4.72)	(4.90)	10.22	13.88%		3,421	1.17%		N/A	1.45%
9/30/15	14.07	0.09	(0.21)	(0.12)	(0.08)	(0.30)	(0.38)	13.57	(0.85%	)	105	1.11%		N/A	0.63%
9/30/14gg	13.29	0.04	0.74	0.78	-	-	-	14.07	5.87%	[b]	106	1.07%	[a]	N/A	0.60%	[a]
Class R3
3/31/19[r]	$11.85	$0.04	$(0.34)	$(0.30)	$(0.05)	$(1.28)	$(1.33)	$10.22	(1.49%	)[b]	$1,228	1.43%	[a]	N/A	0.88%	[a]
9/30/18	11.76	0.05	0.88	0.93	(0.05)	(0.79)	(0.84)	11.85	8.34%		1,813	1.41%		N/A	0.45%
9/30/17	10.30	0.08	1.79	1.87	(0.11)	(0.30)	(0.41)	11.76	18.69%		1,144	1.41%		N/A	0.74%
9/30/16	13.66	0.07	1.46	1.53	(0.17)	(4.72)	(4.89)	10.30	13.60%		802	1.42%		N/A	0.70%
9/30/15	14.15	0.05	(0.20)	(0.15)	(0.04)	(0.30)	(0.34)	13.66	(1.07%	)	140	1.36%		N/A	0.38%
9/30/14	12.03	0.03	2.11	2.14	(0.02)	-	(0.02)	14.15	17.78%		119	1.41%		1.38%	0.24%

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$14.37	$0.05	$(0.97)	$(0.92)	$(0.15)	$(2.85)	$(3.00)	$10.45	(4.06%	)[b]	$31,148	0.54%	[a]	1.01%	[a]
9/30/18	13.13	0.10	2.81	2.91	(0.12)	(1.55)	(1.67)	14.37	23.95%		30,279	0.52%		0.78%
9/30/17	11.69	0.13	2.30	2.43	(0.17)	(0.82)	(0.99)	13.13	22.32%		113,313	0.53%		1.09%
9/30/16	11.37	0.14	1.17	1.31	(0.14)	(0.85)	(0.99)	11.69	11.94%		107,336	0.51%		1.22%
9/30/15	12.87	0.15	0.04	0.19	(0.14)	(1.55)	(1.69)	11.37	1.30%		184,981	0.50%		1.21%
9/30/14gg	12.13	0.07	0.67	0.74	-	-	-	12.87	6.18%	[b]	182,512	0.50%	[a]	1.14%	[a]
Class R5
3/31/19[r]	$14.37	$0.05	$(0.98)	$(0.93)	$(0.13)	$(2.85)	$(2.98)	$10.46	(4.10%	)[b]	$99,428	0.64%	[a]	0.90%	[a]
9/30/18	13.14	0.09	2.80	2.89	(0.11)	(1.55)	(1.66)	14.37	23.72%		112,178	0.62%		0.69%
9/30/17	11.69	0.12	2.31	2.43	(0.16)	(0.82)	(0.98)	13.14	22.27%		87,103	0.63%		1.00%
9/30/16	11.38	0.13	1.16	1.29	(0.13)	(0.85)	(0.98)	11.69	11.70%		76,893	0.61%		1.12%
9/30/15	12.88	0.14	0.04	0.18	(0.13)	(1.55)	(1.68)	11.38	1.29%		85,630	0.60%		1.12%
9/30/14	13.26	0.15	2.17	2.32	(0.16)	(2.54)	(2.70)	12.88	19.60%		110,762	0.57%		1.16%
Service Class
3/31/19[r]	$14.40	$0.04	$(0.97)	$(0.93)	$(0.12)	$(2.85)	$(2.97)	$10.50	(4.14%	)[b]	$70,380	0.74%	[a]	0.80%	[a]
9/30/18	13.17	0.08	2.80	2.88	(0.10)	(1.55)	(1.65)	14.40	23.54%		74,294	0.72%		0.59%
9/30/17	11.71	0.11	2.31	2.42	(0.14)	(0.82)	(0.96)	13.17	22.15%		73,755	0.73%		0.89%
9/30/16	11.40	0.12	1.16	1.28	(0.12)	(0.85)	(0.97)	11.71	11.58%		80,551	0.71%		1.02%
9/30/15	12.90	0.12	0.05	0.17	(0.12)	(1.55)	(1.67)	11.40	1.19%		87,882	0.70%		1.02%
9/30/14	13.28	0.13	2.18	2.31	(0.15)	(2.54)	(2.69)	12.90	19.45%		86,743	0.67%		1.02%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	20%	73%	105%	124%	138%	142%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$14.55	$0.04	$(0.98)	$(0.94)	$(0.11)	$(2.85)	$(2.96)	$10.65	(4.19%	)[b]	$40,018	0.84%	[a]	0.70%	[a]
9/30/18	13.28	0.07	2.83	2.90	(0.08)	(1.55)	(1.63)	14.55	23.51%		42,622	0.82%		0.49%
9/30/17	11.81	0.09	2.34	2.43	(0.14)	(0.82)	(0.96)	13.28	21.95%		41,678	0.83%		0.78%
9/30/16	11.48	0.10	1.19	1.29	(0.11)	(0.85)	(0.96)	11.81	11.57%		38,399	0.81%		0.91%
9/30/15	12.98	0.11	0.04	0.15	(0.10)	(1.55)	(1.65)	11.48	1.08%		33,634	0.80%		0.91%
9/30/14	13.35	0.12	2.19	2.31	(0.14)	(2.54)	(2.68)	12.98	19.33%		24,252	0.79%		0.92%
Class A
3/31/19[r]	$14.15	$0.02	$(0.96)	$(0.94)	$(0.07)	$(2.85)	$(2.92)	$10.29	(4.32%	)[b]	$34,390	1.09%	[a]	0.45%	[a]
9/30/18	12.95	0.03	2.77	2.80	(0.05)	(1.55)	(1.60)	14.15	23.22%		39,399	1.07%		0.24%
9/30/17	11.53	0.07	2.28	2.35	(0.11)	(0.82)	(0.93)	12.95	21.73%		36,625	1.08%		0.55%
9/30/16	11.23	0.07	1.15	1.22	(0.07)	(0.85)	(0.92)	11.53	11.23%		38,743	1.06%		0.67%
9/30/15	12.74	0.08	0.04	0.12	(0.08)	(1.55)	(1.63)	11.23	0.78%		38,035	1.05%		0.66%
9/30/14	13.15	0.08	2.16	2.24	(0.11)	(2.54)	(2.65)	12.74	19.02%		35,193	1.04%		0.66%
Class R4
3/31/19[r]	$14.05	$0.03	$(0.95)	$(0.92)	$(0.09)	$(2.85)	$(2.94)	$10.19	(4.21%	)[b]	$25,654	0.99%	[a]	0.56%	[a]
9/30/18	12.89	0.04	2.74	2.78	(0.07)	(1.55)	(1.62)	14.05	23.26%		31,265	0.97%		0.34%
9/30/17	11.50	0.07	2.27	2.34	(0.13)	(0.82)	(0.95)	12.89	21.80%		26,809	0.98%		0.61%
9/30/16	11.23	0.08	1.16	1.24	(0.12)	(0.85)	(0.97)	11.50	11.38%		14,016	0.96%		0.75%
9/30/15	12.74	0.09	0.05	0.14	(0.10)	(1.55)	(1.65)	11.23	0.94%		6,003	0.95%		0.78%
9/30/14gg	12.03	0.04	0.67	0.71	-	-	-	12.74	5.90%	[b]	106	0.95%	[a]	0.68%	[a]
Class R3
3/31/19[r]	$14.02	$0.02	$(0.96)	$(0.94)	$(0.06)	$(2.85)	$(2.91)	$10.17	(4.37%	)[b]	$6,203	1.24%	[a]	0.30%	[a]
9/30/18	12.86	0.01	2.74	2.75	(0.04)	(1.55)	(1.59)	14.02	23.01%		7,119	1.22%		0.10%
9/30/17	11.45	0.04	2.27	2.31	(0.08)	(0.82)	(0.90)	12.86	21.52%		4,310	1.23%		0.38%
9/30/16	11.21	0.06	1.14	1.20	(0.11)	(0.85)	(0.96)	11.45	11.01%		3,159	1.21%		0.55%
9/30/15	12.73	0.06	0.04	0.10	(0.07)	(1.55)	(1.62)	11.21	0.66%		3,637	1.20%		0.51%
9/30/14gg	12.03	0.03	0.67	0.70	-	-	-	12.73	5.82%	[b]	106	1.20%	[a]	0.43%	[a]

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$16.47	$0.06	$(1.88)	$(1.82)	$(0.07)	$(1.36)	$(1.43)	$13.22	(10.40%	)[b]	$33,597		0.69%	[a]	0.86%	[a]
9/30/18	16.41	0.11	1.96	2.07	(0.07)	(1.94)	(2.01)	16.47	13.93%		40,439		0.69%		0.73%
9/30/17	13.81	0.11	3.01	3.12	(0.18)	(0.34)	(0.52)	16.41	23.05%		15,105		0.70%		0.75%
9/30/16	13.84	0.17	1.31	1.48	(0.12)	(1.39)	(1.51)	13.81	11.60%		3,642		0.71%		1.33%
9/30/15	15.78	0.13	0.44	0.57	(0.17)	(2.34)	(2.51)	13.84	2.63%		0	[f]	0.68%		0.84%
9/30/14gg	16.45	0.39	(1.06)	(0.67)	-	-	-	15.78	(4.07%	)[b]	4,801		0.66%	[a]	4.79%	[a]
Class R5
3/31/19[r]	$16.44	$0.05	$(1.87)	$(1.82)	$(0.06)	$(1.36)	$(1.42)	$13.20	(10.47%	)[b]	$66,312		0.79%	[a]	0.75%	[a]
9/30/18	16.38	0.10	1.96	2.06	(0.06)	(1.94)	(2.00)	16.44	13.82%		77,025		0.79%		0.62%
9/30/17	13.78	0.10	3.00	3.10	(0.16)	(0.34)	(0.50)	16.38	22.99%		64,889		0.80%		0.63%
9/30/16	13.82	0.15	1.30	1.45	(0.10)	(1.39)	(1.49)	13.78	11.40%		61,310		0.81%		1.16%
9/30/15	15.77	0.13	0.41	0.54	(0.15)	(2.34)	(2.49)	13.82	2.44%		58,840		0.79%		0.82%
9/30/14	14.92	0.17	0.83	1.00	(0.15)	-	(0.15)	15.77	6.75%		73,288		0.74%		1.04%
Service Class
3/31/19[r]	$16.39	$0.04	$(1.86)	$(1.82)	$(0.04)	$(1.36)	$(1.40)	$13.17	(10.49%	)[b]	$15,914		0.89%	[a]	0.66%	[a]
9/30/18	16.34	0.08	1.95	2.03	(0.04)	(1.94)	(1.98)	16.39	13.68%		18,192		0.89%		0.52%
9/30/17	13.75	0.08	3.00	3.08	(0.15)	(0.34)	(0.49)	16.34	22.87%		14,726		0.90%		0.54%
9/30/16	13.81	0.14	1.29	1.43	(0.10)	(1.39)	(1.49)	13.75	11.23%		13,313		0.91%		1.08%
9/30/15	15.76	0.11	0.43	0.54	(0.15)	(2.34)	(2.49)	13.81	2.41%		6,927		0.89%		0.73%
9/30/14	14.92	0.16	0.82	0.98	(0.14)	-	(0.14)	15.76	6.60%		6,865		0.84%		0.98%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2108	2017	2016	2015	2014
Portfolio turnover rate	20%	57%	62%	57%	52%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$16.29	$0.04		$(1.86)	$(1.82)	$(0.02)	$(1.36)	$(1.38)	$13.09	(10.56%	)[b]	$20,932	0.99%	[a]	0.55%	[a]
9/30/18	16.25	0.07		1.94	2.01	(0.03)	(1.94)	(1.97)	16.29	13.59%		26,503	0.99%		0.42%
9/30/17	13.68	0.07		2.98	3.05	(0.14)	(0.34)	(0.48)	16.25	22.75%		23,967	1.00%		0.44%
9/30/16	13.72	0.12		1.29	1.41	(0.06)	(1.39)	(1.45)	13.68	11.17%		17,641	1.01%		0.94%
9/30/15	15.68	0.10		0.41	0.51	(0.13)	(2.34)	(2.47)	13.72	2.25%		18,171	0.99%		0.64%
9/30/14	14.84	0.14		0.83	0.97	(0.13)	-	(0.13)	15.68	6.55%		17,595	0.95%		0.86%
Class A
3/31/19[r]	$15.92	$0.02		$(1.82)	$(1.80)	$-	$(1.36)	$(1.36)	$12.76	(10.69%	)[b]	$53,620	1.24%	[a]	0.30%	[a]
9/30/18	15.93	0.03		1.90	1.93	-	(1.94)	(1.94)	15.92	13.34%		69,157	1.24%		0.17%
9/30/17	13.42	0.03		2.92	2.95	(0.10)	(0.34)	(0.44)	15.93	22.42%		73,462	1.25%		0.19%
9/30/16	13.49	0.09		1.26	1.35	(0.03)	(1.39)	(1.42)	13.42	10.88%		69,495	1.26%		0.70%
9/30/15	15.43	0.06		0.42	0.48	(0.08)	(2.34)	(2.42)	13.49	2.04%		66,359	1.24%		0.38%
9/30/14	14.62	0.09		0.81	0.90	(0.09)	-	(0.09)	15.43	6.19%		70,281	1.19%		0.60%
Class R4
3/31/19[r]	$15.81	$0.03		$(1.81)	$(1.78)	$(0.00)[d]	$(1.36)	$(1.36)	$12.67	(10.60%	)[b]	$10,342	1.14%	[a]	0.41%	[a]
9/30/18	15.83	0.04		1.89	1.93	(0.01)	(1.94)	(1.95)	15.81	13.42%		11,773	1.14%		0.26%
9/30/17	13.36	0.04		2.91	2.95	(0.14)	(0.34)	(0.48)	15.83	22.50%		9,717	1.15%		0.29%
9/30/16	13.48	0.10		1.27	1.37	(0.10)	(1.39)	(1.49)	13.36	11.06%		4,467	1.16%		0.75%
9/30/15	15.44	0.12		0.38	0.50	(0.12)	(2.34)	(2.46)	13.48	2.17%		571	1.14%		0.84%
9/30/14gg	16.14	0.04		(0.74)	(0.70)	-	-	-	15.44	(4.34%	)[b]	96	1.11%	[a]	0.46%	[a]
Class R3
3/31/19[r]	$15.71	$0.01		$(1.79)	$(1.78)	$-	$(1.36)	$(1.36)	$12.57	(10.71%	)[b]	$8,684	1.39%	[a]	0.16%	[a]
9/30/18	15.77	0.00	[d]	1.88	1.88	-	(1.94)	(1.94)	15.71	13.14%		10,564	1.39%		0.02%
9/30/17	13.32	0.01		2.89	2.90	(0.11)	(0.34)	(0.45)	15.77	22.19%		9,008	1.40%		0.04%
9/30/16	13.46	0.07		1.25	1.32	(0.07)	(1.39)	(1.46)	13.32	10.72%		5,524	1.41%		0.51%
9/30/15	15.42	0.07		0.40	0.47	(0.09)	(2.34)	(2.43)	13.46	1.97%		1,245	1.39%		0.45%
9/30/14gg	16.14	0.02		(0.74)	(0.72)	-	-	-	15.42	(4.46%	)[b]	96	1.36%	[a]	0.21%	[a]

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$16.08	$0.03	$(0.72)	$(0.69)	$(0.11)	$(2.89)	$(3.00)	$12.39	(1.61%	)[b]	$68,130	0.88%	[a]	N/A	0.43%	[a]
9/30/18	16.46	0.13	1.52	1.65	(0.16)	(1.87)	(2.03)	16.08	10.39%		50,503	0.86%		N/A	0.79%
9/30/17	13.47	0.12	3.43	3.55	(0.18)	(0.38)	(0.56)	16.46	27.53%		34,308	0.86%		N/A	0.78%
9/30/16	13.94	0.11	0.66	0.77	(0.14)	(1.10)	(1.24)	13.47	5.50%		16,576	0.85%		N/A	0.85%
9/30/15	15.11	0.18	(0.46)	(0.28)	(0.19)	(0.70)	(0.89)	13.94	(1.92%	)	1,044	0.84%		N/A	1.16%
9/30/14gg	14.85	0.13	0.13	0.26	-	-	-	15.11	1.75%	[b]	102	0.84%	[a]	N/A	1.75%	[a]
Class R5
3/31/19[r]	$16.09	$0.02	$(0.73)	$(0.71)	$(0.09)	$(2.89)	$(2.98)	$12.40	(1.75%	)[b]	$100,382	0.98%	[a]	N/A	0.30%	[a]
9/30/18	16.47	0.11	1.53	1.64	(0.15)	(1.87)	(2.02)	16.09	10.28%		101,536	0.96%		N/A	0.65%
9/30/17	13.46	0.08	3.48	3.56	(0.17)	(0.38)	(0.55)	16.47	27.55%		120,521	0.96%		N/A	0.54%
9/30/16	13.93	0.12	0.63	0.75	(0.12)	(1.10)	(1.22)	13.46	5.37%		125,171	0.95%		N/A	0.89%
9/30/15	15.11	0.15	(0.46)	(0.31)	(0.17)	(0.70)	(0.87)	13.93	(2.07%	)	166,316	0.94%		N/A	0.99%
9/30/14	13.99	0.15	1.25	1.40	(0.16)	(0.12)	(0.28)	15.11	10.18%		206,074	0.99%		0.91%	0.99%
Service Class
3/31/19[r]	$15.94	$0.01	$(0.71)	$(0.70)	$(0.06)	$(2.89)	$(2.95)	$12.29	(1.75%	)[b]	$7,847	1.08%	[a]	N/A	0.11%	[a]
9/30/18	16.33	0.10	1.51	1.61	(0.13)	(1.87)	(2.00)	15.94	10.17%		16,104	1.06%		N/A	0.60%
9/30/17	13.35	0.07	3.44	3.51	(0.15)	(0.38)	(0.53)	16.33	27.37%		19,086	1.06%		N/A	0.46%
9/30/16	13.83	0.11	0.62	0.73	(0.11)	(1.10)	(1.21)	13.35	5.28%		28,699	1.05%		N/A	0.87%
9/30/15	15.01	0.14	(0.46)	(0.32)	(0.16)	(0.70)	(0.86)	13.83	(2.15%	)	30,582	1.04%		N/A	0.95%
9/30/14	13.90	0.15	1.22	1.37	(0.14)	(0.12)	(0.26)	15.01	9.96%		14,038	1.05%		1.03%	0.99%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	20%	42%	30%	25%	32%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$16.06	$0.01	$(0.72)	$(0.71)	$(0.06)	$(2.89)	$(2.95)	$12.40	(1.82%	)[b]	$83,081	1.18%	[a]	N/A	0.09%	[a]
9/30/18	16.44	0.07	1.53	1.60	(0.11)	(1.87)	(1.98)	16.06	10.07%		90,239	1.16%		N/A	0.46%
9/30/17	13.44	0.05	3.47	3.52	(0.14)	(0.38)	(0.52)	16.44	27.24%		103,200	1.16%		N/A	0.36%
9/30/16	13.91	0.09	0.63	0.72	(0.09)	(1.10)	(1.19)	13.44	5.15%		99,085	1.15%		N/A	0.68%
9/30/15	15.08	0.12	(0.45)	(0.33)	(0.14)	(0.70)	(0.84)	13.91	(2.23%	)	120,753	1.14%		N/A	0.79%
9/30/14	13.96	0.11	1.25	1.36	(0.12)	(0.12)	(0.24)	15.08	9.87%		136,272	1.18%		1.14%	0.77%
Class A
3/31/19[r]	$15.87	$(0.01)	$(0.71)	$(0.72)	$(0.02)	$(2.89)	$(2.91)	$12.24	(1.92)%[b]		$28,817	1.43%	[a]	N/A	(0.16)%
9/30/18	16.27	0.03	1.51	1.54	(0.07)	(1.87)	(1.94)	15.87	9.74%		31,725	1.41%		N/A	0.21%
9/30/17	13.29	0.02	3.44	3.46	(0.10)	(0.38)	(0.48)	16.27	26.99%		30,769	1.41%		N/A	0.12%
9/30/16	13.77	0.06	0.61	0.67	(0.05)	(1.10)	(1.15)	13.29	4.85%		32,200	1.40%		N/A	0.44%
9/30/15	14.92	0.08	(0.44)	(0.36)	(0.09)	(0.70)	(0.79)	13.77	(2.44%	)	40,690	1.39%		N/A	0.54%
9/30/14	13.82	0.07	1.24	1.31	(0.09)	(0.12)	(0.21)	14.92	9.54%		46,399	1.43%		1.41%	0.48%
Class R4
3/31/19[r]	$15.71	$0.00 [d]	$(0.71)	$(0.71)	$(0.06)	$(2.89)	$(2.95)	$12.05	(1.88%	)[b]	$8,944	1.33%	[a]	N/A	(0.04%	)[a]
9/30/18	16.13	0.04	1.51	1.55	(0.10)	(1.87)	(1.97)	15.71	9.90%		7,790	1.31%		N/A	0.27%
9/30/17	13.21	0.03	3.41	3.44	(0.14)	(0.38)	(0.52)	16.13	27.05%		5,560	1.31%		N/A	0.20%
9/30/16	13.74	0.09	0.61	0.70	(0.13)	(1.10)	(1.23)	13.21	5.05%		4,322	1.30%		N/A	0.73%
9/30/15	14.93	0.12	(0.48)	(0.36)	(0.13)	(0.70)	(0.83)	13.74	(2.44%	)	729	1.29%		N/A	0.79%
9/30/14gg	14.70	0.10	0.13	0.23	-	-	-	14.93	1.56%	[b]	102	1.29%	[a]	N/A	1.30%	[a]
Class R3
3/31/19[r]	$15.80	$(0.02)	$(0.71)	$(0.73)	$-	$(2.89)	$(2.89)	$12.18	(2.04%	)[b]	$11,028	1.58%	[a]	N/A	(0.30%	)[a]
9/30/18	16.21	0.01	1.51	1.52	(0.06)	(1.87)	(1.93)	15.80	9.64%		11,029	1.56%		N/A	0.06%
9/30/17	13.27	(0.00)[d]	3.42	3.42	(0.10)	(0.38)	(0.48)	16.21	26.73%		10,696	1.56%		N/A	(0.03%	)
9/30/16	13.79	0.05	0.61	0.66	(0.08)	(1.10)	(1.18)	13.27	4.78%		8,702	1.55%		N/A	0.42%
9/30/15	14.97	0.05	(0.43)	(0.38)	(0.10)	(0.70)	(0.80)	13.79	(2.63%	)	2,905	1.54%		N/A	0.36%
9/30/14	13.86	0.07	1.24	1.31	(0.08)	(0.12)	(0.20)	14.97	9.49%		1,523	1.64%		1.53%	0.48%

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$12.99	$0.00	[d]	$(0.74)	$(0.74)	$(0.12)	$(0.46)	$(0.58)	$11.67	(5.25%	)[b]	$168,799	0.98%	[a]	0.97%	[a]	0.04%	[a]
9/30/18	13.44	0.14		(0.42)	(0.28)	(0.17)	-	(0.17)	12.99	(2.14%	)	293,575	0.96%		0.94%		1.01%
9/30/17	11.97	0.18		1.61	1.79	(0.15)	(0.17)	(0.32)	13.44	15.60%		246,510	0.96%		0.94%		1.46%
9/30/16	11.55	0.15		0.85	1.00	(0.14)	(0.44)	(0.58)	11.97	8.86%		195,019	0.95%		0.94%		1.30%
9/30/15	14.39	0.18		(0.60)	(0.42)	(0.18)	(2.24)	(2.42)	11.55	(3.02%	)	169,842	0.96%		N/A		1.42%
9/30/14gg	15.47	0.14		(1.22)	(1.08)	-	-	-	14.39	(6.98%	)[b]	64,208	0.96%	[a]	N/A		1.83%	[a]
Class R5
3/31/19[r]	$12.98	$0.00	[d]	$(0.74)	$(0.74)	$(0.11)	$(0.46)	$(0.57)	$11.67	(5.31%	)[b]	$122,462	1.09%	[a]	1.07%	[a]	0.03%	[a]
9/30/18	13.44	0.12		(0.42)	(0.30)	(0.16)	-	(0.16)	12.98	(2.32%	)	147,654	1.06%		1.04%		0.85%
9/30/17	11.97	0.17		1.61	1.78	(0.14)	(0.17)	(0.31)	13.44	15.47%		195,316	1.06%		1.04%		1.38%
9/30/16	11.54	0.14		0.85	0.99	(0.12)	(0.44)	(0.56)	11.97	8.83%		221,320	1.05%		1.04%		1.18%
9/30/15	14.38	0.13		(0.57)	(0.44)	(0.16)	(2.24)	(2.40)	11.54	(3.17%	)	251,687	1.06%		N/A		1.05%
9/30/14	15.92	0.15		(0.16)	(0.01)	(0.19)	(1.34)	(1.53)	14.38	(0.32%	)	351,818	1.06%		N/A		0.97%
Service Class
3/31/19[r]	$12.94	$(0.01)		$(0.74)	$(0.75)	$(0.09)	$(0.46)	$(0.55)	$11.64	(5.42%	)[b]	$12,362	1.18%	[a]	1.17%	[a]	(0.15%	)[a]
9/30/18	13.39	0.11		(0.41)	(0.30)	(0.15)	-	(0.15)	12.94	(2.33%	)	23,069	1.16%		1.14%		0.79%
9/30/17	11.93	0.15		1.61	1.76	(0.13)	(0.17)	(0.30)	13.39	15.33%		21,422	1.16%		1.14%		1.25%
9/30/16	11.51	0.13		0.84	0.97	(0.11)	(0.44)	(0.55)	11.93	8.66%		22,510	1.15%		1.14%		1.09%
9/30/15	14.34	0.13		(0.57)	(0.44)	(0.15)	(2.24)	(2.39)	11.51	(3.20%	)	21,741	1.16%		N/A		1.03%
9/30/14	15.90	0.14		(0.17)	(0.03)	(0.19)	(1.34)	(1.53)	14.34	(0.46%	)	23,473	1.12%		N/A		0.88%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	26%	70%	44%	36%	45%	76%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders							Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$12.87	$(0.01)	$(0.74)	$(0.75)	$(0.07)	$(0.46)	$(0.53)	$11.59	(5.38%	)[b]	$7,863	1.28%	[a]	1.27%	[a]	(0.22%	)[a]
9/30/18	13.32	0.08	(0.40)	(0.32)	(0.13)	-	(0.13)	12.87	(2.49%	)	11,908	1.26%		1.24%		0.58%
9/30/17	11.87	0.15	1.58	1.73	(0.11)	(0.17)	(0.28)	13.32	15.19%		17,968	1.26%		1.24%		1.22%
9/30/16	11.45	0.11	0.85	0.96	(0.10)	(0.44)	(0.54)	11.87	8.59%		18,407	1.25%		1.24%		0.97%
9/30/15	14.27	0.12	(0.56)	(0.44)	(0.14)	(2.24)	(2.38)	11.45	(3.28%	)	19,307	1.26%		N/A		0.96%
9/30/14	15.82	0.13	(0.18)	(0.05)	(0.16)	(1.34)	(1.50)	14.27	(0.57%	)	18,339	1.25%		N/A		0.86%
Class A
3/31/19[r]	$12.49	$(0.02)	$(0.72)	$(0.74)	$(0.04)	$(0.46)	$(0.50)	$11.25	(5.52%	)[b]	$24,828	1.53%	[a]	1.52%	[a]	(0.43%	)[a]
9/30/18	12.93	0.05	(0.39)	(0.34)	(0.10)	-	(0.10)	12.49	(2.70%	)	30,719	1.51%		1.49%		0.41%
9/30/17	11.52	0.10	1.56	1.66	(0.08)	(0.17)	(0.25)	12.93	14.95%		39,746	1.51%		1.49%		0.90%
9/30/16	11.12	0.08	0.83	0.91	(0.07)	(0.44)	(0.51)	11.52	8.34%		42,907	1.50%		1.49%		0.72%
9/30/15	13.94	0.08	(0.56)	(0.48)	(0.10)	(2.24)	(2.34)	11.12	(3.54%	)	47,166	1.51%		N/A		0.65%
9/30/14	15.48	0.09	(0.17)	(0.08)	(0.12)	(1.34)	(1.46)	13.94	(0.77%	)	53,155	1.50%		N/A		0.58%
Class R4
3/31/19[r]	$12.38	$(0.02)	$(0.71)	$(0.73)	$(0.06)	$(0.46)	$(0.52)	$11.13	(5.49%	)[b]	$7,566	1.43%	[a]	1.42%	[a]	(0.35%	)[a]
9/30/18	12.84	0.07	(0.40)	(0.33)	(0.13)	-	(0.13)	12.38	(2.63%	)	10,673	1.41%		1.39%		0.54%
9/30/17	11.47	0.13	1.53	1.66	(0.12)	(0.17)	(0.29)	12.84	15.10%		10,932	1.41%		1.39%		1.10%
9/30/16	11.11	0.14	0.77	0.91	(0.11)	(0.44)	(0.55)	11.47	8.42%		3,648	1.40%		1.39%		1.28%
9/30/15	13.94	0.09	(0.55)	(0.46)	(0.13)	(2.24)	(2.37)	11.11	(3.46%	)	349	1.41%		N/A		0.73%
9/30/14gg	15.03	0.11	(1.20)	(1.09)	-	-	-	13.94	(7.25%	)[b]	93	1.41%	[a]	N/A		1.47%	[a]
Class R3
3/31/19[r]	$12.34	$(0.03)	$(0.71)	$(0.74)	$(0.04)	$(0.46)	$(0.50)	$11.10	(5.63%	)[b]	$5,796	1.68%	[a]	1.67%	[a]	(0.61%	)[a]
9/30/18	12.79	0.03	(0.39)	(0.36)	(0.09)	-	(0.09)	12.34	(2.88%	)	9,024	1.66%		1.64%		0.25%
9/30/17	11.43	0.09	1.54	1.63	(0.10)	(0.17)	(0.27)	12.79	14.77%		9,045	1.66%		1.64%		0.77%
9/30/16	11.09	0.09	0.80	0.89	(0.11)	(0.44)	(0.55)	11.43	8.24%		3,618	1.65%		1.64%		0.82%
9/30/15	13.93	0.05	(0.54)	(0.49)	(0.11)	(2.24)	(2.35)	11.09	(3.76%	)	524	1.66%		N/A		0.41%
9/30/14gg	15.03	0.09	(1.19)	(1.10)	-	-	-	13.93	(7.32%	)[b]	93	1.66%	[a]	N/A		1.22%	[a]

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$12.75	$0.00 [d]	$0.44	$0.44	$(0.08)	$(0.08)	$13.11	3.56%	[b]	$200,188	1.35%	[a]	1.08%	[a]	(0.07%	)[a]
9/30/18	12.88	0.08	(0.04)	0.04	(0.17)	(0.17)	12.75	0.31%		216,085	1.27%		1.05%		0.62%
9/30/17	10.79	0.07	2.14	2.21	(0.12)	(0.12)	12.88	20.85%		236,991	1.28%		1.05%		0.65%
9/30/16	9.19	0.07	1.61	1.68	(0.08)	(0.08)	10.79	18.36%		204,626	1.31%		1.05%		0.69%
9/30/15	12.11	0.09	(2.87)	(2.78)	(0.14)	(0.14)	9.19	(23.13%	)	127,823	1.37%		1.05%		0.77%
9/30/14	11.68	0.08	0.50	0.58	(0.15)	(0.15)	12.11	5.01%		140,584	1.34%		1.02%		0.68%
Class R5
3/31/19[r]	$12.92	$(0.01)	$0.45	$0.44	$(0.07)	$(0.07)	$13.29	3.48%	[b]	$4,243	1.45%	[a]	1.18%	[a]	(0.17%	)[a]
9/30/18	13.05	0.07	(0.04)	0.03	(0.16)	(0.16)	12.92	0.21%		4,047	1.37%		1.15%		0.53%
9/30/17	10.94	0.06	2.16	2.22	(0.11)	(0.11)	13.05	20.59%		3,887	1.38%		1.15%		0.54%
9/30/16	9.30	0.04	1.65	1.69	(0.05)	(0.05)	10.94	18.22%		3,148	1.41%		1.15%		0.38%
9/30/15	12.24	0.08	(2.89)	(2.81)	(0.13)	(0.13)	9.30	(23.20%	)	7,389	1.47%		1.15%		0.67%
9/30/14	11.81	0.07	0.49	0.56	(0.13)	(0.13)	12.24	4.88%		8,869	1.47%		1.15%		0.55%
Service Class
3/31/19[r]	$12.73	$(0.02)	$0.45	$0.43	$(0.02)	$(0.02)	$13.14	3.42%	[b]	$134	1.55%	[a]	1.28%	[a]	(0.29%	)[a]
9/30/18	12.85	0.05	(0.03)	0.02	(0.14)	(0.14)	12.73	0.10%		230	1.47%		1.25%		0.41%
9/30/17	10.78	(0.02)	2.19	2.17	(0.10)	(0.10)	12.85	20.41%		434	1.48%		1.25%		(0.20%	)
9/30/16	9.17	0.04	1.63	1.67	(0.06)	(0.06)	10.78	18.27%		8,238	1.51%		1.25%		0.43%
9/30/15	12.09	0.07	(2.87)	(2.80)	(0.12)	(0.12)	9.17	(23.23%	)	7,015	1.57%		1.25%		0.63%
9/30/14	11.66	0.06	0.49	0.55	(0.12)	(0.12)	12.09	4.75%		256	1.57%		1.25%		0.46%

	Six months ended March 31, 2019[b,r]	Year ended September 30
		2018	2017	2016	2015	2014
Portfolio turnover rate	15%	38%	51%	33%	40%	108%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$12.78	$(0.02)	$0.45	$0.43	$(0.03)	$(0.03)	$13.18	3.39%	[b]	$956	1.65%	[a]	1.38%	[a]	(0.38%	)[a]
9/30/18	12.91	0.04	(0.03)	0.01	(0.14)	(0.14)	12.78	0.02%		879	1.57%		1.35%		0.33%
9/30/17	10.84	0.05	2.13	2.18	(0.11)	(0.11)	12.91	20.35%		1,565	1.58%		1.35%		0.41%
9/30/16	9.23	0.04	1.62	1.66	(0.05)	(0.05)	10.84	18.02%		677	1.61%		1.35%		0.42%
9/30/15	12.15	0.06	(2.88)	(2.82)	(0.10)	(0.10)	9.23	(23.32%	)	431	1.67%		1.35%		0.54%
9/30/14	11.72	0.07	0.47	0.54	(0.11)	(0.11)	12.15	4.61%		409	1.68%		1.37%		0.59%
Class A
3/31/19[r]	$12.73	$(0.04)	$0.45	$0.41	$(0.04)	$(0.04)	$13.10	3.27%	[b]	$761	1.90%	[a]	1.64%	[a]	(0.61%	)[a]
9/30/18	12.88	0.04	(0.07)	(0.03)	(0.12)	(0.12)	12.73	(0.23%	)	386	1.82%		1.60%		0.30%
9/30/17	10.74	0.02	2.14	2.16	(0.02)	(0.02)	12.88	20.18%		118	1.83%		1.60%		0.14%
9/30/16	9.13	0.01	1.60	1.61	(0.00)[d]	(0.00)[d]	10.74	17.68%		95	1.86%		1.60%		0.11%
9/30/15	12.04	0.00 [d]	(2.81)	(2.81)	(0.10)	(0.10)	9.13	(23.47%	)	190	1.92%		1.60%		0.02%
9/30/14	11.61	(0.01)	0.51	0.50	(0.07)	(0.07)	12.04	4.36%		470	1.94%		1.62%		(0.05%	)
Class R4
3/31/19[r]	$12.63	$(0.03)	$0.44	$0.41	$(0.03)	$(0.03)	$13.01	3.34%	[b]	$1,307	1.80%	[a]	1.54%	[a]	(0.52%	)[a]
9/30/18	12.76	0.03	(0.04)	(0.01)	(0.12)	(0.12)	12.63	(0.10%	)	1,295	1.72%		1.50%		0.22%
9/30/17	10.72	0.03	2.11	2.14	(0.10)	(0.10)	12.76	20.23%		1,019	1.73%		1.50%		0.24%
9/30/16	9.14	0.02	1.61	1.63	(0.05)	(0.05)	10.72	17.87%		599	1.76%		1.50%		0.23%
9/30/15	12.05	0.03	(2.84)	(2.81)	(0.10)	(0.10)	9.14	(23.45%	)	112	1.82%		1.50%		0.27%
9/30/14gg	11.64	0.05	0.36	0.41	-	-	12.05	3.52%	[b]	103	1.82%	[a]	1.50%	[a]	0.76%	[a]
Class R3
3/31/19[r]	$12.60	$(0.05)	$0.45	$0.40	$-	$-	$13.00	3.17%	[b]	$764	2.05%	[a]	1.78%	[a]	(0.78%	)[a]
9/30/18	12.73	(0.01)	(0.04)	(0.05)	(0.08)	(0.08)	12.60	(0.39%	)	761	1.97%		1.75%		(0.09%	)
9/30/17	10.70	(0.01)	2.12	2.11	(0.08)	(0.08)	12.73	19.88%		821	1.98%		1.75%		(0.07%	)
9/30/16	9.12	0.00 [d]	1.61	1.61	(0.03)	(0.03)	10.70	17.66%		642	2.01%		1.75%		0.04%
9/30/15	12.03	0.03	(2.86)	(2.83)	(0.08)	(0.08)	9.12	(23.57%	)	184	2.07%		1.75%		0.24%
9/30/14gg	11.64	0.03	0.36	0.39	-	-	12.03	3.35%	[b]	103	2.07%	[a]	1.75%	[a]	0.51%	[a]

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 14 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

New Disclosure Requirements

Pursuant to amendments to certain disclosure requirements in Regulation S-X adopted by the Securities and Exchange Commission (“SEC”), the presentation of certain disclosures within the Statements of Assets and Liabilities and the Statements of Changes in Net Assets have been conformed to meet these new requirements. There is no longer a requirement to present the components of distributable earnings on the Statements of Assets and Liabilities. Adjustments to the Statements of Changes in Net Assets include updates to prior year distributions to shareholders, distributions in excess of net investment income, and undistributed net investment income.

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of the previously disclosed amounts, as reported at September 30, 2018:

	U.S. Government Money Market Fund	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	High Yield Fund	Balanced Fund
Distributions to shareholders
From net investment income:
Class I	$-	$(7,691,067)	$(2,927,040)	$(16,298,876)	$(843,981)	$(15,260,676)	$(150,517)
Class R5	(4,036,266)	(3,581,314)	(1,630,948)	(10,042,498)	(2,762,770)	(3,402,827)	(825,274)
Service Class	-	(1,800,199)	(1,365,911)	(2,847,221)	(455,302)	(2,834,872)	(112,228)
Administrative Class	-	(675,313)	(362,670)	(1,969,162)	(738,553)	(1,983,745)	(142,305)
Class A	-	(1,139,950)	(495,760)	(2,716,702)	(874,975)	(1,668,415)	(418,692)
Class R4	-	(295,883)	(157,975)	(452,049)	(142,412)	(1,876,196)	(46,983)
Class R3	-	(127,705)	(112,214)	(12,415)	(101,773)	(2,304,959)	(95,231)

Total distributions from net investment income	(4,036,266)	(15,311,431)	(7,052,518)	(34,338,923)	(5,919,766)	(29,331,690)	(1,791,230)

From net realized gains:
Class I	-	-	-	-	-	-	(419,886)
Class R5	(15,250)	-	-	-	-	-	(2,441,906)
Service Class	-	-	-	-	-	-	(363,420)
Administrative Class	-	-	-	-	-	-	(489,679)
Class A	-	-	-	-	-	-	(1,685,763)
Class R4	-	-	-	-	-	-	(165,644)
Class R3	-	-	-	-	-	-	(408,357)

Total distributions from net realized gains	(15,250)	-	-	-	-	-	(5,974,655)

Accumulated undistributed (distributions in excess of) net investment income at end of year	$(104,879)	$13,817,391	$7,520,348	$30,094,743	$5,283,381	$21,882,233	$1,419,307

	Disciplined Value Fund	Main Street Fund	Disciplined Growth Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Distributions to shareholders
From net investment income:
Class I	$(1,604,136)	$(121,371)	$(1,067,533)	$(80,448)	$(371,046)	$(3,222,891)	$(3,266,714)
Class R5	(858,883)	(792,770)	(749,015)	(217,215)	(973,977)	(2,165,164)	(48,833)
Service Class	(884,855)	(10,364)	(553,563)	(37,295)	(148,279)	(228,348)	(4,633)
Administrative Class	(104,018)	(274,091)	(250,708)	(36,981)	(697,807)	(161,875)	(15,720)
Class A	(119,815)	(86,861)	(132,436)	-	(127,246)	(277,389)	(1,765)
Class R4	(157,778)	(36,158)	(154,197)	(4,317)	(34,562)	(124,071)	(9,767)
Class R3	(58,916)	(4,833)	(15,204)	-	(38,175)	(57,228)	(5,088)

Total distributions from net investment income	(3,788,401)	(1,326,448)	(2,922,656)	(376,256)	(2,391,092)	(6,236,966)	(3,352,520)

From net realized gains:
Class I	(8,075,905)	(698,041)	(12,964,775)	(2,130,989)	(4,234,464)	-	-
Class R5	(4,566,582)	(5,009,325)	(10,132,474)	(7,472,114)	(12,439,902)	-	-
Service Class	(4,962,387)	(72,606)	(8,469,423)	(1,770,371)	(2,169,952)	-	-
Administrative Class	(612,898)	(2,130,007)	(4,565,652)	(2,825,371)	(11,456,262)	-	-
Class A	(891,635)	(909,629)	(4,168,816)	(8,525,904)	(3,406,608)	-	-
Class R4	(982,879)	(339,371)	(3,156,438)	(1,168,317)	(660,525)	-	-
Class R3	(391,570)	(74,044)	(526,943)	(1,100,523)	(1,219,812)	-	-

Total distributions from net realized gains	(20,483,856)	(9,233,023)	(43,984,521)	(24,993,589)	(35,587,525)	-	-

Accumulated undistributed (distributions in excess of) net investment income at end of year	$2,503,043	$764,017	$2,130,813	$112,405	$170,090	$4,117,064	$(471,716)

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

Notes to Financial Statements (Unaudited) (Continued)

pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; broker quoted securities which may include brokers’ assumptions; and non-exchange traded equity securities and foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; and any securities acquired in a non-public offering for which there is no active market are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2019. The Disciplined Value Fund, Main Street Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2019. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2019, for remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$188,186,040	$-		$188,186,040
Municipal Obligations	-	93,544	-		93,544
Non-U.S. Government Agency Obligations	-	260,104,637	1,390,310	**	261,494,947
U.S. Government Agency Obligations and Instrumentalities	-	3,324,195	-		3,324,195
U.S. Treasury Obligations	-	14,437,675	-		14,437,675
Purchased Options	-	5,218,361	-		5,218,361
Mutual Funds	104,750	-	-		104,750
Short-Term Investments	-	14,963,111	-		14,963,111

Total Investments	$104,750	$486,327,563	$1,390,310		$487,822,623

Asset Derivatives
Futures Contracts	$952,924	$-	$-		$952,924

Liability Derivatives
Futures Contracts	$(2,310,161)	$-	$-		$(2,310,161)
Swap Agreements	-	(383,457)	-		(383,457)

Total	$(2,310,161)	$(383,457)	$-		$(2,693,618)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$3,655,710	$-		$3,655,710
Non-U.S. Government Agency Obligations	721,245	68,131,829	-		68,853,074
U.S. Treasury Obligations	-	213,498,326	-		213,498,326
Purchased Options	-	1,611,932	-		1,611,932
Short-Term Investments	-	13,285,171	-		13,285,171

Total Investments	$721,245	$300,182,968	$-		$300,904,213

Asset Derivatives
Futures Contracts	$603,258	$-	$-		$603,258
Swap Agreements	-	55,419	-		55,419

Total	$603,258	$55,419	$-		$658,677

Liability Derivatives
Futures Contracts	$(551,605)	$-	$-		$(551,605)
Swap Agreements	-	(771,004)	-		(771,004)

Total	$(551,605)	$(771,004)	$-		$(1,322,609)

Core Bond Fund
Asset Investments
Preferred Stock	$3,317,600	$-	$-		$3,317,600
Corporate Debt	-	483,378,960	-		483,378,960
Municipal Obligations	-	6,124,926	-		6,124,926
Non-U.S. Government Agency Obligations	-	422,850,305	3,721,980	**	426,572,285
Sovereign Debt Obligations	-	8,930,269	-		8,930,269

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Core Bond Fund (Continued)
Asset Investments (Continued)
U.S. Government Agency Obligations and Instrumentalities	$-	$340,787,817	$-		$340,787,817
U.S. Treasury Obligations	-	44,321,061	-		44,321,061
Purchased Options	-	9,689,360	-		9,689,360
Mutual Funds	4,431,593	-	-		4,431,593
Short-Term Investments	-	246,171,214	-		246,171,214

Total Investments	$7,749,193	$1,562,253,912	$3,721,980		$1,573,725,085

Asset Derivatives
Futures Contracts	$3,610,209	$-	$-		$3,610,209

Liability Derivatives
Futures Contracts	$(862,258)	$-	$-		$(862,258)
Swap Agreements	-	(841,829)	-		(841,829)

Total	$(862,258)	$(841,829)	$-		$(1,704,087)

Diversified Bond Fund
Asset Investments
Common Stock	$58,316	$-	$807	**	$59,123
Preferred Stock	255,200	-	-		255,200
Corporate Debt	-	81,098,652	-		81,098,652
Municipal Obligations	-	1,094,124	-		1,094,124
Non-U.S. Government Agency Obligations	-	60,987,333	558,830	**	61,546,163
Sovereign Debt Obligations	-	1,520,923	-		1,520,923
U.S. Government Agency Obligations and Instrumentalities	-	41,063,446	-		41,063,446
U.S. Treasury Obligations	-	3,994,743	-		3,994,743
Purchased Options	-	2,521,728	-		2,521,728
Warrants	-	-	3,870	**	3,870
Mutual Funds	2,427,133	-	-		2,427,133
Short-Term Investments	-	36,863,418	-		36,863,418

Total Investments	$2,740,649	$229,144,367	$563,507		$232,448,523

Asset Derivatives
Forward Contracts	$-	$35,858	$-		$35,858
Futures Contracts	654,872	-	-		654,872

Total	$654,872	$35,858	$-		$690,730

Liability Derivatives
Forward Contracts	$-	$(65,030)	$-		$(65,030)
Futures Contracts	(158,599)	-	-		(158,599)
Swap Agreements	-	(123,164)	-		(123,164)

Total	$(158,599)	$(188,194)	$-		$(346,793)

High Yield Fund
Asset Investments
Common Stock	$1,906,997	$1,817,200	$9,899	**	$3,734,096
Preferred Stock	462,586	-	-		462,586
Bank Loans	-	33,950,213	-		33,950,213
Corporate Debt	-	458,340,463	-		458,340,463
Warrants	-	-	56,447	**	56,447

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
High Yield Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$44,970,160	$-	$-		$44,970,160

Total Investments	$47,339,743	$494,107,876	$66,346		$541,513,965

Balanced Fund
Asset Investments
Common Stock	$60,352,723	$-	$-		$60,352,723
Preferred Stock	127,600	-	-		127,600
Corporate Debt	-	16,377,269	-		16,377,269
Municipal Obligations	-	366,341	-		366,341
Non-U.S. Government Agency Obligations	-	14,061,747	300,000	**	14,361,747
Sovereign Debt Obligations	-	307,774	-		307,774
U.S. Government Agency Obligations and Instrumentalities	-	11,982,747	-		11,982,747
U.S. Treasury Obligations	-	1,211,120	-		1,211,120
Purchased Options	-	246,551	-		246,551
Mutual Funds	11,229,526	-	-		11,229,526
Short-Term Investments	-	9,447,276	-		9,447,276

Total Investments	$71,709,849	$54,000,825	$300,000		$126,010,674

Asset Derivatives
Futures Contracts	$126,498	$-	$-		$126,498

Liability Derivatives
Swap Agreements	$-	$(20,315)	$-		$(20,315)

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$10,482,164	$-	$-		$10,482,164
Denmark	-	1,375,332	-		1,375,332
France	-	20,760,540	-		20,760,540
Germany	-	17,932,608	-		17,932,608
India	4,655,854	7,420,156	-		12,076,010
Italy	-	734,536	-		734,536
Japan	-	37,816,912	-		37,816,912
Netherlands	1,413,108	12,175,764	-		13,588,872
Spain	-	5,715,345	-		5,715,345
Sweden	-	6,141,589	-		6,141,589
Switzerland	-	6,170,344	-		6,170,344
United Kingdom	1,221,086	14,274,404	-		15,495,490
United States	148,662,573	-	-		148,662,573
Preferred Stock*
Germany	-	3,885,229	-		3,885,229
India	46,324	-	-		46,324
Mutual Funds	13,040,524	-	-		13,040,524

Total Investments	$179,521,633	$134,402,759	$-		$313,924,392

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$5,310,680	$-	$5,310,680
Austria	-	1,560,209	-	1,560,209
Canada	17,441,224	-	-	17,441,224
Cayman Islands	7,753,669	5,773,400	-	13,527,069
Denmark	-	9,561,287	-	9,561,287
Finland	-	6,695,728	-	6,695,728
France	-	46,472,504	-	46,472,504
Germany	-	34,092,692	-	34,092,692
India	8,245,447	2,573,005	-	10,818,452
Ireland	1,053,796	2,104,981	-	3,158,777
Japan	-	42,204,994	-	42,204,994
Luxembourg	-	3,958,374	-	3,958,374
Netherlands	-	28,946,559	-	28,946,559
New Zealand	-	3,968,418	-	3,968,418
Panama	4,677,906	-	-	4,677,906
Spain	-	15,328,445	-	15,328,445
Sweden	-	10,332,021	-	10,332,021
Switzerland	-	33,123,888	-	33,123,888
Thailand	3,829,480	-	-	3,829,480
United Kingdom	930,589	39,375,339	-	40,305,928
United States	5,317,851	-	-	5,317,851
Preferred Stock
India	52,815	-	-	52,815
Mutual Funds	12,847,687	-	-	12,847,687

Total Investments	$62,150,464	$291,382,524	$-	$353,532,988

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$2,663,445	$2,669,061	$-	$5,332,506
Brazil	7,720,571	-	-	7,720,571
Cayman Islands	23,372,253	14,906,289	-	38,278,542
Chile	2,549,187	-	-	2,549,187
China	-	12,885,786	-	12,885,786
Colombia	1,116,229	-	-	1,116,229
Egypt	-	958,715	-	958,715
France	-	13,258,569	-	13,258,569
Hong Kong	-	10,280,946	-	10,280,946
India	-	23,480,590	-	23,480,590
Indonesia	-	2,177,340	-	2,177,340
Italy	-	3,122,563	-	3,122,563
Mexico	13,336,681	-	-	13,336,681
Netherlands	2,801,114	79,775	-	2,880,889
Philippines	-	7,521,949	-	7,521,949
Republic of Korea	-	8,459,200	-	8,459,200
Russia	345,462	13,084,816	-	13,430,278
South Africa	-	4,758,348	-	4,758,348
Taiwan	-	10,807,914	-	10,807,914

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Thailand	$952,097	$-	$-	$952,097
Turkey	-	2,937,171	-	2,937,171
United Arab Emirates	-	2,046,858	-	2,046,858
United Kingdom	-	7,759,053	-	7,759,053
United States	5,969,113	-	-	5,969,113
Preferred Stock
Brazil	1,973,757	-	-	1,973,757
India	49,546	-	-	49,546
Mutual Funds	476,942	-	-	476,942
Short-Term Investments	-	4,994,583	-	4,994,583

Total Investments	$63,326,397	$146,189,526	$-	$209,515,923

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

The following tables show Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2019.

Statements of Assets and Liabilities locations	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	High Yield Fund	Balanced Fund
Receivables from:
Collateral pledged for open futures contracts						X
Collateral pledged for open swap agreements	X	X
Payables for:
Investments purchased on a when-issued basis	X	X	X	X	X	X
Collateral held for open purchased options	X	X	X	X		X
Collateral held for when-issued securities			X	X
Securities on loan	X		X	X	X	X

Statements of Assets and Liabilities locations	Disciplined Value Fund	Disciplined Growth Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Payables for:
Securities on loan	X	X	X	X	X	X

The Funds, with the exception of the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, and Strategic Emerging Markets Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2019. The Inflation-Protected and Income Fund, High Yield Fund, and Balanced Fund had transfers between Levels of the fair value hierarchy during the period ended March 31, 2019; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Notes to Financial Statements (Unaudited) (Continued)

The following table shows transfers between Levels of the fair value hierarchy:

	Transfers In*			Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs
Short-Duration Bond Fund	$-	$7,417,534	$-	$-	$-	$(7,417,534)
Core Bond Fund	-	14,736,805	-	-	-	(14,736,805)
Diversified Bond Fund	-	2,600,992	-	-	-	(2,600,992)
Strategic Emerging Markets Fund	-	2,718,742	-	(2,718,742)	-	-

*	Transfers occurred between Levels as inputs were more/less observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2019, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				M
Intention to Create Investment Leverage in Portfolio				M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management	A	A	A	A	A
Duration Management	A	A	A	A	A
Asset/Liability Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Options (Purchased)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2019, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$5,218,361	$5,218,361
Futures Contracts^^	-	-	-	952,924	952,924

Total Value	$-	$-	$-	$6,171,285	$6,171,285

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(2,310,161)	$(2,310,161)
Swap Agreements^	(383,457)	-	-	-	(383,457)

Total Value	$(383,457)	$-	$-	$(2,310,161)	$(2,693,618)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(1,371,148)	$(1,371,148)
Swap Agreements	36,905	-	-	149,903	186,808

Total Realized Gain (Loss)	$36,905	$-	$-	$(1,221,245)	$(1,184,340)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$6,947	$6,947
Futures Contracts	-	-	-	(1,943,601)	(1,943,601)
Swap Agreements	(27,305)	-	-	-	(27,305)

Total Change in Appreciation (Depreciation)	$(27,305)	$-	$-	$(1,936,654)	$(1,963,959)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$1,611,932	$1,611,932
Futures Contracts^^	-	-	-	603,258	603,258
Swap Agreements*	-	-	-	15,514	15,514
Swap Agreements^^,^^^	-	-	-	39,905	39,905

Total Value	$-	$-	$-	$2,270,609	$2,270,609

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(551,605)	$(551,605)
Swap Agreements^	(191,729)	-	-	(579,275)	(771,004)

Total Value	$(191,729)	$-	$-	$(1,130,880)	$(1,322,609)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$213,003	$213,003
Swap Agreements	18,749	-	-	(30,611)	(11,862)

Total Realized Gain (Loss)	$18,749	$-	$-	$182,392	$201,141

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(4,045)	$(4,045)
Futures Contracts	-	-	-	7,417	7,417
Swap Agreements	(13,653)	-	-	(712,006)	(725,659)

Total Change in Appreciation (Depreciation)	$(13,653)	$-	$-	$(708,634)	$(722,287)

Core Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$9,689,360	$9,689,360
Futures Contracts^^	-	-	-	3,610,209	3,610,209

Total Value	$-	$-	$-	$13,299,569	$13,299,569

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(862,258)	$(862,258)
Swap Agreements^	(841,829)	-	-	-	(841,829)

Total Value	$(841,829)	$-	$-	$(862,258)	$(1,704,087)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$1,661,440	$1,661,440
Swap Agreements	82,323	-	-	278,631	360,954

Total Realized Gain (Loss)	$82,323	$-	$-	$1,940,071	$2,022,394

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$10,247	$10,247
Futures Contracts	-	-	-	5,191,883	5,191,883
Swap Agreements	(59,945)	-	-	-	(59,945)

Total Change in Appreciation (Depreciation)	$(59,945)	$-	$-	$5,202,130	$5,142,185

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$7,650	$2,514,078	$2,521,728
Forward Contracts*	-	-	35,858	-	35,858
Futures Contracts^^	-	-	-	654,872	654,872

Total Value	$-	$-	$43,508	$3,168,950	$3,212,458

Liability Derivatives
Forward Contracts^	$-	$-	$(65,030)	$-	$(65,030)
Futures Contracts^^	-	-	-	(158,599)	(158,599)
Swap Agreements^	(123,164)	-	-	-	(123,164)

Total Value	$(123,164)	$-	$(65,030)	$(158,599)	$(346,793)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(40,462)	$-	$(40,462)
Futures Contracts	-	-	-	127,427	127,427
Swap Agreements	11,500	-	-	72,841	84,341

Total Realized Gain (Loss)	$11,500	$-	$(40,462)	$200,268	$171,306

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$(104)	$3,068	$2,964
Forward Contracts	-	-	34,661	-	34,661
Futures Contracts	-	-	-	953,975	953,975
Swap Agreements	(8,770)	-	-	-	(8,770)

Total Change in Appreciation (Depreciation)	$(8,770)	$-	$34,557	$957,043	$982,830

Balanced Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$246,551	$246,551
Futures Contracts^^	-	26,371	-	100,127	126,498

Total Value	$-	$26,371	$-	$346,678	$373,049

Liability Derivatives
Swap Agreements^	$(20,315)	$-	$-	$-	$(20,315)

Realized Gain (Loss)#
Futures Contracts	$-	$(220,904)	$-	$8,918	$(211,986)
Swap Agreements	1,482	-	-	6,361	7,843

Total Realized Gain (Loss)	$1,482	$(220,904)	$-	$15,279	$(204,143)

Change in Appreciation (Depreciation)##
Purchased options	$-	$-	$-	$184	$184
Futures Contracts	-	2,001	-	176,348	178,349
Swap Agreements	(1,446)	-	-	-	(1,446)

Total Change in Appreciation (Depreciation)	$(1,446)	$2,001	$-	$176,532	$177,087

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or open swap agreements, at value, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: forward contracts, futures contracts, or swap agreements, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

The Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, and Balanced Fund had no change realized gain (loss) on purchased options during the period ended March 31, 2019.

For the period ended March 31, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions
Short-Duration Bond Fund	2,581	$-	$3,795,000	-	$106,260,000
Inflation-Protected and Income Fund	520	-	91,276,667	-	32,680,000
Core Bond Fund	2,081	-	8,071,667	-	197,240,000
Diversified Bond Fund	327	6,827,765	1,345,000	776,000	51,190,000
Balanced Fund	100	-	193,333	-	5,020,000

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, or shares/units outstanding for purchased options based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2019.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2019.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Short-Duration Bond Fund
Barclays Bank PLC	$2,517,180	$-	$(2,517,180)	$-
Credit Suisse International	2,701,181	-	(2,650,000)	51,181

	$5,218,361	$-	$(5,167,180)	$51,181

Inflation-Protected and Income Fund
Bank of America N.A.	$11,859	$(11,859)	$-	$-
Barclays Bank PLC	1,053,054	-	(1,040,000)	13,054
BNP Paribas SA	1,381	(1,381)	-	-
Credit Suisse International	558,878	-	(558,878)	-
JP Morgan Chase Bank N.A.	2,274	(2,274)	-	-

	$1,627,446	$(15,514)	$(1,598,878)	$13,054

Core Bond Fund
Barclays Bank PLC	$4,792,493	$-	$(4,792,493)	$-
Credit Suisse International	4,896,867	-	(4,896,867)	-

	$9,689,360	$-	$(9,689,360)	$-

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Diversified Bond Fund
Bank of America N.A.	$11,037	$(11,037)	$-	$-
Barclays Bank PLC	1,222,093	(3,492)	(1,200,000)	18,601
BNP Paribas SA	796	(796)	-	-
Citibank N.A.	3,089	(3,089)	-	-
Credit Suisse International	1,294,297	-	(1,294,297)	-
Goldman Sachs International	8,317	(8,317)	-	-
JP Morgan Chase Bank N.A.	17,957	(8,402)	-	9,555

	$2,557,586	$(35,133)	$(2,494,297)	$28,156

Balanced Fund
Barclays Bank PLC	$119,948	$-	$-	$119,948
Credit Suisse International	126,603	-	(126,603)	-

	$246,551	$-	$(126,603)	$119,948

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2019.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Short-Duration Bond Fund
Goldman Sachs International	$(383,457)	$-	$285,763	$(97,694)

Inflation-Protected and Income Fund
Bank of America N.A.	$(566,232)	$11,859	$554,373	$-
BNP Paribas SA	(13,043)	1,381	-	(11,662)
Goldman Sachs International	(125,703)	-	125,703	-
JP Morgan Chase Bank N.A.	(66,026)	2,274	-	(63,752)

	$(771,004)	$15,514	$680,076	$(75,414)

Core Bond Fund
Goldman Sachs International	$(841,829)	$-	$841,829	$-

Diversified Bond Fund
Bank of America N.A.	$(16,271)	$11,037	$-	$(5,234)
Barclays Bank PLC	(3,492)	3,492	-	-
BNP Paribas SA	(18,458)	796	-	(17,662)
Citibank N.A.	(18,407)	3,089	-	(15,318)
Goldman Sachs International	(123,164)	8,317	-	(114,847)
JP Morgan Chase Bank N.A.	(8,402)	8,402	-	-

	$(188,194)	$35,133	$-	$(153,061)

Balanced Fund
Goldman Sachs International	$(20,315)	$-	$-	$(20,315)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Notes to Financial Statements (Unaudited) (Continued)

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Financial Statements (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its

Notes to Financial Statements (Unaudited) (Continued)

position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Notes to Financial Statements (Unaudited) (Continued)

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Notes to Financial Statements (Unaudited) (Continued)

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with

Notes to Financial Statements (Unaudited) (Continued)

the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2019, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Notes to Financial Statements (Unaudited) (Continued)

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

During the period ended March 31, 2019, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $7,495,598. The maximum balance outstanding for the Inflation-Protected and Income Fund was $72,497,500 during the period ended March 31, 2019. The weighted average maturity was 19 days, at a weighted average interest rate of 2.269%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2019.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended March 31, 2019, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Short-Duration Bond Fund	$85	$13	$72
Core Bond Fund	6,430	970	5,460
Diversified Bond Fund	1,056	162	894
High Yield Fund	207,582	31,322	176,260
Balanced Fund	3,091	660	2,431
Disciplined Value Fund	36,143	5,743	30,400
Main Street Fund	28,163	4,224	23,939
Disciplined Growth Fund	32,848	6,452	26,396
Small Cap Opportunities Fund	27,120	4,071	23,049
Global Fund	19,104	2,926	16,178
International Equity Fund	40,218	5,997	34,221
Strategic Emerging Markets Fund	43,763	6,536	37,227

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the

Notes to Financial Statements (Unaudited) (Continued)

form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized

Notes to Financial Statements (Unaudited) (Continued)

capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and
0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and
0.43% on any excess over $300 million
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and
0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and
0.75% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% of the first $50 million;
0.21% of the next $50 million; and
0.20% of any excess over $100 million
Disciplined Value Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million
Disciplined Growth Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million

*

Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the NYSE on each day that the NYSE is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MML Advisers or its affiliates, including other funds registered under the 1940 Act, for which Barings provides investment advisory services, as agreed upon from time to time by MML Advisers and Barings, determined at the close of the NYSE on each day that the NYSE is open for trading.

MML Advisers has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Global Fund. This agreement provides that OFI manage the investment and reinvestment of the assets of the Global Fund. OFI receives a subadvisory fee from MML Advisers, based upon the Global Fund’s average daily net assets, at the following annual rate:

Global Fund	0.40% of the first $100 million;
0.35% of the next $250 million; and
0.30% of any excess over $350 million

MML Advisers has entered into investment subadvisory agreements with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Global Institutional manage the investment and reinvestment of the assets of these Funds. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Main Street Fund	0.30%
Small Cap Opportunities Fund	0.40% of the first $1 billion; and
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $50 million;
0.45% of the next $150 million;
0.40% of the next $250 million; and
0.35% of any excess over $450 million
Strategic Emerging Markets Fund	0.70%

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Inflation-Protected and Income Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Core Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
High Yield Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Balanced Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Main Street Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Global Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
International Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

Effective February 1, 2019, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Emerging Markets Fund*	1.15%	1.25%	1.35%	1.45%	1.70%	1.60%	1.85%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2020.

Notes to Financial Statements (Unaudited) (Continued)

Prior to February 1, 2019, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares for the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Diversified Bond Fund	0.52%	0.62%	0.72%	0.82%	1.07%	0.97%	1.22%
High Yield Fund	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Balanced Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Strategic Emerging Markets Fund	1.05%	1.15%	1.25%	1.35%	1.60%	1.50%	1.75%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

Effective November 1, 2018, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Inflation-Protected and Income Fund**	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
**	Expense caps in effect through January 31, 2020.

For the Inflation-Protected and Income Fund, MML Advisers voluntarily waived 0.03% of its management fees through January 31, 2019.

For the International Equity Fund, MML Advisers voluntarily waived 0.02% of its management fees through January 31, 2019.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2019:

Total % Ownership by Related Party
U.S. Government Money Market Fund	94.8%
Short-Duration Bond Fund	87.2%
Inflation-Protected and Income Fund	88.6%

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
Core Bond Fund	92.3%
Diversified Bond Fund	77.5%
High Yield Fund	84.2%
Balanced Fund	97.4%
Disciplined Value Fund	99.5%
Main Street Fund	87.6%
Disciplined Growth Fund	97.6%
Small Cap Opportunities Fund	80.0%
Global Fund	89.6%
International Equity Fund	95.0%
Strategic Emerging Markets Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2019, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$13,297,976	$87,453,562	$11,185,916	$87,422,983
Inflation-Protected and Income Fund	26,824,613	25,850,256	58,420,296	62,835,818
Core Bond Fund	1,542,165,361	220,125,398	1,597,491,065	137,869,542
Diversified Bond Fund	209,543,825	34,509,122	215,598,561	38,019,950
High Yield Fund	-	126,627,283	-	169,137,596
Balanced Fund	70,164,962	32,940,049	66,965,107	30,885,542
Disciplined Value Fund	-	27,360,523	-	43,222,448
Main Street Fund	-	39,911,637	-	54,565,156
Disciplined Growth Fund	-	61,818,569	-	75,480,566
Small Cap Opportunities Fund	-	42,897,812	-	57,821,848
Global Fund	-	62,745,535	-	58,054,413
International Equity Fund	-	115,078,951	-	258,725,513
Strategic Emerging Markets Fund	-	29,003,193	-	47,285,572

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

Fund	Purchases	Sales
Main Street Fund	$1,042	$291,574
Small Cap Opportunities Fund	403,366	-
Global Fund	15,375	249,870
International Equity Fund	61,106	88,357,943
Strategic Emerging Markets Fund	25,174	-

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

U.S. Government Money Market Fund Class R5
Sold	595,817,794	$595,817,794	1,634,442,005	$1,634,442,005
Issued as reinvestment of dividends	3,076,931	3,076,931	4,051,053	4,051,053
Redeemed	(638,123,748)	(638,123,748)	(1,651,239,818)	(1,651,239,818)

Net increase (decrease)	(39,229,023)	$(39,229,023)	(12,746,760)	$(12,746,760)

Short-Duration Bond Fund Class I
Sold	5,186,179	$52,915,650	10,106,165	$103,558,175
Issued as reinvestment of dividends	722,304	7,172,482	743,720	7,548,756
Redeemed	(3,791,358)	(38,215,723)	(23,810,795)	(244,511,740)

Net increase (decrease)	2,117,125	$21,872,409	(12,960,910)	$(133,404,809)

Short-Duration Bond Fund Class R5
Sold	1,009,828	$10,256,198	4,974,732	$51,046,998
Issued as reinvestment of dividends	471,038	4,696,245	351,454	3,581,314
Redeemed	(2,214,024)	(22,591,646)	(7,101,253)	(73,093,674)

Net increase (decrease)	(733,158)	$(7,639,203)	(1,775,067)	$(18,465,362)

Short-Duration Bond Fund Service Class
Sold	739,225	$7,435,565	2,762,265	$28,231,157
Issued as reinvestment of dividends	219,466	2,172,717	177,885	1,800,199
Redeemed	(1,755,748)	(17,909,933)	(3,172,568)	(32,429,634)

Net increase (decrease)	(797,057)	$(8,301,651)	(232,418)	$(2,398,278)

Short-Duration Bond Fund Administrative Class
Sold	295,508	$2,970,971	1,202,823	$12,242,262
Issued as reinvestment of dividends	112,687	1,112,224	66,929	675,313
Redeemed	(633,486)	(6,411,852)	(697,315)	(7,091,000)

Net increase (decrease)	(225,291)	$(2,328,657)	572,437	$5,826,575

Short-Duration Bond Fund Class A
Sold	1,100,502	$11,089,477	2,381,969	$24,087,817
Issued as reinvestment of dividends	196,382	1,926,511	113,653	1,139,950
Redeemed	(1,024,356)	(10,208,611)	(2,220,862)	(22,414,094)

Net increase (decrease)	272,528	$2,807,377	274,760	$2,813,673

Short-Duration Bond Fund Class R4
Sold	244,498	$2,461,454	359,847	$3,672,330
Issued as reinvestment of dividends	44,583	442,706	29,151	295,883
Redeemed	(348,713)	(3,515,254)	(376,372)	(3,841,630)

Net increase (decrease)	(59,632)	$(611,094)	12,626	$126,583

Short-Duration Bond Fund Class R3
Sold	171,603	$1,733,158	290,039	$2,940,092
Issued as reinvestment of dividends	25,912	256,012	12,632	127,705
Redeemed	(222,380)	(2,235,532)	(169,578)	(1,721,203)

Net increase (decrease)	(24,865)	$(246,362)	133,093	$1,346,594

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Inflation-Protected and Income Fund Class I
Sold	2,597,633	$26,017,550	7,869,782	$80,850,575
Issued as reinvestment of dividends	430,466	4,218,564	285,844	2,927,040
Redeemed	(2,274,990)	(22,735,458)	(4,536,837)	(46,557,972)

Net increase (decrease)	753,109	$7,500,656	3,618,789	$37,219,643

Inflation-Protected and Income Fund Class R5
Sold	944,898	$9,481,222	2,066,590	$21,140,242
Issued as reinvestment of dividends	191,642	1,880,006	158,962	1,630,948
Redeemed	(373,116)	(3,728,828)	(2,104,030)	(21,707,186)

Net increase (decrease)	763,424	$7,632,400	121,522	$1,064,004

Inflation-Protected and Income Fund Service Class
Sold	295,955	$2,961,791	825,796	$8,452,422
Issued as reinvestment of dividends	148,067	1,448,100	133,520	1,365,911
Redeemed	(628,206)	(6,249,119)	(1,552,037)	(16,039,171)

Net increase (decrease)	(184,184)	$(1,839,228)	(592,721)	$(6,220,838)

Inflation-Protected and Income Fund Administrative Class
Sold	339,951	$3,415,931	369,129	$3,816,046
Issued as reinvestment of dividends	42,796	423,256	35,074	362,670
Redeemed	(322,169)	(3,243,366)	(352,788)	(3,648,937)

Net increase (decrease)	60,578	$595,821	51,415	$529,779

Inflation-Protected and Income Fund Class A
Sold	238,808	$2,355,857	400,937	$4,049,416
Issued as reinvestment of dividends	51,135	493,963	49,070	495,608
Redeemed	(554,907)	(5,444,583)	(561,452)	(5,685,283)

Net increase (decrease)	(264,964)	$(2,594,763)	(111,445)	$(1,140,259)

Inflation-Protected and Income Fund Class R4
Sold	112,034	$1,098,056	285,772	$2,886,526
Issued as reinvestment of dividends	18,033	173,122	15,735	157,975
Redeemed	(195,632)	(1,918,342)	(226,782)	(2,289,323)

Net increase (decrease)	(65,565)	$(647,164)	74,725	$755,178

Inflation-Protected and Income Fund Class R3
Sold	86,749	$849,966	203,780	$2,042,245
Issued as reinvestment of dividends	11,444	110,088	11,166	112,214
Redeemed	(149,508)	(1,457,642)	(216,085)	(2,167,066)

Net increase (decrease)	(51,315)	$(497,588)	(1,139)	$(12,607)

Core Bond Fund Class I
Sold	14,035,249	$147,784,158	22,783,365	$243,037,250
Issued as reinvestment of dividends	2,312,656	23,843,483	1,514,765	16,298,876
Redeemed	(8,478,832)	(89,256,315)	(8,603,406)	(92,352,193)

Net increase (decrease)	7,869,073	$82,371,326	15,694,724	$166,983,933

Core Bond Fund Class R5
Sold	2,057,299	$21,756,601	2,778,298	$29,909,932
Issued as reinvestment of dividends	847,450	8,771,104	929,861	10,042,498
Redeemed	(4,435,005)	(46,969,405)	(8,540,433)	(92,141,095)

Net increase (decrease)	(1,530,256)	$(16,441,700)	(4,832,274)	$(52,188,665)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Core Bond Fund Service Class
Sold	349,121	$3,677,740	1,696,831	$18,067,651
Issued as reinvestment of dividends	274,078	2,820,260	265,104	2,847,221
Redeemed	(1,667,326)	(17,527,328)	(1,577,235)	(16,858,554)

Net increase (decrease)	(1,044,127)	$(11,029,328)	384,700	$4,056,318

Core Bond Fund Administrative Class
Sold	336,710	$3,512,916	1,642,019	$17,332,769
Issued as reinvestment of dividends	204,168	2,086,599	184,551	1,969,162
Redeemed	(953,418)	(9,962,571)	(1,778,250)	(18,868,378)

Net increase (decrease)	(412,540)	$(4,363,056)	48,320	$433,553

Core Bond Fund Class A
Sold	446,073	$4,610,598	1,491,298	$15,702,424
Issued as reinvestment of dividends	277,919	2,820,882	256,523	2,716,576
Redeemed	(1,682,469)	(17,356,388)	(2,115,044)	(22,349,113)

Net increase (decrease)	(958,477)	$(9,924,908)	(367,223)	$(3,930,113)

Core Bond Fund Class R4
Sold	361,903	$3,726,164	599,474	$6,346,602
Issued as reinvestment of dividends	34,573	348,493	42,930	452,049
Redeemed	(155,586)	(1,604,558)	(994,402)	(10,285,227)

Net increase (decrease)	240,890	$2,470,099	(351,998)	$(3,486,576)

Core Bond Fund Class R3
Sold	7,305	$77,258	32,471	$347,294
Issued as reinvestment of dividends	2,087	21,641	1,146	12,415
Redeemed	(11,643)	(122,987)	(33,483)	(365,432)

Net increase (decrease)	(2,251)	$(24,088)	134	$(5,723)

Diversified Bond Fund Class I
Sold	849,197	$8,903,377	1,324,721	$14,093,601
Issued as reinvestment of dividends	78,600	803,296	78,951	843,981
Redeemed	(864,233)	(9,010,522)	(1,861,259)	(19,736,385)

Net increase (decrease)	63,564	$696,151	(457,587)	$(4,798,803)

Diversified Bond Fund Class R5
Sold	1,240,151	$12,034,442	1,987,736	$19,520,566
Issued as reinvestment of dividends	366,569	3,456,741	279,350	2,762,770
Redeemed	(1,569,516)	(15,122,893)	(945,032)	(9,313,768)

Net increase (decrease)	37,204	$368,290	1,322,054	$12,969,568

Diversified Bond Fund Service Class
Sold	85,374	$838,073	804,805	$7,956,675
Issued as reinvestment of dividends	49,353	472,306	45,439	455,302
Redeemed	(817,310)	(8,019,643)	(498,529)	(5,004,950)

Net increase (decrease)	(682,583)	$(6,709,264)	351,715	$3,407,027

Diversified Bond Fund Administrative Class
Sold	232,378	$2,276,266	629,189	$6,241,735
Issued as reinvestment of dividends	69,720	665,828	73,855	738,553
Redeemed	(710,324)	(6,971,663)	(561,494)	(5,577,202)

Net increase (decrease)	(408,226)	$(4,029,569)	141,550	$1,403,086

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Diversified Bond Fund Class A
Sold	165,201	$1,608,363	787,151	$7,791,616
Issued as reinvestment of dividends	89,996	858,563	87,585	874,975
Redeemed	(308,140)	(3,003,108)	(919,681)	(9,094,361)

Net increase (decrease)	(52,943)	$(536,182)	(44,945)	$(427,770)

Diversified Bond Fund Class R4
Sold	231,400	$2,241,047	96,755	$951,473
Issued as reinvestment of dividends	20,459	193,130	14,371	142,412
Redeemed	(38,895)	(375,533)	(122,877)	(1,207,967)

Net increase (decrease)	212,964	$2,058,644	(11,751)	$(114,082)

Diversified Bond Fund Class R3
Sold	43,393	$418,209	130,676	$1,279,675
Issued as reinvestment of dividends	12,103	114,013	10,311	101,773
Redeemed	(106,365)	(1,016,924)	(58,055)	(569,674)

Net increase (decrease)	(50,869)	$(484,702)	82,932	$811,774

High Yield Fund Class I
Sold	5,094,928	$44,519,286	21,534,203	$198,712,130
Issued as reinvestment of dividends	2,286,979	19,347,843	1,686,568	15,212,849
Redeemed	(16,686,502)	(147,100,701)	(7,118,844)	(65,255,094)

Net increase (decrease)	(9,304,595)	$(83,233,572)	16,101,927	$148,669,885

High Yield Fund Class R5
Sold	462,824	$4,094,924	1,210,212	$11,122,712
Issued as reinvestment of dividends	267,401	2,275,582	375,174	3,402,827
Redeemed	(890,741)	(7,773,737)	(2,657,925)	(24,198,393)

Net increase (decrease)	(160,516)	$(1,403,231)	(1,072,539)	$(9,672,854)

High Yield Fund Service Class
Sold	273,607	$2,449,036	514,400	$4,727,461
Issued as reinvestment of dividends	288,420	2,454,456	312,555	2,834,872
Redeemed	(403,084)	(3,532,062)	(1,092,778)	(10,131,684)

Net increase (decrease)	158,943	$1,371,430	(265,823)	$(2,569,351)

High Yield Fund Administrative Class
Sold	184,115	$1,619,463	577,696	$5,236,660
Issued as reinvestment of dividends	175,196	1,468,139	222,144	1,983,745
Redeemed	(850,674)	(7,402,303)	(843,838)	(7,592,294)

Net increase (decrease)	(491,363)	$(4,314,701)	(43,998)	$(371,889)

High Yield Fund Class A
Sold	392,657	$3,419,245	670,122	$6,076,237
Issued as reinvestment of dividends	162,228	1,357,846	186,531	1,665,727
Redeemed	(412,370)	(3,581,695)	(951,520)	(8,620,549)

Net increase (decrease)	142,515	$1,195,396	(94,867)	$(878,585)

High Yield Fund Class R4
Sold	2,065,410	$17,595,190	1,456,931	$13,030,381
Issued as reinvestment of dividends	216,148	1,787,546	212,480	1,876,196
Redeemed	(786,609)	(6,727,790)	(1,051,678)	(9,421,862)

Net increase (decrease)	1,494,949	$12,654,946	617,733	$5,484,715

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

High Yield Fund Class R3
Sold	460,515	$4,085,769	1,632,126	$15,020,841
Issued as reinvestment of dividends	263,316	2,230,290	255,256	2,304,959
Redeemed	(696,352)	(6,032,832)	(831,635)	(7,585,009)

Net increase (decrease)	27,479	$283,227	1,055,747	$9,740,791

Balanced Fund Class I
Sold	973,469	$11,301,317	474,665	$5,849,630
Issued as reinvestment of dividends	103,704	1,128,296	46,487	570,403
Redeemed	(287,023)	(3,308,517)	(275,684)	(3,455,840)

Net increase (decrease)	790,150	$9,121,096	245,468	$2,964,193

Balanced Fund Class R5
Sold	398,863	$4,892,423	291,984	$3,681,896
Issued as reinvestment of dividends	322,811	3,512,186	266,274	3,267,180
Redeemed	(190,150)	(2,161,545)	(980,947)	(12,344,633)

Net increase (decrease)	531,524	$6,243,064	(422,689)	$(5,395,557)

Balanced Fund Service Class
Sold	11,937	$144,313	40,015	$528,265
Issued as reinvestment of dividends	40,978	470,839	36,872	475,648
Redeemed	(50,335)	(621,030)	(72,452)	(949,210)

Net increase (decrease)	2,580	$(5,878)	4,435	$54,703

Balanced Fund Administrative Class
Sold	41,012	$485,386	140,237	$1,751,607
Issued as reinvestment of dividends	48,914	535,122	51,256	631,984
Redeemed	(161,719)	(1,876,313)	(310,393)	(3,861,192)

Net increase (decrease)	(71,793)	$(855,805)	(118,900)	$(1,477,601)

Balanced Fund Class A
Sold	91,524	$1,048,626	162,501	$1,985,151
Issued as reinvestment of dividends	182,222	1,935,198	175,481	2,104,021
Redeemed	(369,285)	(4,343,119)	(570,242)	(6,985,600)

Net increase (decrease)	(95,539)	$(1,359,295)	(232,260)	$(2,896,428)

Balanced Fund Class R4
Sold	8,626	$98,483	54,087	$660,514
Issued as reinvestment of dividends	21,965	231,293	17,868	212,627
Redeemed	(111,221)	(1,243,709)	(22,635)	(279,005)

Net increase (decrease)	(80,630)	$(913,933)	49,320	$594,136

Balanced Fund Class R3
Sold	147,720	$1,691,214	91,437	$1,097,904
Issued as reinvestment of dividends	61,641	645,997	42,461	503,588
Redeemed	(182,370)	(2,014,559)	(86,465)	(1,037,397)

Net increase (decrease)	26,991	$322,652	47,433	$564,095

Disciplined Value Fund Class I
Sold	116,595	$1,605,728	732,864	$12,390,961
Issued as reinvestment of dividends	233,069	2,950,659	587,738	9,680,040
Redeemed	(168,181)	(2,352,651)	(4,674,834)	(80,329,894)

Net increase (decrease)	181,483	$2,203,736	(3,354,232)	$(58,258,893)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Disciplined Value Fund Class R5
Sold	53,853	$782,148	1,002,794	$15,968,735
Issued as reinvestment of dividends	693,289	8,804,772	328,617	5,425,465
Redeemed	(221,321)	(3,262,687)	(453,908)	(7,767,239)

Net increase (decrease)	525,821	$6,324,233	877,503	$13,626,961

Disciplined Value Fund Service Class
Sold	146,200	$1,995,612	301,299	$4,960,574
Issued as reinvestment of dividends	512,421	6,451,380	356,756	5,847,242
Redeemed	(697,557)	(10,617,956)	(515,208)	(8,683,545)

Net increase (decrease)	(38,936)	$(2,170,964)	142,847	$2,124,271

Disciplined Value Fund Administrative Class
Sold	20,553	$287,072	208,182	$3,430,161
Issued as reinvestment of dividends	103,832	1,338,400	42,903	716,916
Redeemed	(100,967)	(1,380,582)	(55,714)	(944,166)

Net increase (decrease)	23,418	$244,890	195,371	$3,202,911

Disciplined Value Fund Class A
Sold	54,882	$726,363	84,628	$1,363,885
Issued as reinvestment of dividends	102,119	1,275,458	62,167	1,011,450
Redeemed	(158,302)	(2,183,055)	(141,706)	(2,388,469)

Net increase (decrease)	(1,301)	$(181,234)	5,089	$(13,134)

Disciplined Value Fund Class R4
Sold	21,177	$283,027	95,743	$1,606,499
Issued as reinvestment of dividends	76,557	948,544	70,629	1,140,657
Redeemed	(128,163)	(1,726,441)	(366,195)	(5,987,621)

Net increase (decrease)	(30,429)	$(494,870)	(199,823)	$(3,240,465)

Disciplined Value Fund Class R3
Sold	24,073	$342,534	38,819	$645,381
Issued as reinvestment of dividends	50,348	634,881	27,451	450,486
Redeemed	(20,372)	(273,856)	(35,644)	(593,089)

Net increase (decrease)	54,049	$703,559	30,626	$502,778

Main Street Fund Class I
Sold	381,933	$3,941,716	1,455,961	$17,025,915
Issued as reinvestment of dividends	311,387	2,939,489	72,068	819,412
Redeemed	(619,971)	(6,273,887)	(238,679)	(2,760,638)

Net increase (decrease)	73,349	$607,318	1,289,350	$15,084,689

Main Street Fund Class R5
Sold	148,323	$1,557,319	308,862	$3,546,126
Issued as reinvestment of dividends	810,689	7,652,907	510,299	5,802,095
Redeemed	(1,132,849)	(11,609,664)	(1,781,903)	(20,584,719)

Net increase (decrease)	(173,837)	$(2,399,438)	(962,742)	$(11,236,498)

Main Street Fund Service Class
Sold	6,216	$73,397	18,878	$218,315
Issued as reinvestment of dividends	7,635	74,980	7,049	82,970
Redeemed	(15,232)	(178,983)	(58,708)	(661,875)

Net increase (decrease)	(1,381)	$(30,606)	(32,781)	$(360,590)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Main Street Fund Administrative Class
Sold	54,069	$563,294	272,926	$3,205,249
Issued as reinvestment of dividends	331,904	3,133,171	211,442	2,404,098
Redeemed	(261,540)	(2,637,921)	(731,927)	(8,408,960)

Net increase (decrease)	124,433	$1,058,544	(247,559)	$(2,799,613)

Main Street Fund Class A
Sold	49,850	$490,510	209,870	$2,365,366
Issued as reinvestment of dividends	171,815	1,597,879	88,812	996,464
Redeemed	(137,359)	(1,382,149)	(188,836)	(2,130,271)

Net increase (decrease)	84,306	$706,240	109,846	$1,231,559

Main Street Fund Class R4
Sold	19,634	$204,147	134,127	$1,479,906
Issued as reinvestment of dividends	78,074	719,840	33,710	375,529
Redeemed	(47,871)	(491,145)	(75,265)	(854,370)

Net increase (decrease)	49,837	$432,842	92,572	$1,001,065

Main Street Fund Class R3
Sold	5,419	$55,835	75,280	$857,949
Issued as reinvestment of dividends	22,025	205,497	7,011	78,877
Redeemed	(60,323)	(545,675)	(26,603)	(302,284)

Net increase (decrease)	(32,879)	$(284,343)	55,688	$634,542

Disciplined Growth Fund Class I
Sold	535,962	$6,206,774	1,248,695	$16,549,619
Issued as reinvestment of dividends	693,240	6,509,520	1,111,030	14,032,308
Redeemed	(356,439)	(4,009,758)	(8,880,927)	(123,933,918)

Net increase (decrease)	872,763	$8,706,536	(6,521,202)	$(93,351,991)

Disciplined Growth Fund Class R5
Sold	454,618	$5,283,748	1,802,066	$23,637,837
Issued as reinvestment of dividends	2,380,302	22,374,835	860,197	10,881,489
Redeemed	(1,137,741)	(12,956,935)	(1,484,931)	(19,754,357)

Net increase (decrease)	1,697,179	$14,701,648	1,177,332	$14,764,969

Disciplined Growth Fund Service Class
Sold	273,858	$3,033,762	358,311	$4,838,194
Issued as reinvestment of dividends	1,601,401	15,117,227	711,031	9,022,986
Redeemed	(333,111)	(3,865,658)	(1,513,105)	(19,801,006)

Net increase (decrease)	1,542,148	$14,285,331	(443,763)	$(5,939,826)

Disciplined Growth Fund Administrative Class
Sold	209,552	$2,429,970	318,113	$4,338,774
Issued as reinvestment of dividends	892,271	8,539,033	375,691	4,816,360
Redeemed	(274,050)	(3,203,101)	(902,194)	(12,069,585)

Net increase (decrease)	827,773	$7,765,902	(208,390)	$(2,914,451)

Disciplined Growth Fund Class A
Sold	150,474	$1,748,988	381,606	$5,117,644
Issued as reinvestment of dividends	862,355	7,985,405	344,100	4,301,251
Redeemed	(456,122)	(4,869,311)	(768,585)	(10,082,034)

Net increase (decrease)	556,707	$4,865,082	(42,879)	$(663,139)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Disciplined Growth Fund Class R4
Sold	135,792	$1,537,254	258,063	$3,395,895
Issued as reinvestment of dividends	706,552	6,472,019	266,987	3,310,635
Redeemed	(549,046)	(5,709,130)	(380,251)	(4,953,210)

Net increase (decrease)	293,298	$2,300,143	144,799	$1,753,320

Disciplined Growth Fund Class R3
Sold	59,731	$663,481	185,821	$2,379,315
Issued as reinvestment of dividends	164,124	1,501,736	43,722	542,147
Redeemed	(121,823)	(1,251,222)	(56,844)	(744,233)

Net increase (decrease)	102,032	$913,995	172,699	$2,177,229

Small Cap Opportunities Fund Class I
Sold	585,660	$7,623,371	1,720,561	$26,928,334
Issued as reinvestment of dividends	296,313	3,656,500	148,718	2,211,437
Redeemed	(795,610)	(10,803,763)	(334,416)	(5,142,675)

Net increase (decrease)	86,363	$476,108	1,534,863	$23,997,096

Small Cap Opportunities Fund Class R5
Sold	545,666	$7,931,755	1,329,365	$20,333,335
Issued as reinvestment of dividends	527,091	6,499,034	517,451	7,689,329
Redeemed	(734,436)	(10,274,009)	(1,122,352)	(17,453,240)

Net increase (decrease)	338,321	$4,156,780	724,464	$10,569,424

Small Cap Opportunities Fund Service Class
Sold	137,249	$1,804,387	396,002	$6,062,374
Issued as reinvestment of dividends	121,291	1,491,884	121,893	1,807,666
Redeemed	(159,900)	(2,177,660)	(309,361)	(4,880,046)

Net increase (decrease)	98,640	$1,118,611	208,534	$2,989,994

Small Cap Opportunities Fund Administrative Class
Sold	116,140	$1,587,481	230,055	$3,664,711
Issued as reinvestment of dividends	162,217	1,983,912	194,189	2,862,351
Redeemed	(306,460)	(4,195,267)	(272,031)	(4,230,604)

Net increase (decrease)	(28,103)	$(623,874)	152,213	$2,296,458

Small Cap Opportunities Fund Class A
Sold	354,995	$4,689,762	379,961	$5,797,136
Issued as reinvestment of dividends	475,538	5,673,168	590,410	8,525,518
Redeemed	(973,789)	(12,393,814)	(1,236,254)	(18,696,446)

Net increase (decrease)	(143,256)	$(2,030,884)	(265,883)	$(4,373,792)

Small Cap Opportunities Fund Class R4
Sold	69,454	$912,687	267,011	$3,882,617
Issued as reinvestment of dividends	86,045	1,018,771	81,831	1,172,634
Redeemed	(83,726)	(1,094,498)	(217,946)	(3,313,174)

Net increase (decrease)	71,773	$836,960	130,896	$1,742,077

Small Cap Opportunities Fund Class R3
Sold	77,005	$948,408	226,966	$3,461,865
Issued as reinvestment of dividends	75,413	886,852	77,121	1,100,523
Redeemed	(133,854)	(1,698,399)	(202,840)	(3,098,444)

Net increase (decrease)	18,564	$136,861	101,247	$1,463,944

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Global Fund Class I
Sold	1,879,028	$22,626,818	2,179,660	$34,819,222
Issued as reinvestment of dividends	934,821	10,142,807	293,906	4,605,510
Redeemed	(453,451)	(5,654,773)	(1,417,505)	(22,513,383)

Net increase (decrease)	2,360,398	$27,114,852	1,056,061	$16,911,349

Global Fund Class R5
Sold	914,722	$11,213,715	394,219	$6,447,523
Issued as reinvestment of dividends	1,737,067	18,881,920	855,477	13,413,879
Redeemed	(869,523)	(11,084,300)	(2,257,649)	(37,104,891)

Net increase (decrease)	1,782,266	$19,011,335	(1,007,953)	$(17,243,489)

Global Fund Service Class
Sold	78,451	$1,000,491	198,777	$3,228,615
Issued as reinvestment of dividends	206,208	2,220,861	149,082	2,318,231
Redeemed	(656,220)	(8,576,336)	(506,365)	(8,196,460)

Net increase (decrease)	(371,561)	$(5,354,984)	(158,506)	$(2,649,614)

Global Fund Administrative Class
Sold	299,483	$3,900,301	439,272	$7,156,796
Issued as reinvestment of dividends	1,501,760	16,324,130	775,132	12,154,069
Redeemed	(720,656)	(8,966,062)	(1,872,560)	(30,339,919)

Net increase (decrease)	1,080,587	$11,258,369	(658,156)	$(11,029,054)

Global Fund Class A
Sold	129,064	$1,695,608	308,652	$4,960,489
Issued as reinvestment of dividends	540,734	5,807,488	227,491	3,532,931
Redeemed	(314,268)	(3,763,890)	(429,102)	(6,981,420)

Net increase (decrease)	355,530	$3,739,206	107,041	$1,512,000

Global Fund Class R4
Sold	169,248	$2,102,650	252,719	$4,011,669
Issued as reinvestment of dividends	151,487	1,601,209	45,283	695,087
Redeemed	(74,283)	(898,396)	(146,839)	(2,316,829)

Net increase (decrease)	246,452	$2,805,463	151,163	$2,389,927

Global Fund Class R3
Sold	197,919	$2,222,087	184,058	$2,936,668
Issued as reinvestment of dividends	188,126	2,011,068	81,318	1,257,987
Redeemed	(178,919)	(2,047,498)	(227,096)	(3,572,602)

Net increase (decrease)	207,126	$2,185,657	38,280	$622,053

International Equity Fund Class I
Sold	2,051,285	$23,711,003	8,323,476	$111,155,945
Issued as reinvestment of dividends	1,237,647	13,156,184	235,936	3,222,891
Redeemed	(11,431,528)	(132,298,427)	(4,293,607)	(58,566,694)

Net increase (decrease)	(8,142,596)	$(95,431,240)	4,265,805	$55,812,142

International Equity Fund Class R5
Sold	231,594	$2,627,679	489,688	$6,750,033
Issued as reinvestment of dividends	585,665	6,231,478	158,503	2,165,164
Redeemed	(1,695,142)	(19,276,980)	(3,809,968)	(52,081,072)

Net increase (decrease)	(877,883)	$(10,417,823)	(3,161,777)	$(43,165,875)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

International Equity Fund Service Class
Sold	72,519	$827,425	580,432	$8,077,239
Issued as reinvestment of dividends	67,635	718,289	16,753	228,348
Redeemed	(861,291)	(9,900,243)	(413,441)	(5,774,816)

Net increase (decrease)	(721,137)	$(8,354,529)	183,744	$2,530,771

International Equity Fund Administrative Class
Sold	63,876	$726,240	245,948	$3,294,013
Issued as reinvestment of dividends	43,583	460,669	11,930	161,875
Redeemed	(353,865)	(3,881,643)	(681,611)	(9,357,279)

Net increase (decrease)	(246,406)	$(2,694,734)	(423,733)	$(5,901,391)

International Equity Fund Class A
Sold	119,062	$1,315,362	266,005	$3,541,329
Issued as reinvestment of dividends	118,131	1,213,203	21,028	277,357
Redeemed	(489,066)	(5,137,350)	(900,925)	(11,824,149)

Net increase (decrease)	(251,873)	$(2,608,785)	(613,892)	$(8,005,463)

International Equity Fund Class R4
Sold	63,180	$683,171	235,686	$3,093,177
Issued as reinvestment of dividends	44,423	451,336	9,500	124,071
Redeemed	(289,906)	(3,179,445)	(234,483)	(3,040,348)

Net increase (decrease)	(182,303)	$(2,044,938)	10,703	$176,900

International Equity Fund Class R3
Sold	65,314	$709,068	162,404	$2,114,450
Issued as reinvestment of dividends	37,193	377,140	4,385	57,228
Redeemed	(311,518)	(3,149,054)	(142,843)	(1,864,023)

Net increase (decrease)	(209,011)	$(2,062,846)	23,946	$307,655

Strategic Emerging Markets Fund Class I
Sold	998,442	$12,167,220	2,864,792	$38,498,964
Issued as reinvestment of dividends	114,592	1,339,579	250,132	3,266,714
Redeemed	(2,789,368)	(33,808,605)	(4,566,502)	(60,014,070)

Net increase (decrease)	(1,676,334)	$(20,301,806)	(1,451,578)	$(18,248,392)

Strategic Emerging Markets Fund Class R5
Sold	4,871	$60,196	14,639	$201,300
Issued as reinvestment of dividends	1,883	22,332	3,685	48,833
Redeemed	(814)	(9,402)	(2,930)	(40,483)

Net increase (decrease)	5,940	$73,126	15,394	$209,650

Strategic Emerging Markets Fund Service Class
Sold	2,494	$30,195	7,875	$106,427
Issued as reinvestment of dividends	21	247	355	4,633
Redeemed	(10,415)	(125,419)	(23,879)	(320,311)

Net increase (decrease)	(7,900)	$(94,977)	(15,649)	$(209,251)

Strategic Emerging Markets Fund Administrative Class
Sold	7,785	$94,542	21,635	$293,035
Issued as reinvestment of dividends	185	2,174	1,197	15,720
Redeemed	(4,277)	(50,931)	(75,265)	(988,042)

Net increase (decrease)	3,693	$45,785	(52,433)	$(679,287)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Strategic Emerging Markets Fund Class A
Sold	29,064	$350,514	41,318	$554,398
Issued as reinvestment of dividends	155	1,818	135	1,765
Redeemed	(1,456)	(18,106)	(20,323)	(270,060)

Net increase (decrease)	27,763	$334,226	21,130	$286,103

Strategic Emerging Markets Fund Class R4
Sold	42,519	$502,986	32,580	$441,272
Issued as reinvestment of dividends	250	2,905	752	9,767
Redeemed	(44,912)	(573,010)	(10,626)	(140,187)

Net increase (decrease)	(2,143)	$(67,119)	22,706	$310,852

Strategic Emerging Markets Fund Class R3
Sold	11,446	$141,269	14,865	$196,350
Issued as reinvestment of dividends	-	-	392	5,088
Redeemed	(13,133)	(161,091)	(19,366)	(255,182)

Net increase (decrease)	(1,687)	$(19,822)	(4,109)	$(53,744)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained $68 for the Main Street Fund during the period ended March 31, 2019.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2019, were waived for any redemptions subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$293,328,436	$-	$-	$-
Short-Duration Bond Fund	486,915,634	5,540,550	(4,633,561)	906,989
Inflation-Protected and Income Fund	296,922,324	5,605,665	(1,623,776)	3,981,889
Core Bond Fund	1,563,979,285	21,107,459	(11,361,659)	9,745,800
Diversified Bond Fund	231,410,871	3,227,499	(2,189,847)	1,037,652
High Yield Fund	552,051,619	9,139,344	(19,676,998)	(10,537,654)
Balanced Fund	120,343,477	8,586,977	(2,919,780)	5,667,197
Disciplined Value Fund	132,678,264	9,928,465	(6,950,789)	2,977,676
Main Street Fund	111,597,593	16,318,987	(3,162,301)	13,156,686
Disciplined Growth Fund	276,487,444	41,504,479	(8,792,303)	32,712,176
Small Cap Opportunities Fund	209,034,681	25,841,841	(18,751,512)	7,090,329
Global Fund	209,464,443	118,131,782	(13,671,833)	104,459,949
International Equity Fund	325,913,590	54,216,482	(26,597,084)	27,619,398
Strategic Emerging Markets Fund	179,784,703	40,287,720	(10,556,500)	29,731,220

Notes to Financial Statements (Unaudited) (Continued)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2019, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2018, for federal income tax purposes, there were no unused capital losses.

At September 30, 2018, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$32,454	$14,006,690
Inflation-Protected and Income Fund	701,554	2,855,936
Core Bond Fund	11,109,013	27,869,212
Diversified Bond Fund	-	1,602,870
High Yield Fund	1,294,420	4,073,866
Strategic Emerging Markets Fund	5,990,877	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2018, post-October capital losses:

	Post-October Loss	Post October Currency Loss
Inflation-Protected and Income Fund	$3,389,285	$-
Diversified Bond Fund	1,989,371	-

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2018, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
U.S. Government Money Market Fund	$4,051,516	$-	$-
Short-Duration Bond Fund	15,311,431	-	-
Inflation-Protected and Income Fund	7,052,518	-	-
Core Bond Fund	34,338,923	-	-
Diversified Bond Fund	5,919,766	-	-
High Yield Fund	29,331,690	-	-
Balanced Fund	2,873,428	4,892,457	-

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
Disciplined Value Fund	$11,270,704	$13,001,553	$-
Main Street Fund	2,132,665	8,426,806	-
Disciplined Growth Fund	23,976,151	22,931,026	-
Small Cap Opportunities Fund	5,166,910	20,202,935	-
Global Fund	3,313,284	34,665,333	-
International Equity Fund	6,236,966	-	-
Strategic Emerging Markets Fund	3,352,520	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2018:

Amount
Global Fund	$372,318
International Equity Fund	829,119
Strategic Emerging Markets Fund	401,099

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2018, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, swap agreements, premium amortization accruals, passive foreign investment companies, partnership basis adjustments, non-taxable dividends basis adjustments, the deferral of wash sale losses, corporate action basis adjustments, and deferred Trustee compensation.

At September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$4,433	$-	$(107,528)	$-
Short-Duration Bond Fund	13,704,775	(14,039,144)	(111,545)	(6,723,207)
Inflation-Protected and Income Fund	7,486,373	(3,557,490)	(3,447,477)	(7,062,884)
Core Bond Fund	29,929,414	(38,978,225)	(301,051)	(18,776,285)
Diversified Bond Fund	5,261,623	(1,602,870)	(2,027,076)	(3,272,503)
High Yield Fund	21,936,613	(5,368,286)	(54,380)	(6,955,281)
Balanced Fund	2,733,702	5,456,978	(33,370)	12,432,726
Disciplined Value Fund	7,215,216	13,485,081	(54,533)	14,196,588
Main Street Fund	1,715,196	12,581,850	(32,073)	20,966,684
Disciplined Growth Fund	21,758,377	45,040,233	(62,945)	60,113,406
Small Cap Opportunities Fund	3,412,676	13,255,814	(47,288)	40,676,114
Global Fund	1,949,947	52,126,170	(72,402)	116,338,404
International Equity Fund	4,243,842	12,222,407	(126,780)	75,036,019
Strategic Emerging Markets Fund	1,369,055	(5,990,877)	(29,775)	24,275,884

The Funds did not have any unrecognized tax benefits at March 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Unaudited) (Continued)

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2019, was as follows:

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Global Fund

Oppenheimer Institutional Government Money Market Fund Class E*	$4,096,417	$35,256,766	$(32,497,978)	$-	$-	$6,855,205	6,855,205	$65,682	$-

International Equity Fund

Oppenheimer Institutional Government Money Market Fund Class E*	$17,496,757	$70,954,329	$(78,886,305)	$-	$-	$9,564,781	9,564,781	$263,008	$-

*	Fund advised by OFI Global Asset Management.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provided for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date are required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information is subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (Continued)

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

Effective for periods ending on or after March 31, 2019, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s EDGAR database on its website at http://www.sec.gov. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Submission of Matter to a Vote of Security Holders

Pursuant to a written consent dated February 15, 2019, MassMutual and each of the MassMutual RetireSMARTSM Funds and MassMutual RetireSMARTSM by JPMorgan Funds, together in their capacity as the owner of a majority of the issued and outstanding shares of the MassMutual Premier High Yield Fund (the “Fund”), approved the ability for MML Advisers to appoint subadvisers for the Fund without shareholder approval, as described in the Information Statement dated January 22, 2019.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2019

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2019:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2019.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$1,000	0.51%	$1,008.80	$2.53	$1,022.10	$2.54
Short-Duration Bond Fund
Class I	1,000	0.42%	1,019.30	2.09	1,022.60	2.09
Class R5	1,000	0.52%	1,019.10	2.59	1,022.10	2.59
Service Class	1,000	0.62%	1,018.90	3.09	1,021.60	3.09
Administrative Class	1,000	0.72%	1,018.30	3.58	1,021.10	3.59
Class A	1,000	0.97%	1,016.10	4.82	1,019.90	4.83
Class R4	1,000	0.87%	1,017.50	4.33	1,020.40	4.33
Class R3	1,000	1.12%	1,015.70	5.57	1,019.10	5.58

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.46%	$1,023.60	$2.30	$1,022.40	$2.29
Class R5	1,000	0.56%	1,023.50	2.79	1,021.90	2.79
Service Class	1,000	0.66%	1,023.50	3.29	1,021.40	3.29
Administrative Class	1,000	0.76%	1,023.30	3.79	1,020.90	3.79
Class A	1,000	1.01%	1,020.80	5.03	1,019.70	5.03
Class R4	1,000	0.91%	1,021.50	4.54	1,020.20	4.53
Class R3	1,000	1.16%	1,020.30	5.78	1,018.90	5.77
Core Bond Fund
Class I	1,000	0.42%	1,042.50	2.12	1,022.60	2.09
Class R5	1,000	0.52%	1,042.10	2.62	1,022.10	2.59
Service Class	1,000	0.62%	1,040.30	3.12	1,021.60	3.09
Administrative Class	1,000	0.72%	1,040.70	3.62	1,021.10	3.59
Class A	1,000	0.97%	1,039.00	4.88	1,019.90	4.83
Class R4	1,000	0.87%	1,040.10	4.38	1,020.40	4.33
Class R3	1,000	1.12%	1,038.40	5.63	1,019.10	5.58
Diversified Bond Fund
Class I	1,000	0.51%	1,041.30	2.57	1,022.10	2.54
Class R5	1,000	0.61%	1,040.60	3.07	1,021.60	3.04
Service Class	1,000	0.71%	1,039.70	3.57	1,021.20	3.54
Administrative Class	1,000	0.81%	1,039.50	4.07	1,020.70	4.04
Class A	1,000	1.06%	1,038.10	5.33	1,019.40	5.28
Class R4	1,000	0.96%	1,038.00	4.82	1,019.90	4.78
Class R3	1,000	1.21%	1,037.40	6.08	1,018.70	6.02
High Yield Fund
Class I	1,000	0.53%	1,013.30	2.63	1,022.00	2.64
Class R5	1,000	0.63%	1,013.10	3.13	1,021.60	3.14
Service Class	1,000	0.73%	1,012.20	3.62	1,021.10	3.64
Administrative Class	1,000	0.83%	1,010.80	4.12	1,020.60	4.14
Class A	1,000	1.08%	1,010.70	5.35	1,019.30	5.38
Class R4	1,000	0.98%	1,011.10	4.86	1,019.80	4.88
Class R3	1,000	1.23%	1,009.40	6.09	1,018.60	6.12
Balanced Fund
Class I	1,000	0.64%	977.70	3.12	1,021.50	3.19
Class R5	1,000	0.73%	977.50	3.56	1,021.10	3.64
Service Class	1,000	0.83%	976.50	4.05	1,020.60	4.14
Administrative Class	1,000	0.93%	975.90	4.53	1,020.10	4.63
Class A	1,000	1.18%	975.50	5.75	1,018.80	5.87
Class R4	1,000	1.08%	976.00	5.26	1,019.30	5.38
Class R3	1,000	1.33%	974.20	6.47	1,018.10	6.62
Disciplined Value Fund
Class I	1,000	0.63%	957.60	3.04	1,021.60	3.14
Class R5	1,000	0.73%	956.50	3.52	1,021.10	3.64
Service Class	1,000	0.83%	956.60	4.00	1,020.60	4.14
Administrative Class	1,000	0.93%	956.20	4.49	1,020.10	4.63
Class A	1,000	1.18%	954.60	5.69	1,018.80	5.87
Class R4	1,000	1.08%	955.30	5.21	1,019.30	5.38
Class R3	1,000	1.33%	953.80	6.41	1,018.10	6.62

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Main Street Fund
Class I	$1,000	0.73%	$988.30	$3.58	$1,021.10	$3.64
Class R5	1,000	0.83%	988.00	4.07	1,020.60	4.14
Service Class	1,000	0.93%	986.90	4.56	1,020.10	4.63
Administrative Class	1,000	1.03%	987.30	5.05	1,019.60	5.13
Class A	1,000	1.28%	986.30	6.27	1,018.30	6.37
Class R4	1,000	1.18%	986.50	5.78	1,018.80	5.87
Class R3	1,000	1.43%	985.10	7.00	1,017.60	7.11
Disciplined Growth Fund
Class I	1,000	0.54%	959.40	2.61	1,022.00	2.69
Class R5	1,000	0.64%	959.00	3.09	1,021.50	3.19
Service Class	1,000	0.74%	958.60	3.57	1,021.00	3.69
Administrative Class	1,000	0.84%	958.10	4.06	1,020.50	4.18
Class A	1,000	1.09%	956.80	5.26	1,019.30	5.43
Class R4	1,000	0.99%	957.90	4.78	1,019.80	4.93
Class R3	1,000	1.24%	956.30	5.98	1,018.50	6.17
Small Cap Opportunities Fund
Class I	1,000	0.69%	896.00	3.23	1,021.30	3.44
Class R5	1,000	0.79%	895.30	3.69	1,020.80	3.94
Service Class	1,000	0.89%	895.10	4.16	1,020.30	4.43
Administrative Class	1,000	0.99%	894.40	4.62	1,019.80	4.93
Class A	1,000	1.24%	893.10	5.79	1,018.50	6.17
Class R4	1,000	1.14%	894.00	5.32	1,019.00	5.68
Class R3	1,000	1.39%	892.90	6.49	1,017.80	6.92
Global Fund
Class I	1,000	0.88%	983.90	4.30	1,020.30	4.38
Class R5	1,000	0.98%	982.50	4.79	1,019.80	4.88
Service Class	1,000	1.08%	982.50	5.28	1,019.30	5.38
Administrative Class	1,000	1.18%	981.80	5.77	1,018.80	5.87
Class A	1,000	1.43%	980.80	6.98	1,017.60	7.11
Class R4	1,000	1.33%	981.20	6.50	1,018.10	6.62
Class R3	1,000	1.58%	979.60	7.71	1,016.90	7.86
International Equity Fund
Class I	1,000	0.97%	947.50	4.66	1,019.90	4.83
Class R5	1,000	1.07%	946.90	5.14	1,019.40	5.33
Service Class	1,000	1.17%	945.80	5.61	1,018.90	5.82
Administrative Class	1,000	1.27%	946.20	6.09	1,018.40	6.32
Class A	1,000	1.52%	944.80	7.29	1,017.20	7.56
Class R4	1,000	1.42%	945.10	6.81	1,017.70	7.06
Class R3	1,000	1.67%	943.70	8.00	1,016.40	8.30
Strategic Emerging Markets Fund
Class I	1,000	1.08%	1,035.60	5.42	1,019.30	5.38
Class R5	1,000	1.18%	1,034.80	5.92	1,018.80	5.87
Service Class	1,000	1.28%	1,034.20	6.42	1,018.30	6.37
Administrative Class	1,000	1.38%	1,033.90	6.92	1,017.90	6.87
Class A	1,000	1.64%	1,032.70	8.22	1,016.60	8.15
Class R4	1,000	1.54%	1,033.40	7.72	1,017.10	7.66
Class R3	1,000	1.78%	1,031.70	8.92	1,015.90	8.85

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2019, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44649-02

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/23/2019

By (Signature and Title)	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date 5/23/2019